UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-80481
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 21	☑
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-2716
Amendment No. 70	☑
(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)                                                                                                (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Thomas E. Barnes, VP and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	December 14, 2007

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on December 14, 2007 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Deferred Variable Annuity Contract

Nationwide Life Insurance Company: • Nationwide Variable Account

Prospectus supplement dated December 14, 2007 to
Prospectus dated May 1, 2007

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Your prospectus offers the following underlying mutual fund as an investment option under your contract.  Effective December 14, 2007, this underlying mutual fund changed names as indicated below:

OLD NAME	NEW NAME
American Century International Growth Fund: Advisor Class	American Century International Growth Fund: Class A

Also effective December 14, 2007, the following underlying mutual fund is an available investment option under your contract:

American Century Life Sciences Fund: Investor Class
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	The fund seeks capital growth.

The Best of America® Successor SM
Nationwide Life Insurance Company
Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account
The date of this prospectus is May 1, 2007.

This prospectus contains basic information you should understand about the contracts before investing – the annuity contract is the legally binding instrument governing the relationship between you and Nationwide should you choose to invest.  Please read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2007) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  The table of contents for the Statement of Additional Information is on page [INSERT PAGE NUMBER].  For general information or to obtain free copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:
Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: www.sec.gov.  Information about this and other Best of America products can be found at: www.nationwide.com.
Before investing, understand that annuities and/or life insurance products are not insured by the FDIC, NCUSIF, or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Annuities that involve investment risk may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

The following is a list of the underlying mutual funds available under the contract.

•	AIM Dynamics Fund: Investor Class
•	AIM Small Cap Growth Fund: Investor Class
•	American Century Growth: Investor Class
•	American Century Income & Growth: Advisor Class
•	American Century Short Term Government: Investor Class
•	American Century Ultra: Investor Class
•	American Century Variable Portfolios, Inc. – American Century VP International Fund: Class IV†
•	Dreyfus Appreciation Fund, Inc.
•	Dreyfus Premier Balanced Opportunity Fund: Class Z
•	Federated High Yield Trust*
•	Federated Income Securities Trust – Federated Intermediate Corporate Bond Fund: Institutional Service Shares
•	Fidelity Advisor Equity Growth Fund: Class A
•	Fidelity Advisor Equity Income Fund: Class A*
•	Fidelity Advisor Growth Opportunities Fund: Class A
•	Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R†
•	Franklin Balance Sheet Investment Fund: Class A
•	Franklin Mutual Series Fund, Inc. – Mutual Shares Fund: Class A*
•	Franklin Small-Mid Cap Growth Fund: Class A
•	Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 3†
•	Nationwide Bond Index Fund: Class A
•	Nationwide® Fund: Class D
•	Nationwide Government Bond Fund: Class D
•	Nationwide Growth Fund: Class A
•	Nationwide Large Cap Value Fund: Class A
•	Nationwide Mid Cap Market Index Fund: Class A
•	Nationwide Money Market Fund: Service Class
•	Nationwide NMF Investor Destinations Funds: Service Class
➢	Nationwide NMF Investor Destinations Conservative Fund: Service Class
➢	Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class
➢	Nationwide NMF Investor Destinations Moderate Fund: Service Class
➢	Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class
➢	Nationwide NMF Investor Destinations Aggressive Fund: Service Class
•	Nationwide S&P 500® Index Fund: Service Class
•	Nationwide Small Cap Index Fund: Class A
•	Nationwide Variable Insurance Trust – J.P. Morgan NVIT Balanced Fund: Class I
•	Neuberger Berman Genesis Fund: Trust Class
•	Neuberger Berman Socially Responsive Fund: Trust Class
•	Oppenheimer Capital Appreciation Fund: Class A
•	Oppenheimer Champion Income Fund: Class A*
•	Oppenheimer Strategic Income Fund: Class A*
•	Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4†
•	PIMCO Total Return Fund: Class A
•	Putnam Voyager Fund: Class A
•	Van Kampen Growth & Income Fund: Class A*
•	Van Kampen Mid Cap Growth Fund: Class A*
•	Waddell & Reed Advisors Small Cap Fund: Class A
•	Wells Fargo Advantage Growth Fund: Investor Class

The following underlying mutual fund is only available in contracts for which good order applications were received before January 12, 2007:

•	Van Kampen Real Estate Securities Fund: Class A*

The following underlying mutual funds are only available in contracts for which good order applications were received before May 24, 2004:

•	Janus Fund*
•	Janus Twenty Fund*

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2004:

•	Dreyfus Premier Third Century Fund, Inc.: Class Z
•	Janus Adviser Balanced Fund: Class S*
•	Nationwide Small Cap Fund: Class A
•	Nationwide Value Opportunities Fund: Class A
•	Wells Fargo Advantage Common Stock Fund: Class Z
•	Wells Fargo Advantage Growth and Income Fund: Investor Class
•	Wells Fargo Advantage Mid Cap Growth Fund: Class Z

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2003:

•	AIM Basic Balanced Fund: Investor Class
•	Federated Bond Fund: Class F* Shares
•	Federated Equity Income Fund, Inc.: Class F Shares
•	Fidelity Advisor Balanced Fund: Class A
•	Fidelity Advisor High Income Advantage Fund: Class T*
•	Lazard Small Cap Portfolio: Open Shares
•	Nationwide Bond Fund: Class D
•	Neuberger Berman Guardian Fund: Trust Class
•	Neuberger Berman Partners Fund: Trust Class

The following underlying mutual funds are only available in contracts for which good order applications were received before October 2, 2000:

•	Dreyfus Emerging Leaders Fund
•	Janus Worldwide Fund

Effective May 1, 2004, the following underlying mutual funds are no longer available to receive transfers or new purchase payments:

•	American Century International Growth: Advisor Class
•	Fidelity Advisor Overseas Fund: Class A
•	Janus Adviser International Growth Fund: Class S*
•	Janus Adviser Worldwide Fund: Class S*
•	Nationwide International Index Fund: Class A
•	Oppenheimer Global Fund: Class A
•	Putnam International Equity Fund: Class A
•	Templeton Foreign Fund: Class A

Effective December 19, 2003, the following underlying mutual fund is no longer available to receive transfers or new purchase payments:

•	Nationwide Growth Fund: Class D

†These underlying mutual funds assess a short-term trading fee

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account ("variable account") may be allocated to the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction – refer to your contract for specific benefit information).

Glossary of Special Terms

Accumulation unit- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

Annuitization date- The date on which annuity payments begin.

Annuity commencement date- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide’s consent.

Annuity unit- An accounting unit of measure used to calculate annuitization payments when the variable annuity payment option is chosen.

Contract value- The total of all accumulation units in a contract plus any amount held under Guaranteed Term Options.

Contract year- Each year the contract is in force beginning with the date the contract is issued.

FDIC- Federal Deposit Insurance Corporation.

General account- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

Individual Retirement Annuity- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

NCUSIF- National Credit Union Share Insurance Fund.

Nationwide- Nationwide Life Insurance Company.

Qualified Plans- Retirement plans which receive favorable tax treatment under Section 401 or 403(a) of the Internal Revenue Code.

Roth IRA- An account that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC- Securities and Exchange Commission.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Simple IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-accounts- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained – each sub-account corresponds to a single underlying mutual fund.

Valuation date - Each day the New York Stock Exchange and Nationwide’s home office are open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current net asset value of accumulation units or annuity units might be materially affected.  Values of the variable account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days and as conditions warrant.

Valuation period- Each day the New York Stock Exchange is open for business.

Variable account- Nationwide Variable Account, a separate account of Nationwide that contains variable account allocations.  The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

Page
Glossary of Special Terms

Contract Expenses
Underlying Mutual Fund Expenses
Example
Synopsis of the Contracts
Minimum Initial and Subsequent Purchase Payments
Charges and Expenses
Annuity Payments
Taxation
Ten Day Free-look
Condensed Financial Information
Financial Statements
Nationwide Life Insurance Company
Nationwide Investment Services Corporation
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Contract in General
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Standard Charges and Deductions
Mortality and Expense Risk Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions
CDSC Options
Reduced Purchase Payment Option
Death Benefit Options
Guaranteed Minimum Income Benefit Options
Beneficiary Protector Option
Removal of Variable Account Charges
Ownership Rights
Contract Owner
Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfer Requests
Transfer Restrictions
Redemption Fees
Transfers Prior to Annuitization
Transfers After Annuitization
Right to Revoke
Surrender (Redemption)
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Assignment

Table of Contents (continued)
Page
Services
Asset Rebalancing
Dollar Cost Averaging
Systematic Withdrawals
Annuity Commencement Date
Annuitizing the Contract
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Guaranteed Minimum Income Benefit Options ("GMIB")
Annuity Payment Options
Death Benefits
Death of Contract/Owner Annuitant
Death Benefit Payment
Statements and Reports
Legal Proceedings
Table of Contents of Statement of Additional Information
Appendix A: Underlying Mutual Funds
Appendix B: Condensed Financial Information
Appendix C: Contract Types and Tax Information

Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Standard Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	0%[1]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5%[2]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Variable Account Annual Expenses (annualized rate of total variable account charges as a percentage of the daily net assets)[3]
Mortality and Expense Risk Charge	1.20%
CDSC Options (an applicant may elect one of the following CDSC options in exchange for a reduction in variable account annual expenses)
7 Year CDSC Option (maximum CDSC: 7% of purchase payments surrendered) Total Variable Account Charges (including this option only)	(0.25%)[4] 0.95%
5 Year CDSC Option (maximum CDSC: 7% of purchase payments surrendered) Total Variable Account Charges (including this option only)	(0.10%)[5] 1.10%

1 The standard contract does not include a CDSC.  However, if the applicant chooses, one of two available CDSC schedules may be elected in return for a reduction in their variable account annual expenses.

2Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

3 These charges apply only to sub-account allocations.  They do not apply to allocations made to the Guaranteed Term Options.  They are charged on a daily basis at the annualized rate noted above.

4 Range of 7 year CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%

5 Range of 5 year CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%

Recurring Contract Expenses (continued)
Reduced Purchase Payment Option
Reduced Purchase Payment Option Total Variable Account Charges	0.25%[6] 1.45%
Reduced Purchase Payment Option (in Oregon only) Total Variable Account Charges (in Oregon only)	0.30%[7] 1.50%
Death Benefit Options beginning January 2, 2001 (an applicant may elect one Death Benefit Option as a replacement for the standard death benefit)
Optional Five-Year Reset Death Benefit Total Variable Account Charges (including this option only)	0.05% 1.25%
Optional One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Total Variable Account Charges (including this option only)	0.15% 1.35%
Optional Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Total Variable Account Charges (including this option only)	0.20% 1.40%
Death Benefit Options available for contracts issued prior to January 2, 2001 or prior to the date on which state insurance authorities approve applicable contract modifications (applicants may elect one or both):

Optional Five-Year Reset Death Benefit Total Variable Account Charges (including this option only)	0.05% 1.25%
Optional One-Year Step Up Death Benefit Total Variable Account Charges (including this option only)	0.10% 1.30%
Guaranteed Minimum Income Benefit Options[8] For contracts issued prior to May 1, 2003, an applicant could purchase one of the following Guaranteed Minimum Income Benefit Options.
Guaranteed Minimum Income Benefit Option 1 Total Variable Account Charges (including this option only)	0.45% 1.65%
Guaranteed Minimum Income Benefit Option 2 Total Variable Account Charges (including this option only)	0.30% 1.50%
Beneficiary Protector Option
Total Variable Account Charges (including this option)
In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%.
0.40% 1.60%

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	1.20%
Reduced Purchase Payment Option (in Oregon)	0.30%
Greater of One-Year or 5% Enhanced Death Benefit Option with Long Term Care/Nursing Home Waiver	0.20%
Guaranteed Minimum Income Benefit Option 1	0.45%
Beneficiary Protector Option	0.40%
Maximum Possible Total Variable Account Charges	2.55%

6 If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25.  Not available in Oregon.

7 If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25.  In Oregon only.

8 Effective May 1, 2003, these options are no longer available.

Underlying Mutual Fund Annual Expenses

The next table shows the minimum and maximum total operating expenses, as of December 31, 2006, charged by the underlying mutual funds periodically during the life of the contract.  The table does not reflect Short-Term Trading Fees.  More detail concerning each underlying mutual fund’s fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of underlying mutual fund assets)	0.57%	1.60%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

The following underlying mutual funds assess a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account (see "Short-Term Trading Fees"):

•	American Century Variable Portfolios, Inc. – American Century VP International Fund: Class IV
•	Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R
•	Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 3
•	Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4

Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the 7 year CDSC schedule; and
•	the total variable account charges associated with the most expensive combination of optional benefits (2.55%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract				If you annuitize your contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.60%)	436	1,316	2,207	4,486	436	1,316	2,207	4,486	*	1,316	2,207	4,486
Minimum Total Underlying Mutual Fund Operating Expenses (0.57%)	328	1,000	1,695	3,542	328	1,000	1,695	3,542	*	1,000	1,695	3,542

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

Synopsis of the Contracts

The contracts described in this prospectus are individual deferred variable annuity contracts, which can be categorized as:

•	Individual Retirement Annuities (IRAs) with contributions rolled over or transferred from certain tax-qualified plans;*
•	Roth IRAs;
•	Simplified Employee Pension (SEP IRAs); and
•	Simple IRAs.

*Contributions are not required to be rolled-over or transferred if the contract owner elects the Reduced Purchase Payment Option.

For more detailed information with regard to the differences in contract types, please see Appendix C: Contract Types and Tax Information later in this prospectus.

Minimum Initial and Subsequent Purchase Payments

The minimum initial purchase payment to a contract is $15,000.  Subsequent purchase payments must be at least $1,000.

If the contract owner has elected the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced to $1,000 for the initial purchase payment and $25 for subsequent purchase payments.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Charges and Expenses

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.20% of the daily net assets of the variable account.  Nationwide assesses this charge to offset expenses incurred in the day to day business of issuing, distributing and maintaining variable annuity contracts.

Nationwide does not deduct a sales charge from purchase payments upon deposit into or withdrawal from the contract, unless the contract owner has elected one of two optional Contingent Deferred Sales Charge ("CDSC") schedules in exchange for a reduction of variable account annual expenses.  An optional CDSC schedule may only be elected at the time of application.  If the contract owner has elected one of the CDSC options, Nationwide will reduce the variable account annual expenses by either 0.25% for the 7 Year CDSC Option, or 0.10% for the 5 Year CDSC Option.

If the contract owner has elected the Reduced Purchase Payment Option at the time of application, Nationwide will reduce the minimum initial purchase payment to $1,000 and subsequent purchase payments to $25.  In return, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the daily net assets of the variable account.  For contracts issued in the State of Oregon ONLY, if the contract owner has elected the Reduced Purchase Payment Option at the time of application, Nationwide will reduce the minimum initial purchase payment to $1,000 and subsequent purchase payments to $25.  In return, Nationwide will deduct an additional charge equal to an annualized rate of 0.30% of the daily net assets of the variable account.

Optional death benefits are available under the contract at the time of application.  For contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications, Nationwide will deduct an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account if the Five-Year Reset Death Benefit is elected, 0.15% of the daily net assets of the variable account if the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection is elected, or 0.20% of the daily net assets of the variable account if the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection is elected.

For contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract options listed above, Nationwide will deduct an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account if the Five-Year Reset Death Benefit is elected, or 0.10% of the daily net assets of the variable account if the One-Year Step Up Death Benefit is elected.

For more information about the standard and optional death benefit(s), please see the "Death Benefit Payment" provision.

For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit options were available under the contract at the time of application.  If the contract owner elected one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge equal to an annualized rate of 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen (see "Guaranteed Minimum Income Benefit").

A Beneficiary Protector Option is available for contracts with annuitants who are age 70 or younger at the time the option is elected.  If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account. Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%.  Any guaranteed interest rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.  See "Beneficiary Protector Option."

Upon annuitization of the contract, any charges or reductions to the variable account annual expenses that are the result of optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.

Annuity Payments

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization.  Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased.  Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" in Appendix C: Contract Types and Tax Information and "Premium Taxes").

Ten Day Free Look

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by state law (see "Right to Revoke").

Condensed Financial Information

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values.  All classes of accumulation unit values may be obtained free of charge by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Financial Statements

Financial statements for the variable account and the consolidated financial statements for Nationwide are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities, and retirement products.  It is admitted to do business in all states, the District of Columbia, and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

The Nationwide Variable Account is a separate account that invests in the underlying mutual funds listed in Appendix A.  Nationwide established the variable account on March 3, 1976, pursuant to Ohio law.  Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account’s own investment experience and not the investment experience of Nationwide’s other assets.  The variable account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund’s prospectus contains more detailed information about that fund.  Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract owners will receive notice of any such changes that affect their contract.  Additionally, not all of the underlying mutual funds are available in every state.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote shares at special shareholder meetings based on contract owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.  What this means to you is that when only a small number of contract owners vote, each vote has a greater impact on the outcome.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholders’ vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other variable accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of underlying mutual funds for shares already purchased or to be purchased in the future if either of the following occurs:

1)	shares of a current underlying mutual fund are no longer available for investment; or

2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract.  The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.  However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability.  A Guaranteed Term Option prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations:  three (3), five (5), seven (7), or ten (10) years.  The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate.  The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless a distribution is taken before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates.  No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options.  Please refer to the prospectus for the Guaranteed Term Options for further information.

For contract owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%.  Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the annuitization date.  In addition, Guaranteed Term Options are not available for use with asset rebalancing, Dollar Cost Averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages – costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.  Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

These contracts are offered to customers of various financial institutions and brokerage firms.  The individual financial institution or brokerage firm may limit the availability of certain features or optional benefits in accordance with their internal policies.  No financial institution or brokerage firm is responsible for the guarantees under the contracts.  Guarantees under the contracts are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later contract years as they are in early contract years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.00%.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide’s Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The variable account aggregates contract owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.  The variable account (not the contract owners) is the underlying mutual fund shareholder.  When the variable account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing contract owners with sub-account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the “payments”).  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust and or Nationwide Mutual Funds) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2006, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.65% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund’s adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later contract years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Standard Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the variable account.  This amount is computed on a daily basis, and is equal to an annualized rate of 1.20% of the daily net assets of the variable account.

The mortality risk portion (0.80%) compensates Nationwide for guaranteeing the annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.  The mortality risk portion also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits for which there are separate charges.

The expense risk portion (0.40%) compensates Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

Nationwide may realize a profit from the Mortality and Expense Risk Charge.  If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

Premium Taxes

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5.0%.  This range is subject to change.  The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

1)	the time the contract is surrendered;

2)	annuitization; or

3)	such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund’s assets.  Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading.  The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner’s sub-account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	surrenders, including CDSC-free withdrawals;

•	surrenders of annuity units to make annuity payments;

•	surrenders of accumulation units to pay a death benefit; or

•	transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to contract owners.  Not all optional benefits are available in every state.  Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

(3)	the charges associated with the optional benefits will be assessed until annuitization.

CDSC Options

No Contingent Deferred Sales Charge is deducted from purchase payments when amounts are deposited into, or withdrawn from, the contract if the contract owner has a standard contract.

However, if the contract owner has chosen an optional CDSC schedule, Nationwide will reduce variable account annual expenses.  In exchange for the reduction in expenses, Nationwide may assess a CDSC upon surrender of purchase payments from the contract.  For either option, the CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is used to cover sales expenses, including production of sales material and other promotional expenses.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the table corresponding to the option chosen) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments.  For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

Contract owners taking withdrawals before age 59½ may be subject to a 10% tax penalty.  In addition, all or a portion of the withdrawal may be subject to federal income taxes.

7 Year CDSC Option

In exchange for a reduction equal to an annualized rate of 0.25% of the daily net assets of the variable account, a contract owner can elect, at the time of application, to have a 7 Year CDSC schedule applied to surrenders from his or her contract.  Nationwide may realize a profit from this charge.  The 7 Year CDSC schedule is as follows:

7 Year CDSC Schedule
Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	0%

5 Year CDSC Option

In exchange for a reduction equal to an annualized rate of 0.10% of the daily net assets of the variable account, a contract owner can elect, at the time of application to have a 5 Year CDSC schedule applied to surrenders from his or her contract.  Nationwide may realize a profit from this charge.  The 5 Year CDSC schedule is as follows:

5 Year CDSC Schedule
Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	4%
4	2%
5	0%

Waiver of Contingent Deferred Sales Charge Under Either CDSC Option

Each contract year, the contract owner may withdraw without a CDSC the greater of:

1)	the lesser of:

a)	10% of all purchase payments made to the contract, reduced by any withdrawals; or

b)	10% of the contract value; or

2)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative.  Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

1)	upon the annuitization of contracts which have been in force for at least two years;

2)	upon payment of a death benefit; or

3)	from any values which have been held in a contract for at least 5 or 7 years, depending on the CDSC option elected.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options and the variable account.

This contract is not designed for and does not support active trading strategies.  In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading.  If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative net asset values of the exchanged contract.  Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract’s CDSC schedule onto the new contract.  This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years.  This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets.  However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

Reduced Purchase Payment Option

If the contract owner has chosen the Reduced Purchase Payment Option, Nationwide will deduct a charge equal to an annualized rate of 0.25% of the daily net assets of the variable account.  Nationwide may realize a profit from this charge.  In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25.

The contract owner may elect to terminate this option if, throughout a period of at least two years and continuing until such election:

1)	the total of all purchase payments, less surrenders, is maintained at $25,000 or more; and

2)	during such period and continuance, all subsequent purchase payments were at least $1,000.

This election must be submitted in writing on a form provided by Nationwide.  Termination of the option will occur as of the date on the election form, and the charge for this option will no longer be assessed.  Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.

For contracts issued in the State of Oregon ONLY, if the contract owner has chosen the Reduced Purchase Payment Option, Nationwide will deduct a charge equal to an annualized rate of 0.30% of the daily net assets of the variable account.  In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payments will be $25.

The contract owner may elect to terminate this option if, throughout a period of at least two years and continuing until such election the total of all purchase payments, less surrenders, is maintained at $15,000 or more.

This election must be submitted in writing on a form provided by Nationwide.  Termination of the option will occur as of the date on the election form, and the charge for this option will no longer be assessed.  Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.

Death Benefit Options

The following death benefit options are available with the contracts.  Not all of the death benefit options may be available in every state.

The following benefits are available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications.

If the contract owner chooses an optional death benefit, Nationwide will deduct an additional charge equal to an annualized rate of either:

•	0.05% of the daily net assets of the variable account (for the Five-Year Reset Death Benefit);

•	0.15% of the daily net assets of the variable account (for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection); or

•	0.20% of the daily net assets of the variable account (for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection).

The charge assessed depends on which option the contract owner elects.  Nationwide may realize a profit from the charges assessed for these options.  Each benefit is described below.

Five-Year Reset Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the contract value as of the most recent five-year contract anniversary occurring before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that five-year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered;

3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

4)	the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% interest anniversary value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant’s 86th birthday.  Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Spousal Protection Feature

The One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection and the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection both offer a Spousal Protection feature – there is no additional charge for this feature.  The Spousal Protection feature allows the surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.  The Spousal Protection feature is only available in conjunction with the specified death benefit options and is only available for contracts issued as IRAs and Roth IRAs, provided the following conditions are satisfied:

1)
one or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner.  Only the person for whom the IRA or Roth IRA was established may be named as the contract owner;

2)	the spouses must be co-annuitants;

3)	both co-annuitants must be age 85 or younger at the time of issue;

4)	the spouses must each be named as beneficiaries;

5)	no person other than a spouse may be named as contract owner, annuitant or primary beneficiary;

6)
if both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner);

7)
if a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner.  If the chosen death benefit is higher than the contract value at the time of death, the contract value will be adjusted to equal the applicable death benefit amount.  The surviving spouse may then name a new beneficiary but may not name another co-annuitant; and

8)
if a co-annuitant is added at any time after the election of the optional death benefit rider, a copy of the certificate of marriage must be provided to Nationwide’s home office.  In addition, the date of marriage must be after the election of the death benefit option.

Long Term Care Facility and Terminal Illness Benefit

The One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection and the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection both offer a Long Term Care Facility and Terminal Illness benefit available at no additional charge.  If, at the time of application, the purchaser elected an optional CDSC schedule, no CDSC will be assessed against withdrawals, provided the conditions described below are satisfied.  If, at the time of application, the purchaser did not elect an optional CDSC schedule, the Terminal Illness benefit is inapplicable, as no CDSC applies to withdrawals from the contract.

If the purchaser elected an optional CDSC schedule, no CDSC will be charged if:

1)	the third contract anniversary has passed; and

2)	the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

3)	the contract owner has been diagnosed by a physician, at any time after contract issuance, to have a terminal illness; and

4)	Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide’s home office prior to waiver of the CDSC.

In the case of joint ownership, the waiver will apply if either joint owner meets the qualifications listed above.  For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision.  If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

The following benefits are available for contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract modifications listed above.

If the contract owner chooses an optional death benefit, Nationwide will deduct an additional charge equal to an annualized rate of either 0.05% (for the Five-Year Reset Death Benefit) or 0.10% (for the One-Year Step Up Death Benefit) of the daily net assets of the variable account, depending upon which option was chosen.  Nationwide may realize a profit from the charges assessed for these options.  Each benefit is described below.

Five-Year Reset Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the contract value as of the most recent five-year contract anniversary occurring before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that five-year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, the contract owner could have purchased one of two Guaranteed Minimum Income Benefit options at the time of application.  If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen.  Nationwide may realize a profit from the charges assessed for these options.  Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances.  A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

Beneficiary Protector Option

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may purchase a Beneficiary Protector Option.  Nationwide may realize a profit from the charge assessed for this option.  The Beneficiary Protector Option provides that upon the death of the annuitant and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract.  If the Beneficiary Protector Option is elected with a contract that also has spousal protection, the term annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit, unless the co-annuitant is also the beneficiary.

The Beneficiary Protector Option is credited to the contract upon the death of the annuitant.  Upon the death of the annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

a)	terminate the contract; or

b)	continue the contract in accordance with the "Required Distributions" section (see, "Appendix C: Contract Types and Tax Information").

Once the credit is applied to the contract, the charge for the credit is no longer assessed.

The Beneficiary Protector Option is only available for contracts with annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the annuitant dies prior to the first contract anniversary after the annuitant’s 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) – (b) – (c); where:

a = the contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b = purchase payments, proportionately adjusted for withdrawals; and

c = any adjustment for a death benefit previously paid, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously paid in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the annuitant dies prior to the first contract anniversary after the annuitant’s 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected  = (a) – (b) – (c) – (d), where:

a = contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b = the contract value on the date the rider is elected, proportionately adjusted for withdrawals;

c = purchase payments made after the option is elected, proportionately adjusted for withdrawals;

d = any adjustment for a death benefit previously paid after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously paid in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the annuitant’s 85th birthday, then:

a)	Nationwide will credit an amount equal to 4% of the contract value on the contract anniversary to the contract;

b)	the benefit will terminate and will no longer be in effect; and

c)	the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated to the sub-accounts of the variable account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time.  To remove a variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in contract value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract where the only optional benefit elected is the Beneficiary Protector Option, the variable account value will be calculated using unit values with variable account charges of 1.60% until the benefit is applied.  Once the benefit is applied, the contract will be re-rated, and the 0.40% charge associated with the Beneficiary Protector Option will be removed.  From that point on, the variable account value will be calculated using the unit values with variable account charges at 1.20%.  Thus, the Beneficiary Protector Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the contract value.  Generally, for any given sub-account, the higher the variable account charges, the lower the unit value, and vice versa.  For example, sub-account X with charges of 1.60% will have a lower unit value than sub-account X with charges of 1.20% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating variable account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the contract value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the contract value after the re-rating is the same as the contract value before the re-rating.

Ownership Rights

Contract Owner

The contract owner and the annuitant must be the same person for contracts described in this prospectus.  The contract owner has all rights under the contract.

Annuitant

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance unless Nationwide approves a request for an annuitant of greater age.

Beneficiary and Contingent Beneficiary

The contract owner may request a change in the beneficiary or contingent beneficiary before the annuitization date.  These changes must be:

•	on a Nationwide form;

•	signed by the contract owner; and

•	received at Nationwide’s home office before the annuitization date.

Nationwide must review and approve any change requests.

The beneficiary(ies) is the person(s) who is entitled to the death benefit if the annuitant dies before the annuitization date.  The annuitant can name more than one beneficiary.  The beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiary(ies) survives the annuitant, the contingent beneficiary(ies) will receive the death benefit.  Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the annuitant’s estate will receive the death benefit.

Once recorded, the change will be effective as of the date the request was signed, whether or not the annuitant was living at the time the request was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

The minimum initial purchase payment to a contract is $15,000.  Subsequent purchase payments must be at least $1,000.

If the contract owner has elected the Reduced Purchase Payment Option, the minimum initial and subsequent purchase payments will be reduced to $1,000 for the initial purchase payment and $25 for subsequent purchase payments.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Pricing

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received.  The cumulative total of all purchase payments under Nationwide contracts on the life of any one annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.
Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
• New Year's Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents’ Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments if:

1)	trading on the New York Stock Exchange is restricted;

2)	an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the annuitant will not have access to their account.

Allocation of Purchase Payments

Nationwide allocates purchase payments to sub-accounts and/or Guaranteed Term Options as instructed by the contract owner.  Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts or Guaranteed Term Options.  However, no change may be made that would result in an amount less than 1% of the purchase payment being allocated to any sub-account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The contract value is the sum of:

1)	the value of amounts allocated to the sub-accounts; and

2)	amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each of the sub-accounts and amounts from the Guaranteed Term Options based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Purchase payments or transfers allocated to the underlying mutual funds are accounted for in accumulation units.  Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual fund for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period.  For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

a)	is the sum of:

1)	the net asset value of the underlying mutual fund as of the end of the current valuation period; and

2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

b)	is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

c)
is a factor representing the daily variable account annual expenses, which may include charges and/or reductions for contract options chosen by the contract owner.  The factor is equal to an annual rate ranging from 0.95% to 2.55% of the daily net assets of the variable account, depending on which contract features the contract owner chooses.

Based on the net investment factor, the value of an accumulation unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

2)	adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

3)	subtracting charges deducted in accordance with the contract.

Transfer Requests

Contract owners may submit transfer requests in writing, over the telephone, or via the internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, sub-account transfers will receive the accumulation unit value next determined after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading").  A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors’ interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.

Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by this process and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the sub-accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period).  For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from a Guaranteed Term Option), will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the contract owner notifying them that:

(1)  they have been identified as engaging in harmful trading practices; and

(2)  if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the contract owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the contract owner to submitting transfer requests via U.S. mail.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners.  These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available accumulation unit value.  Rather, they will receive the accumulation unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisers will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide contract owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request (“transaction information”); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by contract owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected contract owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected contract owner in their current underlying mutual fund allocation.

Transfers Prior to Annuitization

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

A contract owner may request to transfer allocations among the sub-accounts at any time, subject to the terms and conditions imposed by the contract and the underlying mutual funds.

Transfers After Annuitization

After annuitization, transfers may only be made on the anniversary of the annuitization date.  Guaranteed Term Options are not available after annuitization.

Right to Revoke

Contract owners have a ten day "free look" to examine the contract.  The contract may be returned to Nationwide’s home office for any reason within ten days of receipt and Nationwide will return purchase payments paid.  State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation.  Any additional amounts refunded will be paid by Nationwide.

Surrender (Redemption)

Contract owners may surrender some or all of the contract value before the earlier of the annuitization date or his or her death.  Surrenders from the contract may be subject to federal income tax and/or a tax penalty.  See "Federal Income Taxes" in Appendix C: Contract Types and Tax Information.  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.  (See “Pricing”)

Partial Surrenders (Partial Redemptions)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request, unless otherwise instructed by the contract owner.

A CDSC may apply if the contract owner elected an optional CDSC schedule.  The CDSC deducted is a percentage of the amount requested by the contract owner.  Amounts deducted for CDSC are not subject to a subsequent CDSC.  The contract owner may take the CDSC from either:

a)	the amount requested; or

b)	the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee.  Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract.  The contract value will reflect:

•	variable account annual expenses;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds; and

•	any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

If the contract owner elected a CDSC option, a CDSC may apply.

Assignment

Contract rights may not be assigned.

Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis.  Asset Rebalancing is not available for assets held in the Guaranteed Term Options.  Requests for Asset Rebalancing must be on a Nationwide form.  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner; manual transfers will not automatically terminate the program.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.  Each Asset Rebalancing reallocation is considered a transfer event.  Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows the contract owner to make regular, level investments over time.  It involves the automatic transfer of a specified amount from certain sub-accounts into other sub-accounts.

Contract owners direct Nationwide to automatically transfer specified amounts from the Nationwide Money Market Fund: Service Class to any other underlying mutual fund.  Dollar Cost Averaging transfers may not be directed to Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Dollar Cost Averaging transfers are not considered transfer events.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide does not guarantee that this program will result in a profit or protect contract owners from a loss.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.  Nationwide also reserves the right to assess a processing fee for this service.

Systematic Withdrawals

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts proportionately unless Nationwide is instructed otherwise.  Systematic Withdrawals are not available from the Guaranteed Term Options.  If the contract owner elected a CDSC option, a CDSC may apply.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner.  The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59½ unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through systematic withdrawals.

If the contract owner elected a CDSC option and takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

1)	the lesser of:

a)	10% of all purchase payments made to the contract, reduced by any withdrawals; or

b)	10% of the contract value;

2)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or
3)	a percentage of the contract value based on the contract owner’s age, as shown in the table below:

Contract Owner’s Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%

Contract value and contract owner’s age are determined as of the date the request for the withdrawal program is recorded by Nationwide’s home office.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative.  Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs.  Nationwide also reserves the right to assess a processing fee for this service.  Systematic Withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

Annuity Commencement Date

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization.  This change must be in writing and approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The annuitization date is the date that annuity payments begin.  The annuitization date will be the first day of a calendar month unless otherwise agreed.  The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions" in Appendix C: Contract Types and Tax Information).

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Before the annuitization date, the contract owner must choose:

1)	an annuity payment option; and

2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary depending on the performance of the underlying mutual funds chosen by the contract owner.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total contract value; then

2)	applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

VariablePayment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

A variable payment annuity may not be elected when exercising the Guaranteed Minimum Income Benefit option.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total contract value; then

2)	applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment.  This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date.  This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

1)	multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

2)	multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing.  Exchanges will occur on each anniversary of the annuitization date.

Frequency and Amount of Annuity Payments

Annuity payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

•
an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50.  Payments will be made at least annually.

Guaranteed Minimum Income Benefit Options ("GMIB")

GMIBs are only available for contracts issued prior to May 1, 2003 and must have been elected at the time of application.

What is a GMIB?

A GMIB is a benefit which ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract.  This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments.  The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How is the Guaranteed Annuitization Value Determined?

There are two options available at the time of application.  The Guaranteed Annuitization Value is determined differently based on which option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) minus (b), but will never be greater than 200% of all purchase payments, where:

a)
is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant’s 86th birthday; and

b)
is the reductions to (a) due to surrenders made from the contract.  All such reductions will be proportionately the same as reductions to the contract value caused by surrenders.  For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant’s 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

GMIB Option 1 Illustrations

The following charts illustrate the amount of income that will be provided to the annuitant if the contract is annuitized at the 7th, 10th, or 15th contract anniversary date using GMIB Option 1.

The illustrations assume the following:

•	An initial purchase payment of $100,000 is made to the contract and allocated to the variable account;

•	The contract is issued to a male at age 55, 65, or 70; and

•	A Life Annuity with 120 Months Guaranteed Fixed Payment Annuity Option is elected.

7 Years in Accumulation
$140,710.04 for GMIB at Annuitization
Male Age at Issue	Male Age at Annuitization	GMIB Purchase Rate*	Monthly GMIB
55	62	$4.72	$664.15
65	72	$5.96	$838.63
70	77	$6.79	$955.42

10 Years in Accumulation
$162,889.46 for GMIB at Annuitization
Male Age at Issue	Male Age at Annuitization	GMIB Purchase Rate*	Monthly GMIB
55	65	$5.03	$819.33
65	75	$6.44	$1,049.01
70	80	$7.32	$1,192.35

15 Years in Accumulation
$200,000.00 for GMIB at Annuitization
Male Age at Issue	Male Age at Annuitization	GMIB Purchase Rate*	Monthly GMIB
55	70	$5.66	$1,132.00
65	80	$7.32	$1,464.00
70	85	$8.18	$1,636.00

*Guaranteed monthly benefit per $1,000 applied.

The illustrations should be used as a tool to assist an investor in determining whether purchasing and exercising a GMIB option is right for them.  The guaranteed purchase rates assumed in the illustrations may not apply in some states.  Different guaranteed purchase rates will also apply for females, for males who annuitize at ages other than the ages shown above, or for annuitizations under other annuity payment options.  Where different guaranteed purchase rates apply, GMIB amounts shown will be different.  In all cases, the guaranteed purchase rates used to calculate the GMIB will be the same as the purchase rates guaranteed in the contract for fixed annuitizations without the GMIB.

The purchase rates available in connection with annuitization options under a GMIB are minimum guaranteed purchase rates.  Alternative purchase rates, which may be more favorable, may apply to annuitizations that occur without a GMIB option.

When May the Guaranteed Annuitization Value be Used?

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty day period following any contract anniversary:

1)	after the contract has been in effect for seven years; and

2)	the annuitant has attained age 60.

What Annuity Payment Options May Be Used With the Guaranteed Annuitization Value?

The contract owner may elect any life contingent FIXED Annuity Payment Option calculated using the guaranteed annuity purchase rates set forth in the contract.  Such Fixed Annuity Payment Options include:

•	Life Annuity;

•	Joint and Survivor Annuity; and

•	Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

**PLEASE READ CAREFULLY**

•	The GMIB is only available for contracts issued prior to May 1, 2003 and must have been elected at the time of application.

Important Considerations to Keep in Mind Regarding the GMIB Options
While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

♦  A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

♦  Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

♦  The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.

♦  Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

♦  GMIB may not be approved in all states.

Annuity Payment Options

Contract owners must elect an annuity payment option before the annuitization date.  The annuity payment options are:

1)
Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the annuitant.  Payments will end upon the annuitant’s death.  For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment.  The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2)
Joint and Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.  As is the case under option 1, there is no guaranteed number of payments.  Payments end upon the death of the last surviving party, regardless of the number of payments received.

3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the annuitant.  If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum.  The present value will be computed as of the date Nationwide receives the notice of the annuitant’s death.

If the annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states.  Contract owners may request other options before the annuitization date.  These options are subject to Nationwide’s approval.

Death Benefits

Death of Contract Owner/Annuitant

Because the contract owner and the annuitant must be the same person, if the contract owner/annuitant dies before the annuitization date, a death benefit is payable to the beneficiary.

The beneficiary may elect to receive the death benefit:

1)	in a lump sum;

2)	as an annuity; or

3)	in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant’s death.  If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

Contract owners may select a death benefit option at the time of application (not all death benefit options may be available in all states).  If no selection is made at the time of application, the death benefit will be the standard contractual death benefit.

Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

The death benefit value is determined as of the date Nationwide receives:

1)	proper proof of the annuitant’s death;

2)	an election specifying the distribution method; and

3)	any state required form(s).

Standard Contractual Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

1)	the contract value; or

2)	the total of all purchase payments, less an adjustment for amounts surrendered.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Five-Year Reset Death Benefit (available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest contract value as of the most recent five-year contract anniversary occurring before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that five-year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection (available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection (available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered;

3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

4)	the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% interest anniversary value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant’s 86th birthday.  Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Five-Year Reset Death Benefit (available for contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest contract value as of the most recent five-year contract anniversary occurring before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that five-year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Step Up Death Benefit (available for contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Statements and Reports

Nationwide will mail contract owners statements and reports.  Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract’s quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract’s quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide’s eDelivery program.  Nationwide will notify contract owners by email when important documents (statements, prospectuses and other documents) are ready for a contract owner to view, print, or download from Nationwide’s secure server. To choose this option, go to www.nationwide.com/login.

Contract owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s).  Household delivery will continue for the life of the contracts.  Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. Nationwide does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than Nationwide.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the National Association of Securities Dealers and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Nationwide has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide. Nationwide has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by Nationwide and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations and proceedings may be commenced in the future. Nationwide and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, the use of side agreements and finite reinsurance agreements, and funding agreements backing the Nationwide’s MTN program. Nationwide is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of Nationwide’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

On November 15, 2006, Nationwide was named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The Class Period is from January 1, 1996 until the Class Notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, Nationwide filed a motion to dismiss.  Nationwide intends to defend this lawsuit vigorously.

On February 11, 2005, Nationwide was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the Court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The Court certified a class consisting of all residents of the United States and the Virgin Islands who, during the Class Period, paid premiums on a modal basis to Nationwide for term life insurance policies issued by Nationwide during the Class Period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are Nationwide; any parent, subsidiary or affiliate of Nationwide; all employees, officers and directors of Nationwide; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The Class Period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. Nationwide continues to defend this lawsuit vigorously.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed a First Amended Complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of a Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The First Amended Complaint purports to disclaim, with respect to market timing or stale price trading in Nationwide’s annuities sub-accounts, any allegation based on Nationwide’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of Nationwide annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if Nationwide is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to Nationwide’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The First Amended Complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted Nationwide’s motion to dismiss the plaintiff’s complaint. On November 29, 2006, the plaintiff filed its appellate brief with the Fourth Circuit Court of Appeals contesting the District Court’s dismissal. Nationwide continues to defend this lawsuit vigorously.

On January 21, 2004, Nationwide was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, the plaintiff alleges that Nationwide and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Companies. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation; (2) tortious interference with the plaintiff’s contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff’s contractual relationships with its variable policyholders; (3) civil conspiracy; and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust and costs and disbursements, including attorneys’ fees. On December 30, 2005,  Nationwide filed a motion for summary judgment. On June 15, 2006, the District Court granted Nationwide’s motion for summary judgment on all grounds and dismissed the plaintiff’s entire case with prejudice. The plaintiff appealed the District Court’s decision to the Fifth Circuit Court of Appeals. The appeal has been fully briefed, and Nationwide is awaiting a decision. Nationwide continues to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from Nationwide. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. Nationwide’s motion to dismiss the plaintiffs’ fifth amended complaint is currently pending before the court. Nationwide continues to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

Appendix A: Underlying Mutual Funds

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

AIM Basic Balanced Fund: Investor Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long term growth of capital and current income.

AIM Dynamics Fund: Investor Class
Investment Adviser:	AIM Advisors, Inc.
Investment Objective:	Long-term capital growth.

AIM Small Cap Growth Fund: Investor Class
Investment Adviser:	AIM Advisors, Inc.
Investment Objective:	Long-term growth of capital.

American Century Growth: Investor Class
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Income & Growth: Advisor Class
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

American Century International Growth: Advisor Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.

American Century Short Term Government: Investor Class
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Seeks income and investment returns by investing in various types of U.S.government securities.

American Century Ultra: Investor Class
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Dreyfus Appreciation Fund, Inc.
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Dreyfus Emerging Leaders Fund
This underlying mutual fund is only available in contracts for which good order applications were received before October 2, 2000
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	Capital growth.

Dreyfus Premier Balanced Opportunity Fund: Class Z
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Wisconsin Capital Management, Inc.
Investment Objective:	High total return through a combination of capital appreciation and current income.

Dreyfus Premier Third Century Fund, Inc.: Class Z
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	Capital growth with current income as a secondary goal.

Federated Bond Fund: Class F Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003
Investment Adviser:	Federated Investment Management Company
Investment Objective:	High level of current income, as is consistent with the preservation of

Federated Equity Income Fund, Inc.: Class F Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Above average income and capital appreciation.

Federated High Yield Trust
Investment Adviser:	Federated Investment Management Company
Investment Objective:	High current income.

Federated Income Securities Trust - Federated Intermediate Coporate Bond Fund: Institutional Service Shares
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Advisor Balanced Fund: Class A
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003
Investment Adviser:	FMR
Sub-adviser:	Fidelity Investments Money Management, Inc.
Investment Objective:	Income and growth of capital.

Fidelity Advisor Equity Growth Fund: Class A
Investment Adviser:	FMR
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.

Fidelity Advisor Equity Income Fund: Class A
Investment Adviser:	FMR
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Seeks a yield from dividend and interest income which exceeds the composite dividend yield on securities comprising the S&P 500 Index.

Fidelity Advisor Growth Opportunities Fund: Class A
Investment Adviser:	FMR
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Capital growth.

Fidelity Advisor High Income Advantage Fund: Class T
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003
Investment Adviser:	FMR
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Seeks high level of income and the potential for capital gains.

Fidelity Advisor Overseas Fund: Class A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	FMR
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Adviser:	FMR
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Balance Sheet Investment Fund: Class A
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	High total return of which capital appreciation and income are components.

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A
Investment Adviser:	Franklin Mutual Advisers, LLC
Investment Objective:	Capital appreciation.

Franklin Small-Mid Cap Growth Fund: Class A
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Adviser Balanced Fund: Class S
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth consistent with preservation of capital and balanced by current income.

Janus Adviser International Growth Fund: Class S
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth.

Janus Adviser Worldwide Fund: Class S
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth in a manner consistent with the preservation of capital.

Janus Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 24, 2004
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth in a manner consistent with the preservation of capital.

Janus Twenty Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 24, 2004
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Worldwide Fund
This underlying mutual fund is only available in contracts for which good order applications were received before October 2, 2000
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital in a manner consistent with the preservation of capital.

Lazard Small Cap Portfolio: Open Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003
Investment Adviser:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.

Nationwide Bond Fund: Class D
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003
Investment Adviser:	Gartmore Mutual Fund Capital Trust
Investment Objective:	High level of current income as is consistent with preserving capital.

Nationwide Bond Index Fund: Class A
Investment Adviser:	Gartmore Mutual Fund Capital Trust
Sub-adviser:	Fund Asset Management, LP
Investment Objective:	Match performance of Lehman Brothers Aggregate Bond Index.

Nationwide® Fund: Class D
Investment Adviser:	Gartmore Mutual Fund Capital Trust
Investment Objective:	Total return through a flexible combination of capital appreciation and current income.

Nationwide Government Bond Fund: Class D
Investment Adviser:	Gartmore Mutual Fund Capital Trust
Investment Objective:	High level current income as is consistent with preserving capital.

Nationwide Growth Fund: Class A
Investment Adviser:	Gartmore Mutual Fund Capital Trust
Investment Objective:	Long-term capital appreciation.

Nationwide Growth Fund: Class D
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective December 19, 2003
Investment Adviser:	Gartmore Mutual Fund Capital Trust
Investment Objective:	Long-term capital appreciation.

Nationwide International Index Fund: Class A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Gartmore Mutual Fund Capital Trust
Sub-adviser:	Fund Asset Management, LP
Investment Objective:
The Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index Capital ("MSCI EAFE Index") as closely as possible before the deduction of fund expenses.

Nationwide Large Cap Value Fund: Class A
Investment Adviser:	Gartmore Mutual Fund Capital Trust
Sub-adviser:	NorthPointe Capital, LLC
Investment Objective:	Maximize total return, consisting of both capital appreciation and current income.

Nationwide Mid Cap Market Index Fund: Class A
Investment Adviser:	Gartmore Mutual Fund Capital Trust
Sub-adviser:	Fund Asset Management, LP
Investment Objective:	Match performance of the S&P Mid Cap 400® Index.

Nationwide Money Market Fund: Service Class
Investment Adviser:	Gartmore Mutual Fund Capital Trust
Investment Objective:	High level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide NMF Investor Destinations Aggressive Fund: Service Class
Investment Adviser:	Gartmore Mutual Fund Capital Trust
Sub-adviser:	NorthPointe Capital, LLC
Investment Objective:	To maximize total investment return for a given level of risk by seeking growth of capital.

The Nationwide NMF Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NMF Investor Destinations Funds for more information.

Nationwide NMF Investor Destinations Conservative Fund: Service Class
Investment Adviser:	Gartmore Mutual Fund Capital Trust
Sub-adviser:	NorthPointe Capital, LLC
Investment Objective:	To maximize total investment return for a given level of risk by seeking income and, secondarily, long-term growth of capital.

The Nationwide NMF Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NMF Investor Destinations Funds for more information.

Nationwide NMF Investor Destinations Moderate Fund: Service Class
Investment Adviser:	Gartmore Mutual Fund Capital Trust
Sub-adviser:	NorthPointe Capital, LLC
Investment Objective:	To maximize total investment return for a given level of risk by seeking both growth of capital income and income.

The Nationwide NMF Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NMF Investor Destinations Funds for more information.

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class
Investment Adviser:	Gartmore Mutual Fund Capital Trust
Sub-adviser:	NorthPointe Capital, LLC
Investment Objective:	To maximize total investment return for a given level or risk by seeking growth of capital, as well as income.

The Nationwide NMF Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NMF Investor Destinations Funds for more information.

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class
Investment Adviser:	Gartmore Mutual Fund Capital Trust
Sub-adviser:	NorthPointe Capital, LLC
Investment Objective:	To maximize total investment return for a given level of risk by seeking income and, secondarily, long-term growth of capital.

The Nationwide NMF Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NMF Investor Destinations Funds for more information.

Nationwide S&P 500® Index Fund: Service Class
Investment Adviser:	Gartmore Mutual Fund Capital Trust
Investment Objective:	Provide investment results that correspond to the price and yield performance of publicly traded common stocks as represented by the S&P 500 Composite Stock Price Index.

Nationwide Small Cap Fund: Class A
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Gartmore Mutual Fund Capital Trust
Investment Objective:	Long-term capital appreciation.

Nationwide Small Cap Index Fund: Class A
Investment Adviser:	Gartmore Mutual Fund Capital Trust
Sub-adviser:	Fund Asset Management, LP
Investment Objective:	Match performance of the Russell 2000® Index.

Nationwide Value Opportunities Fund: Class A
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Gartmore Mutual Fund Capital Trust
Sub-adviser:	NorthPointe Capital, LLC
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - J.P. Morgan NVIT Balanced Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust
Sub-adviser:	J.P. Morgan Investment Management Inc.
Investment Objective:	High total return from a diversified portfolio of equity and fixed income securities.

Neuberger Berman Genesis Fund: Trust Class
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Growth of capital.

Neuberger Berman Guardian Fund: Trust Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth of capital and, secondarily, current income.

Neuberger Berman Partners Fund: Trust Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Growth of capital.

Neuberger Berman Socially Responsive Fund: Trust Class
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth of capital by investing primarily in securities of companies that meet certain financial criteria and social policy.

Oppenheimer Capital Appreciation Fund: Class A
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

Oppenheimer Champion Income Fund: Class A
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:
High current income by investing in a diversified portfolio of high-yield, lower-rated, fixed-income securities that the fund's manager believes do not involve undue risk; its secondary objective is capital growth when consistent with its primary objective.

Oppenheimer Global Fund: Class A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

Oppenheimer Strategic Income Fund: Class A
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High current income by investing mainly in debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

PIMCO Total Return Fund: Class A
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Maximum total return consistent with preservation of capital and prudent investment management.

Putnam International Equity Fund: Class A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

Putnam Voyager Fund: Class A
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

Templeton Foreign Fund: Class A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Templeton Global Advisors Limited
Investment Objective:	Long-term capital growth.

Van Kampen Growth & Income Fund: Class A
Investment Adviser:	Van Kampen Asset Management
Investment Objective:	Income and long-term growth of capital.

Van Kampen Mid Cap Growth Fund: Class A
Investment Adviser:	Van Kampen Asset Management
Investment Objective:	Capital growth.

Van Kampen Real Estate Securities Fund: Class A
This underlying mutual fund is only available in contracts for which good order applications were received before January 12, 2007
Investment Adviser:	Van Kampen Asset Management
Investment Objective:	Long-term growth of capital, and, secondarily, current income.

Waddell & Reed Advisors Small Cap Fund: Class A
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Growth of capital.

Wells Fargo Advantage Common Stock Fund: Class Z
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

Wells Fargo Advantage Growth and Income Fund: Investor Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Matrix Asset Advisors, Inc.
Investment Objective:	Total return.

Wells Fargo Advantage Growth Fund: Investor Class
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

Wells Fargo Advantage Mid Cap Growth Fund: Class Z
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the accumulation unit values for accumulation units outstanding) for contracts with optional benefits yielding the lowest variable account charges possible under the contract (0.95%) and contracts with the highest variable account charges possible under the contract as of December 31, 2006 (2.55%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.  Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:                 1-800-848-6331, TDD 1-800-238-3035

writing:                 Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

   checking on-line at:                                       www.nationwide.com

No Additional Contract Options Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	10.282345	11.271302	9.62%	5,948	2006
	10.000000	10.282345	2.82%	8,423	2005*

AIM Dynamics Fund: Investor Class	6.303696	7.276062	15.43%	78,741	2006
	5.766363	6.303696	9.32%	77,106	2005
	5.200689	5.766363	10.88%	81,273	2004
	3.797162	5.200689	36.96%	119,796	2003
	5.728945	3.797162	-33.72%	92,435	2002
	8.618967	5.728945	-33.53%	109,091	2001
	10.000000	8.618967	-13.81%	64,128	2000*

AIM Small Cap Growth Fund: Investor Class	10.000000	10.224424	2.24%	18,527	2006

American Century Growth: Investor Class	6.574319	7.029318	6.92%	18,483	2006
	6.330750	6.574319	3.85%	14,128	2005
	5.815324	6.330750	8.86%	18,635	2004
	4.719072	5.815324	23.23%	26,286	2003
	6.449502	4.719072	-26.83%	27,964	2002
	8.006373	6.449502	-19.45%	24,480	2001
	10.000000	8.006373	-19.94%	18,894	2000*

American Century Income & Growth: Advisor Class	9.539887	11.043112	15.76%	76,976	2006
	9.213789	9.539887	3.54%	104,972	2005
	8.252939	9.213789	11.64%	92,082	2004
	6.442445	8.252939	28.10%	85,506	2003
	8.090015	6.442445	-20.37%	70,142	2002
	8.939837	8.090015	-9.51%	65,887	2001
	10.000000	8.939837	-10.60%	28,545	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century International Growth: Advisor Class	7.937506	9.805246	23.53%	15,823	2006
	7.087782	7.937506	11.99%	18,258	2005
	6.220231	7.087782	13.95%	18,371	2004
	5.019457	6.220231	23.92%	23,512	2003
	6.293419	5.019457	-20.24%	17,596	2002
	8.703964	6.293419	-27.69%	13,166	2001
	10.000000	8.703964	-12.96%	10,521	2000*

American Century Short Term Government: Investor Class	11.761676	12.116892	3.02%	50,416	2006
	11.679853	11.761676	0.70%	57,900	2005
	11.714647	11.679853	-0.30%	58,233	2004
	11.696579	11.714647	0.15%	76,777	2003
	11.221121	11.696579	4.24%	65,399	2002
	10.573184	11.221121	6.13%	33,476	2001
	10.000000	10.573184	5.73%	8,134	2000*

American Century Ultra: Investor Class	7.130149	6.830693	-4.20%	89,629	2006
	7.049066	7.130149	1.15%	126,831	2005
	6.429116	7.049066	9.64%	145,914	2004
	5.158453	6.429116	24.63%	186,939	2003
	6.776523	5.158453	-23.88%	131,889	2002
	8.012883	6.776523	-15.43%	150,587	2001
	10.000000	8.012883	-19.87%	141,363	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	12.632342	15.623843	23.68%	5,705	2006
	11.288648	12.632342	11.90%	1,558	2005
	10.000000	11.288648	12.89%	0	2004*

Dreyfus Appreciation Fund, Inc.	9.323169	10.736564	15.16%	70,298	2006
	9.038190	9.323169	3.15%	106,646	2005
	8.643389	9.038190	4.57%	115,254	2004
	7.248454	8.643389	19.24%	128,837	2003
	8.832242	7.248454	-17.93%	61,125	2002
	9.991471	8.832242	-11.60%	92,105	2001
	10.000000	9.991471	-0.09%	55,201	2000*

Dreyfus Emerging Leaders Fund	12.285418	13.029176	6.05%	747	2006
	11.360774	12.285418	8.14%	747	2005
	10.040845	11.360774	13.15%	747	2004
	7.267637	10.040845	38.16%	747	2003
	9.190358	7.267637	-20.92%	747	2002
	10.299752	9.190358	-10.77%	1,134	2001
	10.000000	10.299752	3.00%	1,282	2000*

Dreyfus Premier Balanced Opportunity Fund: Class Z	9.900993	10.741459	8.49%	13,388	2006
	10.129497	9.900993	-2.26%	13,927	2005
	10.000000	10.129497	1.29%	14,979	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Premier Third Century Fund, Inc.: Class Z	6.132711	6.621751	7.97%	3,727	2006
	5.983934	6.132711	2.49%	5,143	2005
	5.703293	5.983934	4.92%	3,548	2004
	4.574388	5.703293	24.68%	3,528	2003
	6.539025	4.574388	-30.04%	2,417	2002
	8.654874	6.539025	-24.45%	38,237	2001
	10.000000	8.654874	-13.45%	38,237	2000*

Federated Bond Fund: Class F Shares	14.034544	14.711204	4.82%	6,668	2006
	13.906918	14.034544	0.92%	7,070	2005
	13.148666	13.906918	5.77%	7,861	2004
	11.761005	13.148666	11.80%	11,882	2003
	11.104428	11.761005	5.91%	13,937	2002
	10.446497	11.104428	6.30%	19,305	2001
	10.000000	10.446497	4.46%	6,543	2000*

Federated Equity Income Fund, Inc.: Class F Shares	8.539330	10.376621	21.52%	5,735	2006
	8.368710	8.539330	2.04%	1,723	2005
	7.478763	8.368710	11.90%	1,723	2004
	6.092039	7.478763	22.76%	4,547	2003
	7.633153	6.092039	-20.19%	1,723	2002
	8.688905	7.633153	-12.15%	0	2001
	10.000000	8.688905	-13.11%	0	2000*

Federated High Yield Trust	12.166491	13.367910	9.87%	14,384	2006
	11.991578	12.166491	1.46%	21,782	2005
	10.845246	11.991578	10.57%	19,097	2004
	8.915066	10.845246	21.65%	21,857	2003
	8.995104	8.915066	-0.89%	4,584	2002
	9.256360	8.995104	-2.82%	2,138	2001
	10.000000	9.256360	-7.44%	3,453	2000*

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.910869	13.337735	3.31%	25,361	2006
	12.772047	12.910869	1.09%	28,659	2005
	12.492144	12.772047	2.24%	28,580	2004
	11.893675	12.492144	5.03%	12,521	2003
	11.025342	11.893675	7.88%	9,390	2002
	10.366304	11.025342	6.36%	8,072	2001
	10.000000	9.256360	3.66%	0	2000*

Fidelity Advisor Balanced Fund: Class A	10.636564	11.749254	10.46%	13,792	2006
	10.199492	10.636564	4.29%	19,432	2005
	9.789230	10.199492	4.19%	30,864	2004
	8.384547	9.789230	16.75%	32,610	2003
	9.281568	8.384547	-9.66%	30,367	2002
	9.535378	9.281568	-2.66%	33,818	2001
	10.000000	9.535378	-4.65%	5,901	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Equity Growth Fund: Class A	6.829165	7.207145	5.53%	67,450	2006
	6.542399	6.829165	4.38%	78,251	2005
	6.422366	6.542399	1.87%	107,995	2004
	4.909408	6.422366	30.82%	113,979	2003
	7.134728	4.909408	-31.19%	60,496	2002
	8.778524	7.134728	-18.73%	36,401	2001
	10.000000	8.778524	-12.21%	0	2000*

Fidelity Advisor Equity Income Fund: Class A	13.498517	15.653430	15.96%	111,028	2006
	12.804867	13.498517	5.42%	142,354	2005
	11.530143	12.804867	11.06%	147,647	2004
	9.041160	11.530143	27.53%	156,130	2003
	10.802783	9.041160	-16.31%	96,630	2002
	11.153342	10.802783	-3.14%	65,679	2001
	10.000000	11.153342	11.53%	17,586	2000*

Fidelity Advisor Growth Opportunities Fund: Class A	8.022995	8.346614	4.03%	3,743	2006
	7.456168	8.022995	7.31%	5,193	2005
	7.029714	7.456168	6.07%	14,655	2004
	5.484944	7.029714	28.16%	14,208	2003
	7.130415	5.484944	-23.08%	10,343	2002
	8.471403	7.130415	-15.83%	10,871	2001
	10.000000	8.471403	-15.29%	9,358	2000*

Fidelity Advisor High Income Advantage Fund: Class T	14.129484	16.178209	14.50%	31,947	2006
	13.635551	14.129484	3.62%	35,061	2005
	11.985781	13.635551	13.76%	42,539	2004
	8.424851	11.985781	42.27%	49,704	2003
	8.862640	8.424851	-4.94%	35,327	2002
	9.055246	8.862640	-2.13%	4,378	2001
	10.000000	9.055246	-9.45%	4,427	2000*

Fidelity Advisor Overseas Fund: Class A	10.407163	12.262247	17.83%	286	2006
	9.191148	10.407163	13.23%	6,583	2005
	8.211656	9.191148	11.93%	11,161	2004
	5.744635	8.211656	42.94%	10,757	2003
	7.261801	5.744635	-20.89%	2,717	2002
	9.179810	7.261801	-20.89%	1,607	2001
	10.000000	9.179810	-8.20%	0	2000*

Fidelity Franklin Balance Sheet Investment Fund: Class A	20.326737	23.426511	15.25%	53,696	2006
	18.503384	20.326737	9.85%	41,829	2005
	14.908237	18.503384	24.12%	32,924	2004
	11.615476	14.908237	28.35%	27,343	2003
	12.470576	11.615476	-6.86%	11,907	2002
	10.697280	12.470576	16.58%	7,277	2001
	10.000000	10.697280	6.97%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	13.011372	15.183864	16.70%	19,446	2006
	11.062514	13.011372	17.62%	6,058	2005
	10.000000	11.062514	10.63%	8,053	2004*

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	15.600161	18.230359	16.86%	100,346	2006
	14.319913	15.600161	8.94%	108,577	2005
	12.739043	14.319913	12.42%	106,905	2004
	10.191797	12.738043	24.98%	104,730	2003
	11.587095	10.191797	-12.04%	73,324	2002
	11.043068	11.587095	4.93%	48,422	2001
	10.000000	11.043068	10.43%	0	2000*

Franklin Small-Mid Cap Growth Fund: Class A	7.839882	8.349628	6.50%	152,694	2006
	7.159818	7.839882	9.50%	185,617	2005
	6.394733	7.159818	11.96%	188,534	2004
	4.689230	6.394733	36.37%	164,688	2003
	6.722932	4.689230	-30.25%	93,847	2002
	8.541275	6.722932	-21.29%	61,740	2001
	10.000000	8.541275	-14.59%	28,023	2000*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	12.601840	15.161349	20.31%	24,629	2006
	11.551866	12.601840	9.09%	20,235	2005
	10.000000	11.551866	15.52%	12,056	2004*

J.P. Morgan NVIT Balanced Fund: Class I	10.791559	11.998637	11.19%	3,671	2006
	10.624628	10.791559	1.57%	5,146	2005
	9.886997	10.624628	7.46%	4,189	2004
	8.429538	9.886997	17.29%	3,048	2003
	9.705404	8.429538	-13.15%	0	2002
	10.000000	9.705404	-2.95%	0	2001

Janus Adviser Balanced Fund: I Shares	11.035144	12.066887	9.35%	43,996	2006
	10.347445	11.035144	6.65%	44,172	2005
	9.635732	10.347445	7.39%	41,972	2004
	8.533019	9.635732	12.92%	79,916	2003
	9.220558	8.533019	-7.46%	68,954	2002
	9.783183	9.220558	-5.75%	20,609	2001
	10.000000	9.783183	-2.17%	350	2000*

Janus Adviser International Growth Fund: I Shares	10.403827	14.904449	43.26%	0	2006
	7.973365	10.403827	30.48%	0	2005
	6.716485	7.973365	18.71%	0	2004
	5.031164	6.716485	33.50%	0	2003
	6.829199	5.031164	-26.33%	0	2002
	8.929608	6.829199	-23.52%	0	2001
	10.000000	8.929608	-10.70%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Adviser Worldwide Fund: I Shares	6.715480	7.778184	15.82%	15,032	2006
	6.391797	6.715480	5.06%	21,646	2005
	6.161469	6.391797	3.74%	23,922	2004
	5.064214	6.161469	21.67%	44,551	2003
	6.909361	5.064214	-26.71%	42,954	2002
	8.838918	6.909361	-21.83%	39,243	2001
	10.000000	8.838918	-11.61%	17,539	2000*

Janus Fund	5.840016	6.397286	9.54%	69,042	2006
	5.670205	5.840016	2.99%	84,641	2005
	5.468299	5.670205	3.69%	87,927	2004
	4.191664	5.468299	30.46%	98,325	2003
	5.842114	4.191664	-28.25%	101,949	2002
	7.982384	5.842114	-26.81%	131,732	2001
	10.000000	7.982384	-20.18%	50,813	2000*

Janus Twenty Fund	5.992652	6.665904	11.23%	67,420	2006
	5.529139	5.992652	8.38%	70,772	2005
	4.505613	5.529139	22.72%	91,358	2004
	3.630109	4.505613	24.12%	140,909	2003
	4.823650	3.630109	-24.74%	164,145	2002
	6.879094	4.823650	-29.88%	255,259	2001
	10.000000	6.879094	-31.21%	181,852	2000*

Janus Worldwide Fund	5.943464	6.940882	16.78%	318	2006
	5.669137	5.943464	4.84%	1,009	2005
	5.423269	5.669137	4.53%	1,009	2004
	4.407161	5.423269	23.06%	1,011	2003
	6.013992	4.407161	-26.72%	11,060	2002
	7.873214	6.013992	-23.61%	81,297	2001
	10.000000	7.873214	-21.27%	88,079	2000*

Lazard Small Cap Portfolio: Open Shares	16.429554	19.003136	15.66%	5,429	2006
	15.959931	16.429554	2.94%	4,663	2005
	14.023752	15.959931	13.81%	5,049	2004
	10.217966	14.023752	37.25%	7,527	2003
	12.553546	10.217966	-18.60%	9,038	2002
	10.769748	12.553546	16.56%	7,669	2001
	10.000000	10.769748	7.70%	1,762	2000*

Nationwide Bond Fund: Class D	13.961832	14.437711	3.41%	13,639	2006
	13.668177	13.961832	2.15%	16,787	2005
	13.163690	13.668177	3.83%	17,890	2004
	12.491862	13.163690	5.38%	19,054	2003
	11.541979	12.491862	8.23%	19,274	2002
	10.608876	11.541979	8.80%	7,469	2001
	10.000000	10.608876	6.09%	392	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Bond Index Fund: Class A	12.805853	13.159918	2.76%	3,485	2006
	12.691418	12.805853	0.90%	5,139	2005
	12.352129	12.691418	2.75%	4,428	2004
	12.086750	12.352129	2.20%	3,550	2003
	11.148665	12.086750	8.41%	1,369	2002
	10.504913	11.148665	6.13%	202	2001
	10.000000	10.504913	5.05%	0	2000*

Nationwide Government Bond Fund: Class D	13.599104	13.990059	2.87%	82,419	2006
	13.358305	13.599104	1.80%	86,084	2005
	13.039627	13.358305	2.44%	134,110	2004
	12.919549	13.039627	0.93%	130,669	2003
	11.752975	12.919549	9.93%	139,705	2002
	10.987054	11.752975	6.97%	75,180	2001
	10.000000	10.987054	9.87%	5,241	2000*

Nationwide Growth Fund: Class A	11.417691	11.988081	5.00%	4,148	2006
	10.862922	11.417691	5.11%	11,028	2005
	10.174135	10.862922	6.77%	12,049	2004
	10.000000	10.174135	1.74%	6,389	2003*

Nationwide Growth Fund: Class D	5.542961	5.836968	5.30%	6,721	2006
	5.251820	5.542961	5.54%	13,864	2005
	4.904327	5.251820	7.09%	13,864	2004
	3.722127	4.904327	31.76%	18,265	2003
	5.270727	3.722127	-29.38%	0	2002
	7.369169	5.270727	-28.48%	4,350	2001
	10.000000	7.369169	-26.31%	4,350	2000*

Nationwide NMF Investor Destinations Conservative Fund: Service Class	11.436384	12.020689	5.11%	91,657	2006
	11.188041	11.436384	2.22%	75,496	2005
	10.781041	11.188041	3.78%	66,831	2004
	10.110988	10.781041	6.63%	47,517	2003
	10.155205	10.110988	-0.44%	16,013	2002
	10.039080	10.155205	1.16%	0	2001
	10.000000	10.039080	0.39%	0	2000*

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class	11.356842	12.205179	7.47%	87,270	2006
	10.981815	11.356842	3.41%	75,762	2005
	10.355850	10.981815	6.04%	74,053	2004
	9.209082	10.355850	12.45%	53,427	2003
	9.709012	9.209082	-5.15%	0	2002
	9.917994	9.709012	-2.11%	0	2001
	10.000000	9.917994	-0.82%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide NMF Investor Destinations Moderate Fund: Service Class	11.043561	12.184429	10.33%	344,991	2006
	10.577743	11.043561	4.40%	318,500	2005
	9.760110	10.577743	8.38%	153,858	2004
	8.231400	9.760110	18.57%	35,642	2003
	9.188044	8.231400	-10.41%	27,423	2002
	9.739100	9.188044	-5.66%	18,207	2001
	10.000000	9.739100	-2.61%	0	2000*

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class	10.829923	12.276640	13.36%	59,423	2006
	10.214734	10.829923	6.02%	59,022	2005
	9.199831	10.214734	11.03%	35,789	2004
	7.353261	9.199831	25.11%	25,892	2003
	8.676240	7.353261	-15.25%	3,932	2002
	9.603495	8.676240	-9.66%	0	2001
	10.000000	9.603495	-3.97%	0	2000*

Nationwide NMF Investor Destinations Aggressive Fund: Class A	10.557726	12.217348	15.72%	25,890	2006
	9.883275	10.557726	6.82%	21,823	2005
	8.752362	9.883275	12.92%	8,665	2004
	6.709728	8.752362	30.44%	1,428	2003
	8.301650	6.709728	-19.18%	162	2002
	9.465217	8.301650	-12.29%	0	2001
	10.000000	9.465217	-5.35%	0	2000*

Nationwide International Index Fund: Class A	10.863448	13.518873	24.44%	0	2006
	9.661542	10.863448	12.44%	0	2005
	8.187391	9.661542	18.01%	0	2004
	6.031974	8.187391	35.73%	0	2003
	7.399695	6.031974	-18.48%	0	2002
	9.642410	7.399695	-23.26%	0	2001
	10.000000	9.642410	-3.58%	0	2000*

Nationwide Large Cap Value Fund: Class A	14.042346	16.836043	19.89%	24,444	2006
	13.164273	14.042346	6.26%	11,597	2005
	11.468670	13.164273	14.78%	13,000	2004
	9.043656	11.468670	26.81%	18,984	2003
	10.590508	9.043656	-14.61%	7,275	2002
	11.229368	10.590508	-5.69%	7,889	2001
	10.000000	11.229368	12.29%	0	2000*

Nationwide Mid Cap Market Index Fund: Class A	13.484055	14.634970	8.54%	51,159	2006
	12.173694	13.484055	10.76%	28,272	2005
	10.633602	12.173694	14.48%	23,073	2004
	7.988701	10.633602	33.11%	19,761	2003
	9.519402	7.988701	-16.08%	11,511	2002
	9.785451	9.519402	-2.72%	639	2001
	10.000000	9.785451	-2.15%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Money Market Fund: Service Class	10.675956	11.037904	3.39%	269,533	2006
	10.508286	10.675956	1.60%	93,191	2005
	10.537802	10.508286	-0.28%	64,254	2004
	10.585603	10.537802	-0.45%	81,528	2003
	10.580827	10.585603	0.05%	141,507	2002
	10.332702	10.580827	2.40%	208,916	2001
	10.000000	10.332702	3.33%	15,275	2000*

Nationwide® Fund: Class D	9.957292	11.228348	12.77%	4,676	2006
	9.363215	9.957292	6.34%	7,788	2005
	8.611505	9.363215	8.73%	10,035	2004
	6.840342	8.611505	25.89%	10,507	2003
	8.333346	6.840342	-17.92%	5,410	2002
	9.555125	8.333346	-12.79%	11,331	2001
	10.000000	9.555125	-4.45%	5,405	2000*

Nationwide S&P 500® Index Fund: Service Class	8.518302	9.716349	14.06%	57,930	2006
	8.249721	8.518302	3.26%	69,177	2005
	7.551419	8.249721	9.25%	67,839	2004
	5.965991	7.551419	26.57%	78,194	2003
	7.789303	5.965991	-23.41%	80,721	2002
	8.970533	7.789303	-13.17%	97,798	2001
	10.000000	8.970533	-10.29%	101,963	2000*

Nationwide Small Cap Fund: Class A	17.592080	22.506446	27.94%	16,358	2006
	14.496877	17.592080	21.35%	41,817	2005
	11.637303	14.496877	24.57%	31,040	2004
	7.937781	11.637303	46.61%	4,994	2003
	9.838784	7.937781	-19.32%	1,047	2002
	10.124691	9.838784	2.82%	925	2001
	10.000000	10.124691	1.25%	207	2000*

Nationwide Small Cap Index Fund: Class A	12.976481	15.063831	16.09%	43,023	2006
	12.555585	12.976481	3.35%	21,682	2005
	10.764301	12.555585	16.64%	323,271	2004
	7.472028	10.764301	44.06%	8,177	2003

Nationwide Value Opportunities Fund: Class A	14.912772	17.407005	16.73%	8,473	2006
	13.953947	14.912772	6.87%	9,658	2005
	12.422556	13.953947	12.33%	29,505	2004
	9.174929	12.422556	35.40%	8,814	2003
	10.816539	9.174929	-15.18%	1,279	2002
	10.722700	10.816539	0.88%	0	2001
	10.000000	10.722700	7.23%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Genesis Fund: Trust Class	22.335725	23.729433	6.24%	102,014	2006
	19.388793	22.335725	15.20%	126,995	2005
	16.493979	19.388793	17.55%	108,555	2004
	12.648346	16.493979	30.40%	96,867	2003
	13.163794	12.648346	-3.92%	58,565	2002
	11.858163	13.163794	11.01%	28,676	2001
	10.000000	11.858163	18.58%	4,295	2000*

Neuberger Berman Guardian Fund: Trust Class	11.014951	12.363478	12.24%	3,195	2006
	10.272030	11.014951	7.23%	3,504	2005
	8.945111	10.272030	14.83%	8,033	2004
	6.689081	8.945111	33.73%	3,390	2003
	9.114549	6.689081	-26.61%	1,899	2002
	9.383282	9.114549	-2.86%	1,794	2001
	10.000000	9.383282	-6.17%	1,783	2000*

Neuberger Berman Partners Fund: Trust Class	13.387081	14.989423	11.97%	12,979	2006
	11.472148	13.387081	16.69%	13,054	2005
	9.731141	11.472148	17.89%	13,423	2004
	7.241845	9.731141	34.37%	9,649	2003
	9.736446	7.241845	-25.62%	4,765	2002
	10.160186	9.736446	-4.17%	5,642	2001
	10.000000	10.160186	1.60%	2,568	2000*

Neuberger Berman Socially Responsive Fund: Trust Class	12.040681	13.621977	13.13%	67,708	2006
	11.312942	12.040681	6.43%	14,708	2005
	10.000000	11.312942	13.13%	1,827	2004*

Oppenheimer Capital Appreciation Fund: Class A	8.061616	8.584447	6.49%	120,095	2006
	7.773689	8.061616	3.70%	183,516	2005
	7.372231	7.773689	5.45%	162,965	2004
	5.749369	7.372231	28.23%	129,435	2003
	7.871472	5.749369	-26.96%	45,178	2002
	9.103062	7.871472	-13.53%	29,728	2001
	10.000000	9.103062	-8.97%	0	2000*

Oppenheimer Champion Income Fund: Class A	12.368331	13.377508	8.16%	5,478	2006
	12.163533	12.368331	1.68%	13,364	2005
	11.244628	12.163533	8.17%	5,413	2004
	10.000000	11.244628	12.45%	4,429	2003*

Oppenheimer Global Fund: Class A	12.006437	13.959492	16.27%	89,338	2006
	10.648319	12.006437	12.75%	132,167	2005
	9.058982	10.648319	17.54%	145,686	2004
	6.392280	9.058982	41.72%	185,527	2003
	8.321785	6.392280	-23.19%	121,801	2002
	9.525990	8.321785	-12.64%	92,334	2001
	10.000000	9.525990	-4.74%	49,595	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Strategic Income Fund: Class A	14.274679	15.225354	6.66%	11,873	2006
	13.836258	14.274679	3.17%	13,124	2005
	12.743478	13.836258	8.58%	9,902	2004
	10.757886	12.743478	18.46%	2,745	2003
	10.165191	10.757886	5.83%	0	2002
	9.909668	10.165191	2.58%	0	2001
	10.000000	9.909668	-0.90%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	13.069100	15.197654	16.29%	94,447	2006
	11.568978	13.069100	12.97%	70,596	2005
	10.000000	11.568978	15.69%	49,954	2004*

PIMCO Total Return Fund: Class A	13.379020	13.716941	2.53%	101,608	2006
	13.190894	13.379020	1.43%	119,652	2005
	12.726708	13.190894	3.65%	104,965	2004
	12.229484	12.726708	4.07%	63,269	2003
	11.260935	12.229484	8.60%	35,184	2002
	10.433703	11.260935	7.93%	1,561	2001
	10.000000	10.433703	4.34%	328	2000*

Putnam International Equity Fund: Class A	16.286296	20.687294	27.02%	0	2006
	14.605373	16.286296	11.51%	0	2005
	12.685958	14.605373	15.13%	0	2004
	10.000000	12.685958	26.86%	0	2003*

Putnam Voyager Fund: Class A	12.767594	13.308009	4.23%	0	2006
	12.218073	12.767594	4.50%	6,924	2005
	11.770822	12.218073	3.80%	6,940	2004
	10.000000	11.770822	17.71%	6,007	2003*

Templeton Foreign Fund: Class A	14.334958	17.029182	18.79%	60,806	2006
	13.081121	14.334958	9.59%	69,991	2005
	11.178641	13.081121	17.02%	82,323	2004
	8.647111	11.178641	29.28%	77,865	2003
	9.556122	8.647111	-9.51%	60,759	2002
	10.478436	9.556122	-8.80%	31,517	2001
	10.000000	10.478436	4.78%	1,691	2000*

Van Kampen Growth and Income Fund: Class A	15.260246	17.535509	14.91%	103,716	2006
	14.021655	15.260246	8.83%	82,082	2005
	12.424152	14.021655	12.86%	72,911	2004
	10.000000	12.424152	24.24%	34,131	2003*

Van Kampen Mid Cap Growth Fund: Class A	17.174982	18.544142	7.97%	11,640	2006
	14.743094	17.174982	16.50%	17,663	2005
	12.298478	14.743094	19.88%	4,994	2004
	10.000000	12.298478	22.98%	737	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Real Estate Securities Fund: Class A	19.964834	27.180747	36.14%	46,952	2006
	17.286156	19.964834	15.50%	22,087	2005
	12.768894	17.286156	35.38%	14,801	2004
	10.000000	12.768894	27.69%	1,941	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	15.280119	16.068360	5.16%	7,441	2006
	13.727916	15.280119	11.31%	5,690	2005
	12.236884	13.727916	12.18%	5,935	2004
	10.000000	12.236884	22.37%	0	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	12.423253	14.189798	14.22%	56,343	2006
	11.197476	12.423253	10.95%	57,277	2005
	10.281015	11.197476	8.91%	68,866	2004
	7.483525	10.281015	37.38%	85,580	2003
	9.357925	7.483525	-20.03%	61,205	2002
	9.611802	9.357925	-2.64%	48,212	2001
	10.000000	9.611802	-3.88%	14,905	2000*

Wells Fargo Advantage Growth Fund: Investor Class	11.949424	12.750973	6.71%	2,439	2006
	11.068352	11.949424	7.96%	97	2005
	9.927100	11.068352	11.50%	97	2004
	10.000000	9.927100	-0.73%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	6.914977	7.903477	14.30%	3,467	2006
	7.110041	6.914977	-2.74%	17,262	2005
	6.592833	7.110041	7.85%	15,196	2004
	5.348645	6.592833	23.26%	14,961	2003
	6.908161	5.348645	-22.57%	1,352	2002
	8.725542	6.908161	-20.83%	1,349	2001
	10.000000	8.725542	-12.74%	0	2000*

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	11.125139	12.538687	12.71%	8,795	2006
	10.000000	11.125139	11.25%	15,110	2005*

Maximum Additional Contract Options Elected (Total 2.55%)
(Variable account charges of 2.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	10.205567	11.006952	7.85%	0	2006
	10.000000	10.205567	2.06%	0	2005*

AIM Dynamics Fund: Investor Class	8.167890	9.275940	13.57%	0	2006
	7.593917	8.167890	7.56%	0	2005
	6.961397	7.593917	9.09%	0	2004
	5.166011	6.961397	34.75%	0	2003

AIM Small Cap Growth Fund: Investor Class	10.000000	10.103720	1.04%	0	2006*

American Century Growth: Investor Class	8.471499	8.911882	5.20%	0	2006
	8.291188	8.471499	2.17%	0	2005
	7.741169	8.291188	7.11%	0	2004
	6.384882	7.741169	21.24%	0	2003

American Century Income & Growth: Advisor Class	10.053180	11.449913	13.89%	0	2006
	9.868467	10.053180	1.87%	0	2005
	8.984408	9.868467	9.84%	0	2004
	7.128447	8.984408	26.04%	0	2003

American Century International Growth: Advisor Class	9.685463	11.771841	21.54%	0	2006
	8.790187	9.685463	10.18%	0	2005
	7.840876	8.790187	12.11%	0	2004
	6.431029	7.840876	21.92%	0	2003

American Century Short Term Government: Investor Class	10.053276	10.189174	1.35%	0	2006
	10.147043	10.053276	-0.92%	0	2005
	10.344421	10.147043	-1.91%	0	2004
	10.000000	10.344421	-1.46%	0	2003*

American Century Ultra: Investor Class	9.026654	8.508179	-5.74%	0	2006
	9.070075	9.026654	-0.48%	0	2005
	8.408159	9.070075	7.87%	0	2004
	6.857001	8.408159	22.62%	0	2003

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	12.295785	14.962699	21.69%	0	2006
	11.167726	12.295785	10.10%	0	2005
	10.000000	11.167726	11.68%	0	2004*

Dreyfus Appreciation Fund, Inc.	9.020347	10.220545	13.31%	0	2006
	8.887752	9.020347	1.49%	0	2005
	8.639030	8.887752	2.88%	0	2004
	7.363631	8.639030	17.32%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Emerging Leaders Fund	11.743297	12.253546	4.35%	0	2006
	11.037120	11.743297	6.40%	0	2005
	9.914895	11.037120	11.32%	0	2004
	7.294113	9.914895	35.93%	0	2003

Dreyfus Premier Balanced Opportunity Fund: Class Z	9.735441	10.391751	6.74%	0	2006
	10.123193	9.735441	-3.83%	0	2005
	10.000000	10.123193	1.23%	0	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	7.212307	7.661993	6.23%	0	2006
	7.152550	7.212307	0.84%	0	2005
	6.929005	7.152550	3.23%	0	2004
	5.648617	6.929005	22.67%	0	2003

Federated Bond Fund: Class F Shares	12.120335	12.500068	3.13%	0	2006
	12.206776	12.120335	-0.71%	0	2005
	11.730685	12.206776	4.06%	0	2004
	10.664913	11.730685	9.99%	0	2003

Federated Equity Income Fund, Inc.: Class F Shares	9.450484	11.298938	19.56%	0	2006
	9.413263	9.450484	0.40%	0	2005
	8.550293	9.413263	10.09%	0	2004
	7.079111	8.550293	20.78%	0	2003

Federated High Yield Trust	11.999202	12.971710	8.10%	0	2006
	12.020338	11.999202	-0.18%	0	2005
	11.049748	12.020338	8.78%	0	2004
	9.232305	11.049748	19.69%	0	2003

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	11.309689	11.495401	1.64%	0	2006
	11.371269	11.309689	-0.54%	0	2005
	11.304676	11.371269	0.59%	0	2004
	10.939811	11.304676	3.34%	0	2003

Fidelity Advisor Balanced Fund: Class A	10.370320	11.270642	8.68%	0	2006
	10.106955	10.370320	2.61%	0	2005
	9.859666	10.106955	2.51%	0	2004
	8.583438	9.859666	14.87%	0	2003

Fidelity Advisor Equity Growth Fund: Class A	7.720062	8.016072	3.83%	0	2006
	7.516942	7.720062	2.70%	0	2005
	7.500192	7.516942	0.22%	0	2004
	5.827329	7.500192	28.71%	0	2003

Fidelity Advisor Equity Income Fund: Class A	11.073356	12.634326	14.10%	0	2006
	10.676247	11.073356	3.72%	0	2005
	9.771204	10.676247	9.26%	0	2004
	7.787572	9.771204	25.47%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Growth Opportunities Fund: Class A	9.509498	9.733638	2.36%	0	2006
	8.982266	9.509498	5.59%	0	2005
	8.607539	8.982266	4.35%	0	2004
	6.826177	8.607539	26.10%	0	2003

Fidelity Advisor High Income Advantage Fund: Class T	14.109387	15.888855	12.61%	0	2006
	13.841243	14.109387	1.94%	0	2005
	12.371687	13.841243	11.88%	0	2004
	8.845600	12.371687	39.86%	0	2003

Fidelity Advisor Overseas Fund: Class A	10.833655	12.559171	15.93%	0	2006
	9.724377	10.833655	11.41%	0	2005
	8.830634	9.724377	10.12%	0	2004
	6.278923	8.830634	40.64%	0	2003

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	12.664802	14.541388	14.82%	0	2006
	10.944025	12.664802	15.72%	0	2005
	10.000000	10.944025	9.44%	0	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	16.364492	18.556303	13.39%	0	2006
	15.140323	16.364492	8.09%	0	2005
	12.398742	15.140323	22.11%	0	2004
	9.818672	12.398742	26.28%	0	2003

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	12.172651	13.995902	14.98%	0	2006
	11.356564	12.172651	7.19%	0	2005
	10.267844	11.356564	10.60%	0	2004
	8.350135	10.267844	22.97%	0	2003

Franklin Small-Mid Cap Growth Fund: Class A	9.718094	10.183170	4.79%	0	2006
	9.020345	9.718094	7.74%	0	2005
	8.188701	9.020345	10.16%	0	2004
	6.103176	8.188701	34.17%	0	2003

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	12.266150	14.519847	18.37%	0	2006
	11.428183	12.266150	7.33%	0	2005
	10.000000	11.428183	14.28%	0	2004*

J.P. Morgan NVIT Balanced Fund: Class I	10.042997	10.986514	9.39%	0	2006
	10.049519	10.042997	-0.06%	0	2005
	9.505323	10.049519	5.73%	0	2004
	8.237094	9.505323	15.40%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Adviser Balanced Fund: I Shares	10.659127	11.467970	7.59%	0	2006
	10.158457	10.659127	4.93%	0	2005
	9.615021	10.158457	5.65%	0	2004
	8.654408	9.615021	11.10%	0	2003

Janus Adviser International Growth Fund: I Shares	11.966092	16.866566	40.95%	0	2006
	9.320623	11.966092	28.38%	0	2005
	7.980216	9.320623	16.80%	0	2004
	6.075810	7.980216	31.34%	0	2003

Janus Adviser Worldwide Fund: I Shares	7.648042	8.715652	13.96%	0	2006
	7.398578	7.648042	3.37%	0	2005
	7.249070	7.398578	2.06%	0	2004
	6.055866	7.249070	19.70%	0	2003

Janus Fund	7.200364	7.760361	7.78%	0	2006
	7.105441	7.200364	1.34%	0	2005
	6.964933	7.105441	2.02%	0	2004
	5.426426	6.964933	28.35%	0	2003

Janus Twenty Fund	9.205252	10.074484	9.44%	0	2006
	8.632238	9.205252	6.64%	0	2005
	7.149705	8.632238	20.74%	0	2004
	5.854878	7.149705	22.12%	0	2003

Janus Worldwide Fund	7.661648	8.803320	14.90%	0	2006
	7.427666	7.661648	3.15%	0	2005
	7.222194	7.427666	2.85%	0	2004
	5.965304	7.222194	21.07%	0	2003

Lazard Small Cap Portfolio: Open Shares	13.884510	15.800760	13.80%	0	2006
	13.708361	13.884510	1.28%	0	2005
	12.243066	13.708361	11.97%	0	2004
	9.066749	12.243066	35.03%	0	2003

Nationwide Bond Fund: Class D	11.868565	12.075382	1.74%	0	2006
	11.809178	11.868565	0.50%	0	2005
	11.560040	11.809178	2.16%	0	2004
	11.150171	11.560040	3.68%	0	2003

Nationwide Bond Index Fund: Class A	11.096539	11.219640	1.11%	0	2006
	11.177442	11.096539	-0.72%	0	2005
	11.057239	11.177442	1.09%	0	2004
	10.997324	11.057239	0.54%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Government Bond Fund: Class D	11.294857	11.431206	1.21%	0	2006
	11.277297	11.294857	0.16%	0	2005
	11.189724	11.277297	0.78%	0	2004
	11.268892	11.189724	-0.70%	0	2003

Nationwide Growth Fund: Class A	11.046471	11.411429	3.30%	0	2006
	10.681774	11.046471	3.41%	0	2005
	10.168711	10.681774	5.05%	0	2004
	10.000000	10.168711	1.69%	0	2003*

Nationwide Growth Fund: Class D	8.346565	8.647659	3.61%	0	2006
	8.037615	8.346565	3.84%	0	2005
	7.629015	8.037615	5.36%	0	2004
	5.884937	7.629015	29.64%	0	2003*

Nationwide NMF Investor Destinations Conservative Fund: Service Class	10.465062	10.822574	3.42%	0	2006
	10.405415	10.465062	0.57%	0	2005
	10.191495	10.405415	2.10%	0	2004
	9.714980	10.191495	4.90%	0	2003

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class	10.629253	11.239246	5.74%	0	2006
	10.446510	10.629253	1.75%	0	2005
	10.012777	10.446510	4.33%	0	2004
	9.050107	10.012777	10.64%	0	2003

Nationwide NMF Investor Destinations Moderate Fund: Service Class	10.644307	11.554781	8.55%	0	2006
	10.362215	10.644307	2.72%	0	2005
	9.718168	10.362215	6.63%	0	2004
	8.330475	9.718168	16.66%	0	2003

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class	10.758324	11.999057	11.53%	0	2006
	10.313285	10.758324	4.32%	0	2005
	9.441045	10.313285	9.24%	0	2004
	7.669800	9.441045	23.09%	0	2003

Nationwide NMF Investor Destinations Aggressive Fund: Class A	10.729182	12.215788	13.86%	0	2006
	10.208159	10.729182	5.10%	0	2005
	9.188431	10.208159	11.10%	0	2004
	7.159509	9.188431	28.34%	0	2003

Nationwide International Index Fund: Class A	11.234926	13.756049	22.44%	0	2006
	10.155455	11.234926	10.63%	0	2005
	8.747133	10.155455	16.10%	0	2004
	6.550040	8.747133	33.54%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Large Cap Value Fund: Class A	11.271231	13.296029	17.96%	0	2006
	10.739362	11.271231	4.55%	0	2005
	9.509628	10.739362	12.93%	0	2004
	7.621828	9.509628	54.77%	0	2003

Nationwide Mid Cap Market Index Fund: Class A	12.926668	13.803980	6.79%	0	2006
	11.861414	12.926668	8.98%	0	2005
	10.530882	11.861414	12.63%	0	2004
	8.041239	10.530882	30.96%	0	2003

Nationwide Money Market Fund: Service Class	9.456103	9.619195	1.72%	0	2006
	9.459988	9.456103	-0.04%	0	2005
	9.642318	9.459988	-1.89%	0	2004
	9.845088	9.642318	-2.06%	0	2003

Nationwide® Fund: Class D	10.298479	11.426049	10.95%	0	2006
	9.842553	10.298479	4.63%	0	2005
	9.200939	9.842553	6.97%	0	2004
	7.428374	9.200939	23.86%	0	2003

Nationwide S&P 500® Index Fund: Service Class	9.180662	10.303207	12.23%	0	2006
	9.036729	9.180662	1.59%	0	2005
	8.407565	9.036729	7.48%	0	2004
	6.751314	8.407565	24.53%	0	2003

Nationwide Small Cap Fund: Class A	12.534969	14.316885	14.22%	0	2006
	12.326852	12.534969	1.69%	0	2005
	10.741630	12.326852	14.76%	0	2004
	7.578453	10.741630	41.74%	0	2003

Nationwide Small Cap Index Fund: Class A	16.704020	21.026149	25.87%	0	2006
	13.990215	16.704020	19.40%	0	2005
	11.414844	13.990215	22.56%	0	2004
	7.913591	11.414844	44.24%	0	2003

Nationwide Value Opportunities Fund: Class A	12.565291	14.430614	14.85%	0	2006
	11.949797	12.565291	5.15%	0	2005
	10.812968	11.949797	10.51%	0	2004
	8.117052	10.812968	33.21%	0	2003

Neuberger Berman Genesis Fund: Trust Class	16.444448	17.189056	4.53%	0	2006
	14.508311	16.444448	13.35%	0	2005
	12.544711	14.508311	15.65%	0	2004
	9.777594	12.544711	28.30%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Guardian Fund: Trust Class	10.474860	11.567895	10.43%	0	2006
	9.928236	10.474860	5.51%	0	2005
	8.787619	9.928236	12.98%	0	2004
	6.679060	8.787619	31.57%	0	2003

Neuberger Berman Partners Fund: Trust Class	12.122041	13.354335	10.17%	0	2006
	10.557989	12.122041	14.81%	0	2005
	9.102701	10.557989	15.99%	0	2004
	6.885233	9.102701	32.21%	0	2003

Neuberger Berman Socially Responsive Fund: Trust Class	11.719934	13.045572	11.31%	0	2006
	11.191807	11.719934	4.72%	0	2005
	10.000000	11.191807	11.92%	0	2004*

Oppenheimer Capital Appreciation Fund: Class A	8.263691	8.657854	4.77%	0	2006
	8.098968	8.263691	2.03%	0	2005
	7.806794	8.098968	3.74%	0	2004
	6.188097	7.806794	26.16%	0	2003

Oppenheimer Champion Income Fund: Class A	11.842345	12.602265	6.42%	0	2006
	11.836948	11.842345	0.05%	0	2005
	11.122380	11.836948	6.42%	0	2004
	10.000000	11.122380	11.22%	0	2003*

Oppenheimer Global Fund: Class A	12.465081	14.259341	14.39%	0	2006
	11.235995	12.465081	10.94%	0	2005
	9.715797	11.235995	15.65%	0	2004
	6.968131	9.715797	39.43%	0	2003

Oppenheimer Strategic Income Fund: Class A	13.298925	13.956108	4.94%	0	2006
	13.101534	13.298925	1.51%	0	2005
	12.264902	13.101534	6.82%	0	2004
	10.523874	12.264902	16.54%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	12.721021	14.554628	14.41%	0	2006
	11.445101	12.721021	11.15%	0	2005
	10.000000	11.445101	14.45%	0	2004*

PIMCO Total Return Fund: Class A	11.716355	11.818770	0.87%	0	2006
	11.740746	11.716355	-0.21%	0	2005
	11.513575	11.740746	1.97%	0	2004
	11.245397	11.513575	2.38%	0	2003

Putnam International Equity Fund: Class A	15.594872	19.490098	24.98%	0	2006
	14.214232	15.594872	9.71%	0	2005
	12.548782	14.214232	13.27%	0	2004
	10.000000	12.548782	25.49%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Voyager Fund: Class A	12.225496	12.537647	2.55%	0	2006
	11.890790	12.225496	2.81%	0	2005
	11.643580	11.890790	2.12%	0	2004
	10.000000	11.643580	16.44%	0	2003*

Templeton Foreign Fund: Class A	12.971191	15.160968	16.88%	0	2006
	12.030363	12.971191	7.82%	0	2005
	10.449404	12.030363	15.13%	0	2004
	8.215573	10.449404	27.19%	0	2003

Van Kampen Growth and Income Fund: Class A	14.612404	16.520665	13.06%	0	2006
	13.646126	14.612404	7.08%	0	2005
	12.289850	13.646126	11.04%	0	2004
	10.000000	12.289850	22.90%	0	2003*

Van Kampen Mid Cap Growth Fund: Class A	16.446025	17.470930	6.23%	0	2006
	14.348294	16.446025	14.62%	0	2005
	12.165559	14.348294	17.94%	0	2004
	10.000000	12.165559	21.66%	0	2003*

Van Kampen Real Estate Securities Fund: Class A	19.117432	25.608320	33.95%	0	2006
	16.823315	19.117432	13.64%	0	2005
	12.630884	16.823315	33.19%	0	2004
	10.000000	12.630884	26.31%	0	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	14.631420	15.138252	3.46%	0	2006
	13.360175	14.631420	9.52%	0	2005
	12.104591	13.360175	10.37%	0	2004
	10.000000	12.104591	21.05%	0	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	11.642325	13.083639	12.38%	0	2006
	10.665298	11.642325	9.16%	0	2005
	9.953173	10.665298	7.15%	0	2004
	7.363653	9.953173	35.17%	0	2003

Wells Fargo Advantage Growth Fund: Investor Class	11.537297	12.112804	4.99%	0	2006
	10.861461	11.537297	6.22%	0	2005
	9.901456	10.861461	9.70%	0	2004
	10.000000	9.901456	-0.99%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	8.188460	9.208271	12.45%	0	2006
	8.557290	8.188460	-4.31%	0	2005
	8.065043	8.557290	6.10%	0	2004
	6.650315	8.065043	21.27%	0	2003

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	10.994020	12.191258	10.89%	0	2006
	10.000000	10.994020	9.94%	0	2005*

Appendix C: Contract Types and Tax Information

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code.  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $5,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $5,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an IRA to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of SEP IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Simple IRAs

A Simple IRA is an individual retirement annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of Simple IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.

In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received.  If any of the amount contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;

•	it is attributable to the contract owner’s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to a mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in section 401(a), an eligible deferred compensation plan described in section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A)  or IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.  Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	Provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;

2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and

3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that these distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•  generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.

This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death.  The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, and Roth IRAs after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death.  For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner’s death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for IRAs, SEP IRAs, Simple IRAs and Roth IRAs

Distributions from an IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

If the contract owner’s entire interest in an IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of an IRA, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.

If the contract owner dies on or after the required beginning date, the interest in the IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2007

Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account

This Statement of Additional Information is not a prospectus.  It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2007.  The prospectus may be obtained from Nationwide Life Insurance Company by writing 5100 Rings Road, Dublin RR1-04-F4, Ohio 43017-1522, or calling 1-800-848-6631, TDD 1-800-238-3035.

Page
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements

General Information and History

Nationwide Variable Account ("variable account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide").  Nationwide is a member of the Nationwide group of companies.  All of Nationwide’s common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS.  Nationwide Corporation is a holding company as well.  All of its common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of Nationwide.  The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $160 billion as of December 31, 2006.

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.  Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See “Underlying Mutual Fund Payments” located in the prospectus.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.10% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the December 31, 2006 consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold.  Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 2006, 2005 and 2004 no underwriting commissions were paid by Nationwide to NISC.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to contract owners and prospective contract owners in advertising, sales literature or other materials.

Performance Comparisons

Each sub-account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts’ sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

Condensed Financial Information

The following charts represent the accumulation unit values for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2006.  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.  The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit" in the prospectus).

No Additional Contract Options Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	10.282345	11.271302	9.62%	5,948	2006
	10.000000	10.282345	2.82%	8,423	2005*

AIM Dynamics Fund: Investor Class	6.303696	7.276062	15.43%	78,741	2006
	5.766363	6.303696	9.32%	77,106	2005
	5.200689	5.766363	10.88%	81,273	2004
	3.797162	5.200689	36.96%	119,796	2003
	5.728945	3.797162	-33.72%	92,435	2002
	8.618967	5.728945	-33.53%	109,091	2001
	10.000000	8.618967	-13.81%	64,128	2000*

AIM Small Cap Growth Fund: Investor Class	10.000000	10.224424	2.24%	18,527	2006

American Century Growth: Investor Class	6.574319	7.029318	6.92%	18,483	2006
	6.330750	6.574319	3.85%	14,128	2005
	5.815324	6.330750	8.86%	18,635	2004
	4.719072	5.815324	23.23%	26,286	2003
	6.449502	4.719072	-26.83%	27,964	2002
	8.006373	6.449502	-19.45%	24,480	2001
	10.000000	8.006373	-19.94%	18,894	2000*

American Century Income & Growth: Advisor Class	9.539887	11.043112	15.76%	76,976	2006
	9.213789	9.539887	3.54%	104,972	2005
	8.252939	9.213789	11.64%	92,082	2004
	6.442445	8.252939	28.10%	85,506	2003
	8.090015	6.442445	-20.37%	70,142	2002
	8.939837	8.090015	-9.51%	65,887	2001
	10.000000	8.939837	-10.60%	28,545	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century International Growth: Advisor Class	7.937506	9.805246	23.53%	15,823	2006
	7.087782	7.937506	11.99%	18,258	2005
	6.220231	7.087782	13.95%	18,371	2004
	5.019457	6.220231	23.92%	23,512	2003
	6.293419	5.019457	-20.24%	17,596	2002
	8.703964	6.293419	-27.69%	13,166	2001
	10.000000	8.703964	-12.96%	10,521	2000*

American Century Short Term Government: Investor Class	11.761676	12.116892	3.02%	50,416	2006
	11.679853	11.761676	0.70%	57,900	2005
	11.714647	11.679853	-0.30%	58,233	2004
	11.696579	11.714647	0.15%	76,777	2003
	11.221121	11.696579	4.24%	65,399	2002
	10.573184	11.221121	6.13%	33,476	2001
	10.000000	10.573184	5.73%	8,134	2000*

American Century Ultra: Investor Class	7.130149	6.830693	-4.20%	89,629	2006
	7.049066	7.130149	1.15%	126,831	2005
	6.429116	7.049066	9.64%	145,914	2004
	5.158453	6.429116	24.63%	186,939	2003
	6.776523	5.158453	-23.88%	131,889	2002
	8.012883	6.776523	-15.43%	150,587	2001
	10.000000	8.012883	-19.87%	141,363	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	12.632342	15.623843	23.68%	5,705	2006
	11.288648	12.632342	11.90%	1,558	2005
	10.000000	11.288648	12.89%	0	2004*

Dreyfus Appreciation Fund, Inc.	9.323169	10.736564	15.16%	70,298	2006
	9.038190	9.323169	3.15%	106,646	2005
	8.643389	9.038190	4.57%	115,254	2004
	7.248454	8.643389	19.24%	128,837	2003
	8.832242	7.248454	-17.93%	61,125	2002
	9.991471	8.832242	-11.60%	92,105	2001
	10.000000	9.991471	-0.09%	55,201	2000*

Dreyfus Emerging Leaders Fund	12.285418	13.029176	6.05%	747	2006
	11.360774	12.285418	8.14%	747	2005
	10.040845	11.360774	13.15%	747	2004
	7.267637	10.040845	38.16%	747	2003
	9.190358	7.267637	-20.92%	747	2002
	10.299752	9.190358	-10.77%	1,134	2001
	10.000000	10.299752	3.00%	1,282	2000*

Dreyfus Premier Balanced Opportunity Fund: Class Z	9.900993	10.741459	8.49%	13,388	2006
	10.129497	9.900993	-2.26%	13,927	2005
	10.000000	10.129497	1.29%	14,979	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Premier Third Century Fund, Inc.: Class Z	6.132711	6.621751	7.97%	3,727	2006
	5.983934	6.132711	2.49%	5,143	2005
	5.703293	5.983934	4.92%	3,548	2004
	4.574388	5.703293	24.68%	3,528	2003
	6.539025	4.574388	-30.04%	2,417	2002
	8.654874	6.539025	-24.45%	38,237	2001
	10.000000	8.654874	-13.45%	38,237	2000*

Federated Bond Fund: Class F Shares	14.034544	14.711204	4.82%	6,668	2006
	13.906918	14.034544	0.92%	7,070	2005
	13.148666	13.906918	5.77%	7,861	2004
	11.761005	13.148666	11.80%	11,882	2003
	11.104428	11.761005	5.91%	13,937	2002
	10.446497	11.104428	6.30%	19,305	2001
	10.000000	10.446497	4.46%	6,543	2000*

Federated Equity Income Fund, Inc.: Class F Shares	8.539330	10.376621	21.52%	5,735	2006
	8.368710	8.539330	2.04%	1,723	2005
	7.478763	8.368710	11.90%	1,723	2004
	6.092039	7.478763	22.76%	4,547	2003
	7.633153	6.092039	-20.19%	1,723	2002
	8.688905	7.633153	-12.15%	0	2001
	10.000000	8.688905	-13.11%	0	2000*

Federated High Yield Trust	12.166491	13.367910	9.87%	14,384	2006
	11.991578	12.166491	1.46%	21,782	2005
	10.845246	11.991578	10.57%	19,097	2004
	8.915066	10.845246	21.65%	21,857	2003
	8.995104	8.915066	-0.89%	4,584	2002
	9.256360	8.995104	-2.82%	2,138	2001
	10.000000	9.256360	-7.44%	3,453	2000*

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.910869	13.337735	3.31%	25,361	2006
	12.772047	12.910869	1.09%	28,659	2005
	12.492144	12.772047	2.24%	28,580	2004
	11.893675	12.492144	5.03%	12,521	2003
	11.025342	11.893675	7.88%	9,390	2002
	10.366304	11.025342	6.36%	8,072	2001
	10.000000	9.256360	3.66%	0	2000*

Fidelity Advisor Balanced Fund: Class A	10.636564	11.749254	10.46%	13,792	2006
	10.199492	10.636564	4.29%	19,432	2005
	9.789230	10.199492	4.19%	30,864	2004
	8.384547	9.789230	16.75%	32,610	2003
	9.281568	8.384547	-9.66%	30,367	2002
	9.535378	9.281568	-2.66%	33,818	2001
	10.000000	9.535378	-4.65%	5,901	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Equity Growth Fund: Class A	6.829165	7.207145	5.53%	67,450	2006
	6.542399	6.829165	4.38%	78,251	2005
	6.422366	6.542399	1.87%	107,995	2004
	4.909408	6.422366	30.82%	113,979	2003
	7.134728	4.909408	-31.19%	60,496	2002
	8.778524	7.134728	-18.73%	36,401	2001
	10.000000	8.778524	-12.21%	0	2000*

Fidelity Advisor Equity Income Fund: Class A	13.498517	15.653430	15.96%	111,028	2006
	12.804867	13.498517	5.42%	142,354	2005
	11.530143	12.804867	11.06%	147,647	2004
	9.041160	11.530143	27.53%	156,130	2003
	10.802783	9.041160	-16.31%	96,630	2002
	11.153342	10.802783	-3.14%	65,679	2001
	10.000000	11.153342	11.53%	17,586	2000*

Fidelity Advisor Growth Opportunities Fund: Class A	8.022995	8.346614	4.03%	3,743	2006
	7.456168	8.022995	7.31%	5,193	2005
	7.029714	7.456168	6.07%	14,655	2004
	5.484944	7.029714	28.16%	14,208	2003
	7.130415	5.484944	-23.08%	10,343	2002
	8.471403	7.130415	-15.83%	10,871	2001
	10.000000	8.471403	-15.29%	9,358	2000*

Fidelity Advisor High Income Advantage Fund: Class T	14.129484	16.178209	14.50%	31,947	2006
	13.635551	14.129484	3.62%	35,061	2005
	11.985781	13.635551	13.76%	42,539	2004
	8.424851	11.985781	42.27%	49,704	2003
	8.862640	8.424851	-4.94%	35,327	2002
	9.055246	8.862640	-2.13%	4,378	2001
	10.000000	9.055246	-9.45%	4,427	2000*

Fidelity Advisor Overseas Fund: Class A	10.407163	12.262247	17.83%	286	2006
	9.191148	10.407163	13.23%	6,583	2005
	8.211656	9.191148	11.93%	11,161	2004
	5.744635	8.211656	42.94%	10,757	2003
	7.261801	5.744635	-20.89%	2,717	2002
	9.179810	7.261801	-20.89%	1,607	2001
	10.000000	9.179810	-8.20%	0	2000*

Fidelity Franklin Balance Sheet Investment Fund: Class A	20.326737	23.426511	15.25%	53,696	2006
	18.503384	20.326737	9.85%	41,829	2005
	14.908237	18.503384	24.12%	32,924	2004
	11.615476	14.908237	28.35%	27,343	2003
	12.470576	11.615476	-6.86%	11,907	2002
	10.697280	12.470576	16.58%	7,277	2001
	10.000000	10.697280	6.97%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	13.011372	15.183864	16.70%	19,446	2006
	11.062514	13.011372	17.62%	6,058	2005
	10.000000	11.062514	10.63%	8,053	2004*

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	15.600161	18.230359	16.86%	100,346	2006
	14.319913	15.600161	8.94%	108,577	2005
	12.739043	14.319913	12.42%	106,905	2004
	10.191797	12.738043	24.98%	104,730	2003
	11.587095	10.191797	-12.04%	73,324	2002
	11.043068	11.587095	4.93%	48,422	2001
	10.000000	11.043068	10.43%	0	2000*

Franklin Small-Mid Cap Growth Fund: Class A	7.839882	8.349628	6.50%	152,694	2006
	7.159818	7.839882	9.50%	185,617	2005
	6.394733	7.159818	11.96%	188,534	2004
	4.689230	6.394733	36.37%	164,688	2003
	6.722932	4.689230	-30.25%	93,847	2002
	8.541275	6.722932	-21.29%	61,740	2001
	10.000000	8.541275	-14.59%	28,023	2000*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	12.601840	15.161349	20.31%	24,629	2006
	11.551866	12.601840	9.09%	20,235	2005
	10.000000	11.551866	15.52%	12,056	2004*

J.P. Morgan NVIT Balanced Fund: Class I	10.791559	11.998637	11.19%	3,671	2006
	10.624628	10.791559	1.57%	5,146	2005
	9.886997	10.624628	7.46%	4,189	2004
	8.429538	9.886997	17.29%	3,048	2003
	9.705404	8.429538	-13.15%	0	2002
	10.000000	9.705404	-2.95%	0	2001

Janus Adviser Balanced Fund: I Shares	11.035144	12.066887	9.35%	43,996	2006
	10.347445	11.035144	6.65%	44,172	2005
	9.635732	10.347445	7.39%	41,972	2004
	8.533019	9.635732	12.92%	79,916	2003
	9.220558	8.533019	-7.46%	68,954	2002
	9.783183	9.220558	-5.75%	20,609	2001
	10.000000	9.783183	-2.17%	350	2000*

Janus Adviser International Growth Fund: I Shares	10.403827	14.904449	43.26%	0	2006
	7.973365	10.403827	30.48%	0	2005
	6.716485	7.973365	18.71%	0	2004
	5.031164	6.716485	33.50%	0	2003
	6.829199	5.031164	-26.33%	0	2002
	8.929608	6.829199	-23.52%	0	2001
	10.000000	8.929608	-10.70%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Adviser Worldwide Fund: I Shares	6.715480	7.778184	15.82%	15,032	2006
	6.391797	6.715480	5.06%	21,646	2005
	6.161469	6.391797	3.74%	23,922	2004
	5.064214	6.161469	21.67%	44,551	2003
	6.909361	5.064214	-26.71%	42,954	2002
	8.838918	6.909361	-21.83%	39,243	2001
	10.000000	8.838918	-11.61%	17,539	2000*

Janus Fund	5.840016	6.397286	9.54%	69,042	2006
	5.670205	5.840016	2.99%	84,641	2005
	5.468299	5.670205	3.69%	87,927	2004
	4.191664	5.468299	30.46%	98,325	2003
	5.842114	4.191664	-28.25%	101,949	2002
	7.982384	5.842114	-26.81%	131,732	2001
	10.000000	7.982384	-20.18%	50,813	2000*

Janus Twenty Fund	5.992652	6.665904	11.23%	67,420	2006
	5.529139	5.992652	8.38%	70,772	2005
	4.505613	5.529139	22.72%	91,358	2004
	3.630109	4.505613	24.12%	140,909	2003
	4.823650	3.630109	-24.74%	164,145	2002
	6.879094	4.823650	-29.88%	255,259	2001
	10.000000	6.879094	-31.21%	181,852	2000*

Janus Worldwide Fund	5.943464	6.940882	16.78%	318	2006
	5.669137	5.943464	4.84%	1,009	2005
	5.423269	5.669137	4.53%	1,009	2004
	4.407161	5.423269	23.06%	1,011	2003
	6.013992	4.407161	-26.72%	11,060	2002
	7.873214	6.013992	-23.61%	81,297	2001
	10.000000	7.873214	-21.27%	88,079	2000*

Lazard Small Cap Portfolio: Open Shares	16.429554	19.003136	15.66%	5,429	2006
	15.959931	16.429554	2.94%	4,663	2005
	14.023752	15.959931	13.81%	5,049	2004
	10.217966	14.023752	37.25%	7,527	2003
	12.553546	10.217966	-18.60%	9,038	2002
	10.769748	12.553546	16.56%	7,669	2001
	10.000000	10.769748	7.70%	1,762	2000*

Nationwide Bond Fund: Class D	13.961832	14.437711	3.41%	13,639	2006
	13.668177	13.961832	2.15%	16,787	2005
	13.163690	13.668177	3.83%	17,890	2004
	12.491862	13.163690	5.38%	19,054	2003
	11.541979	12.491862	8.23%	19,274	2002
	10.608876	11.541979	8.80%	7,469	2001
	10.000000	10.608876	6.09%	392	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Bond Index Fund: Class A	12.805853	13.159918	2.76%	3,485	2006
	12.691418	12.805853	0.90%	5,139	2005
	12.352129	12.691418	2.75%	4,428	2004
	12.086750	12.352129	2.20%	3,550	2003
	11.148665	12.086750	8.41%	1,369	2002
	10.504913	11.148665	6.13%	202	2001
	10.000000	10.504913	5.05%	0	2000*

Nationwide Government Bond Fund: Class D	13.599104	13.990059	2.87%	82,419	2006
	13.358305	13.599104	1.80%	86,084	2005
	13.039627	13.358305	2.44%	134,110	2004
	12.919549	13.039627	0.93%	130,669	2003
	11.752975	12.919549	9.93%	139,705	2002
	10.987054	11.752975	6.97%	75,180	2001
	10.000000	10.987054	9.87%	5,241	2000*

Nationwide Growth Fund: Class A	11.417691	11.988081	5.00%	4,148	2006
	10.862922	11.417691	5.11%	11,028	2005
	10.174135	10.862922	6.77%	12,049	2004
	10.000000	10.174135	1.74%	6,389	2003*

Nationwide Growth Fund: Class D	5.542961	5.836968	5.30%	6,721	2006
	5.251820	5.542961	5.54%	13,864	2005
	4.904327	5.251820	7.09%	13,864	2004
	3.722127	4.904327	31.76%	18,265	2003
	5.270727	3.722127	-29.38%	0	2002
	7.369169	5.270727	-28.48%	4,350	2001
	10.000000	7.369169	-26.31%	4,350	2000*

Nationwide NMF Investor Destinations Conservative Fund: Service Class	11.436384	12.020689	5.11%	91,657	2006
	11.188041	11.436384	2.22%	75,496	2005
	10.781041	11.188041	3.78%	66,831	2004
	10.110988	10.781041	6.63%	47,517	2003
	10.155205	10.110988	-0.44%	16,013	2002
	10.039080	10.155205	1.16%	0	2001
	10.000000	10.039080	0.39%	0	2000*

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class	11.356842	12.205179	7.47%	87,270	2006
	10.981815	11.356842	3.41%	75,762	2005
	10.355850	10.981815	6.04%	74,053	2004
	9.209082	10.355850	12.45%	53,427	2003
	9.709012	9.209082	-5.15%	0	2002
	9.917994	9.709012	-2.11%	0	2001
	10.000000	9.917994	-0.82%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide NMF Investor Destinations Moderate Fund: Service Class	11.043561	12.184429	10.33%	344,991	2006
	10.577743	11.043561	4.40%	318,500	2005
	9.760110	10.577743	8.38%	153,858	2004
	8.231400	9.760110	18.57%	35,642	2003
	9.188044	8.231400	-10.41%	27,423	2002
	9.739100	9.188044	-5.66%	18,207	2001
	10.000000	9.739100	-2.61%	0	2000*

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class	10.829923	12.276640	13.36%	59,423	2006
	10.214734	10.829923	6.02%	59,022	2005
	9.199831	10.214734	11.03%	35,789	2004
	7.353261	9.199831	25.11%	25,892	2003
	8.676240	7.353261	-15.25%	3,932	2002
	9.603495	8.676240	-9.66%	0	2001
	10.000000	9.603495	-3.97%	0	2000*

Nationwide NMF Investor Destinations Aggressive Fund: Class A	10.557726	12.217348	15.72%	25,890	2006
	9.883275	10.557726	6.82%	21,823	2005
	8.752362	9.883275	12.92%	8,665	2004
	6.709728	8.752362	30.44%	1,428	2003
	8.301650	6.709728	-19.18%	162	2002
	9.465217	8.301650	-12.29%	0	2001
	10.000000	9.465217	-5.35%	0	2000*

Nationwide International Index Fund: Class A	10.863448	13.518873	24.44%	0	2006
	9.661542	10.863448	12.44%	0	2005
	8.187391	9.661542	18.01%	0	2004
	6.031974	8.187391	35.73%	0	2003
	7.399695	6.031974	-18.48%	0	2002
	9.642410	7.399695	-23.26%	0	2001
	10.000000	9.642410	-3.58%	0	2000*

Nationwide Large Cap Value Fund: Class A	14.042346	16.836043	19.89%	24,444	2006
	13.164273	14.042346	6.26%	11,597	2005
	11.468670	13.164273	14.78%	13,000	2004
	9.043656	11.468670	26.81%	18,984	2003
	10.590508	9.043656	-14.61%	7,275	2002
	11.229368	10.590508	-5.69%	7,889	2001
	10.000000	11.229368	12.29%	0	2000*

Nationwide Mid Cap Market Index Fund: Class A	13.484055	14.634970	8.54%	51,159	2006
	12.173694	13.484055	10.76%	28,272	2005
	10.633602	12.173694	14.48%	23,073	2004
	7.988701	10.633602	33.11%	19,761	2003
	9.519402	7.988701	-16.08%	11,511	2002
	9.785451	9.519402	-2.72%	639	2001
	10.000000	9.785451	-2.15%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Money Market Fund: Service Class	10.675956	11.037904	3.39%	269,533	2006
	10.508286	10.675956	1.60%	93,191	2005
	10.537802	10.508286	-0.28%	64,254	2004
	10.585603	10.537802	-0.45%	81,528	2003
	10.580827	10.585603	0.05%	141,507	2002
	10.332702	10.580827	2.40%	208,916	2001
	10.000000	10.332702	3.33%	15,275	2000*

Nationwide® Fund: Class D	9.957292	11.228348	12.77%	4,676	2006
	9.363215	9.957292	6.34%	7,788	2005
	8.611505	9.363215	8.73%	10,035	2004
	6.840342	8.611505	25.89%	10,507	2003
	8.333346	6.840342	-17.92%	5,410	2002
	9.555125	8.333346	-12.79%	11,331	2001
	10.000000	9.555125	-4.45%	5,405	2000*

Nationwide S&P 500® Index Fund: Service Class	8.518302	9.716349	14.06%	57,930	2006
	8.249721	8.518302	3.26%	69,177	2005
	7.551419	8.249721	9.25%	67,839	2004
	5.965991	7.551419	26.57%	78,194	2003
	7.789303	5.965991	-23.41%	80,721	2002
	8.970533	7.789303	-13.17%	97,798	2001
	10.000000	8.970533	-10.29%	101,963	2000*

Nationwide Small Cap Fund: Class A	17.592080	22.506446	27.94%	16,358	2006
	14.496877	17.592080	21.35%	41,817	2005
	11.637303	14.496877	24.57%	31,040	2004
	7.937781	11.637303	46.61%	4,994	2003
	9.838784	7.937781	-19.32%	1,047	2002
	10.124691	9.838784	2.82%	925	2001
	10.000000	10.124691	1.25%	207	2000*

Nationwide Small Cap Index Fund: Class A	12.976481	15.063831	16.09%	43,023	2006
	12.555585	12.976481	3.35%	21,682	2005
	10.764301	12.555585	16.64%	323,271	2004
	7.472028	10.764301	44.06%	8,177	2003

Nationwide Value Opportunities Fund: Class A	14.912772	17.407005	16.73%	8,473	2006
	13.953947	14.912772	6.87%	9,658	2005
	12.422556	13.953947	12.33%	29,505	2004
	9.174929	12.422556	35.40%	8,814	2003
	10.816539	9.174929	-15.18%	1,279	2002
	10.722700	10.816539	0.88%	0	2001
	10.000000	10.722700	7.23%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Genesis Fund: Trust Class	22.335725	23.729433	6.24%	102,014	2006
	19.388793	22.335725	15.20%	126,995	2005
	16.493979	19.388793	17.55%	108,555	2004
	12.648346	16.493979	30.40%	96,867	2003
	13.163794	12.648346	-3.92%	58,565	2002
	11.858163	13.163794	11.01%	28,676	2001
	10.000000	11.858163	18.58%	4,295	2000*

Neuberger Berman Guardian Fund: Trust Class	11.014951	12.363478	12.24%	3,195	2006
	10.272030	11.014951	7.23%	3,504	2005
	8.945111	10.272030	14.83%	8,033	2004
	6.689081	8.945111	33.73%	3,390	2003
	9.114549	6.689081	-26.61%	1,899	2002
	9.383282	9.114549	-2.86%	1,794	2001
	10.000000	9.383282	-6.17%	1,783	2000*

Neuberger Berman Partners Fund: Trust Class	13.387081	14.989423	11.97%	12,979	2006
	11.472148	13.387081	16.69%	13,054	2005
	9.731141	11.472148	17.89%	13,423	2004
	7.241845	9.731141	34.37%	9,649	2003
	9.736446	7.241845	-25.62%	4,765	2002
	10.160186	9.736446	-4.17%	5,642	2001
	10.000000	10.160186	1.60%	2,568	2000*

Neuberger Berman Socially Responsive Fund: Trust Class	12.040681	13.621977	13.13%	67,708	2006
	11.312942	12.040681	6.43%	14,708	2005
	10.000000	11.312942	13.13%	1,827	2004*

Oppenheimer Capital Appreciation Fund: Class A	8.061616	8.584447	6.49%	120,095	2006
	7.773689	8.061616	3.70%	183,516	2005
	7.372231	7.773689	5.45%	162,965	2004
	5.749369	7.372231	28.23%	129,435	2003
	7.871472	5.749369	-26.96%	45,178	2002
	9.103062	7.871472	-13.53%	29,728	2001
	10.000000	9.103062	-8.97%	0	2000*

Oppenheimer Champion Income Fund: Class A	12.368331	13.377508	8.16%	5,478	2006
	12.163533	12.368331	1.68%	13,364	2005
	11.244628	12.163533	8.17%	5,413	2004
	10.000000	11.244628	12.45%	4,429	2003*

Oppenheimer Global Fund: Class A	12.006437	13.959492	16.27%	89,338	2006
	10.648319	12.006437	12.75%	132,167	2005
	9.058982	10.648319	17.54%	145,686	2004
	6.392280	9.058982	41.72%	185,527	2003
	8.321785	6.392280	-23.19%	121,801	2002
	9.525990	8.321785	-12.64%	92,334	2001
	10.000000	9.525990	-4.74%	49,595	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Strategic Income Fund: Class A	14.274679	15.225354	6.66%	11,873	2006
	13.836258	14.274679	3.17%	13,124	2005
	12.743478	13.836258	8.58%	9,902	2004
	10.757886	12.743478	18.46%	2,745	2003
	10.165191	10.757886	5.83%	0	2002
	9.909668	10.165191	2.58%	0	2001
	10.000000	9.909668	-0.90%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	13.069100	15.197654	16.29%	94,447	2006
	11.568978	13.069100	12.97%	70,596	2005
	10.000000	11.568978	15.69%	49,954	2004*

PIMCO Total Return Fund: Class A	13.379020	13.716941	2.53%	101,608	2006
	13.190894	13.379020	1.43%	119,652	2005
	12.726708	13.190894	3.65%	104,965	2004
	12.229484	12.726708	4.07%	63,269	2003
	11.260935	12.229484	8.60%	35,184	2002
	10.433703	11.260935	7.93%	1,561	2001
	10.000000	10.433703	4.34%	328	2000*

Putnam International Equity Fund: Class A	16.286296	20.687294	27.02%	0	2006
	14.605373	16.286296	11.51%	0	2005
	12.685958	14.605373	15.13%	0	2004
	10.000000	12.685958	26.86%	0	2003*

Putnam Voyager Fund: Class A	12.767594	13.308009	4.23%	0	2006
	12.218073	12.767594	4.50%	6,924	2005
	11.770822	12.218073	3.80%	6,940	2004
	10.000000	11.770822	17.71%	6,007	2003*

Templeton Foreign Fund: Class A	14.334958	17.029182	18.79%	60,806	2006
	13.081121	14.334958	9.59%	69,991	2005
	11.178641	13.081121	17.02%	82,323	2004
	8.647111	11.178641	29.28%	77,865	2003
	9.556122	8.647111	-9.51%	60,759	2002
	10.478436	9.556122	-8.80%	31,517	2001
	10.000000	10.478436	4.78%	1,691	2000*

Van Kampen Growth and Income Fund: Class A	15.260246	17.535509	14.91%	103,716	2006
	14.021655	15.260246	8.83%	82,082	2005
	12.424152	14.021655	12.86%	72,911	2004
	10.000000	12.424152	24.24%	34,131	2003*

Van Kampen Mid Cap Growth Fund: Class A	17.174982	18.544142	7.97%	11,640	2006
	14.743094	17.174982	16.50%	17,663	2005
	12.298478	14.743094	19.88%	4,994	2004
	10.000000	12.298478	22.98%	737	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Real Estate Securities Fund: Class A	19.964834	27.180747	36.14%	46,952	2006
	17.286156	19.964834	15.50%	22,087	2005
	12.768894	17.286156	35.38%	14,801	2004
	10.000000	12.768894	27.69%	1,941	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	15.280119	16.068360	5.16%	7,441	2006
	13.727916	15.280119	11.31%	5,690	2005
	12.236884	13.727916	12.18%	5,935	2004
	10.000000	12.236884	22.37%	0	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	12.423253	14.189798	14.22%	56,343	2006
	11.197476	12.423253	10.95%	57,277	2005
	10.281015	11.197476	8.91%	68,866	2004
	7.483525	10.281015	37.38%	85,580	2003
	9.357925	7.483525	-20.03%	61,205	2002
	9.611802	9.357925	-2.64%	48,212	2001
	10.000000	9.611802	-3.88%	14,905	2000*

Wells Fargo Advantage Growth Fund: Investor Class	11.949424	12.750973	6.71%	2,439	2006
	11.068352	11.949424	7.96%	97	2005
	9.927100	11.068352	11.50%	97	2004
	10.000000	9.927100	-0.73%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	6.914977	7.903477	14.30%	3,467	2006
	7.110041	6.914977	-2.74%	17,262	2005
	6.592833	7.110041	7.85%	15,196	2004
	5.348645	6.592833	23.26%	14,961	2003
	6.908161	5.348645	-22.57%	1,352	2002
	8.725542	6.908161	-20.83%	1,349	2001
	10.000000	8.725542	-12.74%	0	2000*

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	11.125139	12.538687	12.71%	8,795	2006
	10.000000	11.125139	11.25%	15,110	2005*

Additional Contract Options Elected (Total 1.00%)
(Variable account charges of 1.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	10.279950	11.263005	9.56%	0	2006
	10.000000	10.279950	2.80%	0	2005*

AIM Dynamics Fund: Investor Class	6.285685	7.251623	15.37%	1,284	2006
	5.752770	6.285685	9.26%	1,532	2005
	5.191044	5.752770	10.82%	3,729	2004
	3.792038	5.191044	36.89%	4,208	2003
	5.724104	3.792038	-33.75%	4,448	2002
	8.616095	5.724104	-33.56%	5,939	2001
	10.000000	8.616095	-13.84%	0	2000*

AIM Small Cap Growth Fund: Investor Class	10.000000	10.220667	2.21%	227	2006

American Century Growth: Investor Class	6.555533	7.005700	6.87%	0	2006
	6.315844	6.555533	3.80%	0	2005
	5.804561	6.315844	8.81%	339	2004
	4.712724	5.804561	23.17%	338	2003
	6.444078	4.712724	-26.87%	332	2002
	8.003702	6.444078	-19.49%	313	2001
	10.000000	8.003702	-19.96%	353	2000*

American Century Income & Growth: Advisor Class	9.512637	11.006026	15.70%	2,251	2006
	9.192102	9.512637	3.49%	2,728	2005
	8.237676	9.192102	11.59%	4,103	2004
	6.433775	8.237676	28.04%	3,931	2003
	8.083213	6.433775	-20.41%	3,940	2002
	8.936855	8.083213	-9.55%	2,130	2001
	10.000000	8.936855	-10.63%	899	2000*

American Century International Growth: Advisor Class	7.914841	9.772331	23.47%	6	2006
	7.071101	7.914841	11.93%	6	2005
	6.208721	7.071101	13.89%	6	2004
	5.012690	6.208721	23.86%	6	2003
	6.288106	5.012690	-20.28%	6	2002
	8.701057	6.288106	-27.73%	6	2001
	10.000000	8.701057	-12.99%	0	2000*

American Century Short Term Government: Investor Class	11.728077	12.076201	2.97%	8,414	2006
	11.652348	11.728077	0.65%	9,389	2005
	11.692977	11.652348	-0.35%	15,429	2004
	11.680840	11.692977	0.10%	17,736	2003
	11.211675	11.680840	4.18%	9,719	2002
	10.569653	11.211675	6.07%	310	2001
	10.000000	10.569653	5.70%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Ultra: Investor Class	7.109771	6.807738	-4.25%	679	2006
	7.032461	7.109771	1.10%	580	2005
	6.417203	7.032461	9.59%	4,129	2004
	5.151505	6.417203	24.57%	4,508	2003
	6.770806	5.151505	-23.92%	4,082	2002
	8.010204	6.770806	-15.47%	1,484	2001
	10.000000	8.010204	-19.90%	0	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	12.621773	15.602912	23.62%	0	2006
	11.284881	12.621773	11.85%	0	2005
	10.000000	11.284881	12.85%	0	2004*

Dreyfus Appreciation Fund, Inc.	9.296545	10.700519	15.10%	2,248	2006
	9.016908	9.296545	3.10%	3,689	2005
	8.627395	9.016908	4.51%	5,264	2004
	7.238702	8.627395	19.18%	5,315	2003
	8.824818	7.238702	-17.97%	4,021	2002
	9.988137	8.824818	-11.65%	4,133	2001
	10.000000	9.988137	-0.12%	0	2000*

Dreyfus Emerging Leaders Fund	12.250342	12.985426	6.00%	0	2006
	11.334043	12.250342	8.08%	0	2005
	10.022279	11.334043	13.09%	0	2004
	7.257853	10.022279	38.09%	0	2003
	9.182626	7.257853	-20.96%	0	2002
	10.296318	9.182626	-10.82%	0	2001
	10.000000	10.296318	2.96%	0	2000*

Dreyfus Premier Balanced Opportunity Fund: Class Z	9.895808	10.730434	8.43%	12,479	2006
	10.129301	9.895808	-2.31%	12,479	2005
	10.000000	10.129301	1.29%	12,686	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	6.115187	6.599509	7.92%	0	2006
	5.969854	6.115187	2.43%	0	2005
	5.692734	5.969854	4.87%	0	2004
	4.568222	5.692734	24.62%	0	2003
	6.533513	4.568222	-30.08%	0	2002
	8.651981	6.533513	-24.49%	0	2001
	10.000000	8.651981	-13.48%	0	2000*

Federated Bond Fund: Class F Shares	13.994456	14.661802	4.77%	0	2006
	13.874181	13.994456	0.87%	0	2005
	13.124330	13.874181	5.71%	0	2004
	11.745166	13.124330	11.74%	0	2003
	11.095068	11.745166	5.86%	0	2002
	10.443003	11.095068	6.24%	0	2001
	10.000000	10.443003	4.43%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Equity Income Fund, Inc.: Class F Shares	8.516739	10.343964	21.45%	0	2006
	8.350775	8.516739	1.99%	0	2005
	7.466501	8.350775	11.84%	0	2004
	6.085114	7.466501	22.70%	0	2003
	7.628323	6.085114	-20.23%	0	2002
	8.687845	7.628323	-12.20%	0	2001
	10.000000	8.687845	-13.12%	0	2000*

Federated High Yield Trust	12.131693	13.322965	9.82%	570	2006
	11.963306	12.131693	1.41%	570	2005
	10.825141	11.963306	10.51%	570	2004
	8.903033	10.825141	21.59%	342	2003
	8.987499	8.903033	-0.94%	342	2002
	9.253231	8.987499	-2.87%	285	2001
	10.000000	9.253231	-7.47%	0	2000*

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.877951	13.297035	3.25%	0	2006
	12.745898	12.877951	1.04%	0	2005
	12.472864	12.745898	2.19%	0	2004
	11.881316	12.472864	4.98%	316	2003
	11.019446	11.881316	7.82%	316	2002
	10.366021	11.019446	6.30%	316	2001
	10.000000	10.366021	3.66%	0	2000*

Fidelity Advisor Balanced Fund: Class A	10.606178	11.709780	10.41%	0	2006
	10.175479	10.606178	4.23%	0	2005
	9.771113	10.175479	4.14%	0	2004
	8.373255	9.771113	16.69%	336	2003
	9.273752	8.373255	-9.71%	336	2002
	9.532196	9.273752	-2.71%	0	2001
	10.000000	9.532196	-4.68%	0	2000*

Fidelity Advisor Equity Growth Fund: Class A	6.811099	7.184461	5.48%	0	2006
	6.528387	6.811099	4.33%	0	2005
	6.411841	6.528387	1.82%	0	2004
	4.903829	6.411841	30.75%	0	2003
	7.130233	4.903829	-31.22%	0	2002
	8.777454	7.130233	-18.77%	0	2001
	10.000000	8.777454	-12.23%	0	2000*

Fidelity Advisor Equity Income Fund: Class A	13.459988	15.600896	15.91%	1,121	2006
	12.774745	13.459988	5.36%	1,202	2005
	11.508820	12.774745	11.00%	1,657	2004
	9.028990	11.508820	27.47%	1,448	2003
	10.793698	9.028990	-16.35%	465	2002
	11.149623	10.793698	-3.19%	3,685	2001
	10.000000	11.149623	11.50%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Growth Opportunities Fund: Class A	8.000097	8.318606	3.98%	5	2006
	7.438626	8.000097	7.26%	5	2005
	7.016712	7.438626	6.01%	1,295	2004
	5.477554	7.016712	28.10%	1,295	2003
	7.130233	4.903829	-31.22%	0	2002
	8.468570	7.124409	-15.87%	5	2001
	10.000000	8.468570	-15.31%	0	2000*

Fidelity Advisor High Income Advantage Fund: Class T	14.089162	16.123922	14.44%	1,529	2006
	13.603495	14.089162	3.57%	1,629	2005
	11.963641	13.603495	13.71%	1,629	2004
	8.413530	11.963641	42.20%	1,629	2003
	8.855198	8.413530	-4.99%	1,629	2002
	9.052229	8.855198	-2.18%	568	2001
	10.000000	9.052229	-9.48%	0	2000*

Fidelity Advisor Overseas Fund: Class A	10.379684	12.223716	17.77%	0	2006
	9.171495	10.379684	13.17%	0	2005
	8.198219	9.171495	11.87%	0	2004
	5.738131	8.198219	42.87%	0	2003
	7.257230	5.738131	-20.93%	0	2002
	9.178695	7.257230	-20.93%	0	2001
	10.000000	9.178695	-8.21%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	13.000485	15.163521	16.64%	0	2006
	11.058825	13.000485	17.56%	0	2005
	10.000000	11.058825	10.59%	0	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	20.272971	23.352786	15.19%	3,729	2006
	18.463743	20.272971	9.80%	3,112	2005
	14.883801	18.463743	24.05%	970	2004
	11.602290	14.883801	28.28%	808	2003
	12.462737	11.602290	-6.90%	388	2002
	10.695986	12.462737	16.52%	0	2001
	10.000000	10.695986	6.96%	0	2000*

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	15.555606	18.169150	16.80%	4,225	2006
	14.286215	15.555606	8.89%	4,099	2005
	12.714485	14.286215	12.36%	3,401	2004
	10.178078	12.714485	24.92%	3,532	2003
	11.577351	10.178078	-12.09%	3,568	2002
	11.039390	11.577351	4.87%	2,662	2001
	10.000000	11.039390	10.39%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Small-Mid Cap Growth Fund: Class A	7.817479	8.321580	6.45%	5,347	2006
	7.142949	7.817479	9.44%	5,720	2005
	6.382891	7.142949	11.91%	7,364	2004
	4.682902	6.382891	36.30%	7,063	2003
	6.717266	4.682902	-30.29%	5,416	2002
	8.538418	6.717266	-21.33%	1,818	2001
	10.000000	8.538418	-14.62%	0	2000*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	12.591291	15.141040	20.25%	969	2006
	11.548018	12.591291	9.03%	331	2005
	10.000000	11.548018	15.48%	1,143	2004*

J.P. Morgan NVIT Balanced Fund: Class I	10.767521	11.965890	11.13%	0	2006
	10.606307	10.767521	1.52%	0	2005
	9.874925	10.606307	7.41%	0	2004
	8.423495	9.874925	17.23%	0	2003
	9.703355	8.423495	-13.19%	0	2002
	10.000000	9.703355	-2.97%	0	2001*

Janus Adviser Balanced Fund: I Shares	11.005967	12.028917	9.29%	816	2006
	10.325288	11.005967	6.59%	816	2005
	9.619943	10.325288	7.33%	1,338	2004
	8.523335	9.619943	12.87%	1,082	2003
	9.214753	8.523335	-7.50%	3,069	2002
	9.781997	9.214753	-5.80%	853	2001
	10.000000	9.781997	-2.18%	0	2000*

Janus Adviser International Growth Fund: I Shares	10.376333	14.857574	43.19%	0	2006
	7.956293	10.376333	30.42%	0	2005
	6.705487	7.956293	18.65%	0	2004
	5.025452	6.705487	33.43%	0	2003
	6.824901	5.025452	-26.37%	0	2002
	8.928524	6.824901	-23.56%	0	2001
	10.000000	8.928524	-10.71%	0	2000*

Janus Adviser Worldwide Fund: I Shares	6.697693	7.753676	15.77%	597	2006
	6.378083	6.697693	5.01%	724	2005
	6.151359	6.378083	3.69%	1,066	2004
	5.058464	6.151359	21.61%	3,342	2003
	6.905007	5.058464	-26.74%	3,632	2002
	8.837850	6.905007	-21.87%	6,817	2001
	10.000000	8.837850	-11.62%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Fund	5.823337	6.375807	9.49%	695	2006
	5.656853	5.823337	2.94%	1,559	2005
	5.458175	5.656853	3.64%	3,131	2004
	4.186010	5.458175	30.39%	3,124	2003
	5.837183	4.186010	-28.29%	3,587	2002
	7.979710	5.837183	-26.85%	9,497	2001
	10.000000	7.979710	-20.20%	350	2000*

Janus Twenty Fund	5.975544	6.643521	11.18%	430	2006
	5.516124	5.975544	8.33%	430	2005
	4.497276	5.516124	22.65%	430	2004
	3.625210	4.497276	24.06%	430	2003
	4.819578	3.625210	-24.78%	1,407	2002
	6.876788	4.819578	-29.92%	1,332	2001
	10.000000	6.876788	-31.23%	0	2000*

Janus Worldwide Fund	5.926457	6.917534	16.72%	815	2006
	5.655772	5.926457	4.79%	815	2005
	5.413215	5.655772	4.48%	1,196	2004
	4.401223	5.413215	22.99%	1,186	2003
	6.008929	4.401223	-26.76%	1,174	2002
	7.870581	6.008929	-23.65%	1,161	2001
	10.000000	7.870581	-21.29%	1,170	2000*

Lazard Small Cap Portfolio: Open Shares	16.382654	18.939356	15.61%	0	2006
	15.922388	16.382654	2.89%	0	2005
	13.997828	15.922388	13.75%	0	2004
	10.204224	13.997828	37.18%	0	2003
	12.542996	10.204224	-18.65%	0	2002
	10.766174	12.542996	16.50%	0	2001
	10.000000	10.766174	7.66%	0	2000*

Nationwide Bond Fund: Class D	13.921899	14.389170	3.36%	486	2006
	13.635947	13.921899	2.10%	486	2005
	13.139284	13.635947	3.78%	0	2004
	12.474999	13.139284	5.32%	0	2003
	11.532221	12.474999	8.18%	0	2002
	10.605290	11.532221	8.74%	3,754	2001
	10.000000	10.605290	6.05%	0	2000*

Nationwide Bond Index Fund: Class A	12.773686	13.120256	2.71%	0	2006
	12.665915	12.773686	0.85%	0	2005
	12.333533	12.665915	2.69%	0	2004
	2.074649	12.333533	2.14%	0	2003
	11.143130	12.074649	8.36%	0	2002
	10.505027	11.143130	6.07%	0	2001
	10.000000	10.505027	5.05%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Government Bond Fund: Class D	13.560261	13.943076	2.82%	12,135	2006
	13.326859	13.560261	1.75%	13,540	2005
	13.015503	13.326859	2.39%	14,307	2004
	12.902158	13.015503	0.88%	16,541	2003
	11.743085	12.902158	9.87%	9,005	2002
	10.983384	11.743085	6.92%	106	2001
	10.000000	10.983384	9.83%	0	2000*

Nationwide Growth Fund: Class A	11.405990	11.969771	4.94%	0	2006
	10.857260	11.405990	5.05%	0	2005
	10.173967	10.857260	6.72%	0	2004
	10.000000	10.173967	1.74%	0	2003*

Nationwide Growth Fund: Class D	5.527123	5.817362	5.25%	0	2006
	5.239452	5.527123	5.49%	0	2005
	4.895249	5.239452	7.03%	401	2004
	3.717106	4.895249	31.70%	402	2003
	5.266282	3.717106	-29.42%	420	2002
	7.366709	5.266282	-28.51%	385	2001
	10.000000	7.366709	-26.33%	376	2000*

Nationwide NMF Investor Destinations Conservative Fund: Service Class	11.406128	11.982868	5.06%	4,882	2006
	11.164072	11.406128	2.17%	5,042	2005
	10.763379	11.164072	3.72%	2,886	2004
	10.099515	10.763379	6.57%	456	2003
	10.148817	10.099515	-0.49%	0	2002
	10.037865	10.148817	1.11%	0	2001
	10.000000	10.037865	0.38%	0	2000*

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class	11.326799	12.166763	7.42%	1,866	2006
	10.958286	11.326799	3.36%	1,905	2005
	10.338882	10.958286	5.99%	3,089	2004
	9.198628	10.338882	12.40%	2,798	2003
	9.702895	9.198628	-5.20%	0	2002
	9.916791	9.702895	-2.16%	0	2001
	10.000000	9.916791	-0.83%	0	2000*

Nationwide NMF Investor Destinations Moderate Fund: Service Class	11.014371	12.146108	10.28%	7,990	2006
	10.555092	11.014371	4.35%	8,698	2005
	9.744118	10.555092	8.32%	1,915	2004
	8.222060	9.744118	18.51%	0	2003
	9.182258	8.222060	-10.46%	0	2002
	9.737921	9.182258	-5.71%	0	2001
	10.000000	9.737921	-2.62%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class	10.801263	12.237988	13.30%	4,874	2006
	10.192837	10.801263	5.97%	3,072	2005
	9.184757	10.192837	10.98%	0	2004
	7.344919	9.184757	25.05%	0	2003
	8.670785	7.344919	-15.29%	0	2002
	9.602333	8.670785	-9.70%	0	2001
	10.000000	9.602333	-3.98%	0	2000*

Nationwide NMF Investor Destinations Aggressive Fund: Class A	10.529793	12.178900	15.66%	14,105	2006
	9.862089	10.529793	6.77%	12,753	2005
	8.738009	9.862089	12.86%	593	2004
	6.702101	8.738009	30.38%	593	2003
	8.296414	6.702101	-19.22%	0	2002
	9.464066	8.296414	-12.34%	0	2001
	10.000000	9.464066	-5.36%	0	2000*

Nationwide International Index Fund: Class A	10.834729	13.476353	24.38%	0	2006
	9.640850	10.834729	12.38%	0	2005
	8.173976	9.640850	17.95%	0	2004
	6.025119	8.173976	35.66%	0	2003
	7.395028	6.025119	-18.52%	0	2002
	9.641238	7.395028	-23.30%	0	2001
	10.000000	9.641238	-3.59%	0	2000*

Nationwide Large Cap Value Fund: Class A	14.002228	16.779501	19.83%	0	2006
	13.133268	14.002228	6.21%	0	2005
	11.447441	13.133268	14.73%	0	2004
	9.031472	11.447441	26.75%	0	2003
	10.581591	9.031472	-14.65%	0	2002
	11.225619	10.581591	-5.74%	0	2001
	10.000000	11.225619	12.26%	0	2000*

Nationwide Mid Cap Market Index Fund: Class A	13.448373	14.588903	8.48%	1,333	2006
	12.147593	13.448373	10.71%	1,397	2005
	10.616164	12.147593	14.43%	0	2004
	7.979631	10.616164	33.04%	0	2003
	9.513411	7.979631	-16.12%	0	2002
	9.784268	9.513411	-2.77%	0	2001
	10.000000	9.784268	-2.16%	0	2000*

Nationwide Money Market Fund: Service Class	10.645430	11.000803	3.34%	6,958	2006
	10.483515	10.645430	1.54%	2,556	2005
	10.518273	10.483515	-0.33%	5,063	2004
	10.571320	10.518273	-0.50%	3,157	2003
	10.571887	10.571320	-0.01%	3,157	2002
	10.329212	10.571887	2.35%	1,345	2001
	10.000000	10.329212	3.29%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide® Fund: Class D	9.928878	11.190665	12.71%	337	2006
	9.341200	9.928878	6.29%	337	2005
	8.595586	9.341200	8.67%	1,023	2004
	6.831141	8.595586	25.83%	1,024	2003
	8.326343	6.831141	-17.96%	1,028	2002
	9.551940	8.326343	-12.83%	1,022	2001
	10.000000	9.551940	-4.48%	907	2000*

Nationwide S&P 500® Index Fund: Service Class	8.493984	9.683729	14.01%	5,702	2006
	8.230315	8.493984	3.20%	5,144	2005
	7.537457	8.230315	9.19%	7,873	2004
	5.957958	7.537457	26.51%	7,881	2003
	7.782744	5.957958	-23.45%	7,857	2002
	8.967537	7.782744	-13.21%	4,240	2001
	10.000000	8.967537	-10.32%	1,523	2000*

Nationwide Small Cap Fund: Class A	17.541890	22.430935	27.87%	1,070	2006
	14.462787	17.541890	21.29%	1,103	2005
	11.615796	14.462787	24.51%	301	2004
	7.927100	11.615796	46.53%	301	2003
	9.830512	7.927100	-19.36%	301	2002
	10.121315	9.830512	-2.87%	0	2001
	10.000000	10.121315	1.21%	0	2000*

Nationwide Small Cap Index Fund: Class A	12.942145	15.016419	16.03%	764	2006
	12.528667	12.942145	3.30%	467	2005
	10.746657	12.528667	16.58%	0	2004
	7.463546	10.746657	43.99%	0	2003
	9.535642	7.463546	-21.73%	0	2002
	9.474067	9.535642	0.65%	0	2001
	10.000000	9.474067	-5.26%	0	2000*

Nationwide Value Opportunities Fund: Class A	14.873368	17.352272	16.67%	613	2006
	13.924079	14.873368	6.82%	613	2005
	12.402236	13.924079	12.27%	190	2004
	9.164530	12.402236	35.33%	0	2003
	10.809732	9.164530	-15.22%	0	2002
	10.721399	10.809732	0.82%	0	2001
	10.000000	10.721399	7.21%	0	2000*

Neuberger Berman Genesis Fund: Trust Class	22.271964	23.649769	6.19%	4,278	2006
	19.343178	22.271964	15.14%	4,193	2005
	16.463490	19.343178	17.49%	3,319	2004
	12.631332	16.463490	30.34%	3,228	2003
	13.152730	12.631332	-3.96%	2,580	2002
	11.854217	13.152730	10.95%	2,923	2001
	10.000000	11.854217	18.54%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Guardian Fund: Trust Class	10.983491	12.321951	12.19%	461	2006
	10.247858	10.983491	7.18%	461	2005
	8.928568	10.247858	14.78%	461	2004
	6.680076	8.928568	33.66%	461	2003
	9.106881	6.680076	-26.65%	461	2002
	9.380155	9.106881	-2.91%	0	2001
	10.000000	9.380155	-6.20%	0	2000*

Neuberger Berman Partners Fund: Trust Class	13.348855	14.939103	11.91%	2,482	2006
	11.445151	13.348855	16.63%	3,263	2005
	9.713140	11.445151	17.83%	0	2004
	7.232089	9.713140	34.31%	0	2003
	9.728247	7.232089	-25.66%	0	2002
	10.156786	9.728247	-4.22%	0	2001
	10.000000	10.156786	1.57%	0	2000*

Neuberger Berman Socially Responsive Fund: Trust Class	12.030598	13.603724	13.08%	1,026	2006
	11.309172	12.030598	6.38%	0	2005
	10.000000	11.309172	13.09%	0	2004*

Oppenheimer Capital Appreciation Fund: Class A	8.040300	8.557441	6.43%	4,165	2006
	7.757038	8.040300	3.65%	4,243	2005
	7.360153	7.757038	5.39%	5,188	2004
	5.742842	7.360153	28.16%	4,600	2003
	7.866515	5.742842	-27.00%	3,263	2002*

Oppenheimer Champion Income Fund: Class A	12.351676	13.352769	8.10%	0	2006
	12.153275	12.351676	1.63%	0	2005
	11.240819	12.153275	8.12%	0	2004
	10.000000	11.240819	12.41%	0	2003*

Oppenheimer Global Fund: Class A	11.972137	13.912610	16.21%	4,503	2006
	10.623258	11.972137	12.70%	4,534	2005
	9.042225	10.623258	17.48%	5,960	2004
	6.383684	9.042225	41.65%	5,908	2003
	8.314786	6.383684	-23.22%	4,982	2002
	9.522815	8.314786	-12.69%	2,520	2001
	10.000000	9.522815	-4.77%	0	2000*

Oppenheimer Strategic Income Fund: Class A	14.236943	15.177460	6.61%	0	2006
	13.806630	14.236943	3.12%	0	2005
	12.722611	13.806630	8.52%	0	2004
	10.745693	12.722611	18.40%	0	2003
	10.158799	10.745693	5.78%	0	2002
	9.908466	10.158799	2.53%	0	2001
	10.000000	9.908466	-0.92%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	13.058173	15.177298	16.23%	5,227	2006
	11.565122	13.058173	12.91%	3,699	2005
	10.000000	11.565122	15.65%	124	2004*

PIMCO Total Return Fund: Class A	13.345162	13.675341	2.47%	1,966	2006
	13.164138	13.345162	1.38%	2,030	2005
	12.707311	13.164138	3.59%	0	2004
	12.217012	12.707311	4.01%	1,018	2003
	11.255131	12.217012	8.55%	1,054	2002
	10.433622	11.255131	7.87%	0	2001
	10.000000	10.433622	4.34%	0	2000*

Putnam International Equity Fund: Class A	16.264395	20.649091	26.96%	0	2006
	14.593076	16.264395	11.45%	0	2005
	12.681679	14.593076	15.07%	0	2004
	10.000000	12.681679	26.82%	0	2003*

Putnam Voyager Fund: Class A	12.750418	13.283425	4.18%	0	2006
	12.207776	12.750418	4.45%	0	2005
	11.766849	12.207776	3.75%	0	2004
	10.000000	11.766849	17.67%	0	2003*

Templeton Foreign Fund: Class A	14.294043	16.972032	18.74%	266	2006
	13.050342	14.294043	9.53%	266	2005
	11.157961	13.050342	16.96%	266	2004
	8.635471	11.157961	29.21%	1,353	2003
	9.548082	8.635471	-9.56%	1,367	2002
	10.474943	9.548082	-8.85%	224	2001
	10.000000	10.474943	4.75%	0	2000*

Van Kampen Growth and Income Fund: Class A	15.239740	17.503134	14.85%	2,101	2006
	14.009859	15.239740	8.78%	1,845	2005
	12.419966	14.009859	12.80%	422	2004
	10.000000	12.419966	24.20%	422	2003*

Van Kampen Mid Cap Growth Fund: Class A	17.151896	18.509903	7.92%	0	2006
	14.730678	17.151896	16.44%	0	2005
	12.294324	14.730678	19.82%	0	2004
	10.000000	12.294324	22.94%	0	2003*

Van Kampen Real Estate Securities Fund: Class A	19.937996	27.130568	36.07%	4,439	2006
	17.271608	19.937996	15.44%	4,270	2005
	12.764596	17.271608	35.31%	0	2004
	10.000000	12.764596	27.65%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Waddell & Reed Advisors Small Cap Fund: Class A	15.259596	16.038696	5.11%	0	2006
	13.716373	15.259596	11.25%	0	2005
	12.232760	13.716373	12.13%	0	2004
	10.000000	12.232760	22.33%	0	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	12.387766	14.142147	14.16%	4,498	2006
	11.171109	12.387766	10.89%	4,569	2005
	10.261981	11.171109	8.86%	3,248	2004
	7.473439	10.261981	37.31%	3,112	2003
	9.350053	7.473439	-20.07%	1,995	2002
	9.608591	9.350053	-2.69%	1,460	2001
	10.000000	9.608591	-3.91%	0	2000*

Wells Fargo Advantage Growth Fund: Investor Class	11.936433	12.730695	6.65%	0	2006
	11.061877	11.936433	7.91%	0	2005
	9.926305	11.061877	11.44%	0	2004
	10.000000	9.926305	-0.74%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	6.896683	7.878587	14.24%	0	2006
	7.094795	6.896683	-2.79%	0	2005
	6.582011	7.094795	7.79%	0	2004
	5.342558	6.582011	23.20%	0	2003
	6.903797	5.342558	-22.61%	0	2002
	8.724479	6.903797	-20.87%	0	2001
	10.000000	8.724479	-12.76%	0	2000*

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	11.121052	12.527778	12.65%	0	2006
	10.000000	11.121052	11.21%	0	2005*

Additional Contract Options Elected (Total 1.05%)
(Variable account charges of 1.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	10.277566	11.254727	9.51%	0	2006
	10.000000	10.277566	2.78%	143	2005*

AIM Dynamics Fund: Investor Class	6.267736	7.227275	15.31%	6,181	2006
	5.739232	6.267736	9.21%	7,204	2005
	5.181446	5.739232	10.77%	8,169	2004
	3.786927	5.181446	36.82%	9,115	2003
	5.719278	3.786927	-33.79%	9,700	2002
	8.613210	5.719278	-33.60%	8,932	2001
	10.000000	8.613210	-13.87%	5,671	2000*

AIM Small Cap Growth Fund: Investor Class	10.000000	10.216901	2.17%	1,459	2006

American Century Growth: Investor Class	6.536784	6.982154	6.81%	5,965	2006
	6.300949	6.536784	3.74%	6,038	2005
	5.793806	6.300949	8.75%	6,670	2004
	4.706361	5.793806	23.11%	7,227	2003
	6.438630	4.706361	-26.90%	7,314	2002
	8.001020	6.438630	-19.53%	7,363	2001
	10.000000	8.001020	-19.99%	5,065	2000*

American Century Income & Growth: Advisor Class	9.485470	10.969077	15.64%	7,273	2006
	9.170471	9.485470	3.43%	8,694	2005
	8.222432	9.170471	11.53%	8,931	2004
	6.425106	8.222432	27.97%	9,344	2003
	8.076413	6.425106	-20.45%	9,618	2002
	8.933871	8.076413	-9.60%	9,832	2001
	10.000000	8.933871	-10.66%	5,861	2000*

American Century International Growth: Advisor Class	7.892205	9.739472	23.41%	0	2006
	7.054430	7.892205	11.88%	0	2005
	6.197216	7.054430	13.83%	0	2004
	5.005932	6.197216	23.80%	488	2003
	6.282810	5.005932	-20.32%	267	2002
	8.698148	6.282810	-27.77%	308	2001
	10.000000	8.698148	-13.02%	286	2000*

American Century Short Term Government: Investor Class	11.694564	12.035631	2.92%	0	2006
	11.624911	11.694564	0.60%	0	2005
	11.671338	11.624911	-0.40%	0	2004
	11.665108	11.671338	0.05%	0	2003
	11.202246	11.665108	4.13%	0	2002
	10.566125	11.202246	6.02%	0	2001
	10.000000	10.566125	5.66%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Ultra: Investor Class	7.089452	6.784866	-4.30%	1,962	2006
	7.015895	7.089452	1.05%	3,112	2005
	6.405328	7.015895	9.53%	3,612	2004
	5.144560	6.405328	24.51%	4,069	2003
	6.765100	5.144560	-23.95%	4,637	2002
	8.007525	6.765100	-15.52%	4,697	2001
	10.000000	8.007525	-19.92%	8,672	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	12.611213	15.582006	23.56%	246	2006
	11.281113	12.611213	11.79%	273	2005
	10.000000	11.281113	12.81%	284	2004*

Dreyfus Appreciation Fund, Inc.	9.269991	10.664579	15.04%	0	2006
	8.995692	9.269991	3.05%	0	2005
	8.611446	8.995692	4.46%	0	2004
	7.228960	8.611446	19.12%	0	2003
	8.817390	7.228960	-18.01%	0	2002
	9.984808	8.817390	-11.69%	0	2001
	10.000000	9.984808	-0.15%	215	2000*

Dreyfus Emerging Leaders Fund	12.215343	12.941806	5.95%	0	2006
	11.307341	12.215343	8.03%	0	2005
	10.003719	11.307341	13.03%	0	2004
	7.248067	10.003719	38.02%	0	2003
	9.174880	7.248067	-21.00%	0	2002
	10.292876	9.174880	-10.86%	0	2001
	10.000000	10.292876	2.93%	0	2000*

Dreyfus Premier Balanced Opportunity Fund: Class Z	9.890654	10.719452	8.38%	4,824	2006
	10.129106	9.890654	-2.35%	4,798	2005
	10.000000	10.129106	1.29%	4,959	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	6.097687	6.577310	7.87%	0	2006
	5.955767	6.097687	2.38%	0	2005
	5.682176	5.955767	4.81%	0	2004
	4.562056	5.682176	24.55%	0	2003
	6.528011	4.562056	-30.12%	0	2002
	8.649094	6.528011	-24.52%	0	2001
	10.000000	8.649094	-13.51%	0	2000*

Federated Bond Fund: Class F Shares	13.954491	14.612568	4.72%	1,357	2006
	13.841531	13.954491	0.82%	1,542	2005
	13.100051	13.841531	5.66%	1,699	2004
	11.729359	13.100051	11.69%	2,105	2003
	11.085747	11.729359	5.81%	2,386	2002
	10.439527	11.085747	6.19%	2,581	2001
	10.000000	10.439527	4.40%	6,517	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Equity Income Fund, Inc.: Class F Shares	8.494193	10.311388	21.39%	0	2006
	8.332868	8.494193	1.94%	0	2005
	7.454257	8.332868	11.79%	0	2004
	6.078207	7.454257	22.64%	0	2003
	7.623520	6.078207	-20.27%	0	2002
	8.686789	7.623520	-12.24%	0	2001
	10.000000	8.686789	-13.13%	0	2000*

Federated High Yield Trust	12.096979	13.278150	9.76%	69	2006
	11.935085	12.096979	1.36%	69	2005
	10.805062	11.935085	10.46%	69	2004
	8.891010	10.805062	21.53%	69	2003
	8.979897	8.891010	-0.99%	0	2002
	9.250103	8.979897	-2.92%	0	2001
	10.000000	9.250103	-7.50%	3,659	2000*

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.843825	13.255117	3.20%	0	2006
	12.718528	12.843825	0.99%	0	2005
	12.452370	12.718528	2.14%	0	2004
	11.867790	12.452370	4.93%	0	2003
	11.012464	11.867790	7.77%	0	2002
	10.364717	11.012464	6.25%	0	2001
	10.000000	10.364717	3.65%	0	2000*

Fidelity Advisor Balanced Fund: Class A	10.575865	11.670441	10.35%	717	2006
	10.151504	10.575865	4.18%	717	2005
	9.753008	10.151504	4.09%	717	2004
	8.361967	9.753008	16.64%	717	2003
	9.265944	8.361967	-9.76%	717	2002
	9.529012	9.265944	-2.76%	717	2001
	10.000000	9.529012	-4.71%	0	2000*

Fidelity Advisor Equity Growth Fund: Class A	6.793091	7.161859	5.43%	0	2006
	6.514398	6.793091	4.28%	0	2005
	6.401327	6.514398	1.77%	0	2004
	4.898263	6.401327	30.69%	0	2003
	7.125734	4.898263	-31.26%	0	2002
	8.776389	7.125734	-18.81%	0	2001
	10.000000	8.776389	-12.24%	0	2000*

Fidelity Advisor Equity Income Fund: Class A	13.421515	15.548473	15.85%	2,572	2006
	12.744652	13.421515	5.31%	2,572	2005
	11.487512	12.744652	10.94%	2,572	2004
	9.016823	11.487512	27.40%	2,572	2003
	10.784613	9.016823	-16.39%	2,572	2002
	11.145903	10.784613	-3.24%	2,572	2001
	10.000000	11.145903	11.46%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Growth Opportunities Fund: Class A	7.977227	8.290641	3.93%	0	2006
	7.421095	7.977227	7.21%	0	2005
	7.003720	7.421095	5.96%	0	2004
	5.470171	7.003720	28.03%	0	2003
	7.118405	5.470171	-23.15%	0	2002
	8.465746	7.118405	-15.92%	0	2001
	10.000000	8.465746	-15.34%	0	2000*

Fidelity Advisor High Income Advantage Fund: Class T	14.048910	16.069759	14.38%	176	2006
	13.571457	14.048910	3.52%	0	2005
	11.941487	13.571457	13.65%	0	2004
	8.402185	11.941487	42.12%	0	2003
	8.847725	8.402185	-5.04%	0	2002
	9.049202	8.847725	-2.23%	0	2001
	10.000000	9.049202	-9.51%	0	2000*

Fidelity Advisor Overseas Fund: Class A	10.352190	12.185193	17.71%	0	2006
	9.151809	10.352190	13.12%	0	2005
	8.184759	9.151809	11.82%	0	2004
	5.731605	8.184759	42.80%	0	2003
	7.252663	5.731605	-20.97%	0	2002
	9.177583	7.252663	-20.97%	0	2001
	10.000000	9.177583	-8.22%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	12.989613	15.143205	16.58%	0	2006
	11.055128	12.989613	17.50%	0	2005
	10.000000	11.055128	10.55%	0	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	20.219417	23.279370	15.13%	140	2006
	18.424223	20.219417	9.74%	81	2005
	14.859440	18.424223	23.99%	0	2004
	11.589150	14.859440	28.22%	0	2003
	12.454898	11.589150	-6.95%	0	2002
	10.694690	12.454898	16.46%	0	2001
	10.000000	10.694690	6.95%	0	2000*

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	15.511173	18.108123	16.74%	567	2006
	14.252577	15.511173	8.83%	669	2005
	12.690948	14.252577	12.31%	567	2004
	10.164357	12.690948	24.86%	567	2003
	11.567591	10.164357	-12.13%	567	2002
	11.035704	11.567591	4.82%	567	2001
	10.000000	11.035704	10.36%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Small-Mid Cap Growth Fund: Class A	7.795148	8.293626	6.39%	7,039	2006
	7.126129	7.795148	9.39%	7,585	2005
	6.371079	7.126129	11.85%	7,910	2004
	4.676591	6.371079	36.23%	8,195	2003
	6.711607	4.676591	-30.32%	8,492	2002
	8.535571	6.711607	-21.37%	8,446	2001
	10.000000	8.535571	-14.64%	3,575	2000*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	12.580758	15.120763	20.19%	395	2006
	11.544159	12.580758	8.98%	127	2005
	10.000000	11.544159	15.44%	0	2004*

J.P. Morgan NVIT Balanced Fund: Class I	10.743548	11.933232	11.07%	0	2006
	10.588024	10.743548	1.47%	0	2005
	9.862880	10.588024	7.35%	0	2004
	8.417472	9.862880	17.17%	0	2003
	9.701309	8.417472	-13.23%	0	2002
	10.000000	9.701309	-2.99%	0	2001*

Janus Adviser Balanced Fund: I Shares	10.976832	11.991044	9.24%	0	2006
	10.303143	10.976832	6.54%	285	2005
	9.604169	10.303143	7.28%	0	2004
	8.513662	9.604169	12.81%	0	2003
	9.208959	8.513662	-7.55%	0	2002
	9.780807	9.208959	-5.85%	0	2001
	10.000000	9.780807	-2.19%	0	2000*

Janus Adviser International Growth Fund: I Shares	10.348880	14.810806	43.12%	0	2006
	7.939229	10.348880	30.35%	0	2005
	6.694476	7.939229	18.59%	0	2004
	5.019740	6.694476	33.36%	0	2003
	6.820590	5.019740	-26.40%	991	2002
	8.927438	6.820590	-23.60%	991	2001
	10.000000	8.927438	-10.73%	0	2000*

Janus Adviser Worldwide Fund: I Shares	6.679989	7.729285	15.71%	0	2006
	6.364430	6.679989	4.96%	0	2005
	6.141286	6.364430	3.63%	1,935	2004
	5.052724	6.141286	21.54%	8,824	2003
	6.900653	5.052724	-26.78%	9,263	2002
	8.836769	6.900653	-21.91%	9,002	2001
	10.000000	8.836769	-11.63%	6,705	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Fund	5.806679	6.354363	9.43%	5,425	2006
	5.643519	5.806679	2.89%	5,506	2005
	5.448056	5.643519	3.59%	5,597	2004
	4.180365	5.448056	30.32%	5,518	2003
	5.832264	4.180365	-28.32%	5,469	2002
	7.977044	5.832264	-26.89%	5,440	2001
	10.000000	7.977044	-20.23%	5,132	2000*

Janus Twenty Fund	5.958447	6.621168	11.12%	4,721	2006
	5.503125	5.958447	8.27%	6,723	2005
	4.488946	5.503125	22.59%	17,268	2004
	3.620325	4.488946	23.99%	18,375	2003
	4.815508	3.620325	-24.82%	18,424	2002
	6.874485	4.815508	-29.95%	19,971	2001
	10.000000	6.874485	-31.26%	22,701	2000*

Janus Worldwide Fund	5.909526	6.894303	16.66%	0	2006
	5.642456	5.909526	4.73%	1,229	2005
	5.403198	5.642456	4.43%	1,229	2004
	4.395283	5.403198	22.93%	1,229	2003
	6.003866	4.395283	-26.79%	1,229	2002
	7.867957	6.003866	-23.69%	1,229	2001
	10.000000	7.867957	-21.32%	3,278	2000*

Lazard Small Cap Portfolio: Open Shares	16.335819	18.875694	15.55%	0	2006
	15.884866	16.335819	2.84%	0	2005
	13.971904	15.884866	13.69%	0	2004
	10.190458	13.971904	37.11%	0	2003
	12.532425	10.190458	-18.69%	0	2002
	10.762567	12.532425	16.44%	0	2001
	10.000000	10.762567	7.63%	0	2000*

Nationwide Bond Fund: Class D	13.882062	14.340770	3.30%	1,090	2006
	13.603781	13.882062	2.05%	4,002	2005
	13.114913	13.603781	3.73%	4,487	2004
	12.458153	13.114913	5.27%	4,977	2003
	11.522467	12.458153	8.12%	4,977	2002
	10.601704	11.522467	8.69%	5,187	2001
	10.000000	10.601704	6.02%	0	2000*

Nationwide Bond Index Fund: Class A	12.739849	13.078908	2.66%	0	2006
	12.638729	12.739849	0.80%	0	2005
	12.313280	12.638729	2.64%	0	2004
	12.060911	12.313280	2.09%	0	2003
	11.136073	12.060911	8.30%	0	2002
	10.503710	11.136073	6.02%	0	2001
	10.000000	10.503710	5.04%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Government Bond Fund: Class D	13.521513	13.896231	2.77%	306	2006
	13.295487	13.521513	1.70%	306	2005
	12.991429	13.295487	2.34%	306	2004
	12.884801	12.991429	0.83%	306	2003
	11.733209	12.884801	9.81%	306	2002
	10.979716	11.733209	6.86%	306	2001
	10.000000	10.979716	9.80%	0	2000*

Nationwide Growth Fund: Class A	11.394307	11.951472	4.89%	0	2006
	10.851597	11.394307	5.00%	0	2005
	10.173797	10.851597	6.66%	0	2004
	10.000000	10.173797	1.74%	0	2003*

Nationwide Growth Fund: Class D	5.511317	5.797801	5.20%	0	2006
	5.227100	5.511317	5.44%	0	2005
	4.886171	5.227100	6.98%	0	2004
	3.712085	4.886171	31.63%	0	2003
	5.261839	3.712085	-29.45%	0	2002
	7.364239	5.261839	-28.55%	0	2001
	10.000000	7.364239	-26.36%	0	2000*

Nationwide NMF Investor Destinations Conservative Fund: Service Class	11.375969	11.945160	5.00%	0	2006
	11.140150	11.375969	2.12%	0	2005
	10.745737	11.140150	3.67%	0	2004
	10.088065	10.745737	6.52%	0	2003
	10.142431	10.088065	-0.54%	0	2002
	10.036643	10.142431	1.05%	0	2001
	10.000000	10.036643	0.37%	0	2000*

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class	11.296827	12.128458	7.36%	0	2006
	10.934793	11.296827	3.31%	0	2005
	10.321941	10.934793	5.94%	0	2004
	9.188191	10.321941	12.34%	0	2003
	9.696789	9.188191	-5.25%	0	2002
	9.915587	9.696789	-2.21%	0	2001
	10.000000	9.915587	-0.84%	0	2000*

Nationwide NMF Investor Destinations Moderate Fund: Service Class	10.985223	12.107865	10.22%	0	2006
	10.532464	10.985223	4.30%	0	2005
	9.728134	10.532464	8.27%	0	2004
	8.212724	9.728134	18.45%	0	2003
	9.176479	8.212724	-10.50%	0	2002
	9.736741	9.176479	-5.75%	0	2001
	10.000000	9.736741	-2.63%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class	10.772708	12.199480	13.24%	0	2006
	10.171004	10.772708	5.92%	0	2005
	9.169717	10.171004	10.92%	0	2004
	7.336583	9.169717	24.99%	0	2003
	8.665321	7.336583	-15.33%	0	2002
	9.601166	8.665321	-9.75%	0	2001
	10.000000	9.601166	-3.99%	0	2000*

Nationwide NMF Investor Destinations Aggressive Fund: Class A	10.501959	12.140583	15.60%	0	2006
	9.840974	10.501959	6.72%	0	2005
	8.723704	9.840974	12.81%	0	2004
	6.694499	8.723704	30.31%	0	2003
	8.291195	6.694499	-19.26%	0	2002
	9.462918	8.291195	-12.38%	0	2001
	10.000000	9.462918	-5.37%	0	2000*

Nationwide International Index Fund: Class A	10.806039	13.433908	24.32%	0	2006
	9.620168	10.806039	12.33%	0	2005
	8.160556	9.620168	17.89%	0	2004
	6.018267	8.160556	35.60%	0	2003
	7.390362	6.018267	-18.57%	0	2002
	9.640060	7.390362	-23.34%	0	2001
	10.000000	9.640060	-3.60%	0	2000*

Nationwide Large Cap Value Fund: Class A	13.962245	16.723170	19.77%	0	2006
	13.102359	13.962245	6.15%	135	2005
	11.426267	13.102359	14.67%	0	2004
	9.019317	11.426267	26.69%	0	2003
	10.572690	9.019317	-14.69%	0	2002
	11.221879	10.572690	-5.79%	0	2001
	10.000000	11.221879	12.22%	0	2000*

Nationwide Mid Cap Market Index Fund: Class A	13.412754	14.542935	8.43%	0	2006
	12.121517	13.412754	10.65%	0	2005
	10.598728	12.121517	14.37%	0	2004
	7.970556	10.598728	32.97%	0	2003
	9.507409	7.970556	-16.16%	0	2002
	9.783074	9.507409	-2.82%	0	2001
	10.000000	7.487409	-25.13%	0	2000*

Nationwide Money Market Fund: Service Class	10.614965	10.963794	3.29%	2,364	2006
	10.458785	10.614965	1.49%	7,143	2005
	10.498762	10.458785	-0.38%	6,966	2004
	10.557043	10.498762	-0.55%	7,049	2003
	10.562945	10.557043	-0.06%	7,677	2002
	10.325720	10.562945	2.30%	8,045	2001
	10.000000	10.325720	3.26%	1,022	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide® Fund: Class D	9.900519	11.153090	12.65%	0	2006
	9.319203	9.900519	6.24%	0	2005
	8.579682	9.319203	8.62%	0	2004
	6.821925	8.579682	25.77%	0	2003
	8.319321	6.821925	-18.00%	0	2002
	9.548753	8.319321	-12.88%	0	2001
	10.000000	9.548753	-4.51%	0	2000*

Nationwide S&P 500® Index Fund: Service Class	8.469716	9.651202	13.95%	2,857	2006
	8.210927	8.469716	3.15%	2,994	2005
	7.523503	8.210927	9.14%	3,163	2004
	5.949936	7.523503	26.45%	3,345	2003
	7.776194	5.949936	-23.49%	3,458	2002
	8.964557	7.776194	-13.26%	3,721	2001
	10.000000	8.964557	-10.35%	5,661	2000*

Nationwide Small Cap Fund: Class A	17.491759	22.355573	27.81%	146	2006
	14.428715	17.491759	21.23%	0	2005
	11.594283	14.428715	24.45%	0	2004
	7.916414	11.594283	46.46%	0	2003
	9.822230	7.916414	-19.40%	0	2002
	10.117935	9.822230	-2.92%	0	2001
	10.000000	10.117935	1.18%	0	2000*

Nationwide Small Cap Index Fund: Class A	12.907917	14.969150	15.97%	0	2006
	12.501831	12.907917	3.25%	0	2005
	10.729049	12.501831	16.52%	0	2004
	7.455079	10.729049	43.92%	0	2003
	9.529634	7.455079	-21.77%	0	2002
	9.472916	9.529634	0.60%	0	2001
	10.000000	9.472916	-5.27%	0	2000*

Nationwide Value Opportunities Fund: Class A	14.834022	17.297645	16.61%	0	2006
	13.894240	14.834022	6.76%	0	2005
	12.381902	13.894240	12.21%	0	2004
	9.154128	12.381902	35.26%	0	2003
	10.802937	9.154128	-15.26%	0	2002
	10.720097	10.802937	0.77%	0	2001
	10.000000	10.720097	7.20%	0	2000*

Neuberger Berman Genesis Fund: Trust Class	22.208356	23.570347	6.13%	800	2006
	19.297635	22.208356	15.08%	577	2005
	16.433031	19.297635	17.43%	565	2004
	12.614331	16.433031	30.27%	89	2003
	13.141668	12.614331	-4.01%	89	2002
	11.850261	13.141668	10.90%	0	2001
	10.000000	11.850261	18.50%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Guardian Fund: Trust Class	10.952133	12.280592	12.13%	0	2006
	10.223744	10.952133	7.12%	0	2005
	8.912052	10.223744	14.72%	0	2004
	6.671082	8.912052	33.59%	0	2003
	9.099219	6.671082	-26.69%	0	2002
	9.377026	9.099219	-2.96%	0	2001
	10.000000	9.377026	-6.23%	0	2000*

Neuberger Berman Partners Fund: Trust Class	13.310683	14.888876	11.86%	2,113	2006
	11.418167	13.310683	16.57%	153	2005
	9.695138	11.418167	17.77%	0	2004
	7.222334	9.695138	34.24%	0	2003
	9.720047	7.222334	-25.70%	0	2002
	10.153405	9.720047	-4.27%	0	2001
	10.000000	10.153405	1.53%	0	2000*

Neuberger Berman Socially Responsive Fund: Trust Class	12.020528	13.585494	13.02%	0	2006
	11.305388	12.020528	6.33%	0	2005
	10.000000	11.305388	13.05%	0	2004*

Oppenheimer Capital Appreciation Fund: Class A	8.019013	8.530484	6.38%	762	2006
	7.740393	8.019013	3.60%	762	2005
	7.348074	7.740393	5.34%	762	2004
	5.736313	7.348074	28.10%	762	2003
	7.861558	5.736313	-27.03%	762	2002
	9.100849	7.861558	-13.62%	762	2001
	10.000000	9.100849	-8.99%	0	2000*

Oppenheimer Champion Income Fund: Class A	12.335036	13.328068	8.05%	0	2006
	12.143017	12.335036	1.58%	0	2005
	11.237006	12.143017	8.06%	0	2004
	10.000000	11.237006	12.37%	0	2003*

Oppenheimer Global Fund: Class A	11.937928	13.865870	16.15%	4,006	2006
	10.598230	11.937928	12.64%	5,315	2005
	9.025481	10.598230	17.43%	5,481	2004
	6.375066	9.025481	41.57%	8,539	2003
	8.307775	6.375066	-23.26%	9,256	2002
	9.519639	8.307775	-12.73%	9,342	2001
	10.000000	9.519639	-4.80%	10,228	2000*

Oppenheimer Strategic Income Fund: Class A	14.199278	15.129683	6.55%	524	2006
	13.777043	14.199278	3.06%	170	2005
	12.701763	13.777043	8.47%	170	2004
	10.733506	12.701763	18.34%	170	2003
	10.152406	10.733506	5.72%	0	2002
	9.907262	10.152406	2.47%	0	2001
	10.000000	9.907262	-0.93%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	13.047244	15.156963	16.17%	4,625	2006
	11.561258	13.047244	12.85%	4,375	2005
	10.000000	11.561258	15.61%	5,181	2004*

PIMCO Total Return Fund: Class A	13.309808	13.632242	2.42%	0	2006
	13.135879	13.309808	1.32%	0	2005
	12.686438	13.135879	3.54%	0	2004
	12.203108	12.686438	3.96%	0	2003
	11.248004	12.203108	8.49%	0	2002
	10.432313	11.248004	7.82%	0	2001
	10.000000	10.432313	4.32%	0	2000*

Putnam International Equity Fund: Class A	16.242533	20.610945	26.89%	0	2006
	14.580799	16.242533	11.40%	0	2005
	12.677404	14.580799	15.01%	0	2004
	10.000000	12.677404	26.77%	0	2003*

Putnam Voyager Fund: Class A	12.733278	13.258883	4.13%	0	2006
	12.197503	12.733278	4.39%	0	2005
	11.762886	12.197503	3.69%	0	2004
	10.000000	11.762886	17.63%	0	2003*

Templeton Foreign Fund: Class A	14.253187	16.914998	18.68%	333	2006
	13.019599	14.253187	9.47%	333	2005
	11.137299	13.019599	16.90%	333	2004
	8.623830	11.137299	29.15%	333	2003
	9.540038	8.623830	-9.60%	333	2002
	10.471444	9.540038	-8.89%	333	2001
	10.000000	10.471444	4.71%	3,509	2000*

Van Kampen Growth and Income Fund: Class A	15.219234	17.470781	14.79%	492	2006
	13.998056	15.219234	8.72%	0	2005
	12.415777	13.998056	12.74%	0	2004
	10.000000	12.415777	24.16%	0	2003*

Van Kampen Mid Cap Growth Fund: Class A	17.128830	18.475691	7.86%	374	2006
	14.718282	17.128830	16.38%	102	2005
	12.290179	14.718282	19.76%	0	2004
	10.000000	12.290179	22.90%	0	2003*

Van Kampen Real Estate Securities Fund: Class A	19.911195	27.080463	36.01%	125	2006
	17.257076	19.911195	15.38%	0	2005
	12.760283	17.257076	35.24%	0	2004
	10.000000	12.760283	27.60%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Waddell & Reed Advisors Small Cap Fund: Class A	15.239054	16.009029	5.05%	0	2006
	13.704810	15.239054	11.19%	0	2005
	12.228632	13.704810	12.07%	0	2004
	10.000000	12.228632	22.29%	0	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	12.352368	14.094628	14.10%	1,146	2006
	11.144797	12.352368	10.84%	1,098	2005
	10.242992	11.144797	8.80%	1,290	2004
	7.463365	10.242992	37.24%	1,468	2003
	9.342168	7.463365	-20.11%	1,661	2002
	9.605376	9.342168	-2.74%	1,017	2001
	10.000000	9.605376	-3.95%	1,260	2000*

Wells Fargo Advantage Growth Fund: Investor Class	11.923438	12.710432	6.60%	0	2006
	11.055401	11.923438	7.85%	0	2005
	9.925506	11.055401	11.38%	0	2004
	10.000000	9.925506	-0.74%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	6.878431	7.853778	14.18%	0	2006
	7.079584	6.878431	-2.84%	0	2005
	6.571219	7.079584	7.74%	0	2004
	5.336495	6.571219	23.14%	0	2003
	6.899448	5.336495	-22.65%	0	2002
	8.723419	6.899448	-20.91%	0	2001
	10.000000	8.723419	-12.77%	0	2000*

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	11.116963	12.516863	12.59%	0	2006
	10.000000	11.116963	11.17%	0	2005*

Additional Contract Options Elected (Total 1.10%)
(Variable account charges of 1.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	10.275174	11.246436	9.45%	758	2006
	10.000000	10.275174	2.75%	758	2005*

AIM Dynamics Fund: Investor Class	6.249784	7.202945	15.25%	68,589	2006
	5.725682	6.249784	9.15%	83,742	2005
	5.171820	5.725682	10.71%	32,907	2004
	3.781806	5.171820	36.76%	27,610	2003
	5.714443	3.781806	-33.82%	26,430	2002
	8.610328	5.714443	-33.63%	23,425	2001
	10.000000	8.610328	-13.90%	4,262	2000*

AIM Small Cap Growth Fund: Investor Class	10.000000	10.213137	2.13%	1,775	2006

American Century Growth: Investor Class	6.518099	6.958686	6.76%	9,247	2006
	6.286107	6.518099	3.69%	9,574	2005
	5.783077	6.286107	8.70%	239	2004
	4.700012	5.783077	23.04%	1,709	2003
	6.433204	4.700012	-26.94%	2,909	2002
	7.998345	6.433204	-19.57%	1,333	2001
	10.000000	7.998345	-20.02%	0	2000*

American Century Income & Growth: Advisor Class	9.458351	10.932208	15.58%	22,065	2006
	9.148855	9.458351	3.38%	23,397	2005
	8.207203	9.148855	11.47%	17,519	2004
	6.416443	8.207203	27.91%	8,002	2003
	8.069609	6.416443	-20.49%	7,670	2002
	8.930891	8.069609	-9.64%	7,789	2001
	10.000000	8.930891	-10.69%	2,181	2000*

American Century International Growth: Advisor Class	7.869609	9.706706	23.34%	2,123	2006
	7.037788	7.869609	11.82%	3,746	2005
	6.185724	7.037788	13.77%	4,035	2004
	4.999175	6.185724	23.73%	3,992	2003
	6.277510	4.999175	-20.36%	3,594	2002
	8.695243	6.277510	-27.81%	2,708	2001
	10.000000	8.695243	-13.05%	0	2000*

American Century Short Term Government: Investor Class	11.661137	11.995184	2.86%	1,579	2006
	11.597523	11.661137	0.55%	1,525	2005
	11.649721	11.597523	-0.45%	1,929	2004
	11.649401	11.649721	0.00%	1,737	2003
	11.192809	11.649401	4.08%	834	2002
	10.562593	11.192809	5.97%	221	2001
	10.000000	10.562593	5.63%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Ultra: Investor Class	7.069161	6.762030	-4.34%	33,038	2006
	6.999332	7.069161	1.00%	42,769	2005
	6.393434	6.999332	9.48%	46,082	2004
	5.137604	6.393434	24.44%	35,396	2003
	6.759388	5.137604	-23.99%	17,766	2002
	8.004847	6.759388	-15.56%	16,158	2001
	10.000000	8.004847	-19.95%	5,084	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	12.600633	15.561102	23.49%	16,316	2006
	11.277333	12.600633	11.73%	802	2005
	10.000000	11.277333	12.77%	169	2004*

Dreyfus Appreciation Fund, Inc.	9.243482	10.628718	14.99%	11,951	2006
	8.974482	9.243482	3.00%	33,648	2005
	8.595481	8.974482	4.41%	16,127	2004
	7.219199	8.595481	19.06%	11,344	2003
	8.809960	7.219199	-18.06%	2,334	2002
	9.981474	8.809960	-11.74%	4,619	2001
	10.000000	9.981474	-0.19%	1,486	2000*

Dreyfus Emerging Leaders Fund	12.180408	12.898291	5.89%	0	2006
	11.280690	12.180408	7.98%	0	2005
	9.985183	11.280690	12.97%	0	2004
	7.238285	9.985183	37.95%	0	2003
	9.167143	7.238285	-21.04%	0	2002
	10.289434	9.167143	-10.91%	0	2001
	10.000000	10.289434	2.89%	0	2000*

Dreyfus Premier Balanced Opportunity Fund: Class Z	9.885470	10.708431	8.32%	3,936	2006
	10.128911	9.885470	-2.40%	8,376	2005
	10.000000	10.128911	1.29%	14,979	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	6.080264	6.555210	7.81%	135	2006
	5.941732	6.080264	2.33%	130	2005
	5.671645	5.941732	4.76%	151	2004
	4.555901	5.671645	24.49%	413	2003
	6.522504	4.555901	-30.15%	407	2002
	8.646201	6.522504	-24.56%	267	2001
	10.000000	8.646201	-13.54%	0	2000*

Federated Bond Fund: Class F Shares	13.914599	14.563454	4.66%	3,653	2006
	13.808912	13.914599	0.77%	4,698	2005
	13.075801	13.808912	5.61%	5,091	2004
	11.713558	13.075801	11.63%	5,865	2003
	11.076406	11.713558	5.75%	7,552	2002
	10.436024	11.076406	6.14%	5,855	2001
	10.000000	10.436024	4.36%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Equity Income Fund, Inc.: Class F Shares	8.471720	10.278939	21.33%	1,660	2006
	8.315005	8.471720	1.88%	0	2005
	7.442039	8.315005	11.73%	0	2004
	6.071310	7.442039	22.58%	0	2003
	7.618723	6.071310	-20.31%	0	2002
	8.685731	7.618723	-12.28%	0	2001
	10.000000	8.685731	-13.14%	0	2000*

Federated High Yield Trust	12.062345	13.233463	9.71%	6,690	2006
	11.906915	12.062345	1.31%	2,042	2005
	10.785009	11.906915	10.40%	2,076	2004
	8.878995	10.785009	21.47%	1,709	2003
	8.972297	8.878995	-1.04%	1,900	2002
	9.246973	8.972297	-2.97%	1,810	2001
	10.000000	9.246973	-7.53%	1,964	2000*

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.809788	13.213331	3.15%	11,672	2006
	12.691217	12.809788	0.94%	13,274	2005
	12.431910	12.691217	2.09%	13,599	2004
	11.854280	12.431910	4.87%	782	2003
	11.005490	11.854280	7.71%	0	2002
	10.363417	11.005490	6.20%	0	2001
	10.000000	10.363417	3.63%	0	2000*

Fidelity Advisor Balanced Fund: Class A	10.545623	11.631207	10.29%	14,501	2006
	10.127590	10.545623	4.13%	15,858	2005
	9.734961	10.127590	4.03%	16,832	2004
	8.350706	9.734961	16.58%	18,731	2003
	9.258143	8.350706	-9.80%	20,365	2002
	9.525831	9.258143	-2.81%	24,354	2001
	10.000000	9.525831	-4.74%	17,169	2000*

Fidelity Advisor Equity Growth Fund: Class A	6.775073	7.139265	5.38%	3,305	2006
	6.500399	6.775073	4.23%	832	2005
	6.390817	6.500399	1.71%	5,656	2004
	4.892688	6.390817	30.62%	4,979	2003
	7.121235	4.892688	-31.29%	2,605	2002
	8.775315	7.121235	-18.85%	674	2001
	10.000000	8.775315	-12.25%	1,563	2000*

Fidelity Advisor Equity Income Fund: Class A	13.383173	15.496249	15.79%	26,456	2006
	12.714640	13.383173	5.26%	27,399	2005
	11.466246	12.714640	10.89%	23,033	2004
	9.004669	11.466246	27.34%	18,018	2003
	10.775523	9.004669	-16.43%	16,425	2002
	11.142187	10.775523	-3.29%	7,865	2001
	10.000000	11.142187	11.42%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Growth Opportunities Fund: Class A	7.954405	8.262752	3.88%	9,387	2006
	7.403590	7.954405	7.15%	10,592	2005
	6.990730	7.403590	5.91%	7,681	2004
	5.462791	6.990730	27.97%	2,061	2003
	7.112419	5.462791	-23.19%	2,755	2002
	8.462922	7.112419	-15.96%	3,818	2001
	10.000000	8.462922	-15.37%	2,847	2000*

Fidelity Advisor High Income Advantage Fund: Class T	14.008757	16.015767	14.33%	56	2006
	13.539484	14.008757	3.47%	432	2005
	11.919380	13.539484	13.59%	461	2004
	8.390860	11.919380	42.05%	1,534	2003
	8.840276	8.390860	-5.08%	639	2002
	9.046176	8.840276	-2.28%	1,016	2001
	10.000000	9.046176	-9.54%	488	2000*

Fidelity Advisor Overseas Fund: Class A	10.324813	12.146841	17.65%	0	2006
	9.132210	10.324813	13.06%	630	2005
	8.171351	9.132210	11.76%	717	2004
	5.725093	8.171351	42.73%	0	2003
	7.248088	5.725093	-21.01%	0	2002
	9.176473	7.248088	-21.01%	0	2001
	10.000000	9.176473	-8.24%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	12.978724	15.122895	16.52%	20,022	2006
	11.051431	12.978724	17.44%	10,543	2005
	10.000000	11.051431	10.51%	1,129	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	20.165919	23.206077	15.08%	20,459	2006
	18.384738	20.165919	9.69%	13,805	2005
	14.835092	18.384738	23.93%	9,599	2004
	11.575999	14.835092	28.15%	4,697	2003
	12.447055	11.575999	-7.00%	2,010	2002
	10.693394	12.447055	16.40%	1,081	2001
	10.000000	10.693394	6.93%	0	2000*

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	15.466841	18.047283	16.68%	16,315	2006
	14.219003	15.466841	8.78%	16,186	2005
	12.667460	14.219003	12.25%	14,796	2004
	10.150678	12.677460	24.79%	12,698	2003
	11.557852	10.150678	-12.18%	12,391	2002
	11.032014	11.557852	4.77%	9,220	2001
	10.000000	11.032014	10.32%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Small-Mid Cap Growth Fund: Class A	7.772834	8.265710	6.34%	9,913	2006
	7.109309	7.772834	9.33%	9,917	2005
	6.359250	7.109309	11.79%	18,475	2004
	4.670272	6.359250	36.16%	15,385	2003
	6.705929	4.670272	-30.36%	4,064	2002
	8.532712	6.705929	-21.41%	2,979	2001
	10.000000	8.532712	-14.67%	1,761	2000*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	12.570228	15.100494	20.13%	5,595	2006
	11.540306	12.570228	8.92%	2,709	2005
	10.000000	11.540306	15.40%	2,321	2004*

J.P. Morgan NVIT Balanced Fund: Class I	10.719607	11.900641	11.02%	0	2006
	10.569751	10.719607	1.42%	0	2005
	9.850837	10.569751	7.30%	0	2004
	8.411441	9.850837	17.11%	0	2003
	9.699274	8.411441	-13.28%	0	2002
	10.000000	9.669274	-3.01%	0	2001*

Janus Adviser Balanced Fund: I Shares	10.947759	11.953258	9.18%	4,579	2006
	10.281041	10.947759	6.48%	20,243	2005
	9.588406	10.281041	7.22%	13,377	2004
	8.503980	9.588406	12.75%	5,910	2003
	9.203139	8.503980	-7.60%	5,021	2002
	9.779617	9.203139	-5.89%	5,347	2001
	10.000000	9.779617	-2.20%	0	2000*

Janus Adviser International Growth Fund: I Shares	10.321443	14.764098	43.04%	0	2006
	7.922181	10.321443	30.29%	0	2005
	6.683486	7.922181	18.53%	0	2004
	5.014024	6.683486	33.30%	0	2003
	6.816279	5.014024	-26.44%	0	2002
	8.926347	6.816279	-23.64%	0	2001
	10.000000	8.926347	-10.74%	0	2000*

Janus Adviser Worldwide Fund: I Shares	6.662283	7.704922	15.65%	5,781	2006
	6.350764	6.662283	4.91%	6,762	2005
	6.131199	6.350764	3.58%	18.706	2004
	5.046978	6.131199	21.48%	22,009	2003
	6.896306	5.046978	-26.82%	11,837	2002
	8.835700	6.896306	-21.95%	7,850	2001
	10.000000	8.835700	-11.64%	3,358	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Fund	5.790041	6.332956	9.38%	21,965	2006
	5.630199	5.790041	2.84%	23,035	2005
	5.437950	5.630199	3.54%	31,324	2004
	4.174718	5.437950	30.26%	33,640	2003
	5.827339	4.174718	-28.36%	36,473	2002
	7.974378	5.827339	-26.92%	29,267	2001
	10.000000	7.974378	-20.26%	6,090	2000*

Janus Twenty Fund	5.941386	6.598888	11.07%	28,893	2006
	5.490136	5.941386	8.22%	38,163	2005
	4.480611	5.490136	22.53%	33,303	2004
	3.615432	4.480611	23.93%	33,079	2003
	4.811444	3.615432	-24.86%	30,261	2002
	6.872183	4.811444	-29.99%	34,213	2001
	10.000000	6.872183	-31.28%	5,525	2000*

Janus Worldwide Fund	5.892613	6.871112	16.61%	569	2006
	5.629141	5.892613	4.68%	569	2005
	5.393177	5.629141	4.38%	569	2004
	4.389340	5.393177	22.87%	569	2003
	5.998784	4.389340	-26.83%	569	2002
	7.865317	5.998784	-23.73%	569	2001
	10.000000	7.865317	-21.35%	569	2000*

Lazard Small Cap Portfolio: Open Shares	16.289145	18.812286	15.49%	130	2006
	15.847458	16.289145	2.79%	130	2005
	13.946051	15.847458	13.63%	6,478	2004
	10.176738	13.946051	37.04%	6,479	2003
	12.521882	10.176738	-18.73%	2,223	2002
	10.758985	12.521882	16.39%	1,991	2001
	10.000000	10.758985	7.59%	1,199	2000*

Nationwide Bond Fund: Class D	13.842327	14.292513	3.25%	5	2006
	13.571682	13.842327	1.99%	134	2005
	13.090582	13.571682	3.68%	134	2004
	12.441326	13.090582	5.22%	134	2003
	11.723339	12.867461	9.76%	18106	2002
	10.598118	11.512719	8.63%	2,639	2001
	10.000000	10.598118	5.98%	0	2000*

Nationwide Bond Index Fund: Class A	12.706077	13.037665	2.61%	1,378	2006
	12.611579	12.706077	0.75%	1,361	2005
	12.293041	12.611579	2.59%	1,502	2004
	12.047175	12.293041	2.04%	547	2003
	11.129015	12.047175	8.25%	559	2002
	10.502389	11.129015	5.97%	501	2001
	10.000000	10.502389	5.02%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Government Bond Fund: Class D	13.482877	13.849552	2.72%	10,780	2006
	13.264175	13.482877	1.65%	22,245	2005
	12.967387	13.264175	2.29%	23,277	2004
	12.867461	12.967387	0.78%	16,016	2003
	11.723339	12.867461	9.76%	18,106	2002
	10.976054	11.723339	6.81%	13,676	2001
	10.000000	10.976054	9.76%	0	2000*

Nationwide Growth Fund: Class A	11.382637	11.933217	4.84%	904	2006
	10.845946	11.382637	4.95%	904	2005
	10.173629	10.845946	6.61%	904	2004
	10.000000	10.173629	1.74%	0	2003*

Nationwide Growth Fund: Class D	5.495527	5.778268	5.14%	0	2006
	5.214754	5.495527	5.38%	658	2005
	4.877102	5.214754	6.92%	749	2004
	3.707071	4.877102	31.56%	920	2003
	5.257404	3.707071	-29.49%	0	2002
	7.361782	5.257404	-28.59%	0	2001
	10.000000	7.361782	-26.38%	0	2000*

Nationwide NMF Investor Destinations Conservative Fund: Service Class	11.345855	11.907537	4.95%	3,187	2006
	11.116277	11.345855	2.07%	0	2005
	10.728135	11.116277	3.62%	0	2004
	10.076619	10.728135	6.47%	0	2003
	10.136040	10.076619	-0.59%	0	2002
	10.035422	10.136040	1.00%	0	2001
	10.000000	10.035422	0.35%	0	2000*

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class	11.266956	12.090292	7.31%	35,715	2006
	10.911369	11.266956	3.26%	25,859	2005
	10.305026	10.911369	5.88%	0	2004
	9.177774	10.305026	12.28%	0	2003
	9.690685	9.177774	-5.29%	0	2002
	9.914385	9.690685	-2.26%	0	2001
	10.000000	9.914385	-0.86%	0	2000*

Nationwide NMF Investor Destinations Moderate Fund: Service Class	10.956145	12.069729	10.16%	66,706	2006
	10.509886	10.956145	4.25%	75,396	2005
	9.712199	10.509886	8.21%	46,404	2004
	8.203405	9.712199	18.39%	0	2003
	9.170694	8.203405	-10.55%	0	2002
	9.735557	9.170694	-5.80%	0	2001
	10.000000	9.735557	-2.64%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class	10.744167	12.161034	13.19%	45,067	2006
	10.149181	10.744167	5.86%	45,807	2005
	9.154663	10.149181	10.86%	10,055	2004
	7.328242	9.154663	24.92%	4,007	2003
	8.659856	7.328242	-15.38%	0	2002
	9.599996	8.659856	-9.79%	0	2001
	10.000000	9.599996	-4.00%	0	2000*

Nationwide NMF Investor Destinations Aggressive Fund: Class A	10.474136	12.102312	15.54%	22,616	2006
	9.819851	10.474136	6.66%	22,616	2005
	8.709380	9.819851	12.75%	22,616	2004
	6.686881	8.709380	30.25%	18,770	2003
	8.285961	6.686881	-19.30%	0	2002
	9.461766	8.285961	-12.43%	0	2001
	10.000000	9.461766	-5.38%	0	2000*

Nationwide International Index Fund: Class A	10.777437	13.391600	24.26%	218	2006
	9.599538	10.777437	12.27%	218	2005
	8.147171	9.599538	17.83%	218	2004
	6.011435	8.147171	35.53%	218	2003
	7.385704	6.011435	-18.61%	218	2002
	9.638894	7.385704	-23.38%	0	2001
	10.000000	9.638894	-3.61%	0	2000*

Nationwide Large Cap Value Fund: Class A	13.922317	16.666947	19.71%	12,745	2006
	13.071481	13.922317	6.10%	9,421	2005
	11.405103	13.071481	14.61%	3,200	2004
	9.007162	11.405103	26.62%	0	2003
	10.563789	9.007162	-14.74%	0	2002
	11.218135	10.563789	-5.83%	0	2001
	10.000000	11.218135	12.18%	0	2000*

Nationwide Mid Cap Market Index Fund: Class A	13.377284	14.497169	8.37%	11,801	2006
	12.095555	13.377284	10.60%	8,470	2005
	10.581371	12.095555	14.31%	8,329	2004
	7.961508	10.581371	32.91%	7,430	2003
	9.501415	7.961508	-16.21%	10,456	2002
	9.781881	9.501415	-2.87%	0	2001
	10.000000	9.781881	-2.18%	0	2000*

Nationwide Money Market Fund: Service Class	10.584576	10.926899	3.23%	143,938	2006
	10.434100	10.584576	1.44%	128,823	2005
	10.479279	10.434100	-0.43%	35.819	2004
	10.542778	10.479279	-0.60%	27,330	2003
	10.554003	10.542778	-0.11%	44,330	2002
	10.322224	10.554003	2.25%	16,714	2001
	10.000000	10.322224	3.22%	3,743	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide® Fund: Class D	9.872221	11.115600	12.59%	6,628	2006
	9.297251	9.872221	6.18%	6,711	2005
	8.563792	9.297251	8.56%	4,347	2004
	6.812739	8.563792	25.70%	4,264	2003
	8.312313	6.812739	-18.04%	1,194	2002
	9.545563	8.312313	-12.92%	1,194	2001
	10.000000	9.545563	-4.54%	1,194	2000*

Nationwide S&P 500® Index Fund: Service Class	8.445482	9.618738	13.89%	45,304	2006
	8.191564	8.445482	3.10%	46,374	2005
	7.509554	8.191564	9.08%	39,352	2004
	5.941904	7.509554	26.38%	24,859	2003
	7.769635	5.941904	-23.52%	20,354	2002
	8.961551	7.769635	-13.30%	11,315	2001
	10.000000	8.961551	-10.38%	3,871	2000*

Nationwide Small Cap Fund: Class A	17.441766	22.280445	27.74%	3,581	2006
	14.394720	17.441766	21.17%	1,426	2005
	11.572817	14.394720	24.38%	1,236	2004
	7.905738	11.572817	46.39%	1,024	2003
	9.813954	7.905738	-19.44%	1,024	2002
	10.114557	9.813954	-2.97%	406	2001
	10.000000	10.114557	1.15%	0	2000*

Nationwide Small Cap Index Fund: Class A	12.873761	14.922023	15.91%	3,774	2006
	12.475022	12.873761	3.20%	5,382	2005
	10.711441	12.475022	16.46%	5,401	2004
	7.446591	10.711441	43.84%	658	2003
	9.523620	7.446591	-21.81%	658	2002
	9.471766	9.523620	0.55%	0	2001
	10.000000	9.471766	-5.28%	0	2000*

Nationwide Value Opportunities Fund: Class A	14.794766	17.243185	16.55%	1,036	2006
	13.864452	14.794766	6.71%	821	2005
	12.361600	13.864452	12.16%	821	2004
	9.143732	12.361600	35.19%	0	2003
	10.796129	9.143732	-15.31%	0	2002
	10.718800	10.796129	0.72%	0	2001
	10.000000	10.718800	7.19%	0	2000*

Neuberger Berman Genesis Fund: Trust Class	22.144887	23.491147	6.08%	31,356	2006
	19.252182	22.144887	15.03%	33,599	2005
	16.402603	19.252182	17.37%	22,014	2004
	12.597330	16.402603	30.21%	16,886	2003
	13.130593	12.597330	-4.06%	10,076	2002
	11.846299	13.130593	10.84%	7,927	2001
	10.000000	11.846299	18.46%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Guardian Fund: Trust Class	10.920806	12.239293	12.07%	1,861	2006
	10.199636	10.920806	7.07%	3,462	2005
	8.895538	10.199636	14.66%	3,582	2004
	6.662086	8.895538	33.52%	4,696	2003
	9.091559	6.662086	-26.72%	5,384	2002
	9.373903	9.091559	-3.01%	6,583	2001
	10.000000	9.373903	-6.26%	2,010	2000*

Neuberger Berman Partners Fund: Trust Class	13.272656	14.838857	11.80%	705	2006
	11.391277	13.272656	16.52%	81	2005
	9.677192	11.391277	17.71%	112	2004
	7.212602	9.677192	34.17%	115	2003
	9.711863	7.212602	-25.73%	118	2002
	10.150014	9.711863	-4.32%	0	2001
	10.000000	10.150014	1.50%	0	2000*

Neuberger Berman Socially Responsive Fund: Trust Class	12.010458	13.567275	12.96%	5,507	2006
	11.301613	12.010458	6.27%	5,632	2005
	10.000000	11.301613	13.02%	180	2004*

Oppenheimer Capital Appreciation Fund: Class A	7.997785	8.503605	6.32%	14,912	2006
	7.723800	7.997785	3.55%	16,368	2005
	7.336028	7.723800	5.29%	15,896	2004
	5.729798	7.336028	28.03%	8,606	2003
	7.856604	5.729798	-27.07%	7,238	2002
	9.099745	7.856604	-13.66%	3,682	2001
	10.000000	9.099745	-9.00%	587	2000*

Oppenheimer Champion Income Fund: Class A	12.318407	13.303388	8.00%	0	2006
	12.132761	12.318407	1.53%	0	2005
	11.233195	12.132761	8.01%	0	2004
	10.000000	11.233195	12.33%	0	2003*

Oppenheimer Global Fund: Class A	11.903792	13.819264	16.09%	21,443	2006
	10.573262	11.903792	12.58%	25,484	2005
	9.008768	10.573262	17.37%	29,740	2004
	6.366472	9.008768	41.50%	31,153	2003
	8.300784	6.366472	-23.30%	29,241	2002
	9.516462	8.300784	-12.77%	24,886	2001
	10.000000	9.516462	-4.84%	6,057	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Strategic Income Fund: Class A	14.161703	15.082041	6.50%	3,929	2006
	13.747516	14.161703	3.01%	7,426	2005
	12.680947	13.747516	8.41%	426	2004
	10.721334	12.680947	18.28%	0	2003
	10.146020	10.721334	5.67%	0	2002
	9.906062	10.146020	2.42%	0	2001
	10.000000	9.906062	-0.94%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	13.036321	15.136640	16.11%	32,778	2006
	11.557400	13.036321	12.80%	32,771	2005
	10.000000	11.557400	15.57%	16,471	2004*

PIMCO Total Return Fund: Class A	13.274532	13.589261	2.37%	23,537	2006
	13.107670	13.274532	1.27%	41,535	2005
	12.665594	13.107670	3.49%	56,232	2004
	12.189216	12.665594	3.91%	44,647	2003
	11.240879	12.189216	8.44%	42,453	2002
	10.431004	11.240879	7.76%	26,838	2001
	10.000000	10.431004	4.31%	0	2000*

Putnam International Equity Fund: Class A	16.220677	20.572840	26.83%	0	2006
	14.568524	16.220677	11.34%	0	2005
	12.673131	14.568524	14.96%	0	2004
	10.000000	12.673131	26.73%	0	2003*

Putnam Voyager Fund: Class A	12.716136	13.234363	4.08%	147	2006
	12.187228	12.716136	4.34%	147	2005
	11.758921	12.187228	3.64%	147	2004
	10.000000	11.758921	17.59%	0	2003*

Templeton Foreign Fund: Class A	14.212421	16.858122	18.62%	7,640	2006
	12.988908	14.212421	9.42%	8,332	2005
	11.116662	12.988908	16.84%	8,814	2004
	8.612202	11.116662	29.08%	8,355	2003
	9.531995	8.612202	-9.65%	5,568	2002
	10.467943	9.531995	-8.94%	1,214	2001
	10.000000	10.467943	4.68%	0	2000*

Van Kampen Growth and Income Fund: Class A	15.198743	17.438459	14.74%	17,155	2006
	13.986262	15.198743	8.67%	12,684	2005
	12.411588	13.986262	12.69%	6,239	2004
	10.000000	12.411588	24.12%	0	2003*

Van Kampen Mid Cap Growth Fund: Class A	17.105796	18.441546	7.81%	1,278	2006
	14.705890	17.105796	16.32%	450	2005
	12.286044	14.705890	19.70%	450	2004
	10.000000	12.286044	22.86%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Real Estate Securities Fund: Class A	19.884412	27.030437	35.94%	8,272	2006
	17.242549	19.884412	15.32%	5,784	2005
	12.755989	17.242549	35.17%	2,786	2004
	10.000000	12.755989	27.56%	0	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	15.218545	15.979431	5.00%	2,225	2006
	13.693265	15.218545	11.14%	2,742	2005
	12.224504	13.693265	12.01%	3,271	2004
	10.000000	12.224504	22.25%	0	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	12.317037	14.047231	14.05%	5,762	2006
	11.118507	12.317037	10.78%	8,463	2005
	10.223995	11.118507	8.75%	9,584	2004
	7.453287	10.223995	37.17%	8,923	2003
	9.334283	7.453287	-20.15%	14,016	2002
	9.602164	9.334283	-2.79%	16,134	2001
	10.000000	9.602164	-3.98%	0	2000*

Wells Fargo Advantage Growth Fund: Investor Class	11.910473	12.690207	6.55%	0	2006
	11.048938	11.910473	7.80%	0	2005
	9.924713	11.048938	11.33%	768	2004
	10.000000	9.924713	-0.75%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	6.860205	7.829021	14.12%	0	2006
	7.064399	6.860205	-2.89%	0	2005
	6.560434	7.064399	7.68%	0	2004
	5.330419	6.560434	23.08%	0	2003
	6.895089	5.330419	-22.69%	0	2002
	8.722354	6.895089	-20.95%	0	2001
	10.000000	8.722354	-12.78%	0	2000*

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	11.112870	12.505950	12.54%	292	2006
	10.000000	11.112870	11.13%	955	2005*

Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	10.272785	11.238158	9.40%	296	2006
	10.000000	10.272785	2.73%	0	2005*

AIM Dynamics Fund: Investor Class	6.231884	7.178692	15.19%	4,710	2006
	5.712163	6.231884	9.10%	4,710	2005
	5.162232	5.712163	10.65%	4,848	2004
	3.776694	5.162232	36.69%	5,957	2003
	5.709614	3.776694	-33.85%	5,722	2002
	8.607449	5.709614	-33.67%	2,007	2001

AIM Small Cap Growth Fund: Investor Class	10.000000	10.209374	2.09%	1,421	2006

American Century Growth: Investor Class	6.499439	6.935259	6.71%	5,505	2006
	6.271268	6.499439	3.64%	2,193	2005
	5.772348	6.271268	8.64%	861	2004
	4.693669	5.772348	22.98%	1,253	2003
	6.427779	4.693669	-26.98%	2,282	2002
	7.995667	6.427779	-19.61%	0	2001

American Century Income & Growth: Advisor Class	9.431255	10.895392	15.52%	4,202	2006
	9.127260	9.431255	3.33%	2,609	2005
	8.191973	9.127260	11.42%	1,158	2004
	6.407778	8.191973	27.84%	1,134	2003
	8.062792	6.407778	-20.53%	7	2002
	8.927904	8.062794	-9.69%	6	2001

American Century International Growth: Advisor Class	7.847094	9.674038	23.28%	2,297	2006
	7.021189	7.847094	11.76%	2,297	2005
	6.174252	7.021189	13.72%	2,416	2004
	4.992424	6.174252	23.67%	2,616	2003
	6.272214	4.992424	-20.40%	2,616	2002
	8.692333	6.272214	-27.84%	0	2001

American Century Short Term Government: Investor Class	11.627786	11.954855	2.81%	0	2006
	11.570195	11.627786	0.50%	0	2005
	11.628151	11.570195	-0.50%	0	2004
	11.633707	11.628151	-0.05%	0	2003
	11.183394	11.633707	4.03%	0	2002
	10.559064	11.183394	5.91%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Ultra: Investor Class	7.048939	6.739283	-4.39%	3,077	2006
	6.982840	7.048939	0.95%	2,618	2005
	6.381591	6.982840	9.42%	2,703	2004
	5.130684	6.381591	24.38%	11,636	2003
	6.753692	5.130684	-24.03%	2,526	2002
	8.002172	6.753692	-15.60%	0	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	12.590084	15.540229	23.43%	1,112	2006
	11.273569	12.590084	11.68%	1,127	2005
	10.000000	11.273569	12.74%	0	2004*

Dreyfus Appreciation Fund, Inc.	9.217069	10.593006	14.93%	2,537	2006
	8.953356	9.217069	2.95%	2,482	2005
	8.579576	8.953356	4.36%	2,377	2004
	7.209483	8.579576	19.00%	0	2003
	8.802545	7.209483	-18.10%	0	2002
	9.978148	8.802545	-11.78%	0	2001

Dreyfus Emerging Leaders Fund	12.145566	12.854911	5.84%	0	2006
	11.254092	12.145566	7.92%	0	2005
	9.966677	11.254092	12.92%	0	2004
	7.228522	9.966677	37.88%	0	2003
	9.159413	7.228522	-21.08%	0	2002
	10.286001	9.159413	-10.95%	0	2001

Dreyfus Premier Balanced Opportunity Fund: Class Z	9.880285	10.697423	8.27%	0	2006
	10.128715	9.880285	-2.45%	0	2005
	10.000000	10.128715	1.29%	0	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	6.062865	6.533153	7.76%	2,161	2006
	5.927720	6.062865	2.28%	2,069	2005
	5.661141	5.927720	4.71%	1,927	2004
	4.549765	5.661141	24.43%	1,845	2003
	6.517010	4.549765	-30.19%	0	2002
	8.643318	6.517011	-24.60%	0	2001

Federated Bond Fund: Class F Shares	13.874807	14.514488	4.61%	0	2006
	13.776369	13.874807	0.71%	0	2005
	13.051576	13.776369	5.55%	0	2004
	11.697784	13.051576	11.57%	0	2003
	11.067080	11.697784	5.70%	0	2002
	10.432537	11.067080	6.08%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Equity Income Fund, Inc.: Class F Shares	8.449295	10.246553	21.27%	0	2006
	8.297180	8.449295	1.83%	0	2005
	7.429831	8.297180	11.67%	0	2004
	6.064406	7.429831	22.52%	0	2003
	7.613917	6.064406	-20.35%	0	2002
	8.684677	7.613917	-12.33%	0	2001

Federated High Yield Trust	12.027797	13.188908	9.65%	2,966	2006
	11.878800	12.027797	1.25%	2,055	2005
	10.764987	11.878800	10.35%	1,631	2004
	8.866994	10.764987	21.41%	1,766	2003
	8.964702	8.866994	-1.09%	1,766	2002
	9.243844	8.964702	-3.02%	0	2001

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.775814	13.171641	3.10%	1,527	2006
	12.663943	12.775814	0.89%	2,268	2005
	12.411468	12.663943	2.03%	0	2004
	11.840774	12.411468	4.82%	0	2003
	10.998511	11.840774	7.66%	0	2002
	10.362113	10.998511	6.14%	0	2001

Fidelity Advisor Balanced Fund: Class A	10.515489	11.592129	10.24%	0	2006
	10.103733	10.515489	4.08%	0	2005
	9.716938	10.103733	3.98%	0	2004
	8.339458	9.716938	16.52%	0	2003
	9.250348	8.339458	-9.85%	0	2002
	9.522648	9.250348	-2.86%	0	2001

Fidelity Advisor Equity Growth Fund: Class A	6.757128	7.116765	5.32%	296	2006
	6.486456	6.757128	4.17%	280	2005
	6.380320	6.486456	1.66%	0	2004
	4.887124	6.380320	30.55%	0	2003
	7.116740	4.887124	-31.33%	0	2002
	8.774252	7.116740	-18.89%	0	2001

Fidelity Advisor Equity Income Fund: Class A	13.344892	15.444129	15.73%	9,513	2006
	12.684670	13.344892	5.20%	7,233	2005
	11.445018	12.684670	10.83%	6,358	2004
	8.992544	11.445018	27.27%	4,435	2003
	10.766463	8.992544	-16.48%	1,489	2002
	11.138472	10.766463	-3.34%	0	2001

Fidelity Advisor Growth Opportunities Fund: Class A	7.931643	8.234968	3.82%	586	2006
	7.386135	7.931643	7.10%	239	2005
	6.977775	7.386135	5.85%	0	2004
	5.455415	6.977775	27.91%	0	2003
	7.106406	5.455415	-23.23%	0	2002
	8.460092	7.106406	-16.00%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor High Income Advantage Fund: Class T	13.968706	15.961926	14.27%	1,092	2006
	13.507583	13.968706	3.41%	1,092	2005
	11.897299	13.507583	13.53%	1,149	2004
	8.379537	11.897299	41.98%	1,244	2003
	8.832815	8.379537	-5.13%	1,244	2002
	9.043143	8.832815	-2.33%	0	2001

Fidelity Advisor Overseas Fund: Class A	10.297438	12.108539	17.59%	0	2006
	9.112587	10.297438	13.00%	0	2005
	8.157922	9.112587	11.70%	0	2004
	5.718578	8.157922	42.66%	0	2003
	7.243507	5.718578	-21.05%	0	2002
	9.175349	7.243507	-21.05%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	12.967855	15.102611	16.46%	1,085	2006
	11.047743	12.967855	17.38%	419	2005
	10.000000	11.047743	10.48%	0	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	20.112488	23.132935	15.02%	5,995	2006
	18.345276	20.112488	9.63%	4,213	2005
	14.810724	18.345276	23.86%	3,243	2004
	11.562834	14.810724	28.09%	2,807	2003
	12.439207	11.562834	-7.05%	753	2002
	10.692092	12.439207	16.34%	0	2001

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	15.422597	17.986578	16.62%	10,788	2006
	14.185479	15.422597	8.72%	4,507	2005
	12.643978	14.185479	12.19%	1,899	2004
	10.136982	12.643978	24.73%	2,173	2003
	11.548118	10.136982	-12.22%	1,786	2002
	11.028332	11.548118	4.71%	4	2001

Franklin Small-Mid Cap Growth Fund: Class A	7.750585	8.237903	6.29%	4,061	2006
	7.092542	7.750585	9.28%	2,274	2005
	6.347459	7.092542	11.74%	1,375	2004
	4.663967	6.347459	36.10%	0	2003
	6.700269	4.663967	-30.39%	0	2002
	8.529854	6.700269	-21.45%	0	2001

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	12.559684	15.080228	20.07%	4,683	2006
	11.536447	12.559684	8.87%	2,173	2005
	10.000000	11.536447	15.36%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

J.P. Morgan NVIT Balanced Fund: Class I	10.695682	11.868101	10.96%	0	2006
	10.551486	10.695682	1.37%	0	2005
	9.838786	10.551486	7.24%	0	2004
	8.405403	9.838786	17.05%	0	2003
	9.697223	8.405403	-13.32%	0	2002
	10.000000	9.697223	-3.03%	0	2001*

Janus Adviser Balanced Fund: I Shares	10.918782	11.915610	9.13%	1,069	2006
	10.258991	10.918782	6.43%	515	2005
	9.572678	10.258991	7.17%	515	2004
	8.494326	9.572678	12.69%	0	2003
	9.197351	8.494326	-7.64%	0	2002
	9.778429	9.197351	-5.94%	0	2001

Janus Adviser International Growth Fund: I Shares	10.294151	14.717649	42.97%	0	2006
	7.905207	10.294151	30.22%	0	2005
	6.672535	7.905207	18.47%	0	2004
	5.008334	6.672535	33.23%	0	2003
	6.811996	5.008334	-26.48%	0	2002
	8.925263	6.811996	-23.68%	0	2001

Janus Adviser Worldwide Fund: I Shares	6.644625	7.680626	15.59%	0	2006
	6.337122	6.644625	4.85%	0	2005
	6.121124	6.337122	3.53%	0	2004
	5.041229	6.121124	21.42%	1,301	2003
	6.891949	5.041229	-26.85%	1,005	2002
	8.834621	6.891949	-21.99%	0	2001

Janus Fund	5.773496	6.311689	9.32%	2,325	2006
	5.616928	5.773496	2.79%	2,325	2005
	5.427867	5.616928	3.48%	2,325	2004
	4.169080	5.427867	30.19%	2,325	2003
	5.822415	4.169080	-28.40%	2,325	2002
	7.971710	5.822415	-26.96%	8	2001

Janus Twenty Fund	5.924408	6.576719	11.01%	13,162	2006
	5.477204	5.924408	8.16%	18,377	2005
	4.472315	5.477204	22.47%	18,377	2004
	3.610550	4.472315	23.87%	17,652	2003
	4.807382	3.610550	-24.90%	14,865	2002
	6.869882	4.807382	-30.02%	2,170	2001

Janus Worldwide Fund	5.875745	6.847993	16.55%	0	2006
	5.615858	5.875745	4.63%	0	2005
	5.383171	5.615858	4.32%	0	2004
	4.838415	5.383171	22.81%	0	2003
	5.993734	4.383415	-26.87%	0	2002
	7.862685	5.993734	-23.77%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Lazard Small Cap Portfolio: Open Shares	16.242534	18.748994	15.43%	0	2006
	15.810083	16.242534	2.74%	0	2005
	13.920183	15.810083	13.58%	0	2004
	10.162998	13.920183	36.97%	0	2003
	12.511325	10.162998	-18.77%	0	2002
	10.755382	12.511325	16.33%	0	2001

Nationwide Bond Fund: Class D	13.802682	14.244393	3.20%	5	2006
	13.539638	13.802682	1.94%	5	2005
	13.066278	13.539638	3.62%	5	2004
	12.424509	13.066278	5.17%	5	2003
	11.502974	12.424509	8.01%	5	2002
	10.594532	11.502974	8.57%	4	2001

Nationwide Bond Index Fund: Class A	12.672384	12.996536	2.56%	0	2006
	12.584483	12.672384	0.70%	0	2005
	12.272831	12.584483	2.54%	0	2004
	12.033452	12.272831	1.99%	0	2003
	11.121960	12.033452	8.20%	0	2002
	10.501069	11.121960	5.91%	0	2001

Nationwide Government Bond Fund: Class D	13.444331	13.802985	2.67%	1,115	2006
	13.232915	13.444331	1.60%	1,201	2005
	12.943363	13.232915	2.24%	0	2004
	12.850121	12.943363	0.73%	0	2003
	11.713462	12.850121	9.70%	0	2002
	10.972389	11.713462	6.75%	0	2001

Nationwide Growth Fund: Class A	11.370949	11.914954	4.78%	0	2006
	10.840268	11.370949	4.90%	0	2005
	10.173460	10.840268	6.55%	0	2004
	10.000000	10.173460	1.73%	0	2003*

Nationwide Growth Fund: Class D	5.479813	5.758849	5.09%	0	2006
	5.202454	5.479813	5.33%	0	2005
	4.868052	5.202454	6.87%	0	2004
	3.702067	4.868052	31.50%	0	2003
	5.252956	3.702067	-29.52%	0	2002
	7.359312	5.252956	-28.62%	0	2001

Nationwide NMF Investor Destinations Conservative Fund: Service Class	11.315804	11.869999	4.90%	1,885	2006
	11.092431	11.315804	2.01%	587	2005
	10.710532	11.092431	3.57%	0	2004
	10.065181	10.710532	6.41%	0	2003
	10.129657	10.065181	-0.64%	0	2002
	10.034205	10.129657	0.95%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class	11.237129	12.052204	7.25%	5,018	2006
	10.887967	11.237129	3.21%	3,118	2005
	10.288121	10.887967	5.83%	1,973	2004
	9.167345	10.288121	12.23%	0	2003
	9.684583	9.167345	-5.34%	0	2002
	9.913171	9.684583	-2.31%	0	2001

Nationwide NMF Investor Destinations Moderate Fund: Service Class	10.927159	12.031732	10.11%	71,393	2006
	10.487361	10.927159	4.19%	51,216	2005
	9.696277	10.487361	8.16%	34,680	2004
	8.194094	9.696277	18.33%	13,116	2003
	9.164925	8.194094	-10.59%	5,336	2002
	9.734377	9.164925	-5.85%	0	2001

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class	10.715744	12.122745	13.13%	24,504	2006
	10.127428	10.715744	5.81%	21,917	2005
	9.139658	10.127428	10.81%	20,776	2004
	7.319924	9.139658	24.86%	4,925	2003
	8.654404	7.319924	-15.42%	0	2002
	9.598833	8.654404	-9.84%	0	2001

Nationwide NMF Investor Destinations Aggressive Fund: Class A	10.446394	12.064177	15.49%	7,026	2006
	9.798776	10.446394	6.61%	5,797	2005
	8.695081	9.798776	12.69%	5,128	2004
	6.679286	8.695081	30.18%	5,241	2003
	8.280736	6.679286	-19.34%	0	2002
	9.460618	8.280736	-12.47%	0	2001

Nationwide International Index Fund: Class A	10.748867	13.349375	24.19%	0	2006
	9.578924	10.748867	12.21%	0	2005
	8.133790	9.578924	17.77%	0	2004
	6.004600	8.133790	35.46%	0	2003
	7.381052	6.004600	-18.65%	0	2002
	9.637722	7.381052	-23.41%	0	2001

Nationwide Large Cap Value Fund: Class A	13.882514	16.610922	19.65%	1,691	2006
	13.040678	13.882514	6.05%	0	2005
	11.383969	13.040678	14.55%	0	2004
	8.995019	11.383969	26.56%	0	2003
	10.554886	8.995019	-14.78%	0	2002
	11.214391	10.554886	-5.88%	0	2001

Nationwide Mid Cap Market Index Fund: Class A	13.341863	14.451484	8.32%	3,484	2006
	12.069608	13.341863	10.54%	1,635	2005
	10.564009	12.069608	14.25%	434	2004
	7.952460	10.564009	32.84%	0	2003
	9.495426	7.952460	-16.25%	0	2002
	9.780695	9.495426	-2.92%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Money Market Fund: Service Class	10.554261	10.890109	3.18%	21,252	2006
	10.409464	10.554261	1.39%	48,389	2005
	10.459825	10.409464	-0.48%	21,848	2004
	10.528530	10.459825	-0.65%	35,058	2003
	10.545072	10.528530	-0.16%	11,682	2002
	10.318733	10.545072	2.19%	8,405	2001

Nationwide® Fund: Class D	9.843950	11.078185	12.54%	0	2006
	9.275303	9.843950	6.13%	0	2005
	8.547902	9.275303	8.51%	0	2004
	6.803532	8.547902	25.64%	7,185	2003
	8.305301	6.803532	-18.08%	0	2002
	9.542368	8.305301	-12.96%	0	2001

Nationwide S&P 500® Index Fund: Service Class	8.421326	9.586390	13.83%	489	2006
	8.172256	8.421326	3.05%	3,422	2005
	7.495638	8.172256	9.03%	3,243	2004
	5.933888	7.495638	26.32%	9,295	2003
	7.763080	5.933888	-23.56%	0	2002
	8.958557	7.763080	-13.34%	0	2001

Nationwide Small Cap Fund: Class A	17.391907	22.205557	27.68%	3,462	2006
	14.360812	17.391907	21.11%	3,462	2005
	11.551379	14.360812	24.32%	3,462	2004
	7.895078	11.551379	46.31%	3,462	2003
	9.805688	7.895078	-19.48%	0	2002
	10.111177	9.805688	-3.02%	0	2001

Nationwide Small Cap Index Fund: Class A	12.839707	14.875041	15.85%	2,502	2006
	12.448290	12.839707	3.14%	1,120	2005
	10.693889	12.448290	16.41%	0	2004
	7.438134	10.693889	43.77%	4,093	2003
	9.517617	7.438134	-21.85%	0	2002
	9.470616	9.517617	0.50%	0	2001

Nationwide Value Opportunities Fund: Class A	14.755601	17.188859	16.49%	0	2006
	13.834717	14.755601	6.66%	0	2005
	12.341327	13.834717	12.10%	0	2004
	9.133341	12.341327	35.12%	0	2003
	10.789326	9.133341	-15.35%	0	2002
	10.717502	10.789326	0.67%	0	2001

Neuberger Berman Genesis Fund: Trust Class	22.081575	23.412180	6.03%	7,355	2006
	19.206822	22.081575	14.97%	4,967	2005
	16.372229	19.206822	17.31%	4,104	2004
	12.580349	16.372229	30.14%	3,243	2003
	13.119535	12.580349	-4.11%	380	2002
	11.842348	13.119535	10.78%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Guardian Fund: Trust Class	10.889561	12.198120	12.02%	0	2006
	10.175586	10.889561	7.02%	0	2005
	8.879051	10.175586	14.60%	0	2004
	6.653103	8.879051	33.46%	0	2003
	9.083898	6.653103	-26.76%	0	2002
	9.370766	9.083898	-3.06%	0	2001

Neuberger Berman Partners Fund: Trust Class	13.234697	14.788961	11.74%	2,137	2006
	11.364420	13.234697	16.46%	0	2005
	9.659266	11.364420	17.65%	0	2004
	7.202877	9.659266	34.10%	0	2003
	9.703683	7.202877	-25.77%	0	2002
	10.146626	9.703683	-4.37%	0	2001

Neuberger Berman Socially Responsive Fund: Trust Class	12.000402	13.549088	12.91%	454	2006
	11.297836	12.000402	6.22%	503	2005
	10.000000	11.297836	12.98%	0	2004*

Oppenheimer Capital Appreciation Fund: Class A	7.976614	8.476829	6.27%	1,223	2006
	7.707232	7.976614	3.50%	822	2005
	7.323991	7.707232	5.23%	0	2004
	5.723282	7.323991	27.97%	0	2003
	7.851643	5.723282	-27.11%	0	2002
	9.098636	7.851643	-13.71%	0	2001

Oppenheimer Champion Income Fund: Class A	12.301800	13.278756	7.94%	0	2006
	12.122516	12.301800	1.48%	0	2005
	11.229384	12.122516	7.95%	0	2004
	10.000000	11.229384	12.29%	0	2003*

Oppenheimer Global Fund: Class A	11.869743	13.772776	16.03%	8,075	2006
	10.548332	11.869743	12.53%	8,075	2005
	8.992069	10.548332	17.31%	8,714	2004
	6.357882	8.992069	41.43%	9,579	2003
	8.293772	6.357882	-23.34%	0	2002
	9.513285	8.293772	-12.82%	0	2001

Oppenheimer Strategic Income Fund: Class A	14.124201	15.034518	6.45%	2,317	2006
	13.718025	14.124201	2.96%	1,107	2005
	12.660146	13.718025	8.36%	0	2004
	10.709163	12.660146	18.22%	0	2003
	10.139628	10.709163	5.62%	0	2002
	9.904857	10.139628	2.37%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	13.025388	15.116328	16.05%	8,123	2006
	11.553527	13.025388	12.74%	3,464	2005
	10.000000	11.553527	15.54%	1,772	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Total Return Fund: Class A	13.239318	13.546378	2.32%	8,543	2006
	13.079494	13.239318	1.22%	8,572	2005
	12.644761	13.079494	3.44%	4,767	2004
	12.175323	12.644761	3.86%	2,184	2003
	11.233747	12.175323	8.38%	2,092	2002
	10.429689	11.233747	7.71%	0	2001

Putnam International Equity Fund: Class A	16.198852	20.534805	26.77%	0	2006
	14.556251	16.198852	11.28%	0	2005
	12.668851	14.556251	14.90%	0	2004
	10.000000	12.668851	26.69%	0	2003*

Putnam Voyager Fund: Class A	12.699039	13.209908	4.02%	787	2006
	12.176966	12.699039	4.29%	528	2005
	11.754960	12.176966	3.59%	0	2004
	10.000000	11.754960	17.55%	0	2003*

Templeton Foreign Fund: Class A	14.171765	16.801426	18.56%	0	2006
	12.958288	14.171765	9.36%	0	2005
	11.096065	12.958288	16.78%	1,299	2004
	8.600586	11.096065	29.02%	0	2003
	9.523952	8.600586	-9.70%	0	2002
	10.464444	9.523952	-8.99%	0	2001

Van Kampen Growth and Income Fund: Class A	15.178294	17.406229	14.68%	3,745	2006
	13.974480	15.178294	8.61%	843	2005
	12.407401	13.974480	12.63%	0	2004
	10.000000	12.407401	24.07%	0	2003*

Van Kampen Mid Cap Growth Fund: Class A	17.082776	18.407446	7.75%	530	2006
	14.693507	17.082776	16.26%	0	2005
	12.281897	14.693507	19.64%	0	2004
	10.000000	12.281897	22.82%	0	2003*

Van Kampen Real Estate Securities Fund: Class A	19.857640	26.980444	35.87%	2,518	2006
	17.228016	19.857640	15.26%	951	2005
	12.751682	17.228016	35.10%	0	2004
	10.000000	12.751682	27.52%	0	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	15.198072	15.949885	4.95%	0	2006
	13.681723	15.198072	11.08%	0	2005
	12.220380	13.681723	11.96%	0	2004
	10.000000	12.220380	22.20%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Common Stock Fund: Class Z	12.281803	13.999991	13.99%	0	2006
	11.092310	12.281803	10.72%	0	2005
	10.205070	11.092310	8.69%	0	2004
	7.443247	10.205070	37.11%	0	2003
	9.326431	7.443247	-20.19%	0	2002
	9.598963	9.326431	-2.84%	0	2001

Wells Fargo Advantage Growth Fund: Investor Class	11.897498	12.669992	6.49%	0	2006
	11.042463	11.897498	7.74%	0	2005
	9.923915	11.042463	11.27%	0	2004
	10.000000	9.923915	-0.76%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	6.842038	7.804351	14.06%	0	2006
	7.049230	6.842038	-2.94%	0	2005
	6.549668	7.049230	7.63%	0	2004
	5.324368	6.549668	23.01%	0	2003
	6.890752	5.324368	-22.73%	0	2002
	8.721294	6.890752	-20.99%	0	2001

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	11.108779	12.495040	12.48%	256	2006
	10.000000	11.108779	11.09%	252	2005*

Additional Contract Options Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	10.270397	11.229871	9.34%	3,770	2006
	10.000000	10.270397	2.70%	9,075	2005*

AIM Dynamics Fund: Investor Class	6.214075	7.154559	15.13%	58,521	2006
	5.698706	6.214075	9.04%	65,454	2005
	5.152667	5.698706	10.60%	82,477	2004
	3.771594	5.152667	36.62%	88,986	2003
	5.704790	3.771594	-33.89%	70,939	2002
	8.604565	5.704790	-33.70%	68,548	2001
	10.000000	8.604565	-13.95%	37,054	2000*

AIM Small Cap Growth Fund: Investor Class	10.000000	10.205610	2.06%	13,671	2006

American Century Growth: Investor Class	6.480826	6.911910	6.65%	46,390	2006
	6.256480	6.480826	3.59%	52,033	2005
	5.761645	6.256480	8.59%	42,247	2004
	4.687322	5.761645	22.92%	28,356	2003
	6.422342	4.687322	-27.02%	18,216	2002
	7.992996	6.422342	-19.65%	11,516	2001
	10.000000	7.992996	-20.07%	4,759	2000*

American Century Income & Growth: Advisor Class	9.404270	10.858744	15.47%	59,489	2006
	9.105733	9.404270	3.28%	70,964	2005
	8.176785	9.105733	11.36%	68,420	2004
	6.399123	8.176785	27.78%	85,036	2003
	8.055987	6.399123	-20.57%	48,480	2002
	8.924912	8.055987	-9.74%	25,824	2001
	10.000000	8.924912	-10.75%	10,353	2000*

American Century International Growth: Advisor Class	7.824637	9.641502	23.22%	9,085	2006
	7.004628	7.824637	11.71%	13,111	2005
	6.162806	7.004628	13.66%	16,650	2004
	4.985687	6.162806	23.61%	129,789	2003
	6.266925	4.985687	-20.44%	17,147	2002
	8.689431	6.266925	-27.88%	6,802	2001
	10.000000	8.689431	-13.11%	2,013	2000*

American Century Short Term Government: Investor Class	11.594503	11.914610	2.76%	26,207	2006
	11.542902	11.594503	0.45%	24,951	2005
	11.606599	11.542902	-0.55%	13,351	2004
	11.618023	11.606599	-0.10%	9,477	2003
	11.173964	11.618023	3.97%	24,719	2002
	10.555532	11.173964	5.86%	3,932	2001
	10.000000	10.555532	5.56%	58	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Ultra: Investor Class	7.028767	6.716612	-4.44%	121,000	2006
	6.966365	7.028767	0.90%	148,278	2005
	6.369754	6.966365	9.37%	161,629	2004
	5.123750	6.369754	24.32%	139,743	2003
	6.747984	5.123750	-24.07%	108,067	2002
	7.999493	6.747984	-15.64%	59,502	2001
	10.000000	7.999493	-20.01%	41,074	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	12.579521	15.519375	23.37%	14,680	2006
	11.269799	12.579521	11.62%	2,913	2005
	10.000000	11.269799	12.70%	26,010	2004*

Dreyfus Appreciation Fund, Inc.	9.190645	10.557312	14.87%	81,146	2006
	8.932191	9.190645	2.89%	91,088	2005
	8.563638	8.932191	4.30%	71,941	2004
	7.199740	8.563638	18.94%	71,986	2003
	8.795110	7.199740	-18.14%	37,185	2002
	9.974804	8.795110	-11.83%	12,611	2001
	10.000000	9.974804	-0.25%	5,519	2000*

Dreyfus Emerging Leaders Fund	12.110788	12.811635	5.79%	628	2006
	11.227532	12.110788	7.87%	5,906	2005
	9.948192	11.227532	12.86%	6,968	2004
	7.218759	9.948192	37.81%	8,976	2003
	9.151680	7.218759	-21.12%	6,460	2002
	10.282555	9.151680	-11.00%	6,780	2001
	10.000000	10.282555	2.83%	5,826	2000*

Dreyfus Premier Balanced Opportunity Fund: Class Z	9.875126	10.686446	8.22%	19,992	2006
	10.128519	9.875126	-2.50%	18,285	2005
	10.000000	10.128519	1.29%	13,545	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	6.045492	6.511151	7.70%	10,696	2006
	5.913725	6.045492	2.23%	15,955	2005
	5.650624	5.913725	4.66%	16,909	2004
	4.543596	5.650624	24.36%	14,649	2003
	6.511490	4.543596	-30.22%	6,387	2002
	8.640425	6.511490	-24.64%	6,656	2001
	10.000000	8.640425	-13.60%	3,892	2000*

Federated Bond Fund: Class F Shares	13.835131	14.465682	4.56%	5,998	2006
	13.743913	13.835131	0.66%	5,617	2005
	13.027416	13.743913	5.50%	6,399	2004
	11.682031	13.027416	11.52%	7,348	2003
	11.057758	11.682031	5.65%	19,198	2002
	10.429051	11.057758	6.03%	10,354	2001
	10.000000	10.429051	4.29%	6,359	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Equity Income Fund, Inc.: Class F Shares	8.426899	10.214251	21.21%	8,980	2006
	8.279351	8.426899	1.78%	7,719	2005
	7.417627	8.279351	11.62%	7,804	2004
	6.057502	7.417627	22.45%	7,628	2003
	7.609109	6.057502	-20.39%	5,798	2002
	8.683616	7.609106	-12.37%	2,432	2001
	10.000000	8.683616	-13.16%	0	2000*

Federated High Yield Trust	11.993331	13.144481	9.60%	21,669	2006
	11.850740	11.993331	1.20%	11,553	2005
	10.744990	11.850740	10.29%	16,566	2004
	8.855003	10.744990	21.34%	13,884	2003
	8.957109	8.855003	-1.14%	6,254	2002
	9.240713	8.957109	-3.07%	2,119	2001
	10.000000	9.240713	-7.59%	1,594	2000*

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.741915	13.130066	3.05%	6,412	2006
	12.636717	12.741915	0.83%	13,525	2005
	12.391056	12.636717	1.98%	13,015	2004
	11.827282	12.391056	4.77%	1,847	2003
	10.991538	11.827282	7.60%	52	2002
	10.360813	10.991538	6.09%	0	2001
	10.000000	10.360813	3.61%	0	2000*

Fidelity Advisor Balanced Fund: Class A	10.485369	11.553089	10.18%	3,379	2006
	10.079872	10.485369	4.02%	9,176	2005
	9.698903	10.079872	3.93%	13,224	2004
	8.328190	9.698903	16.46%	15,104	2003
	9.242544	8.328190	-9.89%	16,083	2002
	9.519467	9.242544	-2.91%	5,372	2001
	10.000000	9.519467	-4.81%	2,997	2000*

Fidelity Advisor Equity Growth Fund: Class A	6.739203	7.094301	5.27%	27,480	2006
	6.472506	6.739203	4.12%	25,213	2005
	6.369833	6.472506	1.61%	53,001	2004
	4.881553	6.369833	30.49%	39,073	2003
	7.112246	4.881553	-31.36%	24,626	2002
	8.773180	7.112246	-18.93%	14,314	2001
	10.000000	8.773180	-12.27%	0	2000*

Fidelity Advisor Equity Income Fund: Class A	13.306728	15.392201	15.67%	57,755	2006
	12.654769	13.306728	5.15%	62,507	2005
	11.423805	12.654769	10.78%	63,807	2004
	8.980408	11.423805	27.21%	48,402	2003
	10.757378	8.980408	-16.52%	36,566	2002
	11.134750	10.757378	-3.39%	18,459	2001
	10.000000	11.134750	11.35%	2,938	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Growth Opportunities Fund: Class A	7.908957	8.207254	3.77%	36,149	2006
	7.368724	7.908957	7.04%	82,200	2005
	6.964841	7.368724	5.80%	40,629	2004
	5.448060	6.964841	27.84%	28,480	2003
	7.100416	5.448060	-23.27%	18,727	2002
	8.457258	7.100416	-16.04%	9,371	2001
	10.000000	8.457258	-15.43%	5,723	2000*

Fidelity Advisor High Income Advantage Fund: Class T	13.928741	15.908234	14.21%	4,383	2006
	13.475733	13.928741	3.36%	7,223	2005
	11.875254	13.475733	13.48%	7,946	2004
	8.368248	11.875254	41.91%	15,951	2003
	8.825378	8.368248	-5.18%	6,650	2002
	9.040126	8.825378	-2.38%	5,493	2001
	10.000000	9.040126	-9.60%	49	2000*

Fidelity Advisor Overseas Fund: Class A	10.270167	12.070375	17.53%	562	2006
	9.093036	10.270167	12.95%	3,956	2005
	8.144536	9.093036	11.65%	8,927	2004
	5.712083	8.144536	42.58%	59,984	2003
	7.238943	5.712083	-21.09%	1,558	2002
	9.174235	7.238943	-21.09%	4,287	2001
	10.000000	9.174235	-8.26%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	12.956992	15.082348	16.40%	15,564	2006
	11.044053	12.956992	17.32%	6,306	2005
	10.000000	11.044053	10.44%	27,921	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	20.059245	23.060065	14.96%	57,626	2006
	18.305936	20.059245	9.58%	53,654	2005
	14.786444	18.305936	23.80%	28,531	2004
	11.549703	14.786444	28.02%	15,073	2003
	12.431368	11.549703	-7.09%	8,603	2002
	10.690797	12.431368	16.28%	3,183	2001
	10.000000	10.690797	6.91%	0	2000*

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	15.378452	17.926052	16.57%	49,819	2006
	14.152022	15.378452	8.67%	47,065	2005
	12.620538	14.152022	12.13%	37,639	2004
	10.123310	12.620538	24.67%	35,430	2003
	11.538383	10.123310	-12.26%	34,385	2002
	11.024649	11.538383	4.66%	16,159	2001
	10.000000	11.024649	10.25%	3,998	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Small-Mid Cap Growth Fund: Class A	7.728358	8.210135	6.23%	58,853	2006
	7.075770	7.728358	9.22%	56,185	2005
	6.335656	7.075770	11.68%	157,778	2004
	4.657650	6.335656	36.03%	50,713	2003
	6.694596	4.657650	-30.43%	35,192	2002
	8.526996	6.694596	-21.49%	25,145	2001
	10.000000	8.526996	-14.73%	15,465	2000*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	12.549148	15.059966	20.01%	28,289	2006
	11.532585	12.549148	8.81%	27,718	2005
	10.000000	11.532585	15.33%	52,896	2004*

J.P. Morgan NVIT Balanced Fund: Class I	10.671798	11.835622	10.91%	8,849	2006
	10.533242	10.671798	1.32%	7,967	2005
	9.826754	10.533242	7.19%	1,269	2004
	8.399369	9.826754	16.99%	251	2003
	9.695178	8.399369	-13.37%	480	2002
	10.000000	9.695178	-3.05%	795	2001*

Janus Adviser Balanced Fund: I Shares	10.889865	11.878057	9.07%	26,785	2006
	10.236987	10.889865	6.38%	31,441	2005
	9.556983	10.236987	7.12%	32,110	2004
	8.484687	9.556983	12.64%	31,531	2003
	9.191553	8.484687	-7.69%	10,338	2002
	9.777243	9.191553	-5.99%	2,119	2001
	10.000000	9.777243	-2.23%	0	2000*

Janus Adviser International Growth Fund: I Shares	10.266882	14.671264	42.90%	2,792	2006
	7.888239	10.266882	30.15%	2,792	2005
	6.661571	7.888239	18.41%	3,626	2004
	5.002626	6.661571	33.16%	103,107	2003
	6.807685	5.002626	-26.52%	4,398	2002
	8.924175	6.807685	-23.72%	34	2001
	10.000000	8.924175	-10.76%	0	2000*
`
Janus Adviser Worldwide Fund: I Shares	6.627023	7.656413	15.53%	27,320	2006
	6.323527	6.627023	4.80%	30,206	2005
	6.111075	6.323527	3.48%	45,655	2004
	5.035497	6.111075	21.36%	58,407	2003
	6.887594	5.035497	-26.89%	49,807	2002
	8.833540	6.887594	-22.03%	36,525	2001
	10.000000	8.833540	-11.66%	15,505	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Fund	5.756944	6.290410	9.27%	32,774	2006
	5.603659	5.756944	2.74%	34,858	2005
	5.417797	5.603659	3.43%	35,864	2004
	4.163448	5.417797	30.13%	55,009	2003
	5.817498	4.163448	-28.43%	75,667	2002
	7.969040	5.817498	-27.00%	68,471	2001
	10.000000	7.969040	-20.31%	35,493	2000*

Janus Twenty Fund	5.907432	6.554567	10.95%	74,910	2006
	5.464261	5.907432	8.11%	84,489	2005
	4.464009	5.464261	22.41%	114,282	2004
	3.605667	4.464009	23.81%	146,833	2003
	4.803309	3.605667	-24.93%	153,274	2002
	6.867578	4.803309	-30.06%	144,945	2001
	10.000000	6.867578	-31.32%	69,307	2000*

Janus Worldwide Fund	5.858890	6.824902	16.49%	1,862	2006
	5.602575	5.858890	4.57%	1,862	2005
	5.373166	5.602575	4.27%	1,862	2004
	4.377496	5.373166	22.75%	1,862	2003
	5.988666	4.377496	-26.90%	3,262	2002
	7.860054	5.988666	-23.81%	4,313	2001
	10.000000	7.860054	-21.40%	2,939	2000*

Lazard Small Cap Portfolio: Open Shares	16.196066	18.685933	15.37%	2,355	2006
	15.772801	16.196066	2.68%	3,940	2005
	13.894384	15.772801	13.52%	6,155	2004
	10.149285	13.894384	36.90%	6,250	2003
	12.500773	10.149285	-18.81%	78,755	2002
	10.751783	12.500773	16.27%	2,541	2001
	10.000000	10.751783	7.52%	385	2000*

Nationwide Bond Fund: Class D	13.763127	14.196410	3.15%	1,493	2006
	13.507648	13.763127	1.89%	3,363	2005
	13.042004	13.507648	3.57%	3,484	2004
	12.407703	13.042004	5.11%	4,822	2003
	11.493227	12.407703	7.96%	9,298	2002
	10.590941	11.493227	8.52%	7,616	2001
	10.000000	10.590941	5.91%	0	2000*

Nationwide Bond Index Fund: Class A	12.638759	12.955512	2.51%	8,670	2006
	12.557426	12.638759	0.65%	7,487	2005
	12.252644	12.557426	2.49%	8,751	2004
	12.019737	12.252644	1.94%	7,321	2003
	11.114907	12.019737	8.14%	5,178	2002
	10.499749	11.114907	5.86%	99	2001
	10.000000	10.499749	5.00%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Government Bond Fund: Class D	13.405843	13.756526	2.62%	19,135	2006
	13.201696	13.405843	1.55%	21,085	2005
	12.919369	13.201696	2.19%	20,132	2004
	12.832797	12.919369	0.67%	24,270	2003
	11.703587	12.832797	9.65%	22,083	2002
	10.968715	11.703587	6.70%	12,606	2001
	10.000000	10.968715	9.69%	258	2000*

Nationwide Growth Fund: Class A	11.359275	11.896714	4.73%	5,373	2006
	10.834609	11.359275	4.84%	5,647	2005
	10.173292	10.834609	6.50%	2,546	2004
	10.000000	10.173292	1.73%	1,903	2003*

Nationwide Growth Fund: Class D	5.464141	5.739472	5.04%	3,578	2006
	5.190199	5.464141	5.28%	8,473	2005
	4.859033	5.190199	6.82%	14,076	2004
	3.697066	4.859033	31.43%	16,350	2003
	5.248515	3.697066	-29.56%	10,587	2002
	7.356851	5.248515	-28.66%	8,065	2001
	10.000000	7.356851	-26.43%	2,003	2000*

Nationwide NMF Investor Destinations Conservative Fund: Service Class	11.285849	11.832614	4.84%	23,531	2006
	11.068634	11.285849	1.96%	26,115	2005
	10.692968	11.068634	3.51%	23,004	2004
	10.053757	10.692968	6.36%	20,749	2003
	10.123276	10.053757	-0.69%	15,050	2002
	10.032986	10.123276	0.90%	0	2001
	10.000000	10.032986	0.33%	0	2000*

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class	11.207333	12.014184	7.20%	26,912	2006
	10.864591	11.207333	3.15%	14,255	2005
	10.271232	10.864591	5.78%	9,076	2004
	9.156929	10.271232	12.17%	4,967	2003
	9.678473	9.156929	-5.39%	1,729	2002
	9.911971	9.678473	-2.36%	0	2001
	10.000000	9.911971	-0.88%	0	2000*

Nationwide NMF Investor Destinations Moderate Fund: Service Class	10.898187	11.993781	10.05%	121,441	2006
	10.464834	10.898187	4.14%	92,051	2005
	9.680351	10.464834	8.10%	72,299	2004
	8.184771	9.680351	18.27%	34,165	2003
	9.159140	8.184771	-10.64%	14,996	2002
	9.733190	9.159140	-5.90%	798	2001
	10.000000	9.733190	-2.67%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class	10.687335	12.084511	13.07%	85,138	2006
	10.105675	10.687335	5.76%	68,499	2005
	9.124639	10.105675	10.75%	37,201	2004
	7.311587	9.124639	24.80%	105,163	2003
	8.648933	7.311587	-15.46%	13,491	2002
	9.597664	8.648933	-9.89%	0	2001
	10.000000	9.597664	-4.02%	0	2000*

Nationwide NMF Investor Destinations Aggressive Fund: Class A	10.418707	12.026140	15.43%	47,649	2006
	9.777734	10.418707	6.56%	41,018	2005
	8.680804	9.777734	12.64%	26,106	2004
	6.671685	8.680804	30.11%	17,034	2003
	8.275513	6.671685	-19.38%	10,324	2002
	9.459465	8.275513	-12.52%	125	2001
	10.000000	9.459465	-5.41%	0	2000*

Nationwide International Index Fund: Class A	10.720403	13.307320	24.13%	1,117	2006
	9.558371	10.720403	12.16%	1,123	2005
	8.120442	9.558371	17.71%	3,474	2004
	5.997772	8.120442	35.39%	82,769	2003
	7.376392	5.997772	-18.69%	139	2002
	9.636549	7.376392	-23.45%	139	2001
	10.000000	9.636549	-3.63%	0	2000*

Nationwide Large Cap Value Fund: Class A	13.842799	16.555058	19.59%	16,138	2006
	13.009929	13.842799	5.99%	17,164	2005
	11.362882	13.009929	14.49%	14,056	2004
	8.982883	11.362882	26.49%	20,208	2003
	10.545993	8.982883	-14.82%	8,903	2002
	11.210642	10.545993	-5.93%	8,328	2001
	10.000000	11.210642	12.11%	44	2000*

Nationwide Mid Cap Market Index Fund: Class A	13.306515	14.405927	8.26%	24,712	2006
	12.043694	13.306515	10.49%	14,845	2005
	10.546668	12.043694	14.19%	18,876	2004
	7.943422	10.546668	32.77%	7,804	2003
	9.489441	7.943422	-16.29%	7,539	2002
	9.779512	9.489441	-2.97%	778	2001
	10.000000	9.779512	-2.20%	0	2000*

Nationwide Money Market Fund: Service Class	10.524016	10.853425	3.13%	110,744	2006
	10.384873	10.524016	1.34%	99,047	2005
	10.440394	10.384873	-0.53%	59,473	2004
	10.514290	10.440394	-0.70%	703,560	2003
	10.536139	10.514290	-0.21%	467,032	2002
	10.315239	10.536139	2.14%	178,199	2001
	10.000000	10.315239	3.15%	131,757	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide® Fund: Class D	9.815803	11.040946	12.48%	7,775	2006
	9.253449	9.815803	6.08%	17,068	2005
	8.532070	9.253449	8.45%	17,121	2004
	6.794368	8.532070	25.58%	10,329	2003
	8.298305	6.794368	-18.12%	3,169	2002
	9.539185	8.298305	-13.01%	2,929	2001
	10.000000	9.539185	-4.61%	2,152	2000*

Nationwide S&P 500® Index Fund: Service Class	8.397202	9.554104	13.78%	120,399	2006
	8.152951	8.397202	3.00%	129,441	2005
	7.481720	8.152951	8.97%	120,037	2004
	5.925868	7.481720	26.26%	126,869	2003
	7.756523	5.925868	-23.60%	117,936	2002
	8.955559	7.756523	-13.39%	42,682	2001
	10.000000	8.955559	-10.44%	18,358	2000*

Nationwide Small Cap Fund: Class A	17.342143	22.130860	27.61%	13,809	2006
	14.326937	17.342143	21.05%	9,693	2005
	11.529965	14.326937	24.26%	8,894	2004
	7.884425	11.529965	46.24%	9,226	2003
	9.797416	7.884425	-19.53%	4,185	2002
	10.107798	9.797416	-3.07%	1,184	2001
	10.000000	10.107798	1.08%	16	2000*

Nationwide Small Cap Index Fund: Class A	12.805695	14.828154	15.79%	24,692	2006
	12.421586	12.805695	3.09%	15,394	2005
	10.676347	12.421586	16.35%	13,254	2004
	7.429682	10.676347	43.70%	9,620	2003
	9.511613	7.429682	-21.89%	3,723	2002
	9.469462	9.511613	0.45%	237	2001
	10.000000	9.469462	-5.31%	0	2000*

Nationwide Value Opportunities Fund: Class A	14.716484	17.134646	16.43%	2,364	2006
	13.805013	14.716484	6.60%	2,146	2005
	12.321064	13.805013	12.04%	3,368	2004
	9.122960	12.321064	35.06%	1,788	2003
	10.782516	9.122960	-15.39%	516	2002
	10.716201	10.782516	0.62%	0	2001
	10.000000	10.716201	7.16%	0	2000*

Neuberger Berman Genesis Fund: Trust Class	22.018422	23.333432	5.97%	74,641	2006
	19.161542	22.018422	14.91%	80,219	2005
	16.341892	19.161542	17.25%	64,352	2004
	12.563388	16.341892	30.08%	58,691	2003
	13.108478	12.563388	-4.16%	45,850	2002
	11.838385	13.108478	10.73%	34,501	2001
	10.000000	11.838385	18.38%	3,199	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Guardian Fund: Trust Class	10.858399	12.157079	11.96%	7,411	2006
	10.151579	10.858399	6.96%	11,182	2005
	8.862577	10.151579	14.54%	15,889	2004
	6.644112	8.862577	33.39%	24,635	2003
	9.076231	6.644112	-26.80%	27,557	2002
	9.367629	9.076231	-3.11%	15,878	2001
	10.000000	9.367629	-6.32%	1,872	2000*

Neuberger Berman Partners Fund: Trust Class	13.196806	14.739179	11.69%	7,622	2006
	11.337602	13.196806	16.40%	8,283	2005
	9.641347	11.337602	17.59%	10,699	2004
	7.193149	9.641347	34.04%	10,278	2003
	9.695503	7.193149	-25.81%	12,228	2002
	10.143232	9.695503	-4.41%	10,148	2001
	10.000000	10.143232	1.43%	1,597	2000*

Neuberger Berman Socially Responsive Fund: Trust Class	11.990344	13.530897	12.85%	15,858	2006
	11.294062	11.990344	6.17%	1,900	2005
	10.000000	11.294062	12.94%	181	2004*

Oppenheimer Capital Appreciation Fund: Class A	7.955448	8.450069	6.22%	69,037	2006
	7.690663	7.955448	3.44%	106,415	2005
	7.311994	7.690663	5.18%	101,660	2004
	5.716764	7.311944	27.90%	37,638	2003
	7.846682	5.716764	-27.14%	19,628	2002
	9.097531	7.846682	-13.75%	6,218	2001
	10.000000	9.097531	-9.02%	0	2000*

Oppenheimer Champion Income Fund: Class A	12.285202	13.254152	7.89%	7,836	2006
	12.112269	12.285202	1.43%	5,413	2005
	11.225571	12.112269	7.90%	4,626	2004
	10.000000	11.225571	12.26%	1,009	2003

Oppenheimer Global Fund: Class A	11.835754	13.726422	15.97%	49,663	2006
	10.523431	11.835754	12.47%	70,220	2005
	8.975380	10.523431	17.25%	83,887	2004
	6.349286	8.975380	41.36%	141,111	2003
	8.286766	6.349286	-23.38%	77,741	2002
	9.510099	8.286766	-12.86%	55,857	2001
	10.000000	9.510099	-4.90%	21,663	2000*

Oppenheimer Strategic Income Fund: Class A	14.086780	14.987121	6.39%	9,901	2006
	13.688587	14.086780	2.91%	10,671	2005
	12.639369	13.688587	8.30%	8,308	2004
	10.696998	12.639369	18.16%	8,001	2003
	10.133234	10.696998	5.56%	2,096	2002
	9.903648	10.133234	2.32%	0	2001
	10.000000	9.903648	-0.96%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	13.014465	15.096033	15.99%	73,698	2006
	11.549668	13.014465	12.68%	48,931	2005
	10.000000	11.549668	15.50%	47,756	2004*

PIMCO Total Return Fund: Class A	13.204200	13.503632	2.27%	67,244	2006
	13.051382	13.204200	1.17%	70,471	2005
	12.623970	13.051382	3.39%	66,257	2004
	12.161454	12.623970	3.80%	42,395	2003
	11.226628	12.161454	8.33%	24,697	2002
	10.428383	11.226628	7.65%	3,108	2001
	10.000000	10.428383	4.28%	0	2000*

Putnam International Equity Fund: Class A	16.177018	20.496800	26.70%	0	2006
	14.543965	16.177018	11.23%	0	2005
	12.664564	14.543965	14.84%	0	2004
	10.000000	12.664564	26.65%	22,365	2003*

Putnam Voyager Fund: Class A	12.681923	13.185444	3.97%	3,417	2006
	12.166689	12.681923	4.23%	4,685	2005
	11.750981	12.166689	3.54%	1,637	2004
	10.000000	11.750981	17.51%	421	2003*

Templeton Foreign Fund: Class A	14.131241	16.744933	18.50%	9,581	2006
	12.927745	14.131241	9.31%	10,843	2005
	11.075507	12.927745	16.72%	24,210	2004
	8.588987	11.075507	28.95%	91,787	2003
	9.515922	8.588987	-9.74%	25,404	2002
	10.460943	9.515922	-9.03%	4,980	2001
	10.000000	10.460943	4.61%	1,920	2000*

Van Kampen Growth and Income Fund: Class A	15.157862	17.374034	14.62%	33,279	2006
	13.962703	15.157862	8.56%	20,786	2005
	12.403216	13.962703	12.57%	13,231	2004
	10.000000	12.403216	24.03%	2,074	2003*

Van Kampen Mid Cap Growth Fund: Class A	17.059786	18.373384	7.70%	18,358	2006
	14.681126	17.059786	16.20%	5,576	2005
	12.277752	14.681126	19.58%	1,485	2004
	10.000000	12.277752	22.78%	651	2003*

Van Kampen Real Estate Securities Fund: Class A	19.830905	26.930548	35.80%	37,245	2006
	17.213505	19.830905	15.21%	21,369	2005
	12.747380	17.213505	35.04%	10,630	2004
	10.000000	12.747380	27.47%	1,962	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Waddell & Reed Advisors Small Cap Fund: Class A	15.177609	15.920367	4.89%	5,375	2006
	13.670201	15.177609	11.03%	4,615	2005
	12.216266	13.670201	11.90%	308	2004
	10.000000	12.216266	22.16%	742	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	12.246625	13.952853	13.93%	26,741	2006
	11.066115	12.246625	10.67%	31,153	2005
	10.186121	11.066115	8.64%	38,293	2004
	7.433182	10.186121	37.04%	38,147	2003
	9.318547	7.433182	-20.23%	24,279	2002
	9.595747	9.318547	-2.89%	20,749	2001
	10.000000	9.595747	-4.04%	8,077	2000*

Wells Fargo Advantage Growth Fund: Investor Class	11.884517	12.649781	6.44%	18,495	2006
	11.035980	11.884517	7.69%	13,803	2005
	9.923117	11.035980	11.21%	523	2004
	10.000000	9.923117	-0.77%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	6.823886	7.779724	14.01%	14,252	2006
	7.034085	6.823886	-2.99%	15,451	2005
	6.538896	7.034085	7.57%	15,878	2004
	5.318296	6.538896	22.95%	15,473	2003
	6.886394	5.318296	-22.77%	14,906	2002
	8.720231	6.886394	-21.03%	436	2001
	10.000000	8.720231	-12.80%	0	2000*

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	11.104688	12.484126	12.42%	6,067	2006
	10.000000	11.104688	11.05%	8,371	2005*

Additional Contract Options Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	10.268001	11.221586	9.29%	835	2006
	10.000000	10.268001	2.68%	911	2005*

AIM Dynamics Fund: Investor Class	6.196242	7.130440	15.08%	16,269	2006
	5.685217	6.196242	8.99%	26,392	2005
	5.143074	5.685217	10.54%	33,729	2004
	3.766489	5.143074	36.55%	24,229	2003
	5.699965	3.766489	-33.92%	26,081	2002
	8.601688	5.699965	-33.73%	19,738	2001
	10.000000	8.601688	-13.98%	6,737	2000*

AIM Small Cap Growth Fund: Investor Class	10.000000	10.201835	2.02%	3,218	2006

American Century Growth: Investor Class	6.462257	6.888634	6.60%	4,084	2006
	6.241698	6.462257	3.53%	3,869	2005
	5.750946	6.241698	8.53%	7,133	2004
	4.680989	5.750946	22.86%	3,078	2003
	6.416919	4.680989	-27.05%	3,222	2002
	7.990318	6.416919	-19.69%	2,684	2001
	10.000000	7.990318	-20.10%	1,271	2000*

American Century Income & Growth: Advisor Class	9.377362	10.822205	15.41%	20,929	2006
	9.084259	9.377362	3.23%	18,590	2005
	8.161627	9.084259	11.30%	21,415	2004
	6.390493	8.161627	27.72%	20,729	2003
	8.049205	6.390493	-20.61%	21,272	2002
	8.921936	8.049205	-9.78%	16,997	2001
	10.000000	8.921936	-10.78%	12,233	2000*

American Century International Growth: Advisor Class	7.802228	9.609033	23.16%	1,160	2006
	6.988088	7.802228	11.65%	1,160	2005
	6.151365	6.988088	13.60%	1,230	2004
	4.978951	6.151365	23.55%	7,550	2003
	6.261632	4.978951	-20.48%	2,628	2002
	8.686523	6.261632	-27.92%	2,385	2001
	10.000000	8.686523	-13.13%	424	2000*

American Century Short Term Government: Investor Class	11.561344	11.874544	2.71%	924	2006
	11.515696	11.561344	0.40%	805	2005
	11.585102	11.515696	-0.60%	1,890	2004
	11.602374	11.585102	-0.15%	1,406	2003
	11.164552	11.602374	3.92%	1,251	2002
	10.552010	11.164552	5.80%	51	2001
	10.000000	10.552010	5.52%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Ultra: Investor Class	7.008628	6.693985	-4.49%	4,916	2006
	6.949902	7.008628	0.84%	15,241	2005
	6.357916	6.949902	9.31%	18,927	2004
	5.116815	6.357916	24.26%	25,445	2003
	6.742284	5.116815	-24.11%	25,685	2002
	7.996806	6.742284	-15.69%	33,500	2001
	10.000000	7.996806	-20.03%	635	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	12.568969	15.498527	23.31%	10,347	2006
	11.266025	12.568969	11.57%	54	2005
	10.000000	11.266025	12.66%	1,844	2004*

Dreyfus Appreciation Fund, Inc.	9.164357	10.521812	14.81%	9,527	2006
	8.911139	9.164357	2.84%	11,824	2005
	8.547773	8.911139	4.25%	12,002	2004
	7.190033	8.547773	18.88%	17,519	2003
	8.787708	7.190033	-18.18%	15,142	2002
	9.971475	8.787708	-11.87%	12,845	2001
	10.000000	9.971475	-0.29%	0	2000*

Dreyfus Emerging Leaders Fund	12.076125	12.768505	5.73%	378	2006
	11.201033	12.076125	7.81%	378	2005
	9.929728	11.201033	12.80%	378	2004
	7.209002	9.929728	37.74%	378	2003
	9.143950	7.209002	-21.16%	378	2002
	10.279118	9.143950	-11.04%	378	2001
	10.000000	10.279118	2.79%	378	2000*

Dreyfus Premier Balanced Opportunity Fund: Class Z	9.869947	10.675448	8.16%	2,415	2006
	10.128323	9.869947	-2.55%	2,245	2005
	10.000000	10.128323	1.28%	2,225	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	6.028190	6.489238	7.65%	2,961	2006
	5.899774	6.028190	2.18%	2,928	2005
	5.640153	5.899774	4.60%	3,251	2004
	4.537463	5.640153	24.30%	12,177	2003
	6.505996	4.537463	-30.26%	11,267	2002
	8.637533	6.505996	-24.68%	11,068	2001
	10.000000	8.637533	-13.62%	1,907	2000*

Federated Bond Fund: Class F Shares	13.795498	14.416968	4.50%	2,098	2006
	13.711455	13.795498	0.61%	2,028	2005
	13.003230	13.711455	5.45%	6,264	2004
	11.666247	13.003230	11.46%	2,635	2003
	11.048420	11.666247	5.59%	2,552	2002
	10.425562	11.048420	5.97%	1,659	2001
	10.000000	10.425562	4.26%	1,463	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Equity Income Fund, Inc.: Class F Shares	8.404535	10.182004	21.15%	803	2006
	8.261560	8.404535	1.73%	803	2005
	7.405433	8.261560	11.56%	1,961	2004
	6.050613	7.405433	22.39%	1,821	2003
	7.604302	6.050613	-20.43%	1,919	2002
	8.682558	7.604302	-12.42%	1,568	2001
	10.000000	8.682558	-13.17%	0	2000*

Federated High Yield Trust	11.958941	13.100174	9.54%	2,586	2006
	11.822724	11.958941	1.15%	2,151	2005
	10.725017	11.822724	10.24%	3,199	2004
	8.843020	10.725017	21.28%	3,006	2003
	8.949518	8.843020	-1.19%	3,806	2002
	9.237583	8.949518	-3.12%	1,468	2001
	10.000000	9.237583	-7.62%	0	2000*

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.708083	13.088592	2.99%	1,129	2006
	12.609529	12.708083	0.78%	974	2005
	12.370655	12.609529	1.93%	1,237	2004
	11.813789	12.370655	4.71%	92	2003
	10.984556	11.813789	7.55%	0	2002
	10.359505	10.984556	6.03%	0	2001
	10.000000	10.359505	3.60%	0	2000*

Fidelity Advisor Balanced Fund: Class A	10.455354	11.514207	10.13%	8,060	2006
	10.056100	10.455354	3.97%	7,516	2005
	9.680921	10.056100	3.88%	4,676	2004
	8.316959	9.680921	16.40%	4,345	2003
	9.234738	8.316959	-9.94%	3,581	2002
	9.516271	9.234738	-2.96%	2,780	2001
	10.000000	9.516271	-4.84%	427	2000*

Fidelity Advisor Equity Growth Fund: Class A	6.721340	7.071920	5.22%	1,864	2006
	6.458610	6.721340	4.07%	10,087	2005
	6.359381	6.458610	1.56%	11,358	2004
	7.876002	6.359381	30.42%	2,612	2003
	10.748327	8.968307	-16.56%	13,171	2002
	8.772116	7.107758	-18.97%	150	2001
	10.000000	8.772116	-12.28%	0	2000*

Fidelity Advisor Equity Income Fund: Class A	13.268641	15.340399	15.61%	10,956	2006
	12.624929	13.268641	5.10%	11,322	2005
	11.402633	12.624929	10.72%	10,744	2004
	8.968307	11.402633	27.14%	14,532	2003
	10.748327	8.968307	-16.56%	13,171	2002
	11.131035	10.748327	-3.44%	14,777	2001
	10.000000	11.131035	11.31%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Growth Opportunities Fund: Class A	7.886302	8.179614	3.72%	1,488	2006
	7.351322	7.886302	6.99%	6,172	2005
	6.951912	7.351322	5.75%	1,533	2004
	5.440694	6.951912	27.78%	1,449	2003
	7.094414	5.440694	-23.31%	1,257	2002
	8.454422	7.094414	-16.09%	612	2001
	10.000000	8.454422	-15.46%	0	2000*

Fidelity Advisor High Income Advantage Fund: Class T	13.888868	15.854691	14.15%	1,360	2006
	13.443943	13.888868	3.31%	1,360	2005
	11.853244	13.443943	13.42%	1,395	2004
	8.356954	11.853244	41.84%	2,080	2003
	8.817933	8.356954	-5.23%	1,310	2002
	9.037095	8.817933	-2.43%	1,296	2001
	10.000000	9.037095	-9.63%	615	2000*

Fidelity Advisor Overseas Fund: Class A	10.242907	12.032264	17.47%	7	2006
	9.073477	10.242907	12.89%	7,799	2005
	8.131129	9.073477	11.59%	7,799	2004
	5.705561	8.131129	42.51%	4,853	2003
	7.234357	5.705561	-21.13%	56	2002
	9.173113	7.234357	-21.14%	0	2001
	10.000000	9.173113	-8.27%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	12.946101	15.062075	16.34%	10,899	2006
	11.040339	12.946101	17.26%	209	2005
	10.000000	11.040339	10.40%	2,101	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	20.006081	22.987339	14.90%	11,894	2006
	18.266623	20.006081	9.52%	13,530	2005
	14.762149	18.266623	23.74%	11,839	2004
	11.536558	14.762149	27.96%	9,345	2003
	12.423522	11.536558	-7.14%	7,334	2002
	10.689496	12.423522	16.22%	5,996	2001
	10.000000	10.689496	6.89%	0	2000*

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	15.334434	17.865726	16.51%	16,218	2006
	14.118627	15.334434	8.61%	12,758	2005
	12.597135	14.118627	12.08%	11,720	2004
	10.109649	12.597135	24.61%	12,940	2003
	11.528653	10.109649	-12.31%	12,553	2002
	11.020957	11.528653	4.61%	7,989	2001
	10.000000	11.020957	10.21%	1,098	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Small-Mid Cap Growth Fund: Class A	7.706217	8.182470	6.18%	11,819	2006
	7.059059	7.706217	9.17%	19,730	2005
	6.323893	7.059059	11.63%	26,951	2004
	4.651353	6.323893	35.96%	25,749	2003
	6.688950	4.651353	-30.46%	25,389	2002
	8.524143	6.688950	-21.53%	20,740	2001
	10.000000	8.524143	-14.76%	2,066	2000*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	12.538624	15.039750	19.95%	7,207	2006
	11.528731	12.538624	8.76%	403	2005
	10.000000	11.528731	15.29%	4,750	2004*

J.P. Morgan NVIT Balanced Fund: Class I	10.648001	11.803271	10.85%	165	2006
	10.515057	10.648001	1.26%	199	2005
	9.814753	10.515057	7.14%	239	2004
	8.393353	9.814753	16.93%	27	2003
	9.693136	8.393353	-13.41%	27	2002
	10.000000	9.693136	-3.07%	10	2001*

Janus Adviser Balanced Fund: I Shares	10.860987	11.840583	9.02%	5,660	2006
	10.214991	10.860987	6.32%	5,706	2005
	9.541282	10.214991	7.06%	6,598	2004
	8.475036	9.541282	12.58%	5,626	2003
	9.185750	8.475036	-7.74%	4,602	2002
	9.776049	9.185750	-6.04%	2,340	2001
	10.000000	9.776049	-2.24%	0	2000*

Janus Adviser International Growth Fund: I Shares	10.239648	14.624963	42.83%	882	2006
	7.871278	10.239648	30.09%	882	2005
	6.650620	7.871278	18.35%	1,065	2004
	4.996933	6.650620	33.09%	4,599	2003
	6.803385	4.996933	-26.55%	1,020	2002
	8.923087	6.803385	-23.76%	510	2001
	10.000000	8.923087	-10.77%	0	2000*

Janus Adviser Worldwide Fund: I Shares	6.609424	7.632225	15.47%	5,042	2006
	6.309917	6.609424	4.75%	10,101	2005
	6.101021	6.309917	3.42%	11,882	2004
	5.029762	6.101021	21.30%	36,613	2003
	6.883244	5.029762	-26.93%	35,553	2002
	8.832466	6.883244	-22.07%	32,550	2001
	10.000000	8.832466	-11.68%	596	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Fund	5.740458	6.269235	9.21%	20,768	2006
	5.590425	5.740458	2.68%	27,953	2005
	5.407741	5.590425	3.38%	32,978	2004
	4.157816	5.407741	30.06%	32,740	2003
	5.812575	4.157816	-28.47%	36,623	2002
	7.966367	5.812575	-27.04%	43,583	2001
	10.000000	7.966367	-20.34%	12,558	2000*

Janus Twenty Fund	5.890471	6.532453	10.90%	22,780	2006
	5.451325	5.890471	8.06%	34,451	2005
	4.455692	5.451325	22.35%	39,683	2004
	3.600786	4.455692	23.74%	62,232	2003
	4.799250	3.600786	-24.97%	61,727	2002
	6.865273	4.799250	-30.09%	54,277	2001
	10.000000	6.865273	-31.35%	9,400	2000*

Janus Worldwide Fund	5.842125	6.801932	16.43%	11,648	2006
	5.589358	5.842125	4.52%	11,955	2005
	5.363196	5.589358	4.22%	13,923	2004
	4.371576	5.363196	22.68%	15,685	2003
	5.983612	4.371576	-26.94%	15,774	2002
	7.857420	5.983612	-23.85%	15,774	2001
	10.000000	7.857420	-21.43%	13,661	2000*

Lazard Small Cap Portfolio: Open Shares	16.149695	18.623031	15.32%	385	2006
	15.735583	16.149695	2.63%	4,594	2005
	13.868624	15.735583	13.46%	5,649	2004
	10.135587	13.868624	36.83%	643	2003
	12.490226	10.135587	-18.85%	2,530	2002
	10.748184	12.490226	16.21%	191	2001
	10.000000	10.748184	7.48%	0	2000*

Nationwide Bond Fund: Class D	13.723662	14.148558	3.10%	1,335	2006
	13.475719	13.723662	1.84%	1,469	2005
	13.017763	13.475719	3.52%	1,312	2004
	12.390913	13.017763	5.06%	2,504	2003
	11.483487	12.390913	7.90%	2,642	2002
	10.587355	11.483487	8.46%	2,219	2001
	10.000000	10.587355	5.87%	253	2000*

Nationwide Bond Index Fund: Class A	12.605209	12.914599	2.45%	703	2006
	12.530415	12.605209	0.60%	721	2005
	12.232479	12.530415	2.44%	727	2004
	12.006035	12.232479	1.89%	783	2003
	11.107857	12.006035	8.09%	679	2002
	10.498429	11.107857	5.80%	326	2001
	10.000000	10.498429	4.98%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Government Bond Fund: Class D	13.367462	13.710231	2.56%	338	2006
	13.170549	13.367462	1.50%	891	2005
	12.895414	13.170549	2.13%	890	2004
	12.815484	12.895414	0.62%	1,175	2003
	11.693717	12.815484	9.59%	1,178	2002
	10.965038	11.693717	6.65%	36	2001
	10.000000	10.965038	9.65%	0	2000*

Nationwide Growth Fund: Class A	11.347626	11.878513	4.68%	715	2006
	10.828957	11.347626	4.79%	631	2005
	10.173125	10.828957	6.45%	617	2004
	10.000000	10.173125	1.73%	508	2003*

Nationwide Growth Fund: Class D	5.448464	5.720115	4.99%	4	2006
	5.177920	5.448464	5.22%	4	2005
	4.850005	5.177920	6.76%	4	2004
	3.692057	4.850005	31.36%	4	2003
	5.244071	3.692057	-29.60%	4	2002
	7.354379	5.244071	-28.69%	1,729	2001
	10.000000	7.354379	-26.46%	0	2000*

Nationwide NMF Investor Destinations Conservative Fund: Service Class	11.255937	11.795297	4.79%	1,157	2006
	11.044879	11.255937	1.91%	254	2005
	10.675420	11.044879	3.46%	135	2004
	10.042339	10.675420	6.30%	34	2003
	10.116905	10.042339	-0.74%	0	2002
	10.031767	10.116905	0.85%	0	2001
	10.000000	10.031767	0.32%	0	2000*

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class	11.177664	11.976332	7.15%	14,621	2006
	10.841283	11.177664	3.10%	13,761	2005
	10.254387	10.841283	5.72%	139	2004
	9.146530	10.254387	12.11%	59	2003
	9.672375	9.146530	-5.44%	0	2002
	9.910766	9.672375	-2.41%	0	2001
	10.000000	9.910766	-0.89%	0	2000*

Nationwide NMF Investor Destinations Moderate Fund: Service Class	10.869303	11.955954	10.00%	19,170	2006
	10.442372	10.869303	4.09%	19,585	2005
	9.664461	10.442372	8.05%	13,551	2004
	8.175467	9.664461	18.21%	5,125	2003
	9.153360	8.175467	-10.68%	794	2002
	9.732005	9.153360	-5.95%	367	2001
	10.000000	9.732005	-2.68%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class	10.659015	12.046410	13.02%	5,586	2006
	10.083985	10.659015	5.70%	5,556	2005
	9.109664	10.083985	10.70%	5,227	2004
	7.303278	9.109664	24.73%	2,672	2003
	8.643486	7.303278	-15.51%	0	2002
	9.596497	8.643486	-9.93%	0	2001
	10.000000	9.596497	-4.04%	0	2000*

Nationwide NMF Investor Destinations Aggressive Fund: Class A	10.391091	11.988205	15.37%	1,021	2006
	9.756735	10.391091	6.50%	1,581	2005
	8.666547	9.756735	12.58%	1,144	2004
	6.664095	8.666547	30.05%	559	2003
	8.270286	6.664095	-19.42%	276	2002
	9.458313	8.270286	-12.56%	57	2001
	10.000000	9.458313	-5.42%	0	2000*

Nationwide International Index Fund: Class A	10.691980	13.265330	24.07%	14	2006
	9.537837	10.691980	12.10%	14	2005
	8.107094	9.537837	17.65%	14	2004
	5.990938	8.107094	35.32%	2,857	2003
	7.371729	5.990938	-18.73%	0	2002
	9.635373	7.371729	-23.49%	0	2001
	10.000000	9.635373	-3.65%	0	2000*

Nationwide Large Cap Value Fund: Class A	13.803174	16.499334	19.53%	6,552	2006
	12.979235	13.803174	5.94%	6,667	2005
	11.341800	12.979235	14.44%	5,593	2004
	8.970753	11.341800	26.43%	405	2003
	10.537091	8.970753	-14.86%	384	2002
	11.206898	10.537091	-5.98%	359	2001
	10.000000	11.206898	12.07%	0	2000*

Nationwide Mid Cap Market Index Fund: Class A	13.271220	14.360474	8.21%	2,384	2006
	12.017811	13.271220	10.43%	2,443	2005
	10.529334	12.017811	14.14%	845	2004
	7.934376	10.529334	32.71%	437	2003
	9.483442	7.934376	-16.33%	403	2002
	9.778319	9.483442	-3.02%	0	2001
	10.000000	9.778319	-2.22%	0	2000*

Nationwide Money Market Fund: Service Class	10.493841	10.816841	3.08%	10,414	2006
	10.360324	10.493841	1.29%	12,241	2005
	10.420989	10.360324	-0.58%	11,683	2004
	10.500062	10.420989	-0.75%	104,466	2003
	10.527209	10.500062	-0.26%	21,913	2002
	10.311743	10.527209	2.09%	3,642	2001
	10.000000	10.311743	3.12%	3,555	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide® Fund: Class D	9.787692	11.003770	12.42%	3,201	2006
	9.231608	9.787692	6.02%	2,571	2005
	8.516240	9.231608	8.40%	2,190	2004
	6.785187	8.516240	25.51%	1,699	2003
	8.291298	6.785187	-18.16%	1,659	2002
	9.535992	8.291298	-13.05%	1,126	2001
	10.000000	9.535992	-4.64%	0	2000*

Nationwide S&P 500® Index Fund: Service Class	8.373173	9.521962	13.72%	19,656	2006
	8.133729	8.373173	2.94%	19,485	2005
	7.467860	8.133729	8.92%	21,744	2004
	5.917876	7.467860	26.19%	26,156	2003
	7.749987	5.917876	-23.64%	26,252	2002
	8.952563	7.749987	-13.43%	26,224	2001
	10.000000	8.952563	-10.47%	13,854	2000*

Nationwide Small Cap Fund: Class A	17.292503	22.056370	27.55%	2,260	2006
	14.293131	17.292503	20.98%	1,263	2005
	11.508569	14.293131	24.20%	2,125	2004
	7.873769	11.508569	46.16%	1,707	2003
	9.789141	7.873769	-19.57%	473	2002
	10.104415	9.789141	-3.12%	314	2001
	10.000000	10.104415	1.04%	0	2000*

Nationwide Small Cap Index Fund: Class A	12.771702	14.781342	15.74%	9,463	2006
	12.394860	12.771702	3.04%	6,489	2005
	10.658775	12.394860	16.29%	6,984	2004
	7.421210	10.658775	43.63%	2,900	2003
	9.505602	7.421210	-21.93%	579	2002
	9.468307	9.505602	0.39%	34	2001
	10.000000	9.468307	-5.32%	0	2000*

Nationwide Value Opportunities Fund: Class A	14.677502	17.080634	16.37%	1,174	2006
	13.775386	14.677502	6.55%	4,246	2005
	12.300845	13.775386	11.99%	4,227	2004
	9.112582	12.300845	34.99%	297	2003
	10.775717	9.112582	-15.43%	407	2002
	10.714896	10.775717	0.57%	61	2001
	10.000000	10.714896	7.15%	0	2000*

Neuberger Berman Genesis Fund: Trust Class	21.955407	23.254911	5.92%	12,411	2006
	19.116346	21.955407	14.85%	12,135	2005
	16.311595	19.116346	17.19%	10,492	2004
	12.546432	16.311595	30.01%	8,161	2003
	13.097428	12.546432	-4.21%	7,872	2002
	11.834435	13.097428	10.67%	1,073	2001
	10.000000	11.834435	18.34%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Guardian Fund: Trust Class	10.827329	12.116181	11.90%	567	2006
	10.127638	10.827329	6.91%	4,649	2005
	8.846154	10.127638	14.49%	5,841	2004
	6.635151	8.846154	33.32%	567	2003
	9.068584	6.635151	-26.83%	567	2002
	9.364503	9.068584	-3.16%	0	2001
	10.000000	9.364503	-6.35%	0	2000*

Neuberger Berman Partners Fund: Trust Class	13.159036	14.689587	11.63%	1,229	2006
	11.310857	13.159036	16.34%	5,975	2005
	9.623468	11.310857	17.53%	5,873	2004
	7.183433	9.623468	33.97%	2,113	2003
	9.687316	7.183433	-25.85%	2,316	2002
	10.139842	9.687316	-4.46%	2,389	2001
	10.000000	10.139842	1.40%	0	2000*

Neuberger Berman Socially Responsive Fund: Trust Class	11.980291	13.512736	12.79%	270	2006
	11.290283	11.980291	6.11%	313	2005
	10.000000	11.290283	12.90%	7	2004*

Oppenheimer Capital Appreciation Fund: Class A	7.934355	8.423410	6.16%	5,200	2006
	7.674143	7.934355	3.39%	9,767	2005
	7.299928	7.674143	5.13%	9,045	2004
	5.710251	7.299928	27.84%	6,789	2003
	7.841725	5.710251	-27.18%	6,166	2002
	9.096421	7.841725	-13.79%	3,854	2001
	10.000000	9.096421	-9.04%	0	2000*

Oppenheimer Champion Income Fund: Class A	12.268612	13.229572	7.83%	958	2006
	12.102022	12.268612	1.38%	953	2005
	11.221755	12.102022	7.84%	949	2004
	10.000000	11.221755	12.22%	0	2003

Oppenheimer Global Fund: Class A	11.801884	13.680228	15.92%	10,318	2006
	10.498606	11.801884	12.41%	18,115	2005
	8.958737	10.498606	17.19%	20,334	2004
	6.340718	8.958737	41.29%	19,394	2003
	8.279781	6.340718	-23.42%	17,227	2002
	9.506920	8.279781	-12.91%	14,297	2001
	10.000000	9.506920	-4.93%	1,368	2000*

Oppenheimer Strategic Income Fund: Class A	14.049441	14.939850	6.34%	994	2006
	13.659196	14.049441	2.86%	886	2005
	12.618618	13.659196	8.25%	448	2004
	10.684842	12.618618	18.10%	2,355	2003
	10.126843	10.684842	5.51%	2,117	2002
	9.902442	10.126843	2.27%	2,094	2001
	10.000000	9.902442	-0.98%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	13.003547	15.075751	15.94%	11,707	2006
	11.545805	13.003547	12.63%	9,605	2005
	10.000000	11.545805	15.46%	9,297	2004*

PIMCO Total Return Fund: Class A	13.169144	13.460985	2.22%	5,097	2006
	13.023306	13.169144	1.12%	5,002	2005
	12.603192	13.023306	3.33%	7,643	2004
	12.147584	12.603192	3.75%	8,075	2003
	11.219503	12.147584	8.27%	9,495	2002
	10.427070	11.219503	7.60%	367	2001
	10.000000	10.427070	4.27%	0	2000*

Putnam International Equity Fund: Class A	16.155233	20.458858	26.64%	0	2006
	14.531712	16.155233	11.17%	0	2005
	12.660296	14.531712	14.78%	0	2004
	10.000000	12.660296	26.60%	1,817	2003*

Putnam Voyager Fund: Class A	12.664819	13.161011	3.92%	0	2006
	12.156415	12.664819	4.18%	0	2005
	11.747010	12.156415	3.49%	0	2004
	10.000000	11.747010	17.47%	0	2003*

Templeton Foreign Fund: Class A	14.090775	16.688569	18.44%	575	2006
	12.897232	14.090775	9.25%	656	2005
	11.054959	12.897232	16.66%	777	2004
	8.577393	11.054959	28.88%	4,190	2003
	9.507892	8.577393	-9.79%	1,070	2002
	10.457445	9.507892	-9.08%	75	2001
	10.000000	10.457445	4.57%	0	2000*

Van Kampen Growth and Income Fund: Class A	15.137442	17.341880	14.56%	2,860	2006
	13.950938	15.137442	8.50%	3,502	2005
	12.399029	13.950938	12.52%	1,471	2004
	10.000000	12.399029	23.99%	444	2003*

Van Kampen Mid Cap Growth Fund: Class A	17.036792	18.339365	7.65%	4,918	2006
	14.668738	17.036792	16.14%	0	2005
	12.273609	14.668738	19.51%	1,154	2004
	10.000000	12.273609	22.74%	0	2003*

Van Kampen Real Estate Securities Fund: Class A	19.804191	26.880707	35.73%	5,157	2006
	17.198981	19.804191	15.15%	3,904	2005
	12.743071	17.198981	34.97%	2,138	2004
	10.000000	12.743071	27.43%	741	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Waddell & Reed Advisors Small Cap Fund: Class A	15.157131	15.890860	4.84%	688	2006
	13.658651	15.157131	10.97%	688	2005
	12.212131	13.658651	11.84%	688	2004
	10.000000	12.212131	22.12%	5	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	12.211584	13.905904	13.87%	3,762	2006
	11.040013	12.211584	10.61%	9,294	2005
	10.167241	11.040013	8.58%	9,140	2004
	7.423148	10.167241	36.97%	6,173	2003
	9.310678	7.423148	-20.27%	13,445	2002
	9.592533	9.310678	-2.94%	19,557	2001
	10.000000	9.592533	-4.07%	335	2000*

Wells Fargo Advantage Growth Fund: Investor Class	11.871570	12.629624	6.39%	7,407	2006
	11.029520	11.871570	7.63%	0	2005
	9.922320	11.029520	11.16%	0	2004
	10.000000	9.922320	-0.78%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	6.805822	7.755220	13.95%	427	2006
	7.018997	6.805822	-3.04%	0	2005
	6.528172	7.018997	7.52%	1,854	2004
	5.312256	6.528172	22.89%	669	2003
	6.882044	5.312256	-22.81%	581	2002
	8.719171	6.882044	-21.07%	0	2001
	10.000000	8.719171	-12.81%	0	2000*

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	11.100597	12.473238	12.37%	1,727	2006
	10.000000	11.100597	11.01%	4,001	2005*

Additional Contract Options Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	10.265608	11.213307	9.23%	0	2006
	10.000000	10.265608	2.66%	0	2005*

AIM Dynamics Fund: Investor Class	6.178470	7.106392	15.02%	186	2006
	5.671776	6.178470	8.93%	213	2005
	5.133510	5.671776	10.49%	219	2004
	3.761381	5.133510	36.48%	235	2003
	5.695129	3.761381	-33.95%	1,133	2002
	8.598799	5.695129	-33.77%	1,038	2001
	10.000000	8.598799	-14.01%	0	2000*

AIM Small Cap Growth Fund: Investor Class	10.000000	10.198082	1.98%	128	2006

American Century Growth: Investor Class	6.443761	6.865436	6.54%	0	2006
	6.226963	6.443761	3.48%	0	2005
	5.740277	6.226963	8.48%	0	2004
	4.674668	5.740277	22.80%	0	2003
	6.411496	4.674668	-27.09%	545	2002
	7.987637	6.411496	-19.73%	501	2001
	10.000000	7.987637	-20.12%	0	2000*

American Century Income & Growth: Advisor Class	9.350512	10.785772	15.35%	1,912	2006
	9.062817	9.350512	3.17%	648	2005
	8.146479	9.062817	11.25%	1,145	2004
	6.381861	8.146479	27.65%	1,485	2003
	8.042401	6.381861	-20.65%	1,519	2002
	8.918944	8.042401	-9.83%	1,555	2001
	10.000000	8.918944	-10.81%	56	2000*

American Century International Growth: Advisor Class	7.779870	9.576660	23.10%	0	2006
	6.971582	7.779870	11.59%	0	2005
	6.139943	6.971582	13.54%	0	2004
	4.972216	6.139943	23.49%	0	2003
	6.256338	4.972216	-20.53%	0	2002
	8.683607	6.256338	-27.95%	0	2001
	10.000000	8.683607	-13.16%	0	2000*

American Century Short Term Government: Investor Class	11.528231	11.834566	2.66%	604	2006
	11.488511	11.528231	0.35%	636	2005
	11.563606	11.488511	-0.65%	714	2004
	11.586718	11.563606	-0.20%	898	2003
	11.155138	11.586718	3.87%	931	2002
	10.548476	11.155138	5.75%	967	2001
	10.000000	10.548476	5.48%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Ultra: Investor Class	6.988522	6.671413	-4.54%	808	2006
	6.933475	6.988522	0.79%	412	2005
	6.346108	6.933475	9.26%	607	2004
	5.109900	6.346108	24.19%	517	2003
	6.736581	5.109900	-24.15%	921	2002
	7.994131	6.736581	-15.73%	1,234	2001
	10.000000	7.994131	-20.06%	0	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	12.558427	15.477711	23.25%	0	2006
	11.262256	12.558427	11.51%	0	2005
	10.000000	11.262256	12.62%	0	2004*

Dreyfus Appreciation Fund, Inc.	9.138104	10.486370	14.75%	4,519	2006
	8.890103	9.138104	2.79%	4,495	2005
	8.531914	8.890103	4.20%	4,603	2004
	7.180318	8.531914	18.82%	4,466	2003
	8.780286	7.180318	-18.22%	4,582	2002
	9.968140	8.780286	-11.92%	5,631	2001
	10.000000	9.968140	-0.32%	0	2000*

Dreyfus Emerging Leaders Fund	12.041500	12.725462	5.68%	0	2006
	11.174553	12.041500	7.76%	0	2005
	9.911270	11.174553	12.75%	0	2004
	7.199242	9.911270	37.67%	0	2003
	9.136222	7.199242	-21.20%	0	2002
	10.275676	9.136222	-11.09%	0	2001
	10.000000	10.275676	2.76%	0	2000*

Dreyfus Premier Balanced Opportunity Fund: Class Z	9.864760	10.664454	8.11%	0	2006
	10.128127	9.864760	-2.60%	0	2005
	10.000000	10.128127	1.28%	0	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	6.010876	6.467319	7.59%	0	2006
	5.885798	6.010876	2.13%	0	2005
	5.629649	5.885798	4.55%	0	2004
	4.531317	5.629649	24.24%	0	2003
	6.500494	4.531317	-30.29%	0	2002
	8.634638	6.500494	-24.72%	0	2001
	10.000000	8.634638	-13.65%	0	2000*

Federated Bond Fund: Class F Shares	13.755987	14.368413	4.45%	0	2006
	13.679102	13.755987	0.56%	0	2005
	12.979119	13.679102	5.39%	0	2004
	11.650514	12.979119	11.40%	0	2003
	11.039112	11.650514	5.54%	0	2002
	10.422072	11.039112	5.92%	0	2001
	10.000000	10.422072	4.22%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Equity Income Fund, Inc.: Class F Shares	8.382260	10.149885	21.09%	0	2006
	8.243822	8.382260	1.68%	0	2005
	7.393264	8.243822	11.50%	0	2004
	6.043726	7.393264	22.33%	0	2003
	7.599504	6.043726	-20.47%	0	2002
	8.681500	7.599504	-12.46%	0	2001
	10.000000	8.681500	-13.19%	0	2000*

Federated High Yield Trust	11.924642	13.056005	9.49%	395	2006
	11.794772	11.924642	1.10%	464	2005
	10.705081	11.794772	10.18%	491	2004
	8.831051	10.705081	21.22%	519	2003
	8.941931	8.831051	-1.24%	549	2002
	9.234453	8.941931	-3.17%	583	2001
	10.000000	9.234453	-7.66%	0	2000*

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.674334	13.047243	2.94%	0	2006
	12.582394	12.674334	0.73%	0	2005
	12.350289	12.582394	1.88%	0	2004
	11.800315	12.350289	4.66%	0	2003
	10.977587	11.800315	7.49%	0	2002
	10.358205	10.977587	5.98%	0	2001
	10.000000	10.358205	3.58%	0	2000*

Fidelity Advisor Balanced Fund: Class A	10.425398	11.475415	10.07%	0	2006
	10.032354	10.425398	3.92%	0	2005
	9.662959	10.032354	3.82%	0	2004
	8.305732	9.662959	16.34%	0	2003
	9.226946	8.305732	-9.98%	0	2002
	9.513092	9.226946	-3.01%	0	2001
	10.000000	9.513092	-4.87%	0	2000*

Fidelity Advisor Equity Growth Fund: Class A	6.703503	7.049586	5.16%	0	2006
	6.444724	6.703503	4.02%	0	2005
	6.348915	6.444724	1.51%	0	2004
	4.870447	6.348915	30.36%	0	2003
	7.103265	4.870447	-31.43%	0	2002
	8.771039	7.103265	-19.01%	0	2001
	10.000000	8.771039	-12.29%	0	2000*

Fidelity Advisor Equity Income Fund: Class A	13.230641	15.288749	15.56%	1,513	2006
	12.595125	13.230641	5.05%	959	2005
	11.381485	12.595125	10.66%	974	2004
	8.956187	11.381485	27.08%	381	2003
	10.739262	8.956187	-16.60%	381	2002
	11.127322	10.739262	-3.49%	466	2001
	10.000000	11.127322	11.27%	46	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Growth Opportunities Fund: Class A	7.863693	8.152045	3.67%	636	2006
	7.333949	7.863693	6.94%	0	2005
	6.939003	7.333949	5.69%	0	2004
	5.433336	6.939003	27.71%	0	2003
	7.088419	5.433336	-23.35%	0	2002
	8.451595	7.088419	-16.13%	0	2001
	10.000000	8.451595	-15.48%	0	2000*

Fidelity Advisor High Income Advantage Fund: Class T	13.849093	15.801306	14.10%	0	2006
	13.412215	13.849093	3.26%	0	2005
	11.831255	13.412215	13.36%	0	2004
	8.345676	11.831255	41.77%	0	2003
	8.810489	8.345676	-5.28%	0	2002
	9.034070	8.810489	-2.47%	0	2001
	10.000000	9.034070	-9.66%	0	2000*

Fidelity Advisor Overseas Fund: Class A	10.215737	11.994284	17.41%	0	2006
	9.053978	10.215737	12.83%	0	2005
	8.117769	9.053978	11.53%	0	2004
	5.699076	8.117769	42.44%	1,459	2003
	7.229793	5.699076	-21.17%	0	2002
	9.171999	7.229793	-21.18%	0	2001
	10.000000	9.171999	-8.28%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	12.935248	15.041844	16.29%	136	2006
	11.036651	12.935248	17.20%	62	2005
	10.000000	11.036651	10.37%	0	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	19.953063	22.914846	14.84%	1,811	2006
	18.227422	19.953063	9.47%	1,406	2005
	14.737925	18.227422	23.68%	1,159	2004
	11.523452	14.737925	27.90%	55	2003
	12.415691	11.523452	-7.19%	0	2002
	10.688197	12.415691	16.16%	0	2001
	10.000000	10.688197	6.88%	0	2000*

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	15.290529	17.805584	16.45%	6,114	2006
	14.085310	15.290529	8.56%	3,962	2005
	12.573771	14.085310	12.02%	4,010	2004
	10.095992	12.573771	24.54%	3,627	2003
	11.518915	10.095992	-12.35%	3,625	2002
	11.017274	11.518915	4.55%	4,512	2001
	10.000000	11.017274	10.17%	48	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Small-Mid Cap Growth Fund: Class A	7.684156	8.154926	6.13%	1,489	2006
	7.042397	7.684156	9.11%	0	2005
	6.312164	7.042397	11.57%	0	2004
	4.645069	6.312164	35.89%	963	2003
	6.683300	4.645069	-30.50%	984	2002
	8.521284	6.683300	-21.57%	2,277	2001
	10.000000	8.521284	-14.79%	0	2000*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	12.528108	15.019561	19.89%	1,777	2006
	11.524879	12.528108	8.70%	0	2005
	10.000000	11.524879	15.25%	0	2004*

J.P. Morgan NVIT Balanced Fund: Class I	10.624217	11.770961	10.79%	0	2006
	10.496867	10.624217	1.21%	0	2005
	9.802732	10.496867	7.08%	0	2004
	8.387312	9.802732	16.88%	0	2003
	9.691085	8.387312	-13.45%	0	2002
	10.000000	9.691085	-3.09%	0	2001*

Janus Adviser Balanced Fund: I Shares	10.832198	11.803223	8.96%	434	2006
	10.193063	10.832198	6.27%	434	2005
	9.525617	10.193063	7.01%	434	2004
	8.465394	9.525617	12.52%	434	2003
	9.179953	8.465394	-7.78%	434	2002
	9.774860	9.179953	-6.09%	434	2001
	10.000000	9.774860	-2.25%	0	2000*

Janus Adviser International Growth Fund: I Shares	10.212503	14.578840	42.75%	497	2006
	7.854372	10.212503	30.02%	504	2005
	6.639687	7.854372	18.29%	511	2004
	4.991247	6.639687	33.03%	517	2003
	6.799087	4.991247	-26.59%	524	2002
	8.921998	6.799087	-23.79%	533	2001
	10.000000	8.921998	-10.78%	0	2000*

Janus Adviser Worldwide Fund: I Shares	6.591904	7.608146	15.42%	2	2006
	6.296361	6.591904	4.69%	2	2005
	6.090986	6.296361	3.37%	101	2004
	5.024026	6.090986	21.24%	1,005	2003
	6.878887	5.024026	-26.96%	983	2002
	8.831383	6.878887	-22.11%	988	2001
	10.000000	8.831383	-11.69%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Fund	5.723993	6.248097	9.16%	3,656	2006
	5.577204	5.723993	2.63%	3,653	2005
	5.397680	5.577204	3.33%	3,655	2004
	4.152184	5.397680	30.00%	3,645	2003
	5.807656	4.152184	-28.50%	4,502	2002
	7.963696	5.807656	-27.07%	4,731	2001
	10.000000	7.963696	-20.36%	0	2000*

Janus Twenty Fund	5.873640	6.510498	10.84%	780	2006
	5.438489	5.873640	8.00%	780	2005
	4.447452	5.438489	22.28%	922	2004
	3.595928	4.447452	23.68%	1,244	2003
	4.795193	3.595928	-25.01%	1,959	2002
	6.862971	4.795193	-30.13%	2,460	2001
	10.000000	6.862971	-31.37%	1,393	2000*

Janus Worldwide Fund	5.825376	6.779014	16.37%	0	2006
	5.576154	5.825376	4.47%	0	2005
	5.353237	5.576154	4.16%	0	2004
	4.365664	5.353237	22.62%	0	2003
	5.978543	4.365664	-26.98%	0	2002
	7.854786	5.978543	-23.89%	0	2001
	10.000000	7.854786	-21.45%	0	2000*

Lazard Small Cap Portfolio: Open Shares	16.103462	18.560336	15.26%	0	2006
	15.698453	16.103462	2.58%	0	2005
	13.842904	15.698453	13.40%	337	2004
	10.121904	13.842904	36.76%	337	2003
	12.479702	10.121904	-18.89%	337	2002
	10.744604	12.479702	16.15%	337	2001
	10.000000	10.744604	7.45%	55	2000*

Nationwide Bond Fund: Class D	13.684300	14.100854	3.04%	0	2006
	13.443856	13.684300	1.79%	0	2005
	12.993563	13.443856	3.47%	0	2004
	12.374141	12.993563	5.01%	0	2003
	11.473753	12.374141	7.85%	0	2002
	10.583768	11.473753	8.41%	0	2001
	10.000000	10.583768	5.84%	0	2000*

Nationwide Bond Index Fund: Class A	12.571728	12.873793	2.40%	320	2006
	12.503446	12.571728	0.55%	320	2005
	12.212333	12.503446	2.38%	0	2004
	11.992332	12.212333	1.83%	0	2003
	11.100801	11.992332	8.03%	0	2002
	10.497107	11.100801	5.75%	0	2001
	10.000000	10.497107	4.97%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Government Bond Fund: Class D	13.329154	13.664033	2.51%	1,227	2006
	13.139449	13.329154	1.44%	1,312	2005
	12.871487	13.139449	2.08%	1,424	2004
	12.798191	12.871487	0.57%	1,691	2003
	11.683848	12.798191	9.54%	1,741	2002
	10.961368	11.683848	6.59%	1,796	2001
	10.000000	10.961368	9.61%	0	2000*

Nationwide Growth Fund: Class A	11.335970	11.860321	4.63%	0	2006
	10.823294	11.335970	4.74%	0	2005
	10.172955	10.823294	6.39%	0	2004
	10.000000	10.172955	1.73%	0	2003*

Nationwide Growth Fund: Class D	5.432858	5.700850	4.93%	0	2006
	5.165705	5.432858	5.17%	0	2005
	4.841014	5.165705	6.71%	0	2004
	3.687081	4.841014	31.30%	0	2003
	5.239651	3.687081	-29.63%	0	2002
	7.351913	5.239651	-28.73%	0	2001
	10.000000	7.351913	-26.48%	0	2000*

Nationwide NMF Investor Destinations Conservative Fund: Service Class	11.226092	11.758078	4.74%	1,116	2006
	11.021141	11.226092	1.86%	1,086	2005
	10.657876	11.021141	3.41%	1,086	2004
	10.030912	10.657876	6.25%	1,086	2003
	10.110513	10.030912	-0.79%	1,086	2002
	10.030541	10.110513	0.80%	0	2001
	10.000000	10.030541	0.31%	0	2000*

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class	11.148013	11.938541	7.09%	881	2006
	10.817998	11.148013	3.05%	0	2005
	10.237543	10.817998	5.67%	0	2004
	9.136132	10.237543	12.06%	0	2003
	9.666276	9.136132	-5.48%	0	2002
	9.909557	9.666276	-2.46%	0	2001
	10.000000	9.909557	-0.90%	0	2000*

Nationwide NMF Investor Destinations Moderate Fund: Service Class	10.840463	11.918208	9.94%	1,260	2006
	10.419925	10.840463	4.04%	372	2005
	9.648575	10.419925	7.99%	0	2004
	8.166163	9.648575	18.15%	0	2003
	9.147586	8.166163	-10.73%	0	2002
	9.730818	9.147586	-5.99%	0	2001
	10.000000	9.730818	-2.69%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class	10.630741	12.008387	12.96%	3,546	2006
	10.062306	10.630741	5.65%	2,380	2005
	9.094685	10.062306	10.64%	0	2004
	7.294964	9.094685	24.67%	0	2003
	8.638019	7.294964	-15.55%	0	2002
	9.595327	8.638019	-9.98%	0	2001
	10.000000	9.595327	-4.05%	0	2000*

Nationwide NMF Investor Destinations Aggressive Fund: Class A	10.363542	11.950384	15.31%	224	2006
	9.735786	10.363542	6.45%	0	2005
	8.652313	9.735786	12.52%	0	2004
	6.656512	8.652313	29.98%	0	2003
	8.265073	6.656512	-19.46%	0	2002
	9.457166	8.265073	-12.61%	0	2001
	10.000000	9.457166	-5.43%	0	2000*

Nationwide International Index Fund: Class A	10.663599	13.223446	24.01%	0	2006
	9.517329	10.663599	12.04%	0	2005
	8.093754	9.517329	17.59%	0	2004
	5.984110	8.093754	35.25%	0	2003
	7.367062	5.984110	-18.77%	0	2002
	9.634199	7.367062	-23.53%	0	2001
	10.000000	9.634199	-3.66%	0	2000*

Nationwide Large Cap Value Fund: Class A	13.763659	16.443800	19.47%	904	2006
	12.948613	13.763659	5.89%	893	2005
	11.320765	12.948613	14.38%	612	2004
	8.958653	11.320765	26.37%	0	2003
	10.528227	8.958653	-14.91%	0	2002
	11.203169	10.528227	-6.02%	0	2001
	10.000000	11.203169	12.03%	0	2000*

Nationwide Mid Cap Market Index Fund: Class A	13.236015	14.315141	8.15%	226	2006
	11.991983	13.236015	10.37%	128	2005
	10.512018	11.991983	14.08%	69	2004
	7.925334	10.512018	32.64%	0	2003
	9.477447	7.925334	-16.38%	0	2002
	9.777126	9.477447	-3.07%	0	2001
	10.000000	9.777126	-2.23%	0	2000*

Nationwide Money Market Fund: Service Class	10.463740	10.780369	3.03%	4,696	2006
	10.335825	10.463740	1.24%	1,815	2005
	10.401613	10.335825	-0.63%	1,947	2004
	10.485848	10.401613	-0.80%	1,944	2003
	10.518284	10.485848	-0.31%	3,044	2002
	10.308248	10.518284	2.04%	3,845	2001
	10.000000	10.308248	3.08%	17,383	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide® Fund: Class D	9.759652	10.966700	12.37%	0	2006
	9.209808	9.759652	5.97%	0	2005
	8.500432	9.209808	8.35%	0	2004
	6.776015	8.500432	25.45%	0	2003
	8.284296	6.776015	-18.21%	0	2002
	9.532796	8.284296	-13.10%	0	2001
	10.000000	9.532796	-4.67%	706	2000*

Nationwide S&P 500® Index Fund: Service Class	8.349159	9.489868	13.66%	1,102	2006
	8.114505	8.349159	2.89%	1,100	2005
	7.453978	8.114505	8.86%	1,110	2004
	5.909866	7.453978	26.13%	1,116	2003
	7.743437	5.909866	-23.68%	1,812	2002
	8.949571	7.743437	-13.48%	2,113	2001
	10.000000	8.949571	-10.50%	0	2000*

Nationwide Small Cap Fund: Class A	17.242952	21.982076	27.48%	0	2006
	14.259366	17.242952	20.92%	0	2005
	11.487198	14.259366	24.13%	0	2004
	7.863125	11.487198	46.09%	0	2003
	9.780872	7.863125	-19.61%	0	2002
	10.101029	9.780872	-3.17%	0	2001
	10.000000	10.101029	1.01%	0	2000*

Nationwide Small Cap Index Fund: Class A	12.737857	14.734712	15.68%	360	2006
	12.368256	12.737857	2.99%	0	2005
	10.641275	12.368256	16.23%	0	2004
	7.412770	10.641275	43.55%	0	2003
	9.499615	7.412770	-21.97%	0	2002
	9.467156	9.499615	0.34%	0	2001
	10.000000	9.467156	-5.33%	0	2000*

Nationwide Value Opportunities Fund: Class A	14.638574	17.026735	16.31%	0	2006
	13.745784	14.638574	6.50%	0	2005
	12.280627	13.745784	11.93%	0	2004
	9.102208	12.280627	34.92%	0	2003
	10.768918	9.102208	-15.48%	0	2002
	10.713600	10.768918	0.52%	0	2001
	10.000000	10.713600	7.14%	0	2000*

Neuberger Berman Genesis Fund: Trust Class	21.892565	23.176636	5.87%	1,646	2006
	19.071243	21.892565	14.79%	2,010	2005
	16.281345	19.071243	17.14%	1,579	2004
	12.529505	16.281345	29.94%	1,269	2003
	13.086390	12.529505	-4.26%	1,219	2002
	11.830480	13.086390	10.62%	537	2001
	10.000000	11.830480	18.30%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Guardian Fund: Trust Class	10.796285	12.075349	11.85%	0	2006
	10.103711	10.796285	6.85%	0	2005
	8.829715	10.103711	14.43%	0	2004
	6.626177	8.829715	33.26%	0	2003
	9.060927	6.626177	-26.87%	0	2002
	9.361366	9.060927	-3.21%	0	2001
	10.000000	9.361366	-6.39%	0	2000*

Neuberger Berman Partners Fund: Trust Class	13.121299	14.640056	11.57%	0	2006
	11.284114	13.121299	16.28%	0	2005
	9.605583	11.284114	17.47%	0	2004
	7.173724	9.605583	33.90%	0	2003
	9.679134	7.173724	-25.88%	0	2002
	10.136452	9.679134	-4.51%	0	2001
	10.000000	10.136452	1.36%	0	2000*

Neuberger Berman Socially Responsive Fund: Trust Class	11.970241	13.494580	12.73%	0	2006
	11.286514	11.970241	6.06%	0	2005
	10.000000	11.286514	12.87%	0	2004*

Oppenheimer Capital Appreciation Fund: Class A	7.913297	8.396812	6.11%	502	2006
	7.657628	7.913297	3.34%	200	2005
	7.287922	7.657628	5.07%	210	2004
	5.703747	7.287922	27.77%	220	2003
	7.836767	5.703747	-27.22%	229	2002
	9.095312	7.836767	-13.84%	242	2001
	10.000000	9.095312	-9.05%	0	2000*

Oppenheimer Champion Income Fund: Class A	12.252047	13.205040	7.78%	934	2006
	12.091787	12.252047	1.33%	949	2005
	11.217943	12.091787	7.79%	965	2004
	10.000000	11.217943	12.18%	981	2003*

Oppenheimer Global Fund: Class A	11.768049	13.634127	15.86%	2,971	2006
	10.473797	11.768049	12.36%	2,971	2005
	8.942095	10.473797	17.13%	3,129	2004
	6.332144	8.942095	41.22%	3,065	2003
	8.272774	6.332144	-23.46%	3,608	2002
	9.503727	8.272774	-12.95%	3,977	2001
	10.000000	9.503727	-4.96%	0	2000*

Oppenheimer Strategic Income Fund: Class A	14.012177	14.892702	6.28%	0	2006
	13.629849	14.012177	2.81%	0	2005
	12.597886	13.629849	8.19%	0	2004
	10.672692	12.597886	18.04%	0	2003
	10.120453	10.672692	5.46%	0	2002
	9.901233	10.120453	2.21%	0	2001
	10.000000	9.901233	-0.99%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	12.992657	15.055531	15.88%	2,160	2006
	11.541948	12.992657	12.57%	1,224	2005
	10.000000	11.541948	15.42%	532	2004*

PIMCO Total Return Fund: Class A	13.134164	13.418450	2.16%	4,222	2006
	12.995274	13.134164	1.07%	4,493	2005
	12.582434	12.995274	3.28%	4,633	2004
	12.133719	12.582434	3.70%	4,614	2003
	11.212375	12.133719	8.22%	5,596	2002
	10.425752	11.212375	7.55%	6,666	2001
	10.000000	10.425752	4.26%	0	2000*

Putnam International Equity Fund: Class A	16.133442	20.420967	26.58%	0	2006
	14.519448	16.133442	11.12%	0	2005
	12.656013	14.519448	14.72%	0	2004
	10.000000	12.656013	26.56%	0	2003*

Putnam Voyager Fund: Class A	12.647762	13.136645	3.87%	0	2006
	12.146176	12.647762	4.13%	0	2005
	11.743044	12.146176	3.43%	0	2004
	10.000000	11.743044	17.43%	0	2003*

Templeton Foreign Fund: Class A	14.050409	16.632364	18.38%	170	2006
	12.866781	14.050409	9.20%	170	2005
	11.034434	12.866781	16.61%	170	2004
	8.565794	11.034434	28.82%	170	2003
	9.499851	8.565794	-9.83%	170	2002
	10.453942	9.499851	-9.13%	170	2001
	10.000000	10.453942	4.54%	0	2000*

Van Kampen Growth and Income Fund: Class A	15.117007	17.309726	14.50%	1,340	2006
	13.939145	15.117007	8.45%	222	2005
	12.394832	13.939145	12.46%	222	2004
	10.000000	12.394832	23.95%	0	2003*

Van Kampen Mid Cap Growth Fund: Class A	17.013840	18.305407	7.59%	298	2006
	14.656366	17.013840	16.08%	658	2005
	12.269456	14.656366	19.45%	415	2004
	10.000000	12.269456	22.69%	0	2003*

Van Kampen Real Estate Securities Fund: Class A	19.777506	26.830953	35.66%	297	2006
	17.184488	19.777506	15.09%	564	2005
	12.738769	17.184488	34.90%	233	2004
	10.000000	12.738769	27.39%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Waddell & Reed Advisors Small Cap Fund: Class A	15.136724	15.861455	4.79%	0	2006
	13.647137	15.136724	10.92%	0	2005
	12.208004	13.647137	11.79%	0	2004
	10.000000	12.208004	22.08%	0	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	12.176585	13.859057	13.82%	103	2006
	11.013921	12.176585	10.56%	103	2005
	10.148346	11.013921	8.53%	481	2004
	7.413111	10.148346	36.90%	481	2003
	9.302810	7.413111	-20.31%	481	2002
	9.589319	9.302810	-2.99%	579	2001
	10.000000	9.589319	-4.11%	60	2000*

Wells Fargo Advantage Growth Fund: Investor Class	11.858635	12.609487	6.33%	0	2006
	11.023059	11.858635	7.58%	0	2005
	9.921521	11.023059	11.10%	0	2004
	10.000000	9.921521	-0.78%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	6.787749	7.730710	13.89%	0	2006
	7.003897	6.787749	-3.09%	0	2005
	6.517425	7.003897	7.46%	0	2004
	5.306200	6.517425	22.83%	0	2003
	6.877692	5.306200	-22.85%	0	2002
	8.718108	6.877692	-21.11%	0	2001
	10.000000	8.718108	-12.82%	0	2000*

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	11.096503	12.462343	12.31%	0	2006
	10.000000	11.096503	10.97%	0	2005*

Additional Contract Options Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	10.263215	11.205032	9.18%	196	2006
	10.000000	10.263215	2.63%	196	2005*

AIM Dynamics Fund: Investor Class	6.160738	7.082412	14.96%	11,285	2006
	5.658361	6.160738	8.88%	11,409	2005
	5.123960	5.658361	10.43%	10,109	2004
	3.756287	5.12396	36.41%	8,223	2003
	5.690302	3.756287	-33.99%	7,410	2002
	8.595917	5.690302	-33.80%	2,604	2001
	10.000000	8.595917	-14.04%	719	2000*

AIM Small Cap Growth Fund: Investor Class	10.000000	10.194294	1.94%	791	2006*

American Century Growth: Investor Class	6.425292	6.842313	6.49%	8,938	2006
	6.212263	6.425292	3.43%	7,492	2005
	5.729618	6.212263	8.42%	6,506	2004
	4.668348	5.729618	22.73%	5,283	2003
	6.406085	4.668348	-27.13%	4,954	2002
	7.984965	6.406085	-19.77%	979	2001
	10.000000	7.984965	-20.15%	492	2000*

American Century Income & Growth: Advisor Class	9.323705	10.749420	15.29%	5,763	2006
	9.041412	9.323705	3.12%	5,115	2005
	8.131370	9.041412	11.19%	4,077	2004
	6.373248	8.13137	27.59%	3,071	2003
	8.038620	6.373248	-20.69%	2,135	2002
	8.915964	8.03562	-9.87%	1,949	2001
	10.000000	8.915964	-10.84%	791	2000*

American Century International Growth: Advisor Class	7.757557	9.544382	23.03%	428	2006
	6.955110	7.757557	11.54%	432	2005
	6.128545	6.95511	13.49%	445	2004
	4.965500	6.128545	23.42%	413	2003
	6.251048	4.9655	-20.57%	315	2002
	8.680694	6.251048	-27.99%	0	2001
	10.000000	8.680694	-13.19%	0	2000*

American Century Short Term Government: Investor Class	11.495190	11.794676	2.61%	1,286	2006
	11.461373	11.49519	0.30%	1,099	2005
	11.542147	11.461373	-0.70%	1,145	2004
	11.571069	11.542147	-0.25%	893	2003
	11.145719	11.571069	3.82%	732	2002
	10.544941	11.145719	5.70%	357	2001
	10.000000	10.544941	5.45%	104	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Ultra: Investor Class	6.968500	6.648932	-4.59%	18,252	2006
	6.917098	6.9685	0.74%	18,203	2005
	6.334327	6.917098	9.20%	18,920	2004
	5.102991	6.334327	24.13%	10,756	2003
	6.730887	5.102991	-24.19%	10,073	2002
	7.991449	6.730887	-15.77%	3,451	2001
	10.000000	7.991449	-20.09%	1,690	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	12.547875	15.456890	23.18%	1,567	2006
	11.258483	12.547875	11.45%	369	2005
	10.000000	11.258483	12.58%	67	2004*

Dreyfus Appreciation Fund, Inc.	9.111928	10.451048	14.70%	17,352	2006
	8.869104	9.111928	2.74%	15,216	2005
	8.516067	8.869104	4.15%	14,882	2004
	7.170613	8.516067	18.76%	8,685	2003
	8.772873	7.170613	-18.26%	6,025	2002
	9.964802	8.772873	-11.96%	2,766	2001
	10.000000	9.964802	-0.35%	1,279	2000*

Dreyfus Emerging Leaders Fund	12.007007	12.682610	5.63%	0	2006
	11.148170	12.007007	7.70%	0	2005
	9.892877	11.14817	12.69%	0	2004
	7.189525	9.892877	37.60%	0	2003
	9.128509	7.189525	-21.24%	0	2002
	10.272236	9.128509	-11.13%	0	2001
	10.000000	10.272236	2.72%	0	2000*

Dreyfus Premier Balanced Opportunity Fund: Class Z	9.859591	10.653482	8.05%	1,832	2006
	10.127929	9.859591	-2.65%	1,544	2005
	10.000000	10.127929	1.28%	2,590	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	5.993658	6.445549	7.54%	189	2006
	5.871907	5.993658	2.07%	285	2005
	5.619203	5.871907	4.50%	279	2004
	4.525199	5.619203	24.18%	265	2003
	6.495001	4.525199	-30.33%	2,654	2002
	8.631746	6.495001	-24.75%	0	2001
	10.000000	8.631746	-13.68%	0	2000*

Federated Bond Fund: Class F Shares	13.716578	14.320016	4.40%	225	2006
	13.646803	13.716578	0.51%	295	2005
	12.955042	13.646803	5.34%	549	2004
	11.634787	12.955042	11.35%	549	2003
	11.029786	11.634787	5.49%	776	2002
	10.418578	11.029786	5.87%	316	2001
	10.000000	10.418578	4.19%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Equity Income Fund, Inc.: Class F Shares	8.360008	10.117835	21.03%	118	2006
	8.226091	8.360008	1.63%	118	2005
	7.381110	8.226091	11.45%	118	2004
	6.036842	7.38111	22.27%	47	2003
	7.594692	6.036842	-20.51%	47	2002
	8.680435	7.594692	-12.51%	47	2001
	10.000000	8.680435	-13.20%	0	2000*

Federated High Yield Trust	11.890420	13.011962	9.43%	2,412	2006
	11.766866	11.89042	1.05%	547	2005
	10.685165	11.766866	10.12%	195	2004
	8.819090	10.685165	21.16%	138	2003
	8.934346	8.81909	-1.29%	20	2002
	9.231320	8.934346	-3.22%	20	2001
	10.000000	9.23132	-7.69%	0	2000*

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.640655	13.005997	2.89%	3,971	2006
	12.555301	12.640655	0.68%	3,344	2005
	12.329942	12.555301	1.83%	2,615	2004
	11.786844	12.329942	4.61%	0	2003
	10.970612	11.786844	7.44%	99	2002
	10.356897	10.970612	5.93%	0	2001
	10.000000	10.356897	3.57%	0	2000*

Fidelity Advisor Balanced Fund: Class A	10.395549	11.436779	10.02%	3,594	2006
	10.008680	10.395549	3.87%	4,172	2005
	9.645042	10.00868	3.77%	4,182	2004
	8.294516	9.645042	16.28%	4,098	2003
	9.219156	8.294516	-10.03%	3,659	2002
	9.509906	9.219156	-3.06%	2,986	2001
	10.000000	9.509906	-4.90%	1,367	2000*

Fidelity Advisor Equity Growth Fund: Class A	6.685701	7.027331	5.11%	2,299	2006
	6.430850	6.685701	3.96%	1,699	2005
	6.338453	6.43085	1.46%	1,111	2004
	4.864881	6.338453	30.29%	231	2003
	7.098751	4.864881	-31.47%	57	2002
	8.769968	7.098751	-19.06%	24	2001
	10.000000	8.769968	-12.30%	0	2000*

Fidelity Advisor Equity Income Fund: Class A	13.192719	15.237232	15.50%	18,416	2006
	12.565370	13.192719	4.99%	16,440	2005
	11.360340	12.56537	10.61%	12,636	2004
	8.944079	11.36034	27.02%	5,791	2003
	10.730189	8.944079	-16.65%	4,577	2002
	11.123603	10.730189	-3.54%	548	2001
	10.000000	11.123603	11.24%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Growth Opportunities Fund: Class A	7.841173	8.124593	3.61%	1,536	2006
	7.316633	7.841173	6.88%	1,498	2005
	6.926127	7.316633	5.64%	1,369	2004
	5.425999	6.926127	27.65%	1,211	2003
	7.082433	5.425999	-23.39%	960	2002
	8.448765	7.082433	-16.17%	285	2001
	10.000000	8.448765	-15.51%	0	2000*

Fidelity Advisor High Income Advantage Fund: Class T	13.809406	15.748079	14.04%	226	2006
	13.380537	13.809406	3.21%	555	2005
	11.809296	13.380537	13.31%	555	2004
	8.334404	11.809296	41.69%	591	2003
	8.803048	8.334404	-5.32%	782	2002
	9.031039	8.803048	-2.52%	0	2001
	10.000000	9.031039	-9.69%	0	2000*

Fidelity Advisor Overseas Fund: Class A	10.188620	11.956407	17.35%	136	2006
	9.034510	10.18862	12.77%	143	2005
	8.104415	9.03451	11.48%	153	2004
	5.692568	8.104415	42.37%	71	2003
	7.225217	5.692568	-21.21%	0	2002
	9.170881	7.225217	-21.22%	0	2001
	10.000000	9.170881	-8.29%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	12.924386	15.021620	16.23%	1,086	2006
	11.032954	12.924386	17.14%	693	2005
	10.000000	11.032954	10.33%	475	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	19.900122	22.842501	14.79%	10,146	2006
	18.188237	19.900122	9.41%	9,442	2005
	14.713691	18.188237	23.61%	8,532	2004
	11.510327	14.713691	27.83%	3,648	2003
	12.407849	11.510327	-7.23%	3,127	2002
	10.686898	12.407849	16.10%	974	2001
	10.000000	10.686898	6.87%	0	2000*

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	15.246723	17.745619	16.39%	10,465	2006
	14.052054	15.246723	8.50%	8,916	2005
	12.550439	14.052054	11.96%	8,080	2004
	10.082366	12.550439	24.48%	2,476	2003
	11.509203	10.082366	-12.40%	1,336	2002
	11.013589	11.509203	4.50%	3,827	2001
	10.000000	11.013589	10.14%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Small-Mid Cap Growth Fund: Class A	7.662099	8.127417	6.07%	5,905	2006
	7.025726	7.662099	9.06%	4,404	2005
	6.300415	7.025726	11.51%	3,281	2004
	4.638770	6.300415	35.82%	2,556	2003
	6.677629	4.63877	-30.53%	1,118	2002
	8.518431	6.677629	-21.61%	926	2001
	10.000000	8.518431	-14.82%	54	2000*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	12.517583	14.999358	19.83%	2,103	2006
	11.521015	12.517583	8.65%	1,620	2005
	10.000000	11.521015	15.21%	1,213	2004*

J.P. Morgan NVIT Balanced Fund: Class I	10.600478	11.738723	10.74%	256	2006
	10.478712	10.600478	1.16%	172	2005
	9.790731	10.478712	7.03%	78	2004
	8.381288	9.790731	16.82%	0	2003
	9.689035	8.381288	-13.50%	0	2002
	10.000000	9.689035	-3.11%	0	2001*

Janus Adviser Balanced Fund: I Shares	10.803448	11.765954	8.91%	4,984	2006
	10.171137	10.803448	6.22%	5,152	2005
	9.509948	10.171137	6.95%	4,397	2004
	8.455757	9.509948	12.47%	3,490	2003
	9.174148	8.455757	-7.83%	1,286	2002
	9.773668	9.174148	-6.13%	0	2001
	10.000000	9.773668	-2.26%	0	2000*

Janus Adviser International Growth Fund: I Shares	10.185352	14.532732	42.68%	33	2006
	7.837452	10.185352	29.96%	33	2005
	6.628760	7.837452	18.23%	33	2004
	4.985550	6.62876	32.96%	50	2003
	6.794786	4.98555	-26.63%	19	2002
	8.920916	6.794786	-23.83%	0	2001
	10.000000	8.920916	-10.79%	0	2000*

Janus Adviser Worldwide Fund: I Shares	6.574403	7.584121	15.36%	3,001	2006
	6.282830	6.574403	4.64%	4,431	2005
	6.080978	6.28283	3.32%	4,919	2004
	5.018307	6.080978	21.18%	5,997	2003
	6.874544	5.018307	-27.00%	7,342	2002
	8.830308	6.874544	-22.15%	3,144	2001
	10.000000	8.830308	-11.70%	489	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Fund	5.707584	6.227031	9.10%	6,491	2006
	5.564023	5.707584	2.58%	6,535	2005
	5.387655	5.564023	3.27%	6,583	2004
	4.146575	5.387655	29.93%	7,491	2003
	5.802754	4.146575	-28.54%	6,821	2002
	7.961032	5.802754	-27.11%	6,810	2001
	10.000000	7.961032	-20.39%	2,114	2000*

Janus Twenty Fund	5.856794	6.488552	10.79%	4,070	2006
	5.425624	5.856794	7.95%	4,358	2005
	4.439175	5.425624	22.22%	4,385	2004
	3.591050	4.439175	23.62%	4,920	2003
	4.791126	3.59105	-25.05%	11,506	2002
	6.860667	4.791126	-30.17%	8,147	2001
	10.000000	6.860667	-31.39%	2,526	2000*

Janus Worldwide Fund	5.808672	6.756148	16.31%	0	2006
	5.562969	5.808672	4.42%	0	2005
	5.343286	5.562969	4.11%	0	2004
	4.359759	5.343286	22.56%	0	2003
	5.973493	4.359759	-27.01%	0	2002
	7.852154	5.973493	-23.93%	0	2001
	10.000000	7.852154	-21.48%	0	2000*

Lazard Small Cap Portfolio: Open Shares	16.057309	18.497804	15.20%	715	2006
	15.661369	16.057309	2.53%	725	2005
	13.817204	15.661369	13.35%	725	2004
	10.108230	13.817204	36.69%	462	2003
	12.469159	10.10823	-18.93%	22,032	2002
	10.741000	12.469159	16.09%	350	2001
	10.000000	10.741	7.41%	0	2000*

Nationwide Bond Fund: Class D	13.645025	14.053280	2.99%	97	2006
	13.412047	13.645025	1.74%	104	2005
	12.969387	13.412047	3.41%	390	2004
	12.357378	12.969387	4.95%	884	2003
	11.464017	12.357378	7.79%	1,032	2002
	10.580177	11.464017	8.35%	753	2001
	10.000000	10.580177	5.80%	0	2000*

Nationwide Bond Index Fund: Class A	12.538311	12.833087	2.35%	1,495	2006
	12.476514	12.538311	0.50%	1,280	2005
	12.192205	12.476514	2.33%	950	2004
	11.978635	12.192205	1.78%	340	2003
	11.093743	11.978635	7.98%	354	2002
	10.495778	11.093743	5.70%	0	2001
	10.000000	10.495778	4.96%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Government Bond Fund: Class D	13.290989	13.618019	2.46%	4,451	2006
	13.108447	13.290989	1.39%	4,112	2005
	12.847615	13.108447	2.03%	3,730	2004
	12.780933	12.845615	0.52%	3,818	2003
	11.674008	12.780933	9.48%	6,812	2002
	10.957707	11.674008	6.54%	220	2001
	10.000000	10.957707	9.58%	0	2000*

Nationwide Growth Fund: Class A	11.324285	11.842104	4.57%	1,745	2006
	10.817621	11.324285	4.68%	354	2005
	10.172785	10.817621	6.34%	138	2004
	10.000000	10.172785	1.73%	0	2003*

Nationwide Growth Fund: Class D	5.417259	5.681611	4.88%	66	2006
	5.153480	5.417259	5.12%	338	2005
	4.832004	5.15348	6.65%	338	2004
	3.682078	4.832004	31.23%	338	2003
	5.235203	3.682078	-29.67%	25	2002
	7.349447	5.235203	-28.77%	0	2001
	10.000000	7.349447	-26.51%	47	2000*

Nationwide NMF Investor Destinations Conservative Fund: Service Class	11.196303	11.720955	4.69%	9,708	2006
	10.997476	11.196303	1.81%	8,313	2005
	10.640370	10.997476	3.36%	6,657	2004
	10.019506	10.64037	6.20%	29	2003
	10.104136	10.019506	-0.84%	19	2002
	10.029324	10.104136	0.75%	19	2001
	10.000000	10.029324	0.29%	0	2000*

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class	11.118443	11.900868	7.04%	7,390	2006
	10.794754	11.118443	3.00%	7,642	2005
	10.220717	10.794754	5.62%	3,937	2004
	9.125733	10.220717	12.00%	2,350	2003
	9.660169	9.125733	-5.53%	1,127	2002
	9.908353	9.660169	-2.50%	0	2001
	10.000000	9.908353	-0.92%	0	2000*

Nationwide NMF Investor Destinations Moderate Fund: Service Class	10.811713	11.880601	9.89%	14,721	2006
	10.397541	10.811713	3.98%	10,018	2005
	9.632723	10.397541	7.94%	5,789	2004
	8.156878	9.632723	18.09%	3,353	2003
	9.141817	8.156878	-10.77%	411	2002
	9.729634	9.141817	-6.04%	0	2001
	10.000000	9.729634	-2.70%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class	10.602533	11.970477	12.90%	15,552	2006
	10.040685	10.602533	5.60%	13,074	2005
	9.079738	10.040685	10.58%	4,433	2004
	7.286663	9.079738	24.61%	2,251	2003
	8.632576	7.286663	-15.59%	568	2002
	9.594163	8.632576	-10.02%	29	2001
	10.000000	9.594163	-4.06%	0	2000*

Nationwide NMF Investor Destinations Aggressive Fund: Class A	10.336036	11.912650	15.25%	7,747	2006
	9.714858	10.336036	6.39%	5,015	2005
	8.638084	9.714858	12.47%	3,245	2004
	6.648932	8.638084	29.92%	971	2003
	8.259848	6.648932	-19.50%	118	2002
	9.456010	8.259848	-12.65%	0	2001
	10.000000	9.45601	-5.44%	0	2000*

Nationwide International Index Fund: Class A	10.635310	13.181700	23.94%	14	2006
	9.496881	10.63531	11.99%	17	2005
	8.080457	9.496881	17.53%	27	2004
	5.977297	8.080457	35.19%	59	2003
	7.362404	5.977297	-18.81%	8	2002
	9.633028	7.362404	-23.57%	0	2001
	10.000000	9.633028	-3.67%	0	2000*

Nationwide Large Cap Value Fund: Class A	13.724211	16.388397	19.41%	1,980	2006
	12.918021	13.724211	5.83%	661	2005
	11.299748	12.918021	14.32%	220	2004
	8.946547	11.299748	26.30%	114	2003
	10.519328	8.946547	-14.95%	0	2002
	11.199409	10.519328	-6.07%	0	2001
	10.000000	11.199409	11.99%	0	2000*

Nationwide Mid Cap Market Index Fund: Class A	13.200915	14.269968	8.10%	3,932	2006
	11.966228	13.200915	10.32%	3,079	2005
	10.494751	11.966228	14.02%	2,851	2004
	7.916317	10.494751	32.57%	349	2003
	9.471463	7.916317	-16.42%	357	2002
	9.775938	9.471463	-3.11%	0	2001
	10.000000	9.775938	-2.24%	0	2000*

Nationwide Money Market Fund: Service Class	10.433712	10.744001	2.97%	16,247	2006
	10.311373	10.433712	1.19%	14,082	2005
	10.382264	10.311373	-0.68%	16,562	2004
	10.471646	10.382264	-0.85%	49,379	2003
	10.509362	10.471646	-0.36%	45,798	2002
	10.304753	10.509362	1.99%	15,964	2001
	10.000000	10.304753	3.05%	101	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide® Fund: Class D	9.731680	10.929737	12.31%	618	2006
	9.188051	9.73168	5.92%	330	2005
	8.484649	9.188051	8.29%	271	2004
	6.766860	8.484649	25.39%	226	2003
	8.277294	6.76686	-18.25%	324	2002
	9.529603	8.277294	-13.14%	310	2001
	10.000000	9.529603	-4.70%	191	2000*

Nationwide S&P 500® Index Fund: Service Class	8.325249	9.457916	13.61%	10,657	2006
	8.095348	8.325249	2.84%	9,527	2005
	7.440148	8.095348	8.81%	9,816	2004
	5.901883	7.440148	26.06%	9,816	2003
	7.736898	5.901883	-23.72%	9,278	2002
	8.946569	7.736898	-13.52%	7,984	2001
	10.000000	8.946569	-10.53%	1,201	2000*

Nationwide Small Cap Fund: Class A	17.193561	21.908041	27.42%	658	2006
	14.225705	17.193561	20.86%	729	2005
	11.465887	14.225705	24.07%	442	2004
	7.852499	11.465887	46.02%	218	2003
	9.772617	7.852499	-19.65%	111	2002
	10.097659	9.772617	-3.22%	0	2001
	10.000000	10.097659	0.98%	0	2000*

Nationwide Small Cap Index Fund: Class A	12.704034	14.688167	15.62%	4,340	2006
	12.341646	12.704034	2.94%	3,781	2005
	10.623765	12.341646	16.17%	3,087	2004
	7.404320	10.623765	43.48%	277	2003
	9.493598	7.40432	-22.01%	113	2002
	9.465999	9.493598	0.29%	0	2001
	10.000000	9.465999	-5.34%	0	2000*

Nationwide Value Opportunities Fund: Class A	14.599748	16.972995	16.26%	759	2006
	13.716256	14.599748	6.44%	717	2005
	12.260453	13.716256	11.87%	629	2004
	9.091861	12.260453	34.85%	544	2003
	10.762121	9.091861	-15.52%	544	2002
	10.712297	10.762121	0.47%	0	2001
	10.000000	10.712297	7.12%	0	2000*

Neuberger Berman Genesis Fund: Trust Class	21.829797	23.098508	5.81%	13,721	2006
	19.026174	21.829797	14.74%	11,958	2005
	16.251109	19.026174	17.08%	9,700	2004
	12.512564	16.251109	29.88%	2,859	2003
	13.075325	12.512564	-4.30%	1,798	2002
	11.826515	13.075325	10.56%	2,410	2001
	10.000000	11.826515	18.27%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Guardian Fund: Trust Class	10.765349	12.034653	11.79%	999	2006
	10.079843	10.765349	6.80%	1,227	2005
	8.813326	10.079843	14.37%	1,377	2004
	6.617226	8.813326	33.19%	1,264	2003
	9.053270	6.617226	-26.91%	1,089	2002
	9.358233	9.05327	-3.26%	1,241	2001
	10.000000	9.358233	-6.42%	923	2000*

Neuberger Berman Partners Fund: Trust Class	13.083721	14.590752	11.52%	559	2006
	11.257477	13.083721	16.22%	427	2005
	9.587756	11.257477	17.42%	429	2004
	7.164027	9.587756	33.83%	265	2003
	9.670957	7.164027	-25.92%	255	2002
	10.133061	9.670957	-4.56%	242	2001
	10.000000	10.133061	1.33%	0	2000*

Neuberger Berman Socially Responsive Fund: Trust Class	11.960166	13.476420	12.68%	2,246	2006
	11.282721	11.960166	6.00%	2,006	2005
	10.000000	11.282721	12.83%	1,578	2004*

Oppenheimer Capital Appreciation Fund: Class A	7.892267	8.370271	6.06%	8,574	2006
	7.641149	7.892267	3.29%	5,574	2005
	7.275915	7.641149	5.02%	3,052	2004
	5.697232	7.275915	27.71%	2,349	2003
	7.831808	5.697232	-27.26%	1,093	2002
	9.094199	7.831808	-13.88%	0	2001
	10.000000	9.094199	-9.06%	0	2000*

Oppenheimer Champion Income Fund: Class A	12.235492	13.180536	7.72%	833	2006
	12.081553	12.235492	1.27%	137	2005
	11.214127	12.081553	7.74%	247	2004
	10.000000	11.214127	12.14%	122	2003*

Oppenheimer Global Fund: Class A	11.734363	13.588225	15.80%	4,314	2006
	10.449082	11.734363	12.30%	4,314	2005
	8.925507	10.449082	17.07%	4,403	2004
	6.323592	8.925507	41.15%	6,656	2003
	8.265794	6.323592	-23.50%	5,325	2002
	9.500554	8.265794	-13.00%	716	2001
	10.000000	9.500554	-4.99%	167	2000*

Oppenheimer Strategic Income Fund: Class A	13.975006	14.845690	6.23%	973	2006
	13.600562	13.975006	2.75%	788	2005
	12.577188	13.600562	8.14%	2,150	2004
	10.660557	12.577188	17.98%	1,929	2003
	10.114068	10.660557	5.40%	1,907	2002
	9.900030	10.114068	2.16%	0	2001
	10.000000	9.90003	-1.00%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	12.981744	15.035283	15.82%	7,389	2006
	11.538075	12.981744	12.51%	6,195	2005
	10.000000	11.538075	15.38%	3,282	2004*

PIMCO Total Return Fund: Class A	13.099267	13.376035	2.11%	7,113	2006
	12.967297	13.099267	1.02%	8,592	2005
	12.561708	12.967297	3.23%	6,314	2004
	12.119873	12.561708	3.65%	6,008	2003
	11.205257	12.119873	8.16%	2,298	2002
	10.424444	11.205257	7.49%	34	2001
	10.000000	10.424444	4.24%	0	2000*

Putnam International Equity Fund: Class A	16.111690	20.383134	26.51%	0	2006
	14.507197	16.11169	11.06%	0	2005
	12.651735	14.507197	14.67%	0	2004
	10.000000	12.651735	26.52%	0	2003*

Putnam Voyager Fund: Class A	12.630683	13.112281	3.81%	111	2006
	12.135904	12.630683	4.08%	33	2005
	11.739072	12.135904	3.38%	0	2004
	10.000000	11.739072	17.39%	0	2003*

Templeton Foreign Fund: Class A	14.010136	16.576314	18.32%	1,762	2006
	12.836380	14.010136	9.14%	1,762	2005
	11.013951	12.83638	16.55%	1,762	2004
	8.554226	11.013951	28.75%	2,560	2003
	9.491838	8.554226	-9.88%	2,260	2002
	10.450451	9.491838	-9.17%	1,245	2001
	10.000000	10.450451	4.50%	1,742	2000*

Van Kampen Growth and Income Fund: Class A	15.096633	17.277659	14.45%	11,356	2006
	13.927380	15.096633	8.40%	10,471	2005
	12.390641	13.92738	12.40%	8,819	2004
	10.000000	12.390641	23.91%	353	2003*

Van Kampen Mid Cap Growth Fund: Class A	16.990897	18.271484	7.54%	281	2006
	14.643987	16.990897	16.03%	181	2005
	12.265314	14.643987	19.39%	138	2004
	10.000000	12.265314	22.65%	121	2003*

Van Kampen Real Estate Securities Fund: Class A	19.750807	26.781213	35.60%	3,960	2006
	17.169960	19.750807	15.03%	3,450	2005
	12.734462	17.16996	34.83%	1,949	2004
	10.000000	12.734462	27.34%	33	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Waddell & Reed Advisors Small Cap Fund: Class A	15.116318	15.832060	4.73%	116	2006
	13.635616	15.116318	10.86%	61	2005
	12.203880	13.635616	11.73%	1	2004
	10.000000	12.20388	22.04%	0	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	12.141672	13.812334	13.76%	2,283	2006
	10.987896	12.141672	10.50%	2,975	2005
	10.129502	10.987896	8.47%	2,854	2004
	7.403099	10.129502	36.83%	2,292	2003
	9.294963	7.403099	-20.35%	731	2002
	9.586120	9.294963	-3.04%	327	2001
	10.000000	9.58612	-4.14%	0	2000*

Wells Fargo Advantage Growth Fund: Investor Class	11.845671	12.589333	6.28%	114	2006
	11.016575	11.845671	7.53%	65	2005
	9.920722	11.016575	11.05%	0	2004
	10.000000	9.920722	-0.79%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	6.769724	7.706304	13.83%	338	2006
	6.988828	6.769724	-3.14%	200	2005
	6.506700	6.988828	7.41%	171	2004
	5.300150	6.5067	22.76%	160	2003
	6.873341	5.30015	-22.89%	302	2002
	8.717041	6.873341	-21.15%	0	2001
	10.000000	8.717041	-12.83%	0	2000*

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	11.092411	12.451446	12.25%	1,169	2006
	10.000000	11.092411	10.92%	699	2005*

Additional Contract Options Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	10.260820	11.196763	9.12%	5,110	2006
	10.000000	10.260820	2.61%	5,661	2005*

AIM Dynamics Fund: Investor Class	6.143042	7.058507	14.90%	8,687	2006
	5.644958	6.143042	8.82%	8,887	2005
	5.114421	5.644958	10.37%	19,213	2004
	3.751191	5.114421	36.34%	17,013	2003
	8.685485	3.751191	-34.02%	17,853	2002
	8.593030	5.685485	-33.84%	7,412	2001
	10.000000	8.593030	-14.07%	5,404	2000*

AIM Small Cap Growth Fund: Investor Class	10.000000	10.190538	1.91%	579	2006*

American Century Growth: Investor Class	6.406827	6.819203	6.44%	5,479	2006
	6.197551	6.406827	3.38%	4,681	2005
	5.718946	6.197551	8.37%	8,242	2004
	4.662021	5.718946	22.67%	4,570	2003
	6.400657	4.662021	-27.16%	5,196	2002
	7.982278	6.400657	-19.81%	5,928	2001
	10.000000	7.982278	-20.18%	5,942	2000*

American Century Income & Growth: Advisor Class	9.296959	10.713172	15.23%	19,433	2006
	9.020030	9.296959	3.07%	19,277	2005
	8.116241	9.020030	11.14%	20,687	2004
	6.364602	8.116241	27.52%	17,961	2003
	8.028811	6.364602	-20.73%	18,343	2002
	8.912971	8.028811	-9.92%	4,492	2001
	10.000000	8.912971	-10.87%	5,420	2000*

American Century International Growth: Advisor Class	7.735298	9.512181	22.97%	553	2006
	6.938657	7.735298	11.48%	553	2005
	6.117141	6.938657	13.43%	553	2004
	4.958774	6.117141	23.36%	727	2003
	6.245756	4.958774	-20.61%	630	2002
	8.677781	6.245756	-28.03%	523	2001
	10.000000	8.677781	-13.22%	365	2000*

American Century Short Term Government: Investor Class	11.462233	11.754915	2.55%	3,233	2006
	11.434299	11.462233	0.24%	3,665	2005
	11.520711	11.434299	-0.75%	330	2004
	11.555444	11.520711	-0.30%	285	2003
	11.136315	11.555444	3.46%	67	2002
	10.541416	11.136315	5.64%	19	2001
	10.000000	10.541416	5.41%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Ultra: Investor Class	6.948525	6.626522	-4.63%	7,123	2006
	6.900757	6.948525	0.69%	4,203	2005
	6.322562	6.900757	9.14%	7,021	2004
	5.096092	6.322562	24.07%	6,493	2003
	6.725197	5.096092	-24.22%	5,958	2002
	7.988773	6.725197	-15.82%	366	2001
	10.000000	7.988773	-20.11%	366	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	12.537328	15.436105	23.12%	573	2006
	11.254713	12.537328	11.40%	350	2005
	10.000000	11.254713	12.55%	227	2004*

Dreyfus Appreciation Fund, Inc.	9.085817	10.415841	14.64%	3,392	2006
	8.848167	9.085817	2.69%	3,718	2005
	8.500275	8.848167	4.09%	3,213	2004
	7.160931	8.500275	18.70%	5,518	2003
	8.765471	7.160931	-18.31%	1,889	2002
	9.961462	8.765471	-12.01%	436	2001
	10.000000	9.961462	-0.39%	80	2000*

Dreyfus Emerging Leaders Fund	11.972564	12.639832	5.57%	0	2006
	11.121810	11.972564	7.65%	0	2005
	9.874491	11.121810	12.63%	0	2004
	7.179792	9.874491	37.53%	0	2003
	9.120785	7.179792	-21.28%	0	2002
	10.268790	9.120785	-11.18%	0	2001
	10.000000	10.268790	2.69%	0	2000*

Dreyfus Premier Balanced Opportunity Fund: Class Z	9.854427	10.642524	8.00%	1,174	2006
	10.127734	9.854427	-2.70%	1,234	2005
	10.000000	10.127734	1.28%	5,706	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	5.976466	6.423813	7.49%	0	2006
	5.858006	5.976466	2.02%	244	2005
	5.608751	5.858006	4.44%	223	2004
	4.519064	5.608751	24.11%	213	2003
	6.489500	4.519064	-30.36%	0	2002
	8.628853	6.489500	-24.79%	0	2001
	10.000000	8.628853	-13.71%	0	2000*

Federated Bond Fund: Class F Shares	13.677268	14.271759	4.35%	1,123	2006
	13.614573	13.677268	0.46%	1,378	2005
	12.930988	13.614573	5.29%	1,374	2004
	11.619076	12.930988	11.29%	1,343	2003
	11.020476	11.619076	5.43%	1,319	2002
	10.415085	11.020476	5.81%	260	2001
	10.000000	10.415085	4.15%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Equity Income Fund, Inc.: Class F Shares	8.337820	10.085892	20.97%	0	2006
	8.208410	8.337820	1.58%	0	2005
	7.368973	8.208410	11.39%	0	2004
	6.029971	7.368973	22.21%	0	2003
	7.589896	6.029971	-20.55%	60	2002
	8.679377	7.589896	-12.55%	0	2001
	10.000000	8.679377	-13.21%	0	2000*

Federated High Yield Trust	11.856268	12.968030	9.38%	7,178	2006
	11.739005	11.856268	1.00%	7,273	2005
	10.665270	11.739005	10.07%	4,048	2004
	8.807133	10.665270	21.10%	4,173	2003
	8.926760	8.807133	-1.34%	4,332	2002
	9.228188	8.926760	-3.27%	0	2001
	10.000000	9.228188	-7.72%	0	2000*

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.607046	12.964863	2.84%	0	2006
	12.528253	12.607046	0.63%	0	2005
	12.309618	12.528253	1.78%	5,442	2004
	11.773383	12.309618	4.55%	5,442	2003
	10.963641	11.773383	7.39%	5,442	2002
	10.355594	10.963641	5.87%	0	2001
	10.000000	10.355594	3.56%	0	2000*

Fidelity Advisor Balanced Fund: Class A	10.365718	11.398193	9.96%	290	2006
	9.985005	10.365718	3.81%	292	2005
	9.627105	9.985005	3.72%	242	2004
	8.283294	9.627105	16.22%	242	2003
	9.211366	8.283294	-10.08%	198	2002
	9.506721	9.211366	-3.11%	198	2001
	10.000000	9.506721	-4.93%	0	2000*

Fidelity Advisor Equity Growth Fund: Class A	6.667919	7.005088	5.06%	4,942	2006
	6.416994	6.667919	3.91%	4,925	2005
	6.328016	6.416994	1.41%	4,839	2004
	4.859334	6.328016	30.22%	4,722	2003
	7.094268	4.859334	-31.50%	4,722	2002
	8.768899	7.094268	-19.10%	0	2001
	10.000000	8.768899	-12.31%	0	2000*

Fidelity Advisor Equity Income Fund: Class A	13.154890	15.185865	15.44%	11,914	2006
	12.535669	13.154890	4.94%	11,158	2005
	11.339241	12.535669	10.55%	10,158	2004
	8.932000*	11.339241	26.95%	7,803	2003
	10.721133	8.932000*	-16.69%	7,285	2002
	11.119877	10.721133	-3.59%	301	2001
	10.000000	11.119877	11.20%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Growth Opportunities Fund: Class A	7.818658	8.097164	3.56%	4,517	2006
	7.299313	7.818658	6.83%	5,301	2005
	6.913235	7.299313	5.58%	409	2004
	5.418642	6.913235	27.58%	409	2003
	7.076439	5.418642	-23.43%	409	2002
	8.445932	7.076439	-16.21%	0	2001
	10.000000	8.445932	-15.54%	0	2000*

Fidelity Advisor High Income Advantage Fund: Class T	13.769787	15.694944	13.98%	88	2006
	13.348905	13.769787	3.15%	86	2005
	11.787350	13.348905	13.25%	4,449	2004
	8.323130	11.787350	41.62%	3,511	2003
	8.795608	8.323130	-5.37%	45	2002
	9.028015	8.795608	-2.57%	0	2001
	10.000000	9.028015	-9.72%	0	2000*

Fidelity Advisor Overseas Fund: Class A	10.161547	11.918612	17.29%	0	2006
	9.015059	10.161547	12.72%	0	2005
	8.091074	9.015059	11.42%	351	2004
	5.686078	8.091074	42.30%	0	2003
	7.220651	5.686078	-21.25%	0	2002
	9.169762	7.220651	-21.26%	0	2001
	10.000000	9.169762	-8.30%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	12.913528	15.001417	16.17%	159	2006
	11.029257	12.913528	17.08%	416	2005
	10.000000	11.029257	10.29%	53	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	19.847310	22.770380	14.73%	9,597	2006
	18.149143	19.847310	9.36%	9,729	2005
	14.689506	18.149143	23.55%	7,976	2004
	11.497232	14.689506	27.77%	6,803	2003
	12.400018	11.497232	-7.28%	4,469	2002
	10.685596	12.400018	16.04%	22	2001
	10.000000	10.685596	6.86%	0	2000*

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	15.203019	17.685789	16.33%	8,323	2006
	14.018853	15.203019	8.45%	8,292	2005
	12.527120	14.018853	11.91%	575	2004
	10.068740	12.527120	24.42%	415	2003
	11.499485	10.068740	-12.44%	260	2002
	11.009900	11.499485	4.45%	144	2001
	10.000000	11.009900	10.10%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Small-Mid Cap Growth Fund: Class A	7.640109	8.099991	6.02%	3,441	2006
	7.009107	7.640109	9.00%	3,071	2005
	6.288695	7.009107	11.46%	2,877	2004
	4.632489	6.288695	35.75%	987	2003
	6.671973	4.632489	-30.57%	950	2002
	8.515572	6.671973	-21.65%	528	2001
	10.000000	8.515572	-14.84%	385	2000*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	12.507070	14.979195	19.77%	5,521	2006
	11.517158	12.507070	8.60%	4,904	2005
	10.000000	11.517158	15.17%	1,251	2004*

J.P. Morgan NVIT Balanced Fund: Class I	10.576785	11.706567	10.68%	0	2006
	10.460575	10.576785	1.11%	0	2005
	9.778746	10.460575	6.97%	0	2004
	8.375274	9.778746	16.76%	0	2003
	9.686992	8.375274	-13.54%	0	2002
	10.000000	9.686992	-3.13%	0	2001*

Janus Adviser Balanced Fund: I Shares	10.774751	11.728776	8.85%	3,867	2006
	10.149250	10.774751	6.16%	3,858	2005
	9.494304	10.149250	6.90%	10,787	2004
	8.446123	9.494304	12.41%	9,182	2003
	9.168354	8.446123	-7.88%	3,662	2002
	9.772480	9.168354	-6.18%	0	2001
	10.000000	9.772480	-2.28%	0	2000*

Janus Adviser International Growth Fund: I Shares	10.158344	14.486877	42.61%	8	2006
	7.820603	10.158344	29.89%	8	2005
	6.617847	7.820603	18.17%	8	2004
	4.979866	6.617847	32.89%	904	2003
	6.790479	7.979866	-26.66%	737	2002
	8.919820	6.790479	-23.87%	0	2001
	10.000000	8.919820	-10.80%	0	2000*

Janus Adviser Worldwide Fund: I Shares	6.556932	7.560144	15.30%	855	2006
	6.269293	6.556932	4.59%	855	2005
	6.070957	6.269293	3.27%	4,869	2004
	5.012580	6.070957	21.11%	9,031	2003
	6.870186	5.012580	-27.04%	9,402	2002
	8.829229	6.870186	-22.19%	5,638	2001
	10.000000	8.829229	-11.71%	5,590	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Fund	5.691192	6.206019	9.05%	1,072	2006
	5.550854	5.691192	2.53%	864	2005
	5.377628	5.550854	3.22%	976	2004
	4.140942	5.377628	29.86%	4,522	2003
	5.797828	4.140942	-28.58%	4,611	2002
	7.958354	5.797828	-27.15%	870	2001
	10.000000	7.958354	-20.42%	362	2000*

Janus Twenty Fund	5.839970	6.466640	10.73%	8,099	2006
	5.412776	5.839970	7.89%	7,419	2005
	4.430908	5.412776	22.16%	7,271	2004
	3.586193	4.430908	23.55%	5,494	2003
	4.787078	3.586193	-25.09%	5,608	2002
	6.858363	4.787078	-30.20%	893	2001
	10.000000	6.858363	-31.42%	578	2000*

Janus Worldwide Fund	5.792017	6.733387	16.25%	0	2006
	5.549827	5.792017	4.36%	0	2005
	5.333359	5.549827	4.06%	0	2004
	4.353851	5.333359	22.50%	0	2003
	5.968432	4.353851	-27.05%	0	2002
	7.849518	5.968432	-23.96%	0	2001
	10.000000	7.849518	-21.50%	0	2000*

Lazard Small Cap Portfolio: Open Shares	16.011278	18.435443	15.14%	32	2006
	15.624370	16.011278	2.48%	32	2005
	13.791550	15.624370	13.29%	48	2004
	10.094567	13.791550	36.62%	44	2003
	12.458640	10.094567	-18.98%	32	2002
	10.737408	12.458640	16.03%	0	2001
	10.000000	10.737408	7.37%	0	2000*

Nationwide Bond Fund: Class D	13.605844	14.005844	2.94%	0	2006
	13.380298	13.605844	1.69%	0	2005
	12.945249	13.380298	3.36%	54	2004
	12.340635	12.945249	4.90%	54	2003
	11.454290	12.340635	7.74%	54	2002
	10.576589	11.454290	8.30%	0	2001
	10.000000	10.576589	5.77%	0	2000*

Nationwide Bond Index Fund: Class A	12.504988	12.792511	2.30%	60	2006
	12.449647	12.504988	0.44%	28	2005
	12.172121	12.449647	2.28%	3	2004
	11.964965	12.172121	1.73%	2	2003
	11.086699	11.964965	7.92%	0	2002
	10.494463	11.086699	5.64%	0	2001
	10.000000	10.494463	4.94%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Government Bond Fund: Class D	13.252873	13.572096	2.41%	13,433	2006
	13.077464	13.252873	1.34%	13,473	2005
	12.823754	13.077464	1.98%	18,106	2004
	12.763660	12.823754	0.47%	18,054	2003
	11.664147	12.763660	9.43%	18,403	2002
	10.954030	11.664147	6.48%	56	2001
	10.000000	10.954030	9.54%	0	2000*

Nationwide Growth Fund: Class A	11.312666	11.823987	4.52%	53	2006
	10.811968	11.312666	4.63%	74	2005
	10.172616	10.811968	6.29%	73	2004
	10.000000	10.172616	1.73%	2	2003*

Nationwide Growth Fund: Class D	5.401708	5.662437	4.83%	0	2006
	5.141278	5.401708	5.07%	0	2005
	4.823010	5.141278	6.60%	391	2004
	3.677095	4.823010	31.16%	391	2003
	5.230775	3.677095	-29.70%	327	2002
	7.346974	5.230775	-28.80%	327	2001
	10.000000	7.346974	-26.53%	0	2000*

Nationwide NMF Investor Destinations Conservative Fund: Service Class	11.166583	11.683939	4.63%	0	2006
	10.973816	11.166583	1.76%	0	2005
	10.622862	10.973816	3.30%	0	2004
	10.008093	10.622862	6.14%	0	2003
	10.097750	10.008093	-0.89%	0	2002
	10.028096	10.097750	0.69%	0	2001
	10.000000	10.028096	0.28%	0	2000*

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class	11.088908	11.863241	6.98%	12,002	2006
	10.771520	11.088908	2.95%	11,989	2005
	10.203892	10.771520	5.56%	13,027	2004
	9.115334	10.203892	11.94%	13,035	2003
	9.654061	9.115334	-5.58%	4,967	2002
	9.907140	9.654061	-2.55%	0	2001
	10.000000	9.907140	-0.93%	0	2000*

Nationwide NMF Investor Destinations Moderate Fund: Service Class	10.783006	11.843071	9.83%	18,835	2006
	10.375177	10.783006	3.93%	18,299	2005
	9.616870	10.375177	7.89%	9,863	2004
	8.147581	9.616870	18.03%	1,497	2003
	9.136036	8.147581	-10.82%	1,003	2002
	9.728447	9.136036	-6.09%	707	2001
	10.000000	9.728447	-2.72%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class	10.574378	11.932668	12.85%	8,058	2006
	10.019090	10.574378	5.54%	6,754	2005
	9.064805	10.019090	10.53%	4,140	2004
	7.278356	9.064805	24.54%	2,515	2003
	8.627105	7.278356	-15.63%	1,145	2002
	9.592988	8.627105	-10.07%	0	2001
	10.000000	9.592988	-4.07%	0	2000*

Nationwide NMF Investor Destinations Aggressive Fund: Class A	10.308583	11.875013	15.20%	3,290	2006
	9.693950	10.308583	6.34%	3,527	2005
	8.623868	9.693950	12.41%	3,212	2004
	6.641350	8.623868	29.85%	1,826	2003
	8.254622	6.641350	-19.54%	1,403	2002
	9.454857	8.254622	-12.69%	1,159	2001
	10.000000	9.454857	-5.45%	0	2000*

Nationwide International Index Fund: Class A	10.607064	13.140047	23.88%	3	2006
	9.476433	10.607064	11.93%	3	2005
	8.067153	9.476433	17.47%	3	2004
	5.970482	8.067153	35.12%	3	2003
	7.357745	5.970482	-18.85%	0	2002
	9.631851	7.357745	-23.61%	0	2001
	10.000000	9.631851	-3.68%	0	2000*

Nationwide Large Cap Value Fund: Class A	13.684877	16.333174	19.35%	86	2006
	12.887514	13.684877	5.78%	78	2005
	11.278766	12.887514	14.26%	61	2004
	8.934454	11.278766	26.24%	4	2003
	10.510442	8.934454	-14.99%	0	2002
	11.195662	10.510442	-6.12%	0	2001
	10.000000	11.195662	11.96%	0	2000*

Nationwide Mid Cap Market Index Fund: Class A	13.165843	14.224859	8.04%	1,726	2006
	11.940459	13.165843	10.26%	1,619	2005
	10.477469	11.940459	13.96%	1,436	2004
	7.907285	10.477469	32.50%	498	2003
	9.465469	7.907285	-16.46%	55	2002
	9.774743	9.465469	-3.16%	0	2001
	10.000000	9.774743	-2.25%	0	2000*

Nationwide Money Market Fund: Service Class	10.403747	10.707730	2.92%	3,622	2006
	10.286961	10.403747	1.14%	4,041	2005
	10.362937	10.286961	-0.73%	7,843	2004
	10.457452	10.362937	-0.90%	10,603	2003
	10.500440	10.457452	-0.41%	3,385	2002
	10.301256	10.500440	1.93%	0	2001
	10.000000	10.301256	3.01%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide® Fund: Class D	9.703768	10.892888	12.25%	809	2006
	9.166329	9.703768	5.86%	801	2005
	8.468881	9.166329	8.24%	652	2004
	6.757705	8.468881	25.32%	284	2003
	8.270301	6.757705	-18.29%	216	2002
	9.526415	8.270301	-13.19%	139	2001
	10.000000	9.526415	-4.74%	139	2000*

Nationwide S&P 500® Index Fund: Service Class	8.301352	9.425994	13.55%	642	2006
	8.076192	8.301352	2.79%	638	2005
	7.426301	8.076192	8.75%	781	2004
	5.893888	7.426301	26.00%	686	2003
	7.730344	5.893888	-23.76%	376	2002
	8.943566	7.730344	-13.57%	85	2001
	10.000000	8.943566	-10.56%	0	2000*

Nationwide Small Cap Fund: Class A	17.144269	21.834178	27.36%	1,780	2006
	14.192089	17.144269	20.80%	1,560	2005
	11.444586	14.192089	24.01%	1,301	2004
	7.841882	11.444586	45.94%	159	2003
	9.764363	7.841882	-19.69%	67	2002
	10.094272	9.764363	-3.27%	0	2001
	10.000000	10.094272	0.94%	0	2000*

Nationwide Small Cap Index Fund: Class A	12.670328	14.641809	15.56%	1,111	2006
	12.315125	12.670328	2.88%	1,002	2005
	10.606301	12.315125	16.11%	910	2004
	7.395876	10.606301	43.41%	471	2003
	9.487599	7.395876	-22.05%	35	2002
	9.464843	9.487599	0.24%	0	2001
	10.000000	9.464843	-5.35%	0	2000*

Nationwide Value Opportunities Fund: Class A	14.560992	16.919379	16.20%	13	2006
	13.686761	14.560992	6.39%	13	2005
	12.240293	13.686761	11.82%	2,919	2004
	9.081509	12.240293	34.78%	2,326	2003
	10.755333	9.081509	-15.56%	0	2002
	10.710998	10.755333	0.41%	0	2001
	10.000000	10.710998	7.11%	0	2000*

Neuberger Berman Genesis Fund: Trust Class	21.767250	23.020681	5.76%	8,397	2006
	18.981244	21.767250	14.68%	8,240	2005
	16.220943	18.981244	17.02%	10,920	2004
	12.495669	16.220943	29.81%	9,422	2003
	13.064292	12.495669	-4.35%	6,569	2002
	11.822556	13.064292	10.50%	143	2001
	10.000000	11.822556	18.23%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Guardian Fund: Trust Class	10.734504	11.994111	11.73%	52	2006
	10.056040	10.734504	6.75%	52	2005
	8.796963	10.056040	14.31%	52	2004
	6.608278	8.796963	33.12%	52	2003
	9.045625	6.608278	-26.95%	52	2002
	9.355096	9.045625	-3.31%	52	2001
	10.000000	9.355096	-6.45%	0	2000*

Neuberger Berman Partners Fund: Trust Class	13.046190	14.541546	11.46%	0	2006
	11.230856	13.046190	16.16%	0	2005
	9.569935	11.230856	17.36%	0	2004
	7.154340	9.569935	33.76%	0	2003
	9.662784	7.154340	-25.96%	0	2002
	10.129664	9.662784	-4.61%	0	2001
	10.000000	10.129664	1.30%	0	2000*

Neuberger Berman Socially Responsive Fund: Trust Class	11.950135	13.458311	12.62%	7,028	2006
	11.278952	11.950135	5.95%	5,544	2005
	10.000000	11.278952	12.79%	1,862	2004*

Oppenheimer Capital Appreciation Fund: Class A	7.871321	8.343832	6.00%	8,411	2006
	7.624729	7.871321	3.23%	7,732	2005
	7.263954	7.624729	4.97%	7,368	2004
	5.690742	7.263954	27.65%	9,599	2003
	7.826855	5.690742	-27.29%	5,849	2002
	9.093093	7.826855	-13.93%	0	2001
	10.000000	9.093093	-9.07%	0	2000*

Oppenheimer Champion Income Fund: Class A	12.218949	13.156061	7.67%	0	2006
	12.071320	12.218949	1.22%	0	2005
	11.210313	12.071320	7.68%	0	2004
	10.000000	11.210313	12.10%	0	2003*

Oppenheimer Global Fund: Class A	11.700685	13.542398	15.74%	7,624	2006
	10.424365	11.700685	12.24%	8,183	2005
	8.908913	10.424365	17.01%	8,470	2004
	6.315036	8.908913	41.07%	9,471	2003
	8.258804	6.315036	-23.54%	9,149	2002
	9.497367	8.258804	-13.04%	1,127	2001
	10.000000	9.497367	-5.03%	336	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Strategic Income Fund: Class A	13.937901	14.798789	6.18%	2,636	2006
	13.571312	13.937901	2.70%	2,567	2005
	12.556503	13.571312	8.08%	2,448	2004
	10.648421	12.556503	17.92%	2,327	2003
	10.107680	10.648421	5.35%	2,264	2002
	9.898822	10.107680	2.11%	0	2001
	10.000000	9.898822	-1.01%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	12.970830	15.015050	15.76%	1,676	2006
	11.534215	12.970830	12.46%	1,227	2005
	10.000000	11.534215	15.34%	1,676	2004*

PIMCO Total Return Fund: Class A	13.064439	13.333727	2.06%	11,422	2006
	12.939361	13.064439	0.97%	11,394	2005
	12.541002	12.939361	3.18%	3,007	2004
	12.106032	12.541002	3.59%	2,446	2003
	11.198134	12.106032	8.11%	2,269	2002
	10.423131	11.198134	7.44%	0	2001
	10.000000	10.423131	4.23%	0	2000*

Putnam International Equity Fund: Class A	16.089920	20.345314	26.45%	0	2006
	14.494914	16.089920	11.00%	0	2005
	12.647442	14.494914	14.61%	0	2004
	10.000000	12.647442	26.47%	0	2003*

Putnam Voyager Fund: Class A	12.613660	13.087992	3.76%	4	2006
	12.125667	12.613660	4.02%	0	2005
	11.735109	12.125667	3.33%	0	2004
	10.000000	11.735109	17.35%	0	2003*

Templeton Foreign Fund: Class A	13.969944	16.520404	18.26%	6,651	2006
	12.806027	13.969944	9.09%	6,651	2005
	10.993479	12.806027	16.49%	6,662	2004
	8.542655	10.993479	28.69%	7,517	2003
	9.483809	8.542655	-9.92%	7,101	2002
	10.446944	9.483809	-9.22%	0	2001
	10.000000	10.446944	4.47%	0	2000*

Van Kampen Growth and Income Fund: Class A	15.076229	17.245596	14.39%	3,597	2006
	13.915600	15.076229	8.34%	3328	2005
	12.386447	13.915600	12.35%	0	2004
	10.000000	12.386447	23.86%	0	2003*

Van Kampen Mid Cap Growth Fund: Class A	16.967971	18.237596	7.48%	290	2006
	14.631628	16.967971	15.97%	30	2005
	12.261164	14.631628	19.33%	0	2004
	10.000000	12.261164	22.61%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Real Estate Securities Fund: Class A	19.724182	26.731611	35.53%	2,974	2006
	17.155476	19.724182	14.97%	2016	2005
	12.730150	17.155476	34.76%	349	2004
	10.000000	12.730150	27.30%	230	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	15.095896	15.802678	4.68%	0	2006
	13.624087	15.095896	10.80%	0	2005
	12.199748	13.624087	11.68%	0	2004
	10.000000	12.199748	22.00%	0	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	12.106859	13.765778	13.70%	551	2006
	10.961939	12.106859	10.44%	616	2005
	10.110695	10.961939	8.42%	4,318	2004
	7.393089	10.110695	36.76%	3,459	2003
	9.287108	7.393089	-20.39%	353	2002
	9.582905	9.287108	-3.09%	263	2001
	10.000000	9.582905	-4.17%	0	2000*

Wells Fargo Advantage Growth Fund: Investor Class	11.832735	12.569232	6.22%	0	2006
	11.010106	11.832735	7.47%	0	2005
	9.919925	11.010106	10.99%	0	2004
	10.000000	9.919925	-0.80%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	6.751740	7.681938	13.78%	83	2006
	6.973796	6.751740	-3.18%	124	2005
	6.495993	6.973796	7.36%	103	2004
	5.294110	6.495993	22.70%	0	2003
	6.868994	5.294110	-22.93%	0	2002
	8.715976	6.868994	-21.19%	0	2001
	10.000000	8.715976	-12.84%	0	2000*

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	11.088314	12.440554	12.20%	1,052	2006
	10.000000	11.088314	10.88%	985	2005*

Additional Contract Options Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	10.258425	11.188485	9.07%	2,595	2006
	10.000000	10.258425	2.58%	4,195	2005*

AIM Dynamics Fund: Investor Class	6.125402	7.034672	14.84%	25,656	2006
	5.631591	6.125402	8.77%	29,052	2005
	5.104905	5.631591	10.32%	25.205	2004
	3.746112	5.104905	36.27%	21,266	2003
	5.680666	3.746112	-34.06%	15,712	2002
	8.590146	5.680666	-33.87%	10,338	2001
	10.000000	8.590146	-14.10%	166	2000*

AIM Small Cap Growth Fund: Investor Class	10.000000	10.186768	1.87%	2,367	2006*

American Century Growth: Investor Class	6.388427	6.796186	6.38%	32,823	2006
	6.182870	6.388427	3.32%	23,179	2005
	5.708312	6.182870	8.31%	19,497	2004
	4.655706	5.708312	22.61%	7,867	2003
	6.395245	4.655706	-27.20%	5,580	2002
	7.979607	6.395245	-19.86%	1,068	2001
	10.000000	7.979607	-20.20%	1,018	2000*

American Century Income & Growth: Advisor Class	9.270271	10.677020	15.17%	16,467	2006
	8.998683	9.270271	3.02%	17,597	2005
	8.101142	8.998683	11.08%	12,946	2004
	6.355989	8.101142	27.46%	14,393	2003
	8.022025	6.355989	-20.77%	15,616	2002
	8.909987	8.022025	-9.97%	3,180	2001
	10.000000	8.909987	-10.90%	170	2000*

American Century International Growth: Advisor Class	7.713081	9.480066	22.91%	1,825	2006
	6.922233	7.713081	11.42%	1,975	2005
	6.105758	6.922233	13.37%	1,998	2004
	4.952058	6.105758	23.30%	1,998	2003
	6.240467	4.952058	-20.65%	2,044	2002
	8.674874	6.240467	-28.06%	1,265	2001
	10.000000	8.674874	-13.25%	351	2000*

American Century Short Term Government: Investor Class	11.429344	11.715253	2.50%	10,750	2006
	11.407263	11.429344	0.19%	8,669	2005
	11.499296	11.407263	-0.80%	8,615	2004
	11.539820	11.499296	-0.35%	6,467	2003
	11.126898	11.539820	3.71%	3,095	2002
	10.537875	11.126898	5.59%	546	2001
	10.000000	10.537875	5.38%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Ultra: Investor Class	6.928570	6.604158	-4.68%	20,437	2006
	6.884415	6.928570	0.64%	25,740	2005
	6.310791	6.884415	9.09%	24,547	2004
	5.089179	6.310791	24.00%	18,574	2003
	6.719494	5.089179	-24.26%	14,956	2002
	7.986087	6.719494	-15.86%	9,096	2001
	10.000000	7.986087	-20.14%	3,214	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	12.526789	15.415331	23.06%	2,097	2006
	11.250930	12.526789	11.34%	1,094	2005
	10.000000	11.250930	12.51%	595	2004*

Dreyfus Appreciation Fund, Inc.	9.059713	10.380657	14.58%	8,379	2006
	8.827204	9.059713	2.63%	9,352	2005
	8.484437	8.827204	4.04%	7,550	2004
	7.151216	8.484437	18.64%	7,534	2003
	8.758045	7.151216	-18.35%	4,666	2002
	9.958126	8.758045	-12.05%	1,137	2001
	10.000000	9.958126	-0.42%	233	2000*

Dreyfus Emerging Leaders Fund	11.938232	12.597214	5.52%	0	2006
	11.095527	11.938232	7.59%	0	2005
	9.856148	11.095527	12.57%	0	2004
	7.170087	9.856148	37.46%	0	2003
	9.113078	7.170087	-21.32%	0	2002
	10.265356	9.113078	-11.22%	0	2001
	10.000000	10.265356	2.65%	0	2000*

Dreyfus Premier Balanced Opportunity Fund: Class Z	9.849248	10.631547	7.94%	12,065	2006
	10.127537	9.849248	-2.75%	11,804	2005
	10.000000	10.127537	1.28%	7,904	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	5.959309	6.402124	7.43%	3,011	2006
	5.844155	5.959309	1.97%	3,332	2005
	5.598328	5.844155	4.39%	5,662	2004
	4.512953	5.598328	24.05%	4,565	2003
	6.484016	4.512953	-30.40%	2,324	2002
	8.625964	6.484016	-24.83%	1,528	2001
	10.000000	8.625964	-13.74%	1,364	2000*

Federated Bond Fund: Class F Shares	13.638026	14.223621	4.29%	3,139	2006
	13.582381	13.638026	0.41%	3,033	2005
	12.906960	13.582381	5.23%	2,715	2004
	11.603363	12.906960	11.23%	2,473	2003
	11.011157	11.603363	5.38%	1,729	2002
	10.411592	11.011157	5.76%	333	2001
	10.000000	10.411592	4.12%	169	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Equity Income Fund, Inc.: Class F Shares	8.315673	10.053999	20.90%	620	2006
	8.190739	8.315673	1.53%	620	2005
	7.356841	8.190739	11.34%	620	2004
	6.023093	7.356841	22.14%	71	2003
	7.585100	6.023093	-20.59%	0	2002
	8.678320	7.585100	-12.60%	0	2001
	10.000000	8.678320	-13.22%	0	2000*

Federated High Yield Trust	11.822213	12.924243	9.32%	6,458	2006
	11.711207	11.822213	0.95%	5,881	2005
	10.645415	11.711207	10.01%	3,798	2004
	8.795198	10.645415	21.04%	1,156	2003
	8.919182	8.795198	-1.39%	657	2002
	9.225056	8.919182	-3.32%	144	2001
	10.000000	9.225056	-7.75%	43	2000*

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.573512	12.923836	2.79%	2,924	2006
	12.501251	12.573512	0.58%	2,709	2005
	12.289319	12.501251	1.72%	2,086	2004
	11.759931	12.289319	4.50%	1,524	2003
	10.956671	11.759931	7.33%	212	2002
	10.354290	10.956671	5.82%	0	2001
	10.000000	10.354290	3.54%	0	2000*

Fidelity Advisor Balanced Fund: Class A	10.335978	11.359753	9.90%	3,177	2006
	9.961391	10.335978	3.76%	3,803	2005
	9.609203	9.961391	3.67%	5,702	2004
	8.272082	9.609203	16.16%	6,588	2003
	9.203576	8.272082	-10.12%	4,371	2002
	9.503531	9.203576	-3.16%	1,073	2001
	10.000000	9.503531	-4.96%	537	2000*

Fidelity Advisor Equity Growth Fund: Class A	6.650228	6.982969	5.00%	13,106	2006
	6.403201	6.650228	3.86%	10,485	2005
	6.317613	6.403201	1.35%	9,403	2004
	4.853795	6.317613	30.16%	7,401	2003
	7.089774	4.853795	-31.54%	5,405	2002
	8.767828	7.089774	-19.14%	308	2001
	10.000000	8.767828	-12.32%	0	2000*

Fidelity Advisor Equity Income Fund: Class A	13.117149	15.134634	15.38%	24,571	2006
	12.506032	13.117149	4.89%	20,939	2005
	11.318168	12.506032	10.50%	18,912	2004
	8.919919	11.318168	26.89%	13,682	2003
	10.712074	8.919919	-16.73%	7,824	2002
	11.116157	10.712074	-3.64%	1,111	2001
	10.000000	11.116157	11.16%	690	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Growth Opportunities Fund: Class A	7.796218	8.069848	3.51%	10,609	2006
	7.282057	7.796218	6.77%	8,219	2005
	6.900394	7.282057	5.53%	7,736	2004
	5.411322	6.900394	27.52%	5,390	2003
	7.070458	5.411322	-23.47%	4,685	2002
	8.443095	7.070458	-16.26%	3,286	2001
	10.000000	8.443095	-15.57%	914	2000*

Fidelity Advisor High Income Advantage Fund: Class T	13.730307	15.642038	13.92%	1,594	2006
	13.317356	13.730307	3.10%	1,675	2005
	11.765448	13.317356	13.19%	802	2004
	8.311871	11.765448	41.55%	1,589	2003
	8.788167	8.311871	-5.42%	702	2002
	9.024990	8.788167	-2.62%	360	2001
	10.000000	9.024990	-9.75%	317	2000*

Fidelity Advisor Overseas Fund: Class A	10.134575	11.880971	17.23%	337	2006
	8.995679	10.134575	12.66%	421	2005
	8.077770	8.995679	11.36%	885	2004
	5.679602	8.077770	42.22%	259	2003
	7.216084	5.679602	-21.29%	71	2002
	9.168643	7.216084	-21.30%	0	2001
	10.000000	9.168643	-8.31%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	12.902681	14.981232	16.11%	4,108	2006
	11.025556	12.902681	17.03%	3,107	2005
	10.000000	11.025556	10.26%	1,686	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	19.794599	22.698418	14.67%	21,995	2006
	18.110092	19.794599	9.30%	21,584	2005
	14.665332	18.110092	23.49%	13,654	2004
	11.484125	14.665332	27.70%	6,615	2003
	12.392175	11.484125	-7.33%	3,239	2002
	10.684290	12.392175	15.99%	674	2001
	10.000000	10.684290	6.84%	0	2000*

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	15.159399	17.626141	16.27%	19,770	2006
	13.985709	15.159399	8.39%	20,476	2005
	12.503848	13.985709	11.85%	15,839	2004
	10.055126	12.503848	24.35%	12,156	2003
	11.489770	10.055126	-12.49%	8,585	2002
	11.006218	11.489770	4.39%	783	2001
	10.000000	11.006218	10.06%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Small-Mid Cap Growth Fund: Class A	7.618197	8.072681	5.97%	21,468	2006
	6.992543	7.618197	8.95%	18,502	2005
	6.277004	6.992543	11.40%	13,956	2004
	4.626215	6.277004	35.68%	7,317	2003
	6.666321	4.626215	-30.60%	6,378	2002
	8.512713	6.666321	-21.69%	2,304	2001
	10.000000	8.512713	-14.87%	330	2000*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	12.496550	14.959026	19.71%	8,704	2006
	11.513291	12.496550	8.54%	5,434	2005
	10.000000	11.513291	15.13%	2,044	2004*

J.P. Morgan NVIT Balanced Fund: Class I	10.553133	11.674496	10.63%	1,729	2006
	10.442464	10.553133	1.06%	1,465	2005
	9.766765	10.442464	6.92%	1,477	2004
	8.369251	9.766765	16.70%	295	2003
	9.684942	8.369251	-13.58%	0	2002
	10.000000	9.684942	-3.15%	0	2001*

Janus Adviser Balanced Fund: I Shares	10.746137	11.691711	8.80%	10,462	2006
	10.127421	10.746137	6.11%	11,538	2005
	9.478675	10.127421	6.84%	11,982	2004
	8.436499	9.478675	12.35%	9,263	2003
	9.162562	8.436499	-7.92%	7,799	2002
	9.771288	9.162562	-6.23%	1,234	2001
	10.000000	9.771288	-2.29%	0	2000*

Janus Adviser International Growth Fund: I Shares	10.131345	14.441073	42.54%	354	2006
	7.803777	10.131345	29.83%	478	2005
	6.606960	7.803777	18.11%	1,092	2004
	4.974186	6.606960	32.82%	489	2003
	6.786184	4.974186	-26.70%	271	2002
	8.918728	6.786184	-23.91%	77	2001
	10.000000	8.918728	-10.81%	0	2000*

Janus Adviser Worldwide Fund: I Shares	6.539502	7.536237	15.24%	11,712	2006
	6.255792	6.539502	4.54%	16,921	2005
	6.060967	6.255792	3.21%	17,291	2004
	5.006864	6.060967	21.05%	18,785	2003
	6.865837	5.006864	-27.08%	15,457	2002
	8.828146	6.865837	-22.23%	9,448	2001
	10.000000	8.828146	-11.72%	3,130	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Fund	5.674841	6.185061	8.99%	13,276	2006
	5.537706	5.674841	2.48%	14,399	2005
	5.367621	5.537706	3.17%	14,559	2004
	4.135334	5.367621	29.80%	14,007	2003
	5.792910	4.135334	-28.61%	10,141	2002
	7.955688	5.792910	-27.19%	7,913	2001
	10.000000	7.955688	-20.44%	2,100	2000*

Janus Twenty Fund	5.823191	6.444792	10.67%	11,334	2006
	5.399959	5.823191	7.84%	14,034	2005
	4.422663	5.399959	22.10%	18,025	2004
	3.581326	4.422663	23.49%	20,088	2003
	4.783010	3.581326	-25.12%	16,466	2002
	6.856048	4.783010	-30.24%	15,630	2001
	10.000000	6.856048	-31.44%	2,998	2000*

Janus Worldwide Fund	5.775385	6.710649	16.19%	648	2006
	5.536695	5.775385	4.31%	894	2005
	5.323440	5.536695	4.01%	978	2004
	4.347960	5.323440	22.44%	978	2003
	5.963384	4.347960	-27.09%	978	2002
	7.846884	5.963384	-24.00%	1,329	2001
	10.000000	7.846884	-21.53%	1,144	2000*

Lazard Small Cap Portfolio: Open Shares	15.965340	18.373264	15.08%	682	2006
	15.587418	15.965340	2.42%	705	2005
	13.765910	15.587418	13.23%	941	2004
	10.080904	13.765910	36.55%	892	2003
	12.448098	10.080904	-19.02%	1,886	2002
	10.733803	12.448098	15.97%	101	2001
	10.000000	10.733803	7.34%	0	2000*

Nationwide Bond Fund: Class D	13.566752	13.958541	2.89%	4,277	2006
	13.348603	13.566752	1.63%	4,262	2005
	12.921136	13.348603	3.31%	3,635	2004
	12.323899	12.921136	4.85%	3,290	2003
	11.444561	12.323899	7.68%	1,335	2002
	10.572997	11.444561	8.24%	668	2001
	10.000000	10.572997	5.73%	194	2000*

Nationwide Bond Index Fund: Class A	12.471724	12.752031	2.25%	6,032	2006
	12.422813	12.471724	0.39%	4,478	2005
	12.152046	12.422813	2.23%	3,605	2004
	11.951293	12.152046	1.68%	1,592	2003
	11.079650	11.951293	7.87%	394	2002
	10.493140	11.079650	5.59%	0	2001
	10.000000	10.493140	4.93%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Government Bond Fund: Class D	13.214863	13.526327	2.36%	7,085	2006
	13.046553	13.214863	1.29%	6,192	2005
	12.799935	13.046553	1.93%	4,942	2004
	12.746420	12.799935	0.42%	3,977	2003
	11.654294	12.746420	9.37%	1,423	2002
	10.950362	11.654294	6.43%	425	2001
	10.000000	10.950362	9.50%	0	2000*

Nationwide Growth Fund: Class A	11.301014	11.805827	4.47%	1,656	2006
	10.806298	11.301014	4.58%	6,861	2005
	10.172447	10.806298	6.23%	5,708	2004
	10.000000	10.172447	1.72%	5,092	2003*

Nationwide Growth Fund: Class D	5.386180	5.643295	4.77%	820	2006
	5.129089	5.386180	5.01%	910	2005
	4.814019	5.129089	6.54%	1,516	2004
	3.672095	4.814019	31.10%	1,612	2003
	5.226331	3.672095	-29.74%	1,324	2002
	7.344506	5.226331	-28.84%	607	2001
	10.000000	7.344506	-26.55%	607	2000*

Nationwide NMF Investor Destinations Conservative Fund: Service Class	11.136924	11.647004	4.58%	33,171	2006
	10.950205	11.136924	1.71%	26,089	2005
	10.605380	10.950205	3.25%	23,190	2004
	9.996699	10.605380	6.09%	3,411	2003
	10.091371	9.996699	-0.94%	58	2002
	10.026870	10.091371	0.64%	0	2001
	10.000000	10.026870	0.27%	0	2000*

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class	11.059451	11.825748	6.93%	16,160	2006
	10.748339	11.059451	2.89%	13,295	2005
	10.187101	10.748339	5.51%	5,742	2004
	9.104947	10.187101	11.89%	3,951	2003
	9.647960	9.104947	-5.63%	1,436	2002
	9.905932	9.647960	-2.60%	0	2001
	10.000000	9.905932	-0.94%	0	2000*

Nationwide NMF Investor Destinations Moderate Fund: Service Class	10.754358	11.805639	9.78%	67,080	2006
	10.352844	10.754358	3.88%	46,244	2005
	9.601045	10.352844	7.83%	27,947	2004
	8.138293	9.601045	17.97%	4,481	2003
	9.130251	8.138293	-10.86%	2,737	2002
	9.727261	9.130251	-6.14%	298	2001
	10.000000	9.727261	-2.73%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class	10.546315	11.894976	12.79%	47,022	2006
	9.997541	10.546315	5.49%	37,681	2005
	9.049890	9.997541	10.47%	24,956	2004
	7.270065	9.049890	24.48%	5,290	2003
	8.621655	7.270065	-15.68%	198	2002
	9.591819	8.621655	-10.11%	166	2001
	10.000000	9.591819	-4.08%	0	2000*

Nationwide NMF Investor Destinations Aggressive Fund: Class A	10.281189	11.837463	15.14%	17,323	2006
	9.673068	10.281189	6.29%	8,634	2005
	8.609651	9.673068	12.35%	4,346	2004
	6.633766	8.609651	29.79%	322	2003
	8.249387	6.633766	-19.58%	88	2002
	9.453704	8.249387	-12.74%	0	2001
	10.000000	9.453704	-5.46%	0	2000*

Nationwide International Index Fund: Class A	10.578891	13.098523	23.82%	393	2006
	9.456046	10.578891	11.87%	414	2005
	8.053872	9.456046	17.41%	749	2004
	5.963672	8.053872	35.05%	300	2003
	7.353094	5.963672	-18.90%	163	2002
	9.630677	7.353094	-23.65%	118	2001
	10.000000	9.630677	-3.69%	0	2000*

Nationwide Large Cap Value Fund: Class A	13.645601	16.278053	19.29%	5,136	2006
	12.857034	13.645601	5.73%	3,178	2005
	11.257809	12.857034	14.21%	1,424	2004
	8.922373	11.257809	26.18%	544	2003
	10.501570	8.922373	-15.04%	420	2002
	11.191916	10.501570	-6.17%	205	2001
	10.000000	11.191916	11.92%	0	2000*

Nationwide Mid Cap Market Index Fund: Class A	13.130877	14.179906	7.99%	8,928	2006
	11.914774	13.130877	10.21%	7,260	2005
	10.460225	11.914774	13.91%	5,452	2004
	7.898272	10.460225	32.44%	2,332	2003
	9.459491	7.898272	-16.50%	1,428	2002
	9.773554	9.459491	-3.21%	261	2001
	10.000000	9.773554	-2.26%	0	2000*

Nationwide Money Market Fund: Service Class	10.373860	10.671569	2.87%	40,738	2006
	10.262598	10.373860	1.08%	28,840	2005
	10.343639	10.262598	-0.78%	23,536	2004
	10.443276	10.343639	-0.95%	25,133	2003
	10.491525	10.443276	-0.46%	16,107	2002
	10.297760	10.491525	1.88%	7,958	2001
	10.000000	10.297760	2.98%	174	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide® Fund: Class D	9.675910	10.856127	12.20%	4,487	2006
	9.144644	9.675910	5.81%	3,913	2005
	8.453140	9.144644	8.18%	3,416	2004
	6.748557	8.453140	25.26%	1,682	2003
	8.263303	6.748557	-18.33%	1,265	2002
	9.523220	8.263303	-13.23%	566	2001
	10.000000	9.523220	-4.77%	228	2000*

Nationwide S&P 500® Index Fund: Service Class	8.277555	9.394224	13.49%	45,384	2006
	8.057114	8.277555	2.74%	36,109	2005
	7.412514	8.057114	8.70%	26,705	2004
	5.885925	7.412514	25.94%	13,646	2003
	7.723817	5.885925	-23.80%	12,044	2002
	8.940568	7.723817	-13.61%	3,611	2001
	10.000000	8.940568	-10.59%	668	2000*

Nationwide Small Cap Fund: Class A	17.095081	21.760541	27.29%	5,348	2006
	14.158529	17.095081	20.74%	4,211	2005
	11.423314	14.158529	23.94%	2,698	2004
	7.831264	11.423314	45.87%	1,269	2003
	9.756098	7.831264	-19.73%	891	2002
	10.090883	9.756098	-3.32%	146	2001
	10.000000	10.090883	0.91%	0	2000*

Nationwide Small Cap Index Fund: Class A	12.636649	14.595491	15.50%	5,544	2006
	12.288591	12.636649	2.83%	3,603	2005
	10.588823	12.288591	16.05%	2,141	2004
	7.387440	10.588823	43.34%	954	2003
	9.481590	7.387440	-22.09%	839	2002
	9.463689	9.481590	0.19%	277	2001
	10.000000	9.463689	-5.36%	0	2000*

Nationwide Value Opportunities Fund: Class A	14.522300	16.865886	16.14%	1,230	2006
	13.657292	14.522300	6.33%	1,728	2005
	12.220130	13.657292	11.76%	2,139	2004
	9.071142	12.220130	34.71%	958	2003
	10.748517	9.071142	-15.61%	480	2002
	10.709688	10.748517	0.36%	208	2001
	10.000000	10.709688	7.10%	0	2000*

Neuberger Berman Genesis Fund: Trust Class	21.704842	22.943077	5.70%	14,272	2006
	18.936392	21.704842	14.62%	14,568	2005
	16.190821	18.936392	16.96%	11,608	2004
	12.478777	16.190821	29.75%	5,646	2003
	13.053256	12.478777	-4.40%	2,895	2002
	11.818605	13.053256	10.45%	1,527	2001
	10.000000	11.818605	18.19%	437	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Guardian Fund: Trust Class	10.703663	11.953613	11.68%	3,422	2006
	10.032231	10.703663	6.69%	3,409	2005
	8.780589	10.032231	14.25%	4,326	2004
	6.599329	8.780589	33.05%	4,019	2003
	9.037969	6.599329	-26.98%	1,590	2002
	9.351959	9.037969	-3.36%	659	2001
	10.000000	9.351959	-6.48%	217	2000*

Neuberger Berman Partners Fund: Trust Class	13.008772	14.492512	11.41%	947	2006
	11.204311	13.008772	16.11%	1,059	2005
	9.552160	11.204311	17.30%	873	2004
	7.144661	9.552160	33.70%	619	2003
	9.654616	7.144661	-26.00%	726	2002
	10.126269	9.654616	-4.66%	704	2001
	10.000000	10.126269	1.26%	0	2000*

Neuberger Berman Socially Responsive Fund: Trust Class	11.940078	13.440186	12.56%	3,882	2006
	11.275158	11.940078	5.90%	2,663	2005
	10.000000	11.275158	12.75%	0	2004*

Oppenheimer Capital Appreciation Fund: Class A	7.850409	8.317460	5.95%	19,554	2006
	7.608315	7.850409	3.18%	18,270	2005
	7.251992	7.608315	4.91%	14,237	2004
	5.684252	7.251992	27.58%	8,202	2003
	7.821894	5.684252	-27.33%	5,466	2002
	9.091985	7.821864	-13.97%	3,332	2001
	10.000000	9.091985	-9.08%	0	2000*

Oppenheimer Champion Income Fund: Class A	12.202423	13.131623	7.61%	1,956	2006
	12.061093	12.202423	1.17%	2,267	2005
	11.206497	12.061093	7.63%	282	2004
	10.000000	11.206497	12.06%	23	2003*

Oppenheimer Global Fund: Class A	11.667114	13.496710	15.68%	7,263	2006
	10.399712	11.667114	12.19%	8,410	2005
	8.892350	10.399712	16.95%	9,916	2004
	6.306488	8.892350	41.00%	11,076	2003
	8.251822	6.306488	-23.57%	9,794	2002
	9.494192	8.251822	-13.09%	5,802	2001
	10.000000	9.494192	-5.06%	2,819	2000*

Oppenheimer Strategic Income Fund: Class A	13.900889	14.752031	6.12%	6,425	2006
	13.542123	13.900889	2.65%	6,934	2005
	12.535852	13.542123	8.03%	3,744	2004
	10.636303	12.535852	17.86%	1,272	2003
	10.101298	10.636303	5.30%	564	2002
	9.897617	10.101298	2.06%	236	2001
	10.000000	9.897617	-1.02%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	12.959922	14.994840	15.70%	20,279	2006
	11.530336	12.959922	12.40%	16,742	2005
	10.000000	11.530336	15.30%	10,994	2004*

PIMCO Total Return Fund: Class A	13.029684	13.291531	2.01%	20,820	2006
	12.911468	13.029684	0.92%	22,622	2005
	12.520319	12.911468	3.12%	16,096	2004
	12.092198	12.520319	3.54%	11,449	2003
	11.191014	12.092198	8.05%	6,478	2002
	10.421817	11.191014	7.38%	798	2001
	10.000000	10.421817	4.22%	0	2000*

Putnam International Equity Fund: Class A	16.068210	20.307588	26.38%	259	2006
	14.482681	16.068210	10.95%	259	2005
	12.643169	14.482681	14.55%	259	2004
	10.000000	12.643169	26.43%	0	2003*

Putnam Voyager Fund: Class A	12.596612	13.063697	3.71%	203	2006
	12.115412	12.596612	3.97%	132	2005
	11.731134	12.115412	3.28%	0	2004
	10.000000	11.731134	17.31%	26	2003*

Templeton Foreign Fund: Class A	13.929869	16.464699	18.20%	4,260	2006
	12.775753	13.929869	9.03%	4,541	2005
	10.973038	12.775753	16.43%	5,056	2004
	8.531093	10.973038	28.62%	6,133	2003
	9.475781	8.531093	-9.97%	4.13	2002
	10.443442	9.475781	-9.27%	1,670	2001
	10.000000	10.443442	4.43%	117	2000*

Van Kampen Growth and Income Fund: Class A	15.055890	17.213616	14.33%	10,533	2006
	13.903860	15.055890	8.29%	8,303	2005
	12.382258	13.903860	12.29%	3,595	2004
	10.000000	12.382258	23.82%	804	2003*

Van Kampen Mid Cap Growth Fund: Class A	16.945057	18.203760	7.43%	3,264	2006
	14.619253	16.945057	15.91%	2,270	2005
	12.257017	14.619253	19.27%	617	2004
	10.000000	12.257017	22.57%	9	2003*

Van Kampen Real Estate Securities Fund: Class A	19.697549	26.682039	35.46%	8,304	2006
	17.140975	19.697549	14.91%	5,688	2005
	12.725848	17.140975	34.69%	4,133	2004
	10.000000	12.725848	27.26%	354	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Waddell & Reed Advisors Small Cap Fund: Class A	15.075511	15.773367	4.63%	1,877	2006
	13.612574	15.075511	10.75%	2,015	2005
	12.195619	13.612574	11.62%	1,080	2004
	10.000000	12.195619	21.96%	0	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	12.072136	13.719347	13.64%	12,415	2006
	10.936020	12.072136	10.39%	12,799	2005
	10.091907	10.936020	8.36%	11,248	2004
	7.383083	10.091907	36.69%	9,022	2003
	9.279248	7.383083	-20.43%	6,647	2002
	9.579686	9.279248	-3.14%	3,733	2001
	10.000000	9.579686	-4.20%	561	2000*

Wells Fargo Advantage Growth Fund: Investor Class	11.819822	12.549161	6.17%	3,234	2006
	11.003646	11.819822	7.42%	1,336	2005
	9.919127	11.003646	10.93%	314	2004
	10.000000	9.919127	-0.81%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	6.733800	7.657653	13.72%	1,520	2006
	6.958784	6.733800	-3.23%	2,038	2005
	6.485293	6.958784	7.30%	1,940	2004
	5.288064	6.485293	22.64%	1,771	2003
	6.864646	5.288064	-22.97%	1,370	2002
	8.714916	6.864646	-21.23%	1,008	2001
	10.000000	8.714916	-12.85%	0	2000*

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	11.084220	12.429673	12.14%	4,379	2006
	10.000000	11.084220	10.84%	5,075	2005*

Additional Contract Options Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	10.256031	11.180215	9.01%	365	2006
	10.000000	10.256031	2.56%	379	2005*

AIM Dynamics Fund: Investor Class	6.107804	7.010924	14.79%	2,888	2006
	5.618256	6.107804	8.71%	4,217	2005
	5.095399	5.618256	10.26%	4,623	2004
	3.741024	5.095399	36.20%	3,870	2003
	5.675844	3.741024	-34.09%	3,259	2002
	8.587266	5.675844	-33.90%	1,636	2001
	10.000000	8.587266	-14.13%	438	2000*

AIM Small Cap Growth Fund: Investor Class	10.000000	10.182988	1.83%	1,920	2006*
					\

American Century Growth: Investor Class	6.370094	6.773257	6.33%	1,551	2006
	6.168243	6.370094	3.27%	2,381	2005
	5.697680	6.168243	8.26%	1,732	2004
	4.649393	5.697680	22.55%	941	2003
	6.389818	4.649393	-27.24%	435	2002
	7.976922	6.389818	-19.90%	87	2001
	10.000000	7.976922	-20.23%	0	2000*

American Century Income & Growth: Advisor Class	9.243694	10.641024	15.12%	2,882	2006
	8.977426	9.243694	2.97%	3,590	2005
	8.086103	8.977426	11.02%	3,171	2004
	6.347409	8.086103	27.39%	2,231	2003
	8.015252	6.347409	-20.81%	1,944	2002
	8.906998	8.015252	-10.01%	1,264	2001
	10.000000	8.906998	-10.93%	681	2000*

American Century International Growth: Advisor Class	7.690956	9.448092	22.85%	749	2006
	6.905858	7.690956	11.37%	749	2005
	6.094402	6.905858	13.31%	749	2004
	4.945354	6.094402	23.23%	748	2003
	6.235181	4.945354	-20.69%	748	2002
	8.671954	6.235181	-28.10%	402	2001
	10.000000	8.671954	-13.28%	0	2000*

American Century Short Term Government: Investor Class	11.396548	11.675733	2.45%	317	2006
	11.380278	11.396548	0.14%	296	2005
	11.477926	11.380278	-0.85%	207	2004
	11.524226	11.477926	-0.40%	74	2003
	11.117502	11.524226	3.66%	31	2002
	10.534339	11.117502	5.54%	93	2001
	10.000000	10.534339	5.34%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Ultra: Investor Class	6.908654	6.581838	-4.73%	2,560	2006
	6.868113	6.908654	0.59%	2,222	2005
	6.299038	6.868113	9.03%	1,868	2004
	5.082284	6.299038	23.94%	1,743	2003
	6.713812	5.082284	-24.30%	1,678	2002
	7.983407	6.713812	-15.90%	899	2001
	10.000000	7.983407	-20.17%	247	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	12.516263	15.394583	23.00%	331	2006
	11.247161	12.516263	11.28%	19	2005
	10.000000	11.247161	12.47%	3	2004*

Dreyfus Appreciation Fund, Inc.	9.033714	10.345627	14.52%	5,955	2006
	8.806327	9.033714	2.58%	5,307	2005
	8.468670	8.806327	3.99%	3,423	2004
	7.141550	8.468670	18.58%	1,596	2003
	8.750643	7.141550	-18.39%	1,368	2002
	9.954789	8.750643	-12.10%	194	2001
	10.000000	9.954789	-0.45%	0	2000*

Dreyfus Emerging Leaders Fund	11.903916	12.554646	5.47%	0	2006
	11.069230	11.903916	7.54%	0	2005
	9.837785	11.069230	12.52%	0	2004
	7.160353	9.837785	37.39%	0	2003
	9.105357	7.160353	-21.36%	0	2002
	10.261913	9.105357	-11.27%	0	2001
	10.000000	10.261913	2.62%	0	2000*

Dreyfus Premier Balanced Opportunity Fund: Class Z	9.844086	10.620598	7.89%	444	2006
	10.127340	9.844086	-2.80%	390	2005
	10.000000	10.127340	1.27%	389	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	5.942187	6.380503	7.38%	130	2006
	5.830315	5.942187	1.92%	70	2005
	5.587893	5.830315	4.34%	114	2004
	4.506827	5.587893	23.99%	7	2003
	6.478513	4.506827	-30.43%	0	2002
	8.623059	6.478513	-24.87%	0	2001
	10.000000	8.623059	-13.77%	0	2000*

Federated Bond Fund: Class F Shares	13.598875	14.175611	4.24%	0	2006
	13.550248	13.598875	0.36%	0	2005
	12.882969	13.550248	5.18%	0	2004
	11.587676	12.882969	11.18%	0	2003
	11.001847	11.587676	5.32%	0	2002
	10.408109	11.001847	5.70%	0	2001
	10.000000	10.408109	4.08%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Equity Income Fund, Inc.: Class F Shares	8.293537	10.022180	20.84%	7	2006
	8.173077	8.293537	1.47%	25	2005
	7.344705	8.173077	11.28%	54	2004
	6.016211	7.344705	22.08%	54	2003
	7.580293	6.016211	-20.63%	277	2002
	8.677258	7.580293	-12.64%	25	2001
	10.000000	8.677258	-13.23%	0	2000*

Federated High Yield Trust	11.788223	12.880562	9.27%	738	2006
	11.683450	11.788223	0.90%	952	2005
	10.625574	11.683450	9.96%	562	2004
	8.783263	10.625574	20.98%	362	2003
	8.911602	8.783263	-1.44%	298	2002
	9.221921	8.911602	-3.37%	0	2001
	10.000000	9.221921	-7.78%	0	2000*

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.540048	12.882919	2.73%	194	2006
	12.474290	12.540048	0.53%	175	2005
	12.269038	12.474290	1.67%	124	2004
	11.746484	12.269038	4.45%	15	2003
	10.949696	11.746484	7.28%	0	2002
	10.352982	10.949696	5.76%	0	2001
	10.000000	10.352982	3.53%	0	2000*

Fidelity Advisor Balanced Fund: Class A	10.306322	11.321422	9.85%	1,252	2006
	9.937839	10.306322	3.71%	1,248	2005
	9.591347	9.937839	3.61%	1,186	2004
	8.260903	9.591347	16.11%	1,402	2003
	9.195805	8.260903	-10.17%	1,284	2002
	9.500347	9.195805	-3.21%	31	2001
	10.000000	9.500347	-5.00%	0	2000*

Fidelity Advisor Equity Growth Fund: Class A	6.632533	6.960868	4.95%	2,305	2006
	6.389396	6.632533	3.81%	1,719	2005
	6.307195	6.389396	1.30%	1,053	2004
	4.848254	6.307195	30.09%	1,573	2003
	7.085291	4.848254	-31.57%	1,013	2002
	8.766760	7.085291	-19.18%	0	2001
	10.000000	8.766760	-12.33%	0	2000*

Fidelity Advisor Equity Income Fund: Class A	13.079505	15.083568	15.32%	4,979	2006
	12.476448	13.079505	4.83%	4,298	2005
	11.297122	12.476448	10.44%	3,721	2004
	8.907850	11.297122	26.82%	3,070	2003
	10.703022	8.907850	-16.77%	2,370	2002
	11.112437	10.703022	-3.68%	270	2001
	10.000000	11.112437	11.12%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Growth Opportunities Fund: Class A	7.773869	8.042639	3.46%	1,599	2006
	7.264838	7.773869	6.72%	1,804	2005
	6.887564	7.264838	5.48%	2,060	2004
	5.404001	6.887564	27.45%	1,347	2003
	7.064476	5.404001	-23.50%	970	2002
	8.440262	7.064476	-16.30%	59	2001
	10.000000	8.440262	-15.60%	0	2000*

Fidelity Advisor High Income Advantage Fund: Class T	13.690923	15.589279	13.87%	437	2006
	13.285869	13.690923	3.05%	468	2005
	11.743589	13.285869	13.13%	468	2004
	8.300627	11.743589	41.48%	468	2003
	8.780732	8.300627	-5.47%	468	2002
	9.021948	8.780732	-2.67%	0	2001
	10.000000	9.021948	-9.78%	0	2000*

Fidelity Advisor Overseas Fund: Class A	10.107632	11.843394	17.17%	2	2006
	8.976303	10.107632	12.60%	2	2005
	8.064465	8.976303	11.31%	2	2004
	5.673125	8.064465	42.15%	26	2003
	7.211514	5.673125	-21.33%	0	2002
	9.167524	7.211514	-21.34%	0	2001
	10.000000	9.167524	-8.32%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	12.891829	14.961066	16.05%	181	2006
	11.021859	12.891829	16.97%	412	2005
	10.000000	11.021859	10.22%	107	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	19.742032	22.626685	14.61%	1,338	2006
	18.071134	19.742032	9.25%	1,422	2005
	14.641209	18.071134	24.43%	865	2004
	11.471045	14.641209	27.64%	527	2003
	12.384341	11.471045	-7.37%	459	2002
	10.682989	12.384341	15.93%	395	2001
	10.000000	10.682989	6.83%	0	2000*

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	15.115884	17.566650	16.21%	3,795	2006
	13.952614	15.115884	8.34%	3,751	2005
	12.480602	13.952614	11.79%	2,685	2004
	10.041519	12.480602	24.29%	1,713	2003
	11.480048	10.041519	-12.53%	1,257	2002
	11.002521	11.480048	4.34%	148	2001
	10.000000	11.002521	10.03%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Small-Mid Cap Growth Fund: Class A	7.596306	8.045403	5.91%	4,746	2006
	6.975979	7.596306	8.89%	4,484	2005
	6.265315	6.975979	11.34%	4,836	2004
	4.619942	6.265315	35.61%	3,738	2003
	6.660671	4.619942	-30.64%	2,421	2002
	8.509855	6.660671	-21.73%	3	2001
	10.000000	8.509855	-14.90%	0	2000*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	12.486051	14.938890	19.64%	2,338	2006
	11.509431	12.486051	8.49%	1,804	2005
	10.000000	11.509431	15.09%	355	2004*

J.P. Morgan NVIT Balanced Fund: Class I	10.529502	11.642457	10.57%	10	2006
	10.424349	10.529502	1.01%	39	2005
	9.754779	10.424349	6.86%	39	2004
	8.363217	9.754779	16.64%	39	2003
	9.682886	8.363217	-13.63%	39	2002
	10.000000	9.682886	-3.17%	0	2001*

Janus Adviser Balanced Fund: I Shares	10.717594	11.654753	8.74%	2,324	2006
	10.105627	10.717594	6.06%	2,481	2005
	9.463082	10.105627	6.79%	1,519	2004
	8.426889	9.463082	12.30%	1,465	2003
	9.156766	8.426889	-7.97%	1,684	2002
	9.770095	9.156766	-6.28%	109	2001
	10.000000	9.770095	-2.30%	0	2000*

Janus Adviser International Growth Fund: I Shares	10.104412	14.395403	42.47%	7	2006
	7.786955	10.104412	29.76%	14	2005
	6.596067	7.786955	18.05%	14	2004
	4.968510	6.596067	32.76%	6	2003
	6.781885	4.968510	-26.74%	0	2002
	8.917641	6.781885	-23.95%	0	2001
	10.000000	8.917641	-10.82%	0	2000*

Janus Adviser Worldwide Fund: I Shares	6.522127	7.512411	15.18%	103	2006
	6.242328	6.522127	4.48%	103	2005
	6.050978	6.242328	3.16%	333	2004
	5.001147	6.050978	20.99%	661	2003
	6.861490	5.001147	-27.11%	804	2002
	8.827073	6.861490	-22.27%	739	2001
	10.000000	8.827073	-11.73%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Fund	5.658555	6.164189	8.94%	4,236	2006
	5.524607	5.658555	2.42%	2,368	2005
	5.357641	5.524607	3.12%	2,005	2004
	4.129733	5.357641	29.73%	1,198	2003
	5.788008	4.129733	-28.65%	924	2002
	7.953018	5.788008	-27.22%	865	2001
	10.000000	7.953018	-20.47%	443	2000*

Janus Twenty Fund	5.806493	6.423058	10.62%	1,787	2006
	5.387185	5.806493	7.78%	1,894	2005
	4.414435	5.387185	22.04%	1,984	2004
	3.576470	4.414435	23.43%	2,330	2003
	4.778957	3.576470	-25.16%	2,840	2002
	6.853752	4.778957	-30.27%	2,629	2001
	10.000000	6.853752	-31.46%	506	2000*

Janus Worldwide Fund	5.758800	6.688003	16.14%	440	2006
	5.523587	5.758800	4.26%	440	2005
	5.313533	5.523587	3.95%	440	2004
	4.342071	5.313533	22.37%	440	2003
	5.958337	4.342071	-27.13%	440	2002
	7.844244	5.958337	-24.04%	440	2001
	10.000000	7.844244	-21.56%	440	2000*

Lazard Small Cap Portfolio: Open Shares	15.919535	18.311283	15.02%	214	2006
	15.550563	15.919535	2.37%	214	2005
	13.740332	15.550563	13.17%	214	2004
	10.067278	13.740332	36.49%	214	2003
	12.437583	10.067278	-19.06%	234	2002
	10.730212	12.437583	15.91%	0	2001
	10.000000	10.730212	7.30%	0	2000*

Nationwide Bond Fund: Class D	13.527755	13.911374	2.84%	0	2006
	13.316974	13.527755	1.58%	0	2005
	12.897062	13.316974	3.26%	35	2004
	12.307181	12.897062	4.79%	33	2003
	11.434837	12.307181	7.63%	1	2002
	10.569405	11.434837	8.19%	1	2001
	10.000000	10.569405	5.69%	0	2000*

Nationwide Bond Index Fund: Class A	12.438529	12.711654	2.20%	162	2006
	12.396020	12.438529	0.34%	103	2005
	12.131994	12.396020	2.18%	50	2004
	11.937628	12.131994	1.63%	0	2003
	11.072601	11.937628	7.81%	0	2002
	10.491816	11.072601	5.54%	0	2001
	10.000000	10.491816	4.92%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Government Bond Fund: Class D	13.176953	13.480704	2.31%	177	2006
	13.015708	13.176953	1.24%	162	2005
	12.776149	13.015708	1.88%	280	2004
	12.729200	12.776149	0.37%	115	2003
	11.644459	12.729200	9.32%	23	2002
	10.946692	11.644459	6.37%	0	2001
	10.000000	10.946692	9.47%	0	2000*

Nationwide Growth Fund: Class A	11.289382	11.787711	4.41%	0	2006
	10.800641	11.289382	4.53%	0	2005
	10.172277	10.800641	6.18%	0	2004
	10.000000	10.172277	1.72%	0	2003*

Nationwide Growth Fund: Class D	5.370731	5.624266	4.72%	0	2006
	5.116963	5.370731	4.96%	0	2005
	4.805072	5.116963	6.49%	0	2004
	3.667124	4.805072	31.03%	0	2003
	5.221904	3.667124	-29.77%	0	2002
	7.342041	5.221904	-28.88%	0	2001
	10.000000	7.342041	-26.58%	0	2000*

Nationwide NMF Investor Destinations Conservative Fund: Service Class	11.107324	11.610181	4.53%	309	2006
	10.926636	11.107324	1.65%	509	2005
	10.587934	10.926636	3.20%	254	2004
	9.985311	10.587934	6.04%	13	2003
	10.084987	9.985311	-0.99%	0	2002
	10.025650	10.084987	0.59%	0	2001
	10.000000	10.025650	0.26%	0	2000*

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class	11.030055	11.788356	6.87%	1,550	2006
	10.725207	11.030055	2.84%	1,449	2005
	10.170334	10.725207	5.46%	1,222	2004
	9.094580	10.170334	11.83%	13	2003
	9.641866	9.094580	-5.68%	0	2002
	9.904723	9.641866	-2.65%	141	2001
	10.000000	9.904723	-0.95%	0	2000*

Nationwide NMF Investor Destinations Moderate Fund: Service Class	10.725778	11.768301	9.72%	14,261	2006
	10.330556	10.725778	3.83%	14,095	2005
	9.585234	10.330556	7.78%	13,540	2004
	8.129015	9.585234	17.91%	20	2003
	9.124476	8.129015	-10.91%	20	2002
	9.726076	9.124476	-6.19%	0	2001
	10.000000	9.726076	-2.74%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class	10.518263	11.857331	12.73%	14,435	2006
	9.976000	10.518263	5.44%	13,666	2005
	9.034979	9.976000	10.42%	12,274	2004
	7.261770	9.034979	24.42%	2,568	2003
	8.616194	7.261770	-15.72%	2,050	2002
	9.590647	8.616194	-10.16%	0	2001
	10.000000	9.590647	-4.09%	0	2000*

Nationwide NMF Investor Destinations Aggressive Fund: Class A	10.253875	11.800038	15.08%	1,409	2006
	9.652265	10.253875	6.23%	1,425	2005
	8.595498	9.652265	12.29%	1,059	2004
	6.626215	8.595498	29.72%	351	2003
	8.244175	6.626215	-19.63%	306	2002
	9.452550	8.244175	-12.78%	0	2001
	10.000000	9.452550	-5.47%	0	2000*

Nationwide International Index Fund: Class A	10.550757	13.057095	23.76%	0	2006
	9.435676	10.550757	11.82%	0	2005
	8.040601	9.435676	17.35%	9	2004
	5.956866	8.040601	34.98%	0	2003
	7.348440	5.956866	-18.94%	0	2002
	9.629504	7.348440	-23.69%	0	2001
	10.000000	9.629504	-3.70%	0	2000*

Nationwide Large Cap Value Fund: Class A	13.606451	16.223141	19.23%	546	2006
	12.826632	13.606451	5.67%	698	2005
	11.236877	12.826632	14.15%	513	2004
	8.910299	11.236877	26.11%	511	2003
	10.492689	8.910299	-15.08%	471	2002
	11.188163	10.492689	-6.22%	236	2001
	10.000000	11.188163	11.88%	0	2000*

Nationwide Mid Cap Market Index Fund: Class A	13.095997	14.135079	7.93%	2,156	2006
	11.889131	13.095997	10.15%	2,092	2005
	10.443012	11.889131	13.85%	813	2004
	7.889264	10.443012	32.37%	582	2003
	9.453502	7.889264	-16.55%	0	2002
	9.772361	9.453502	-3.26%	0	2001
	10.000000	9.772361	-2.28%	0	2000*

Nationwide Money Market Fund: Service Class	10.344040	10.635509	2.82%	7,727	2006
	10.238278	10.344040	1.03%	7,472	2005
	10.324366	10.238278	-0.83%	3,461	2004
	10.429108	10.324366	-1.00%	2,844	2003
	10.482610	10.429108	-0.51%	1,150	2002
	10.294260	10.482610	1.83%	2,111	2001
	10.000000	10.294260	2.94%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide® Fund: Class D	9.648130	10.819479	12.14%	54	2006
	9.122997	9.648130	5.76%	47	2005
	8.437406	9.122997	8.13%	68	2004
	6.739416	8.437406	25.19%	22	2003
	8.256316	6.739416	-18.37%	22	2002
	9.520033	8.256316	-13.27%	0	2001
	10.000000	9.520033	-4.80%	0	2000*

Nationwide S&P 500® Index Fund: Service Class	8.253794	9.362512	13.43%	13,273	2006
	8.038054	8.253794	2.68%	11,102	2005
	7.398733	8.038054	8.64%	5,650	2004
	5.877957	7.398733	25.87%	3,471	2003
	7.717283	5.877957	-23.83%	3,032	2002
	8.937573	7.717283	-13.65%	1,442	2001
	10.000000	8.937573	-10.62%	670	2000*

Nationwide Small Cap Fund: Class A	17.046050	21.687150	27.23%	40	2006
	14.125058	17.046050	20.68%	33	2005
	11.402100	14.125058	23.88%	64	2004
	7.820677	11.402100	45.79%	5	2003
	9.747853	7.820677	-19.77%	0	2002
	10.087507	9.747853	-3.37%	0	2001
	10.000000	10.087507	0.88%	0	2000*

Nationwide Small Cap Index Fund: Class A	12.603090	14.549353	15.44%	1,669	2006
	12.262167	12.603090	2.78%	1,746	2005
	10.571415	12.262167	15.99%	681	2004
	7.379022	10.571415	43.26%	578	2003
	9.475598	7.379022	-22.13%	323	2002
	9.462540	9.475598	0.14%	16	2001
	10.000000	9.462540	-5.37%	0	2000*

Nationwide Value Opportunities Fund: Class A	14.483753	16.812607	16.08%	202	2006
	13.627935	14.483753	6.28%	192	2005
	12.200044	13.627935	11.70%	218	2004
	9.060817	12.200044	34.65%	172	2003
	10.741736	9.060817	-15.65%	172	2002
	10.708390	10.741736	0.31%	44	2001
	10.000000	10.708390	7.08%	0	2000*

Neuberger Berman Genesis Fund: Trust Class	21.642569	22.865677	5.65%	1,322	2006
	18.891619	21.642569	14.56%	1,700	2005
	16.160740	18.891619	16.90%	1,393	2004
	12.461902	16.160740	29.68%	512	2003
	13.042221	12.461902	-4.45%	374	2002
	11.814635	13.042221	10.39%	61	2001
	10.000000	11.814635	18.15%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Guardian Fund: Trust Class	10.672968	11.913303	11.62%	5	2006
	10.008517	10.672968	6.64%	21	2005
	8.764272	10.008517	14.20%	50	2004
	6.590402	8.764272	32.99%	50	2003
	9.030327	6.590402	-27.02%	50	2002
	9.348824	9.030327	-3.41%	26	2001
	10.000000	9.348824	-6.51%	0	2000*

Neuberger Berman Partners Fund: Trust Class	12.971453	14.443624	11.35%	129	2006
	11.177812	12.971453	16.05%	104	2005
	9.534407	11.177812	17.24%	35	2004
	7.134997	9.534407	33.63%	0	2003
	9.646461	7.134994	-26.04%	0	2002
	10.122886	9.646461	-4.71%	0	2001
	10.000000	10.122886	1.23%	0	2000*

Neuberger Berman Socially Responsive Fund: Trust Class	11.930038	13.422080	12.51%	11	2006
	11.271378	11.930038	5.84%	0	2005
	10.000000	11.271378	12.71%	0	2004*

Oppenheimer Capital Appreciation Fund: Class A	7.829529	8.291136	5.90%	5,076	2006
	7.591916	7.829529	3.13%	4,570	2005
	7.240038	7.591916	4.86%	4,339	2004
	5.677765	7.240038	27.52%	2,756	2003
	7.816946	5.677765	-27.37%	1,775	2002
	9.090872	7.816946	-14.01%	153	2001
	10.000000	9.090872	-9.09%	0	2000*

Oppenheimer Champion Income Fund: Class A	12.185908	13.107216	7.56%	0	2006
	12.050867	12.185908	1.12%	0	2005
	11.202678	12.050867	7.57%	0	2004
	10.000000	11.202678	12.03%	0	2003*

Oppenheimer Global Fund: Class A	11.633605	13.451130	15.62%	2,899	2006
	10.375080	11.633605	12.13%	3,045	2005
	8.875789	10.375080	16.89%	3,120	2004
	6.297940	8.875789	40.93%	3,050	2003
	8.244826	6.297940	-23.61%	1,264	2002
	9.491003	8.244826	-13.13%	671	2001
	10.000000	9.491003	-5.09%	0	2000*

Oppenheimer Strategic Income Fund: Class A	13.863952	14.705386	6.07%	1	2006
	13.512976	13.863952	2.60%	4	2005
	12.515222	13.512976	7.97%	0	2004
	10.624187	12.515222	17.80%	0	2003
	10.094915	10.624187	5.24%	0	2002
	9.896413	10.094915	2.01%	0	2001
	10.000000	9.896413	-1.04%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	12.949029	14.974661	15.64%	1,719	2006
	11.526477	12.949029	12.34%	1,363	2005
	10.000000	11.526477	15.26%	358	2004*

PIMCO Total Return Fund: Class A	12.995019	13.249463	1.96%	2,669	2006
	12.883636	12.995019	0.86%	2,350	2005
	12.499670	12.883636	3.07%	11,685	2004
	12.078384	12.499670	3.49%	7,845	2003
	11.183903	12.078354	8.00%	4,863	2002
	10.420509	11.183903	7.33%	123	2001
	10.000000	10.420509	4.21%	0	2000*

Putnam International Equity Fund: Class A	16.046514	20.269913	26.32%	6	2006
	14.470440	16.046514	10.89%	6	2005
	12.638886	14.470440	14.49%	6	2004
	10.000000	12.638886	26.39%	49	2003*

Putnam Voyager Fund: Class A	12.579589	13.039443	3.66%	52	2006
	12.105161	12.579589	3.92%	400	2005
	11.727158	12.105161	3.22%	0	2004
	10.000000	11.727158	17.27%	0	2003*

Templeton Foreign Fund: Class A	13.889914	16.409151	18.14%	279	2006
	12.745556	13.889914	8.98%	292	2005
	10.952662	12.745556	16.37%	555	2004
	8.519550	10.952662	28.56%	384	2003
	9.467765	8.519550	-10.02%	94	2002
	10.439940	9.467765	-9.31%	0	2001
	10.000000	10.439940	4.40%	0	2000*

Van Kampen Growth and Income Fund: Class A	15.035573	17.181702	14.27%	663	2006
	13.892110	15.035573	8.23%	556	2005
	12.378070	13.892110	12.23%	35	2004
	10.000000	12.378070	23.78%	0	2003*

Van Kampen Mid Cap Growth Fund: Class A	16.922159	18.169957	7.37%	443	2006
	14.606884	16.922159	15.85%	137	2005
	12.252862	14.606884	19.21%	0	2004
	10.000000	12.252862	22.53%	0	2003*

Van Kampen Real Estate Securities Fund: Class A	19.670950	26.632542	35.39%	528	2006
	17.126492	19.670950	14.86%	897	2005
	12.721536	17.126492	34.63%	911	2004
	10.000000	12.721536	27.22%	48	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Waddell & Reed Advisors Small Cap Fund: Class A	15.055144	15.744075	4.58%	106	2006
	13.601053	15.055144	10.69%	77	2005
	12.191484	13.601053	11.56%	0	2004
	10.000000	12.191484	21.91%	0	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	12.037466	13.673030	13.59%	1,392	2006
	10.910127	12.037466	10.33%	1,872	2005
	10.073122	10.910127	8.31%	1,509	2004
	7.373079	10.073122	36.62%	1,090	2003
	9.271389	7.373079	-20.47%	1,122	2002
	9.576473	9.271389	-3.19%	138	2001
	10.000000	9.576473	-4.24%	0	2000*

Wells Fargo Advantage Growth Fund: Investor Class	11.806889	12.529083	6.12%	0	2006
	10.997170	11.806889	7.36%	0	2005
	9.918325	10.997170	10.88%	0	2004
	10.000000	9.918325	-0.82%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	6.715903	7.633440	13.66%	40	2006
	6.943802	6.715903	-3.28%	28	2005
	6.474624	6.943802	7.25%	22	2004
	5.282034	6.474624	22.58%	6	2003
	6.860301	5.282034	-23.01%	0	2002
	8.713852	6.860301	-21.27%	0	2001
	10.000000	8.713852	-12.86%	0	2000*

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	11.080134	12.418802	12.08%	373	2006
	10.000000	11.080134	10.80%	289	2005*

Additional Contract Options Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	10.253636	11.171942	8.96%	182	2006
	10.000000	10.253636	2.54%	182	2005*

AIM Dynamics Fund: Investor Class	6.090267	6.987242	14.73%	1,087	2006
	5.604954	6.090267	8.66%	1,087	2005
	5.085916	5.604954	10.21%	1,087	2004
	3.735960	5.085916	36.13%	1,802	2003
	5.671035	3.735960	-34.12%	1,581	2002
	8.584369	5.671035	-33.94%	1,234	2001
	10.000000	8.584369	-14.16%	48	2000*

AIM Small Cap Growth Fund: Investor Class	10.000000	10.179233	1.79%	254	2006*

American Century Growth: Investor Class	6.351801	6.750380	6.28%	0	2006
	6.153650	6.351801	3.22%	0	2005
	5.687082	6.153650	8.20%	0	2004
	4.643095	5.687082	22.48%	517	2003
	6.384404	4.643095	-27.27%	538	2002
	7.974245	6.384404	-19.94%	538	2001
	10.000000	7.974245	-20.26%	0	2000*

American Century Income & Growth: Advisor Class	9.217130	10.605077	15.06%	1,306	2006
	8.956159	9.217130	2.91%	1,306	2005
	8.071046	8.956159	10.97%	1,306	2004
	6.338797	8.071046	27.33%	1,327	2003
	8.008468	6.338797	-20.85%	1,178	2002
	8.904009	8.008468	-10.06%	6,701	2001
	10.000000	8.904009	-10.96%	0	2000*

American Century International Growth: Advisor Class	7.668881	9.416206	22.78%	0	2006
	6.889521	7.668881	11.31%	0	2005
	6.083064	6.889521	13.26%	0	2004
	4.938653	6.083064	23.17%	0	2003
	6.229902	4.938653	-20.73%	0	2002
	8.669053	6.229902	-28.14%	0	2001
	10.000000	8.669053	-13.31%	0	2000*

American Century Short Term Government: Investor Class	11.363832	11.636321	2.40%	0	2006
	11.353363	11.363832	0.09%	0	2005
	11.456588	11.353363	-0.90%	0	2004
	11.508633	11.456588	-0.45%	0	2003
	11.108093	11.508633	3.61%	0	2002
	10.530808	11.108093	5.48%	0	2001
	10.000000	10.530808	5.31%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Ultra: Investor Class	6.888826	6.559621	-4.78%	287	2006
	6.851861	6.888826	0.54%	287	2005
	6.287329	6.851861	8.98%	287	2004
	5.075401	6.287329	23.88%	313	2003
	6.708123	5.075401	-24.34%	280	2002
	7.980721	6.708123	-15.95%	190	2001
	10.000000	7.980721	-20.19%	57	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	12.505729	15.373860	22.93%	0	2006
	11.243385	12.505729	11.23%	0	2005
	10.000000	11.243385	12.43%	0	2004*

Dreyfus Appreciation Fund, Inc.	9.007771	10.310711	14.46%	0	2006
	8.785486	9.007771	2.53%	0	2005
	8.452922	8.785486	3.93%	14,702	2004
	7.131882	8.452922	18.52%	45	2003
	8.743233	7.131882	-18.43%	23	2002
	9.951442	8.743233	-12.14%	23	2001
	10.000000	9.951442	-0.49%	0	2000*

Dreyfus Emerging Leaders Fund	11.869740	12.512262	5.41%	0	2006
	11.043038	11.869740	7.49%	0	2005
	9.819482	11.043038	12.46%	0	2004
	7.150654	9.819482	37.32%	0	2003
	9.097640	7.150654	-21.40%	0	2002
	10.258464	9.097640	-11.32%	0	2001
	10.000000	10.258464	2.58%	0	2000*

Dreyfus Premier Balanced Opportunity Fund: Class Z	9.838902	10.609635	7.83%	0	2006
	10.127145	9.838902	-2.85%	0	2005
	10.000000	10.127145	1.27%	0	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	5.925138	6.358988	7.32%	0	2006
	5.816534	5.925138	1.87%	0	2005
	5.577516	5.816534	4.29%	0	2004
	4.500731	5.577516	23.92%	0	2003
	6.473029	4.500731	-30.47%	0	2002
	8.620170	6.473029	-24.91%	0	2001
	10.000000	8.620170	-13.80%	0	2000*

Federated Bond Fund: Class F Shares	13.559786	14.127715	4.19%	0	2006
	13.518156	13.559786	0.31%	0	2005
	12.858992	13.518156	5.13%	0	2004
	11.571984	12.858992	11.12%	289	2003
	10.992539	11.571984	5.27%	289	2002
	10.404603	10.992539	5.65%	289	2001
	10.000000	10.404603	4.05%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Equity Income Fund, Inc.: Class F Shares	8.271506	9.990501	20.78%	0	2006
	8.155490	8.271506	1.42%	0	2005
	7.332610	8.155490	11.22%	0	2004
	6.009344	7.332610	22.02%	0	2003
	7.575494	6.009344	-20.67%	0	2002
	8.676199	7.575494	-12.69%	0	2001
	10.000000	8.676199	-13.24%	0	2000*

Federated High Yield Trust	11.754331	12.837029	9.21%	0	2006
	11.655757	11.754331	0.85%	0	2005
	10.605771	11.655757	9.90%	0	2004
	8.771345	10.605771	20.91%	0	2003
	8.904030	8.771345	-1.49%	0	2002
	9.218789	8.904030	-3.41%	0	2001
	10.000000	9.218789	-7.81%	0	2000*

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.506663	12.842117	2.68%	0	2006
	12.447381	12.506663	0.48%	0	2005
	12.248790	12.447381	1.62%	0	2004
	11.733052	12.248790	4.40%	0	2003
	10.942730	11.733052	7.22%	0	2002
	10.351679	10.942730	5.71%	0	2001
	10.000000	10.351679	3.52%	0	2000*

Fidelity Advisor Balanced Fund: Class A	10.276711	11.283186	9.79%	0	2006
	9.914299	10.276711	3.66%	0	2005
	9.573502	9.914299	3.56%	0	2004
	8.249713	9.573502	16.05%	0	2003
	9.188013	8.249713	-10.21%	0	2002
	9.497154	9.188013	-3.26%	0	2001
	10.000000	9.497154	-5.03%	0	2000*

Fidelity Advisor Equity Growth Fund: Class A	6.614892	6.938828	4.90%	106	2006
	6.375624	6.614892	3.75%	106	2005
	6.296797	6.375624	1.25%	0	2004
	4.842719	6.296797	30.03%	0	2003
	7.080789	4.842719	-31.61%	0	2002
	8.765685	7.080789	-19.22%	0	2001
	10.000000	8.765685	-12.34%	0	2000*

Fidelity Advisor Equity Income Fund: Class A	13.041985	15.032687	15.26%	1,134	2006
	12.446949	13.041985	4.78%	1,134	2005
	11.276130	12.446949	10.38%	10,472	2004
	8.895791	11.276130	26.76%	10,140	2003
	10.693967	8.895791	-16.81%	16,776	2002
	11.108706	10.693967	-3.73%	0	2001
	10.000000	11.108706	11.09%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Growth Opportunities Fund: Class A	7.751511	8.015447	3.40%	0	2006
	7.247613	7.751511	6.67%	0	2005
	6.874721	7.247613	5.42%	0	2004
	5.396663	6.874721	27.39%	0	2003
	7.058486	5.396663	-23.54%	0	2002
	8.437434	7.058486	-16.34%	0	2001
	10.000000	8.437434	-15.63%	0	2000*

Fidelity Advisor High Income Advantage Fund: Class T	13.651604	15.536638	13.81%	0	2006
	13.254425	13.651604	3.00%	0	2005
	11.721742	13.254425	13.08%	0	2004
	8.289397	11.721742	41.41%	0	2003
	8.773314	8.289397	-5.52%	0	2002
	9.018930	8.773314	-2.72%	0	2001
	10.000000	9.018930	-9.81%	0	2000*

Fidelity Advisor Overseas Fund: Class A	10.080779	11.805950	17.11%	0	2006
	8.956982	10.080779	12.55%	0	2005
	8.051184	8.956982	11.25%	0	2004
	5.666648	8.051184	42.08%	0	2003
	7.206949	5.666648	-21.37%	0	2002
	9.166403	7.206949	-21.38%	0	2001
	10.000000	9.166403	-8.34%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	12.880975	14.940911	15.99%	0	2006
	11.018158	12.880975	16.91%	0	2005
	10.000000	11.018158	10.18%	0	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	19.689564	22.555129	14.55%	491	2006
	18.032233	19.689564	9.19%	491	2005
	14.617108	18.032233	23.36%	219	2004
	11.457969	14.617108	27.57%	68	2003
	12.376509	11.457969	-7.42%	0	2002
	10.681689	12.376509	15.87%	0	2001
	10.000000	10.681689	6.82%	0	2000*

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	15.072479	17.507359	16.15%	437	2006
	13.919600	15.072479	8.28%	437	2005
	12.457382	13.919600	11.74%	437	2004
	10.027932	12.457382	24.23%	823	2003
	11.470342	10.027932	-12.58%	743	2002
	10.998835	11.470342	4.29%	4,717	2001
	10.000000	10.998835	9.99%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Small-Mid Cap Growth Fund: Class A	7.574457	8.018195	5.86%	317	2006
	6.959428	7.574457	8.84%	317	2005
	6.253631	6.959428	11.29%	317	2004
	4.613672	6.253631	35.55%	317	2003
	6.655025	4.613672	-30.67%	317	2002
	8.506987	6.655025	-21.77%	368	2001
	10.000000	8.506987	-14.93%	51	2000*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	12.475534	14.918765	19.58%	0	2006
	11.505560	12.475534	8.43%	0	2005
	10.000000	11.505560	15.06%	0	2004*

J.P. Morgan NVIT Balanced Fund: Class I	10.505934	11.610513	10.51%	0	2006
	10.406289	10.505934	0.96%	0	2005
	9.742815	10.406289	6.81%	0	2004
	8.357202	9.742815	16.58%	0	2003
	9.680844	8.357202	-13.67%	0	2002
	10.000000	9.680844	-3.19%	0	2001*

Janus Adviser Balanced Fund: I Shares	10.689096	11.617882	8.69%	0	2006
	10.083861	10.689096	6.00%	0	2005
	9.447494	10.083861	6.74%	0	2004
	8.417288	9.447494	12.24%	0	2003
	9.150980	8.417288	-8.02%	0	2002
	9.768904	9.150980	-6.33%	0	2001
	10.000000	9.768904	-2.31%	0	2000*

Janus Adviser International Growth Fund: I Shares	10.077526	14.349833	42.39%	0	2006
	7.770171	10.077526	29.70%	0	2005
	6.585190	7.770171	17.99%	0	2004
	4.962832	6.585190	32.69%	0	2003
	6.777588	4.962832	-26.78%	0	2002
	8.916553	6.777588	-23.99%	0	2001
	10.000000	8.916553	-10.83%	0	2000*

Janus Adviser Worldwide Fund: I Shares	6.504782	7.488634	15.13%	45	2006
	6.228875	6.504782	4.43%	45	2005
	6.041009	6.228875	3.11%	45	2004
	4.995444	6.041009	20.93%	145	2003
	6.857150	4.995444	-27.15%	54	2002
	8.825992	6.857150	-22.31%	54	2001
	10.000000	8.825992	-11.74%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Fund	5.642291	6.143347	8.88%	392	2006
	5.511520	5.642291	2.37%	392	2005
	5.347651	5.511520	3.06%	392	2004
	4.124129	5.347651	29.67%	392	2003
	5.783098	4.124129	-28.69%	392	2002
	7.950346	5.783098	-27.26%	449	2001
	10.000000	7.950346	-20.50%	57	2000*

Janus Twenty Fund	5.789770	6.401325	10.56%	441	2006
	5.374401	5.789770	7.73%	441	2005
	4.406199	5.374401	21.97%	441	2004
	3.571623	4.406199	23.37%	494	2003
	4.774915	3.571623	-25.20%	424	2002
	6.851450	4.774915	-30.31%	109	2001
	10.000000	6.851450	-31.49%	0	2000*

Janus Worldwide Fund	5.742238	6.665387	16.08%	0	2006
	5.510491	5.742238	4.21%	0	2005
	5.303628	5.510491	3.90%	0	2004
	4.336180	5.303628	22.31%	0	2003
	5.953281	4.336180	-27.16%	0	2002
	7.841611	5.953281	-24.08%	0	2001
	10.000000	7.841611	-21.58%	0	2000*

Lazard Small Cap Portfolio: Open Shares	15.873819	18.249452	14.97%	0	2006
	15.513754	15.873819	2.32%	0	2005
	13.714763	15.513754	13.12%	0	2004
	10.053642	13.714763	36.42%	0	2003
	12.427056	10.053642	-19.10%	0	2002
	10.726609	12.427056	15.85%	3,788	2001
	10.000000	10.726609	7.27%	0	2000*

Nationwide Bond Fund: Class D	13.488855	13.864351	2.78%	0	2006
	13.285404	13.488855	1.53%	0	2005
	12.873024	13.285404	3.20%	0	2004
	12.290480	12.873024	4.74%	0	2003
	11.425118	12.290480	7.57%	0	2002
	10.565815	11.425118	8.13%	3,908	2001
	10.000000	10.565815	5.66%	0	2000*

Nationwide Bond Index Fund: Class A	12.405408	12.671388	2.14%	0	2006
	12.369275	12.405408	0.29%	0	2005
	12.111967	12.369275	2.12%	0	2004
	11.923976	12.111967	1.58%	0	2003
	11.065554	11.923976	7.76%	0	2002
	10.490495	11.065554	5.48%	0	2001
	10.000000	10.490495	4.90%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Government Bond Fund: Class D	13.139118	13.435194	2.25%	0	2006
	12.984911	13.139118	1.19%	0	2005
	12.752395	12.984911	1.82%	0	2004
	12.711983	12.752395	0.32%	0	2003
	11.634611	12.711983	9.26%	0	2002
	10.943018	11.634611	6.32%	2,554	2001
	10.000000	10.943018	9.43%	0	2000*

Nationwide Growth Fund: Class A	11.277751	11.769603	4.36%	0	2006
	10.794982	11.277751	4.47%	0	2005
	10.172110	10.794982	6.12%	0	2004
	10.000000	10.172110	1.72%	0	2003*

Nationwide Growth Fund: Class D	5.355309	5.605290	4.67%	0	2006
	5.104844	5.355309	4.91%	0	2005
	4.796124	5.104844	6.44%	0	2004
	3.662153	4.796124	30.96%	0	2003
	5.217481	3.662153	-29.81%	0	2002
	7.339564	5.217481	-28.91%	0	2001
	10.000000	7.339564	-26.60%	0	2000*

Nationwide NMF Investor Destinations Conservative Fund: Service Class	11.077805	11.573458	4.47%	1,237	2006
	10.903109	11.077805	1.60%	1,237	2005
	10.570495	10.903109	3.15%	315	2004
	9.973931	10.570495	5.98%	0	2003
	10.078614	9.973931	-1.04%	0	2002
	10.024428	10.078614	0.54%	0	2001
	10.000000	10.024428	0.24%	0	2000*

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class	11.000754	11.751087	6.82%	0	2006
	10.702119	11.000754	2.79%	0	2005
	10.153593	10.702119	5.40%	0	2004
	9.084209	10.153593	11.77%	0	2003
	9.635762	9.084209	-5.72%	0	2002
	9.903513	9.635762	-2.70%	0	2001
	10.000000	9.903513	-0.96%	0	2000*

Nationwide NMF Investor Destinations Moderate Fund: Service Class	10.697243	11.731055	9.66%	9,099	2006
	10.308298	10.697243	3.77%	9,099	2005
	9.569437	10.308298	7.72%	9,099	2004
	8.119740	9.569437	17.85%	9,099	2003
	9.118707	8.119740	-10.96%	0	2002
	9.724887	9.118707	-6.23%	0	2001
	10.000000	9.724887	-2.75%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class	10.490314	11.819841	12.67%	1,359	2006
	9.954528	10.490314	5.38%	1,359	2005
	9.020108	9.954528	10.36%	348	2004
	7.253489	9.020108	24.36%	0	2003
	8.610749	7.253489	-15.76%	0	2002
	9.589477	8.610749	-10.21%	0	2001
	10.000000	9.589477	-4.11%	0	2000*

Nationwide NMF Investor Destinations Aggressive Fund: Class A	10.226603	11.762710	15.02%	0	2006
	9.631465	10.226603	6.18%	0	2005
	8.581323	9.631465	12.24%	0	2004
	6.618645	8.581323	29.65%	0	2003
	8.238958	6.618645	-19.67%	0	2002
	9.451400	8.238958	-12.83%	0	2001
	10.000000	9.451400	-5.49%	0	2000*

Nationwide International Index Fund: Class A	10.522700	13.015775	23.69%	0	2006
	9.415344	10.522700	11.76%	0	2005
	8.027351	9.415344	17.29%	0	2004
	5.950064	8.027351	34.91%	0	2003
	7.343779	5.950064	-18.98%	0	2002
	9.628328	7.343779	-23.73%	0	2001
	10.000000	9.628328	-3.72%	0	2000*

Nationwide Large Cap Value Fund: Class A	13.567381	16.168372	19.17%	0	2006
	12.796268	13.567381	5.62%	0	2005
	11.215975	12.796268	14.09%	0	2004
	8.898237	11.215975	26.05%	0	2003
	10.483822	8.898237	-15.12%	0	2002
	11.184424	10.483822	-6.26%	0	2001
	10.000000	11.184424	11.84%	0	2000*

Nationwide Mid Cap Market Index Fund: Class A	13.061161	14.090352	7.88%	0	2006
	11.863511	13.061161	10.10%	0	2005
	10.425801	11.863511	13.79%	0	2004
	7.880259	10.425801	32.30%	0	2003
	9.447508	7.880259	-16.59%	0	2002
	9.771169	9.447508	-3.31%	0	2001
	10.000000	9.771169	-2.29%	0	2000*

Nationwide Money Market Fund: Service Class	10.314291	10.599554	2.77%	0	2006
	10.214004	10.314291	0.98%	0	2005
	10.305119	10.214004	-0.88%	0	2004
	10.414954	10.305119	-1.05%	0	2003
	10.473701	10.414954	-0.56%	0	2002
	10.290763	10.473701	1.78%	270	2001
	10.000000	10.290763	2.91%	270	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide® Fund: Class D	9.620467	10.783006	12.08%	0	2006
	9.101444	9.620467	5.70%	0	2005
	8.421737	9.101444	8.07%	0	2004
	6.730314	8.421737	25.13%	0	2003
	8.249337	6.730314	-18.41%	0	2002
	9.516839	8.249337	-13.32%	5,463	2001
	10.000000	9.516839	-4.83%	0	2000*

Nationwide S&P 500® Index Fund: Service Class	8.230062	9.330872	13.38%	448	2006
	8.019005	8.230062	2.63%	448	2005
	7.384953	8.019005	8.59%	448	2004
	5.869992	7.384953	25.81%	995	2003
	7.710746	5.869992	-23.87%	896	2002
	8.934577	7.710746	-13.70%	641	2001
	10.000000	8.934577	-10.65%	0	2000*

Nationwide Small Cap Fund: Class A	16.997106	21.613937	27.16%	0	2006
	14.091620	16.997106	20.62%	0	2005
	11.380873	14.091620	23.82%	0	2004
	7.810075	11.380873	45.72%	0	2003
	9.739600	7.810075	-19.81%	0	2002
	10.084117	9.739600	-3.42%	0	2001
	10.000000	10.084117	0.84%	0	2000*

Nationwide Small Cap Index Fund: Class A	12.569560	14.503307	15.38%	0	2006
	12.235734	12.569560	2.73%	0	2005
	10.553971	12.235734	15.93%	0	2004
	7.370586	10.553971	43.19%	0	2003
	9.469587	7.370586	-22.17%	0	2002
	9.461381	9.469587	0.09%	0	2001
	10.000000	9.461381	-5.39%	0	2000*

Nationwide Value Opportunities Fund: Class A	14.445206	16.759371	16.02%	0	2006
	13.598541	14.445206	6.23%	0	2005
	12.179914	13.598541	11.65%	0	2004
	9.050463	12.179914	34.58%	0	2003
	10.734921	9.050463	-15.69%	0	2002
	10.707077	10.734921	0.26%	0	2001
	10.000000	10.707077	7.07%	0	2000*

Neuberger Berman Genesis Fund: Trust Class	21.580423	22.788464	5.60%	2,166	2006
	18.846903	21.580423	14.50%	2,166	2005
	16.130662	18.846903	16.84%	253	2004
	12.445027	16.130662	29.62%	7,647	2003
	13.031183	12.445027	-4.50%	1,906	2002
	11.810669	13.031183	10.33%	162	2001
	10.000000	11.810669	18.11%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Guardian Fund: Trust Class	10.642297	11.873045	11.56%	0	2006
	9.984807	10.642297	6.58%	0	2005
	8.747953	9.984807	14.14%	0	2004
	6.581467	8.747953	32.92%	358	2003
	9.022676	6.581467	-27.06%	358	2002
	9.345687	9.022676	-3.46%	358	2001
	10.000000	9.345687	-6.54%	0	2000*

Neuberger Berman Partners Fund: Trust Class	12.934200	14.394855	11.29%	11,256	2006
	11.151354	12.934200	15.99%	11,256	2005
	9.516665	11.151354	17.18%	0	2004
	7.125328	9.516665	33.56%	0	2003
	9.638289	7.125328	-26.07%	0	2002
	10.119482	9.638289	-4.76%	0	2001
	10.000000	10.119482	1.19%	0	2000*

Neuberger Berman Socially Responsive Fund: Trust Class	11.920012	13.404026	12.45%	0	2006
	11.267604	11.920012	5.79%	0	2005
	10.000000	11.267604	12.68%	0	2004*

Oppenheimer Capital Appreciation Fund: Class A	7.808715	8.264911	5.84%	0	2006
	7.575562	7.808715	3.08%	0	2005
	7.228112	7.575562	4.81%	0	2004
	7.228112	7.228112	27.45%	0	2003
	5.671288	5.671288	-27.40%	0	2002
	7.811994	7.811994	-14.06%	0	2001
	9.089764	9.089764	-9.10%	0	2000*
	10.000000

Oppenheimer Champion Income Fund: Class A	12.169410	13.082842	7.51%	0	2006
	12.040647	12.169410	1.07%	0	2005
	11.198863	12.040647	7.52%	0	2004
	10.000000	11.198863	11.99%	0	2003*

Oppenheimer Global Fund: Class A	11.600183	13.405705	15.56%	502	2006
	10.350531	11.600183	12.07%	502	2005
	8.859283	10.350531	16.83%	502	2004
	6.289410	8.859283	40.86%	941	2003
	8.237846	6.289410	-23.65%	893	2002
	9.487824	8.237846	-13.17%	770	2001
	10.000000	9.487824	-5.12%	56	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Strategic Income Fund: Class A	13.827086	14.658858	6.02%	0	2006
	13.483869	13.827086	2.55%	0	2005
	12.494605	13.483869	7.92%	0	2004
	10.612073	12.494605	17.74%	0	2003
	10.088525	10.612073	5.19%	0	2002
	9.895200	10.088525	1.95%	0	2001
	10.000000	9.895200	-1.05%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	12.938136	14.954489	15.58%	0	2006
	11.522606	12.938136	12.28%	0	2005
	10.000000	11.522606	15.23%	0	2004*

PIMCO Total Return Fund: Class A	12.960406	13.207483	1.91%	14,115	2006
	12.855829	12.960406	0.81%	14,115	2005
	12.479026	12.855829	3.02%	7,477	2004
	12.064559	12.479026	3.44%	7,212	2003
	11.176776	12.064559	7.94%	8,321	2002
	10.419188	11.176776	7.27%	0	2001
	10.000000	10.419188	4.19%	0	2000*

Putnam International Equity Fund: Class A	16.024815	20.232252	26.26%	0	2006
	14.458195	16.024815	10.84%	0	2005
	12.634601	14.458195	14.43%	0	2004
	10.000000	12.634601	26.35%	0	2003*

Putnam Voyager Fund: Class A	12.562581	13.015203	3.60%	0	2006
	12.094918	12.562581	3.87%	0	2005
	11.723184	12.094918	3.17%	0	2004
	10.000000	11.723184	17.23%	0	2003*

Templeton Foreign Fund: Class A	13.850013	16.353741	18.08%	0	2006
	12.715370	13.850013	8.92%	0	2005
	10.932266	12.715370	16.31%	0	2004
	8.508011	10.932266	28.49%	22	2003
	9.459754	8.508011	-10.06%	0	2002
	10.436436	9.459754	-9.36%	0	2001
	10.000000	10.436436	4.36%	0	2000*

Van Kampen Growth and Income Fund: Class A	15.015237	17.149771	14.22%	0	2006
	13.880344	15.015237	8.18%	0	2005
	12.373868	13.880344	12.17%	0	2004
	10.000000	12.373868	23.74%	0	2003*

Van Kampen Mid Cap Growth Fund: Class A	16.899295	18.136230	7.32%	47	2006
	14.594532	16.899295	15.79%	47	2005
	12.248705	14.594532	19.15%	0	2004
	10.000000	12.248705	22.49%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Real Estate Securities Fund: Class A	19.644362	26.583099	35.32%	0	2006
	17.111997	19.644362	14.80%	0	2005
	12.717229	17.111997	34.56%	0	2004
	10.000000	12.717229	27.17%	0	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	15.034804	15.714851	4.52%	0	2006
	13.589549	15.034804	10.64%	0	2005
	12.187362	13.589549	11.51%	0	2004
	10.000000	12.187362	21.87%	0	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	12.002871	13.626839	13.53%	0	2006
	10.884278	12.002871	10.28%	0	2005
	10.054363	10.884278	8.25%	0	2004
	7.363079	10.054363	36.55%	0	2003
	9.263541	7.363079	-20.52%	0	2002
	9.573259	9.263541	-3.24%	0	2001
	10.000000	9.573259	-4.27%	0	2000*

Wells Fargo Advantage Growth Fund: Investor Class	11.793976	12.509048	6.06%	0	2006
	10.990709	11.793976	7.31%	0	2005
	9.917527	10.990709	10.82%	0	2004
	10.000000	9.917527	-0.82%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	6.698033	7.609276	13.60%	0	2006
	6.928826	6.698033	-3.33%	0	2005
	6.463941	6.928826	7.19%	0	2004
	5.276001	6.463941	22.52%	0	2003
	6.855947	5.276001	-23.04%	0	2002
	8.712780	6.855947	-21.31%	0	2001
	10.000000	8.712780	-12.87%	0	2000*

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	11.076033	12.407915	12.02%	0	2006
	10.000000	11.076033	10.76%	0	2005*

Additional Contract Options Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	10.251235	11.163668	8.90%	0	2006
	10.000000	10.251235	2.51%	0	2005*

AIM Dynamics Fund: Investor Class	6.072745	6.963607	14.67%	86	2006
	5.591661	6.072745	8.60%	86	2005
	5.076431	5.591661	10.15%	86	2004
	3.730876	5.076431	36.07%	1,052	2003
	5.666213	3.730876	-34.16%	1,052	2002
	8.581486	5.666213	-33.97%	1,052	2001
	10.000000	8.581486	-14.19%	1,229	2000*

AIM Small Cap Growth Fund: Investor Class	10.000000	10.175461	1.75%	88	2006*

American Century Growth: Investor Class	6.333532	6.727555	6.22%	0	2006
	6.139052	6.333532	3.17%	0	2005
	5.676482	6.139052	8.15%	0	2004
	4.636798	5.676482	22.42%	0	2003
	6.378994	4.636798	-27.31%	0	2002
	7.971560	6.378994	-19.98%	0	2001
	10.000000	7.971560	-20.28%	102	2000*

American Century Income & Growth: Advisor Class	9.190623	10.569239	15.00%	59	2006
	8.934912	9.190623	2.86%	92	2005
	8.055992	8.934912	10.91%	46	2004
	6.330193	8.055992	27.26%	19	2003
	8.001664	6.330193	-20.89%	260	2002
	8.901017	8.001664	-10.10%	224	2001
	10.000000	8.901017	-10.99%	0	2000*

American Century International Growth: Advisor Class	7.646828	9.384373	22.72%	0	2006
	6.873184	7.646828	11.26%	0	2005
	6.071736	6.873184	13.20%	0	2004
	4.931964	6.071736	23.11%	0	2003
	6.224627	4.931964	-20.77%	94	2002
	8.666139	6.224627	-28.17%	0	2001
	10.000000	8.666139	-13.34%	0	2000*

American Century Short Term Government: Investor Class	11.331162	11.597001	2.35%	0	2006
	11.326467	11.331162	0.04%	0	2005
	11.435269	11.326467	-0.95%	0	2004
	11.493060	11.435269	-0.50%	0	2003
	11.098696	11.493060	3.55%	0	2002
	10.527271	11.098696	5.43%	0	2001
	10.000000	10.527271	5.27%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Ultra: Investor Class	6.869018	6.537438	-4.83%	77	2006
	6.835630	6.869018	0.49%	77	2005
	6.275617	6.835630	8.92%	77	2004
	5.068518	6.275617	23.82%	77	2003
	6.702444	5.068518	-24.38%	77	2002
	7.978043	6.702444	-15.99%	77	2001
	10.000000	7.978043	-20.22%	157	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	12.495190	15.353125	22.87%	454	2006
	11.239611	12.495190	11.17%	325	2005
	10.000000	11.239611	12.40%	182	2004*

Dreyfus Appreciation Fund, Inc.	8.981896	10.275883	14.41%	403	2006
	8.764689	8.981896	2.48%	216	2005
	8.437186	8.764689	3.88%	57	2004
	7.122216	8.437186	18.46%	18	2003
	8.735835	7.122216	-18.47%	7	2002
	9.948107	8.735835	-12.19%	0	2001
	10.000000	9.948107	-0.52%	0	2000*

Dreyfus Emerging Leaders Fund	11.835621	12.469983	5.36%	0	2006
	11.016868	11.835621	7.43%	0	2005
	9.801196	11.016868	12.40%	0	2004
	7.140960	9.801196	37.25%	0	2003
	9.089930	7.140960	-21.44%	0	2002
	10.255017	9.089930	-11.36%	0	2001
	10.000000	10.255017	2.55%	0	2000*

Dreyfus Premier Balanced Opportunity Fund: Class Z	9.833730	10.598683	7.78%	37	2006
	10.126948	9.833730	-2.90%	1,993	2005
	10.000000	10.126948	1.27%	1,493	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	5.908084	6.337471	7.27%	0	2006
	5.802728	5.908084	1.82%	0	2005
	5.567104	5.802728	4.23%	0	2004
	4.494615	5.567104	23.86%	0	2003
	6.467535	4.494615	-30.50%	0	2002
	8.617277	6.467535	-24.95%	0	2001
	10.000000	8.617277	-13.83%	0	2000*

Federated Bond Fund: Class F Shares	13.520880	14.080046	4.14%	0	2006
	13.486176	13.520880	0.26%	0	2005
	12.835070	13.486176	5.07%	0	2004
	11.556326	12.835070	11.07%	0	2003
	10.983246	11.556326	5.22%	0	2002
	10.401112	10.983246	5.60%	0	2001
	10.000000	10.401112	4.01%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Equity Income Fund, Inc.: Class F Shares	8.249491	9.958862	20.72%	0	2006
	8.137906	8.249491	1.37%	0	2005
	7.320522	8.137906	11.17%	0	2004
	6.002483	7.320522	21.96%	0	2003
	7.570681	6.002483	-20.71%	0	2002
	8.675137	7.570681	-12.73%	0	2001
	10.000000	8.675137	-13.25%	0	2000*

Federated High Yield Trust	11.720511	12.793609	9.16%	295	2006
	11.628112	11.720511	0.79%	168	2005
	10.585994	11.628112	9.84%	49	2004
	8.759435	10.585994	20.85%	0	2003
	8.896456	8.759435	-1.54%	108	2002
	9.215654	8.896456	-3.46%	95	2001
	10.000000	9.215654	-7.84%	0	2000*

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.473332	12.801403	2.63%	0	2006
	12.420499	12.473332	0.43%	0	2005
	12.228550	12.420499	1.57%	0	2004
	11.719619	12.228550	4.34%	0	2003
	10.935758	11.719619	7.17%	0	2002
	10.350370	10.935758	5.66%	0	2001
	10.000000	10.350370	3.50%	0	2000*

Fidelity Advisor Balanced Fund: Class A	10.247200	11.245081	9.74%	0	2006
	9.890832	10.247200	3.60%	0	2005
	9.555683	9.890832	3.51%	0	2004
	8.238539	9.555683	15.99%	0	2003
	9.180235	8.238539	-10.26%	0	2002
	9.493965	9.180235	-3.30%	0	2001
	10.000000	9.493965	-5.06%	56	2000*

Fidelity Advisor Equity Growth Fund: Class A	6.597290	6.916852	4.84%	121	2006
	6.361879	6.597290	3.70%	121	2005
	6.286419	6.361879	1.20%	121	2004
	4.837184	6.286419	29.96%	0	2003
	7.076308	4.837184	-31.64%	0	2002
	8.764611	7.076308	-19.26%	0	2001
	10.000000	8.764611	-12.35%	0	2000*

Fidelity Advisor Equity Income Fund: Class A	13.004492	14.981875	15.21%	561	2006
	12.417454	13.004492	4.73%	374	2005
	11.255131	12.417454	10.33%	178	2004
	8.883744	11.255131	26.69%	129	2003
	10.684917	8.883744	-16.86%	221	2002
	11.104988	10.684917	-3.78%	0	2001
	10.000000	11.104988	11.05%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Growth Opportunities Fund: Class A	7.729227	7.988360	3.35%	0	2006
	7.230439	7.729227	6.61%	0	2005
	6.861922	7.230439	5.37%	0	2004
	5.389350	6.861922	27.32%	0	2003
	7.052509	5.389350	-23.58%	0	2002
	8.434593	7.052509	-16.39%	0	2001
	10.000000	8.434593	-15.65%	0	2000*

Fidelity Advisor High Income Advantage Fund: Class T	13.612367	15.484148	13.75%	0	2006
	13.223026	13.612367	2.94%	0	2005
	11.699919	13.223026	13.02%	0	2004
	8.278156	11.699919	41.33%	0	2003
	8.765874	8.278156	-5.56%	0	2002
	9.015894	8.765874	-2.77%	0	2001
	10.000000	9.015894	-9.84%	0	2000*

Fidelity Advisor Overseas Fund: Class A	10.053948	11.768569	17.05%	0	2006
	8.937668	10.053948	12.49%	0	2005
	8.037903	8.937668	11.19%	0	2004
	5.660177	8.037903	42.01%	0	2003
	7.202378	5.660177	-21.41%	0	2002
	9.165282	7.202378	-21.42%	0	2001
	10.000000	9.165282	-8.35%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	12.870128	14.920770	15.93%	341	2006
	11.014450	12.870128	16.85%	212	2005
	10.000000	11.014450	10.14%	87	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	19.637222	22.483776	14.50%	12	2006
	17.993397	19.637222	9.14%	12	2005
	14.593030	17.993397	23.30%	400	2004
	11.444900	14.593030	27.51%	0	2003
	12.368678	11.444900	-7.47%	0	2002
	10.680388	12.368678	15.81%	48	2001
	10.000000	10.680388	6.80%	0	2000*

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	15.029211	17.448258	16.10%	819	2006
	13.886667	15.029211	8.23%	789	2005
	12.434221	13.886667	11.68%	538	2004
	10.014358	12.434221	24.16%	0	2003
	11.460638	10.014358	-12.62%	261	2002
	10.995145	11.460638	4.23%	218	2001
	10.000000	10.995145	9.95%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Small-Mid Cap Growth Fund: Class A	7.552711	7.991124	5.80%	270	2006
	6.942974	7.552711	8.78%	160	2005
	6.242009	6.942974	11.23%	11	2004
	4.607427	6.242009	35.48%	0	2003
	6.649380	4.607427	-30.71%	0	2002
	8.504134	6.649380	-21.81%	0	2001
	10.000000	8.504134	-14.96%	0	2000*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	12.465022	14.898644	19.52%	155	2006
	11.501699	12.465022	8.38%	78	2005
	10.000000	11.501699	15.02%	0	2004*

J.P. Morgan NVIT Balanced Fund: Class I	10.482416	11.578661	10.46%	0	2006
	10.388258	10.482416	0.91%	0	2005
	9.730874	10.388258	6.76%	0	2004
	8.351196	9.730874	16.52%	0	2003
	9.678795	8.351196	-13.72%	0	2002
	10.000000	9.678795	-3.21%	0	2001*

Janus Adviser Balanced Fund: I Shares	10.660663	11.581120	8.63%	0	2006
	10.062139	10.660663	5.95%	2,031	2005
	9.431926	10.062139	6.68%	1,529	2004
	8.407683	9.431926	12.18%	0	2003
	9.145183	8.407683	-8.06%	0	2002
	9.767710	9.145183	-6.37%	0	2001
	10.000000	9.767710	-2.32%	0	2000*

Janus Adviser International Growth Fund: I Shares	10.050692	14.304376	42.32%	0	2006
	7.753404	10.050692	29.63%	0	2005
	6.574322	7.753404	17.93%	0	2004
	4.957162	6.574322	32.62%	0	2003
	6.773288	4.957162	-26.81%	0	2002
	8.915460	6.773288	-24.03%	43	2001
	10.000000	8.915460	-10.85%	0	2000*

Janus Adviser Worldwide Fund: I Shares	6.487475	7.464935	15.07%	0	2006
	6.215458	6.487475	4.38%	0	2005
	6.031047	6.215458	3.06%	0	2004
	4.989736	6.031047	20.87%	0	2003
	6.852797	4.989736	-27.19%	0	2002
	8.824908	6.852797	-22.35%	179	2001
	10.000000	8.824908	-11.75%	94	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Fund	5.626043	6.122556	8.83%	0	2006
	5.498434	5.626043	2.32%	0	2005
	5.337676	5.498434	3.01%	0	2004
	4.118530	5.337676	29.60%	0	2003
	5.778187	4.118530	-28.72%	0	2002
	7.947670	5.778187	-27.30%	211	2001
	10.000000	7.947670	-20.52%	121	2000*

Janus Twenty Fund	5.773142	6.379707	10.51%	335	2006
	5.361681	5.773142	7.67%	335	2005
	4.397999	5.361681	21.91%	335	2004
	3.566774	4.397999	23.30%	335	2003
	4.770858	3.566774	-25.24%	335	2002
	6.849139	4.770858	-30.34%	589	2001
	10.000000	6.849139	-31.51%	226	2000*

Janus Worldwide Fund	5.725721	6.642860	16.02%	0	2006
	5.497425	5.725721	4.15%	0	2005
	5.293747	5.497425	3.85%	0	2004
	4.330295	5.293747	22.25%	0	2003
	5.948228	4.330295	-27.20%	0	2002
	7.838970	5.948228	-24.12%	0	2001
	10.000000	7.838970	-21.61%	128	2000*

Lazard Small Cap Portfolio: Open Shares	15.828231	18.187823	14.91%	913	2006
	15.477033	15.828231	2.27%	913	2005
	13.689262	15.477033	13.06%	913	2004
	10.040030	13.689262	36.35%	913	2003
	12.416546	10.040030	-19.14%	40	2002
	10.723017	12.416546	15.79%	0	2001
	10.000000	10.723017	7.23%	0	2000*

Nationwide Bond Fund: Class D	13.450042	13.817454	2.73%	0	2006
	13.253890	13.450042	1.48%	0	2005
	12.849011	13.253890	3.15%	0	2004
	12.273788	12.849011	4.69%	52	2003
	11.415400	12.273788	7.52%	0	2002
	10.562221	11.415400	8.08%	0	2001
	10.000000	10.562221	5.62%	0	2000*

Nationwide Bond Index Fund: Class A	12.372359	12.631229	2.09%	274	2006
	12.342573	12.372359	0.24%	134	2005
	12.091961	12.342573	2.07%	20	2004
	11.910329	12.091961	1.52%	0	2003
	11.058506	11.910329	7.70%	0	2002
	10.489167	11.058506	5.43%	0	2001
	10.000000	10.489167	4.89%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Government Bond Fund: Class D	13.101379	13.389824	2.20%	79	2006
	12.954176	13.101379	1.14%	60	2005
	12.728669	12.954176	1.77%	173	2004
	12.694775	12.728669	0.27%	84	2003
	11.624763	12.694775	9.20%	215	2002
	10.939345	11.624763	6.27%	215	2001
	10.000000	10.939345	9.39%	0	2000*

Nationwide Growth Fund: Class A	11.266136	11.751519	4.31%	0	2006
	10.789328	11.266136	4.42%	0	2005
	10.171941	10.789328	6.07%	0	2004
	10.000000	10.171941	1.72%	0	2003*

Nationwide Growth Fund: Class D	5.339887	5.586312	4.61%	0	2006
	5.092736	5.339887	4.85%	0	2005
	4.787180	5.092736	6.38%	0	2004
	3.657176	4.787180	30.90%	0	2003
	5.213052	3.657176	-29.85%	0	2002
	7.337105	5.213052	-28.95%	0	2001
	10.000000	7.337105	-26.63%	0	2000*

Nationwide NMF Investor Destinations Conservative Fund: Service Class	11.048347	11.536845	4.42%	0	2006
	10.879632	11.048347	1.55%	0	2005
	10.553087	10.879632	3.09%	0	2004
	9.962554	10.553087	5.93%	0	2003
	10.072238	9.962554	-1.09%	0	2002
	10.023201	10.072238	0.49%	0	2001
	10.000000	10.023201	0.23%	0	2000*

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class	10.971467	11.713866	6.77%	58	2006
	10.679046	10.971467	2.74%	58	2005
	10.136844	10.679046	5.35%	23	2004
	9.073838	10.136844	11.72%	0	2003
	9.629656	9.073838	-5.77%	0	2002
	9.902307	9.629656	-2.75%	0	2001
	10.000000	9.902307	-0.98%	0	2000*

Nationwide NMF Investor Destinations Moderate Fund: Service Class	10.668820	11.693962	9.61%	412	2006
	10.286108	10.668820	3.72%	2,157	2005
	9.553683	10.286108	7.67%	1,494	2004
	8.110482	9.553683	17.79%	0	2003
	9.112937	8.110482	-11.00%	0	2002
	9.723700	9.112937	-6.28%	0	2001
	10.000000	9.723700	-2.76%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class	10.462395	11.782420	12.62%	1,885	2006
	9.933069	10.462395	5.33%	905	2005
	9.005227	9.933069	10.30%	234	2004
	7.245201	9.005227	24.29%	0	2003
	8.605289	7.245201	-15.81%	0	2002
	9.588307	8.605289	-10.25%	0	2001
	10.000000	9.588301	-4.12%	0	2000*

Nationwide NMF Investor Destinations Aggressive Fund: Class A	10.199417	11.725487	14.96%	740	2006
	9.610717	10.199417	6.13%	417	2005
	8.567191	9.610717	12.18%	54	2004
	6.611090	8.567191	29.59%	0	2003
	8.233737	6.611090	-19.71%	0	2002
	9.450245	8.233737	-12.87%	0	2001
	10.000000	9.450245	-5.50%	0	2000*

Nationwide International Index Fund: Class A	10.494718	12.974589	23.63%	0	2006
	9.395067	10.494718	11.70%	0	2005
	8.014122	9.395067	17.23%	0	2004
	5.943274	8.014122	34.84%	0	2003
	7.339126	5.943274	-19.02%	0	2002
	9.627148	7.339126	-23.77%	0	2001
	10.000000	9.627148	-3.73%	0	2000*

Nationwide Large Cap Value Fund: Class A	13.528422	16.113788	19.11%	51	2006
	12.765990	13.528422	5.57%	51	2005
	11.195105	12.765990	14.03%	0	2004
	8.886187	11.195105	25.98%	0	2003
	10.474943	8.886187	-15.17%	0	2002
	11.180671	10.474943	-6.31%	0	2001
	10.000000	11.180671	11.81%	0	2000*

Nationwide Mid Cap Market Index Fund: Class A	13.026432	14.045765	7.83%	1,666	2006
	11.837959	13.026432	10.04%	1,391	2005
	10.408627	11.837959	13.73%	1,279	2004
	7.871263	10.408627	32.24%	1,188	2003
	9.441526	7.871263	-16.63%	1,188	2002
	9.769977	9.441526	-3.36%	0	2001
	10.000000	9.769977	-2.30%	0	2000*

Nationwide Money Market Fund: Service Class	10.284613	10.563705	2.71%	444	2006
	10.189776	10.284613	0.93%	305	2005
	10.285900	10.189776	-0.93%	142	2004
	10.400811	10.285900	-1.10%	72	2003
	10.464792	10.400811	-0.61%	72	2002
	10.287264	10.464792	1.73%	72	2001
	10.000000	10.287264	2.87%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide® Fund: Class D	9.592782	10.746522	12.03%	0	2006
	9.079850	9.592782	5.65%	0	2005
	8.406031	9.079850	8.02%	0	2004
	6.721180	8.406031	25.07%	0	2003
	8.242341	6.721180	-18.46%	0	2002
	9.513641	8.242341	-13.36%	0	2001
	10.000000	9.513641	-4.86%	0	2000*

Nationwide S&P 500® Index Fund: Service Class	8.206433	9.299367	13.32%	511	2006
	8.000026	8.206433	2.58%	307	2005
	7.371217	8.000026	8.53%	130	2004
	5.862041	7.371217	25.74%	98	2003
	7.704221	5.862041	-23.91%	334	2002
	8.931577	7.704221	-13.74%	334	2001
	10.000000	8.931577	-10.68%	359	2000*

Nationwide Small Cap Fund: Class A	16.948257	21.540910	27.10%	0	2006
	14.058238	16.948257	20.56%	1,244	2005
	11.359680	14.058238	23.76%	1,124	2004
	7.799484	11.359680	45.65%	0	2003
	9.731343	7.799484	-19.85%	0	2002
	10.080737	9.731343	-3.47%	0	2001
	10.000000	10.080737	0.81%	0	2000*

Nationwide Small Cap Index Fund: Class A	12.536123	14.457403	15.33%	348	2006
	12.209365	12.536123	2.68%	219	2005
	10.536588	12.209365	15.88%	102	2004
	7.362173	10.536588	43.12%	0	2003
	9.463592	7.362173	-22.21%	0	2002
	9.460225	9.463592	0.04%	0	2001
	10.000000	9.460225	-5.40%	0	2000*

Nationwide Value Opportunities Fund: Class A	14.406784	16.706337	15.96%	1,186	2006
	13.569234	14.406784	6.17%	1,641	2005
	12.159840	13.569234	11.59%	1,576	2004
	9.040126	12.159840	34.51%	1,046	2003
	10.728125	9.040126	-15.73%	1,046	2002
	10.705775	10.728125	0.21%	0	2001
	10.000000	10.705775	7.06%	0	2000*

Neuberger Berman Genesis Fund: Trust Class	21.518435	22.711490	5.54%	409	2006
	18.802275	21.518435	14.45%	400	2005
	16.100648	18.802275	16.78%	243	2004
	12.428175	16.100648	29.55%	78	2003
	13.020164	12.428175	-4.55%	272	2002
	11.806711	13.020164	10.28%	194	2001
	10.000000	11.806711	18.07%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Guardian Fund: Trust Class	10.611730	11.832953	11.51%	0	2006
	9.961167	10.611730	6.53%	0	2005
	8.731676	9.961167	14.08%	0	2004
	6.572551	8.731676	32.85%	0	2003
	9.015037	6.572551	-27.09%	0	2002
	9.342552	9.015037	-3.51%	0	2001
	10.000000	9.342552	-6.57%	0	2000*

Neuberger Berman Partners Fund: Trust Class	12.897013	14.346204	11.24%	0	2006
	11.124914	12.897013	15.93%	0	2005
	9.498927	11.124914	17.12%	0	2004
	7.115661	9.498927	33.49%	0	2003
	9.630121	7.115661	-26.11%	0	2002
	10.116089	9.630121	-4.80%	0	2001
	10.000000	10.116089	1.16%	0	2000*

Neuberger Berman Socially Responsive Fund: Trust Class	11.909963	13.385942	12.39%	0	2006
	11.263815	11.909963	5.74%	0	2005
	10.000000	11.263815	12.64%	0	2004*

Oppenheimer Capital Appreciation Fund: Class A	7.787929	8.238730	5.79%	641	2006
	7.559228	7.787929	3.03%	421	2005
	7.216195	7.559228	4.75%	1,131	2004
	5.664808	7.216195	27.39%	97	2003
	7.807042	5.664808	-27.44%	183	2002
	9.088650	7.807042	-14.10%	169	2001
	10.000000	9.088650	-9.11%	0	2000*

Oppenheimer Champion Income Fund: Class A	12.152922	13.058500	7.45%	0	2006
	12.030426	12.152922	1.02%	0	2005
	11.195043	12.030426	7.46%	0	2004
	10.000000	11.195043	11.95%	0	2003*

Oppenheimer Global Fund: Class A	11.566893	13.360460	15.51%	62	2006
	10.326042	11.566893	12.02%	62	2005
	8.842799	10.326042	16.77%	62	2004
	6.280888	8.842799	40.79%	959	2003
	8.230876	6.280888	-23.69%	1,208	2002
	9.484634	8.230876	-13.22%	1,169	2001
	10.000000	9.484634	-5.15%	898	2000*

Oppenheimer Strategic Income Fund: Class A	13.790305	14.612458	5.96%	82	2006
	13.454816	13.790305	2.49%	82	2005
	12.474019	13.454816	7.86%	0	2004
	10.599972	12.474019	17.68%	0	2003
	10.082142	10.599972	5.14%	0	2002
	9.893992	10.082142	1.90%	0	2001
	10.000000	9.893992	-1.06%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	12.927265	14.934359	15.53%	193	2006
	11.518744	12.927265	12.23%	193	2005
	10.000000	11.518744	15.19%	155	2004*

PIMCO Total Return Fund: Class A	12.925880	13.165628	1.85%	915	2006
	12.828077	12.925880	0.76%	1,247	2005
	12.458416	12.828077	2.97%	1,378	2004
	12.050755	12.458416	3.38%	1,351	2003
	11.169659	12.050755	7.89%	2,034	2002
	10.417874	11.169659	7.22%	0	2001
	10.000000	10.417874	4.18%	0	2000*

Putnam International Equity Fund: Class A	16.003137	20.194663	26.19%	0	2006
	14.445959	16.003137	10.78%	0	2005
	12.630321	14.445959	14.38%	0	2004
	10.000000	12.630321	26.30%	0	2003*

Putnam Voyager Fund: Class A	12.545600	12.991035	3.55%	0	2006
	12.084679	12.545600	3.81%	0	2005
	11.719211	12.084679	3.12%	0	2004
	10.000000	11.719211	17.19%	0	2003*

Templeton Foreign Fund: Class A	13.810244	16.298519	18.02%	0	2006
	12.685282	13.810244	8.87%	0	2005
	10.911931	12.685282	16.25%	0	2004
	8.496489	10.911931	28.43%	0	2003
	9.451747	8.496489	-10.11%	0	2002
	10.432935	9.451747	-9.40%	30	2001
	10.000000	10.432935	4.33%	0	2000*

Van Kampen Growth and Income Fund: Class A	14.994938	17.117918	14.16%	357	2006
	13.868607	14.994938	8.12%	216	2005
	12.369678	13.868607	12.12%	12	2004
	10.000000	12.369678	23.70%	0	2003*

Van Kampen Mid Cap Growth Fund: Class A	16.876469	18.102547	7.27%	0	2006
	14.582191	16.876469	15.73%	0	2005
	12.244561	14.582191	19.09%	0	2004
	10.000000	12.244561	22.45%	0	2003*

Van Kampen Real Estate Securities Fund: Class A	19.617814	26.533755	35.25%	382	2006
	17.097527	19.617814	14.74%	293	2005
	12.712919	17.097527	34.49%	82	2004
	10.000000	12.712919	27.13%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Waddell & Reed Advisors Small Cap Fund: Class A	15.014464	15.685640	4.47%	222	2006
	13.578037	15.014464	10.58%	121	2005
	12.183224	13.578037	11.45%	0	2004
	10.000000	12.183224	21.83%	0	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	11.968407	13.580814	13.47%	22	2006
	10.858522	11.968407	10.22%	22	2005
	10.035659	10.858522	8.20%	163	2004
	7.353115	10.035659	36.48%	154	2003
	9.255699	7.353115	-20.56%	146	2002
	9.570046	9.255699	-3.28%	65	2001
	10.000000	9.570046	-4.30%	0	2000*

Wells Fargo Advantage Growth Fund: Investor Class	11.781074	12.489037	6.01%	0	2006
	10.984245	11.781074	7.25%	0	2005
	9.916727	10.984245	10.76%	0	2004
	10.000000	9.916727	-0.83%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	6.680198	7.585175	13.55%	1,301	2006
	6.913889	6.680198	-3.38%	1,239	2005
	6.453280	6.913889	7.14%	924	2004
	5.269968	6.453280	22.45%	360	2003
	6.851594	5.269968	-23.08%	0	2002
	8.711714	6.851594	-21.35%	0	2001
	10.000000	8.711714	-12.88%	0	2000*

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	11.071940	12.397054	11.97%	0	2006
	10.000000	11.071940	10.72%	0	2005*

Additional Contract Options Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	10.248836	11.155405	8.85%	0	2006
	10.000000	10.248836	2.49%	0	2005*

AIM Dynamics Fund: Investor Class	6.055286	6.940076	14.61%	160	2006
	5.578406	6.055286	8.55%	160	2005
	5.066971	5.578406	10.09%	160	2004
	3.725817	5.066971	36.00%	319	2003
	5.661400	3.725817	-34.19%	203	2002
	8.578597	5.661400	-34.01%	1,295	2001
	10.000000	8.578597	-14.21%	34	2000*

AIM Small Cap Growth Fund: Investor Class	10.000000	10.171691	1.72%	0	2006*

American Century Growth: Investor Class	6.315302	6.704796	6.17%	0	2006
	6.124493	6.315302	3.12%	0	2005
	5.665900	6.124493	8.09%	0	2004
	4.630499	5.665900	22.36%	146	2003
	6.373586	4.630499	-27.35%	181	2002
	7.968889	6.373586	-20.02%	181	2001
	10.000000	7.968889	-20.31%	36	2000*

American Century Income & Growth: Advisor Class	9.164201	10.533509	14.94%	4,924	2006
	8.913758	9.164201	2.81%	3,835	2005
	8.041005	8.913758	10.85%	3,874	2004
	6.321623	8.041005	27.20%	203	2003
	7.994908	6.321623	-20.93%	206	2002
	8.898032	7.994908	-10.15%	0	2001
	10.000000	8.898032	-11.02%	0	2000*

American Century International Growth: Advisor Class	7.624850	9.352665	22.66%	0	2006
	6.856905	7.624850	11.20%	0	2005
	6.060427	6.856905	13.14%	0	2004
	4.925269	6.060427	23.05%	0	2003
	6.219350	4.925269	-20.81%	0	2002
	8.663227	6.219350	-28.21%	0	2001
	10.000000	8.663227	-13.37%	0	2000*

American Century Short Term Government: Investor Class	11.298605	11.557811	2.29%	639	2006
	11.299645	11.298605	-0.01%	631	2005
	11.413984	11.299645	-1.00%	562	2004
	11.477500	11.413984	-0.55%	553	2003
	11.089304	11.477500	3.50%	445	2002
	10.523734	11.089304	5.37%	0	2001
	10.000000	10.523734	5.24%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Ultra: Investor Class	6.849246	6.515327	-4.88%	376	2006
	6.819405	6.849246	0.44%	2,012	2005
	6.263909	6.819405	8.87%	1,831	2004
	5.061637	6.263909	23.75%	1,831	2003
	6.696752	5.061637	-24.42%	22	2002
	7.975357	6.696752	-16.03%	23	2001
	10.000000	7.975357	-20.25%	24	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	12.484669	15.332411	22.81%	0	2006
	11.235831	12.484669	11.11%	0	2005
	10.000000	11.235831	12.36%	0	2004*

Dreyfus Appreciation Fund, Inc.	8.956084	10.241159	14.35%	556	2006
	8.743924	8.956084	2.43%	464	2005
	8.421479	8.743924	3.83%	328	2004
	7.112568	8.421479	-18.51%	328	2003
	8.728443	7.112568	-12.23%	328	2002
	9.944773	8.728443	-0.55%	1,409	2001
	10.000000	9.944773		0	2000*

Dreyfus Emerging Leaders Fund	11.801603	12.427837	5.31%	0	2006
	10.990763	11.801603	7.38%	0	2005
	9.782940	10.990763	12.35%	0	2004
	7.131276	9.782940	37.18%	0	2003
	9.082232	7.131276	-21.48%	0	2002
	10.251577	9.082232	-11.41%	0	2001
	10.000000	10.251577	2.52%	0	2000*

Dreyfus Premier Balanced Opportunity Fund: Class Z	9.828555	10.587738	7.72%	0	2006
	10.126751	9.828555	-2.94%	0	2005
	10.000000	10.126751	1.27%	0	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	5.891101	6.316052	7.21%	0	2006
	5.788988	5.891101	1.76%	2,003	2005
	5.556745	5.788988	4.18%	2,003	2004
	4.488522	5.556745	23.80%	2,003	2003
	6.462061	4.488522	-30.54%	0	2002
	8.614379	6.462061	-24.99%	0	2001
	10.000000	8.614370	-13.86%	9	2000*

Federated Bond Fund: Class F Shares	13.481980	14.032409	4.08%	0	2006
	13.454199	13.481980	0.21%	0	2005
	12.811158	13.454199	5.02%	0	2004
	11.540663	12.811158	11.01%	0	2003
	10.973930	11.540663	5.16%	0	2002
	10.397620	10.973930	5.54%	0	2001
	10.000000	10.397620	3.98%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Equity Income Fund, Inc.: Class F Shares	8.227543	9.927336	20.66%	0	2006
	8.120367	8.227543	1.32%	0	2005
	7.308447	8.120367	11.11%	0	2004
	5.995628	7.308447	21.90%	0	2003
	7.565892	5.995628	-20.75%	0	2002
	8.674071	7.565892	-12.78%	0	2001
	10.000000	8.674071	-13.26%	0	2000*

Federated High Yield Trust	11.686765	12.750310	9.10%	53	2006
	11.600510	11.686765	0.74%	53	2005
	10.566235	11.600510	9.79%	53	2004
	8.747531	10.566235	20.79%	53	2003
	8.888885	8.747531	-1.59%	0	2002
	9.212518	8.888885	-3.51%	0	2001
	10.000000	9.212518	-7.87%	0	2000*

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.440089	12.760819	2.58%	1,677	2006
	12.393679	12.440089	0.38%	1,350	2005
	12.208347	12.393679	1.52%	1,485	2004
	11.706203	12.208347	4.29%	0	2003
	10.928791	11.706203	7.11%	0	2002
	10.349061	10.928791	5.60%	0	2001
	10.000000	10.349061	3.49%	0	2000*

Fidelity Advisor Balanced Fund: Class A	10.217714	11.207039	9.68%	0	2006
	9.867385	10.217714	3.55%	0	2005
	9.537884	9.867385	3.45%	0	2004
	8.227374	9.537884	15.93%	0	2003
	9.172460	8.227374	-10.30%	0	2002
	9.490780	9.172460	-3.35%	0	2001
	10.000000	9.490780	-5.09%	0	2000*

Fidelity Advisor Equity Growth Fund: Class A	6.579725	6.894950	4.79%	2,134	2006
	6.348165	6.579725	3.65%	1,998	2005
	6.276039	6.348165	1.15%	1,774	2004
	4.831652	6.276039	29.89%	1,196	2003
	7.071813	4.831652	-31.68%	994	2002
	8.763539	7.071813	-19.30%	0	2001
	10.000000	8.763539	-12.36%	0	2000*

Fidelity Advisor Equity Income Fund: Class A	12.967108	14.931260	15.15%	3,311	2006
	12.388044	12.967108	4.67%	2,722	2005
	11.234178	12.388044	10.27%	2,580	2004
	8.871707	11.234178	26.63%	794	2003
	10.675871	8.871707	-16.90%	355	2002
	11.101261	10.675871	-3.83%	1,143	2001
	10.000000	11.101261	11.01%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Growth Opportunities Fund: Class A	7.706987	7.961324	3.30%	0	2006
	7.213300	7.706987	6.56%	0	2005
	6.849137	7.213300	5.32%	0	2004
	5.382038	6.849137	27.26%	0	2003
	7.046532	5.382038	-23.62%	0	2002
	8.431760	7.046532	-16.43%	0	2001
	10.000000	8.431760	-15.68%	0	2000*

Fidelity Advisor High Income Advantage Fund: Class T	13.573239	15.431821	13.69%	0	2006
	13.191712	13.573239	2.89%	0	2005
	11.678133	13.191712	12.96%	0	2004
	8.266944	11.678133	41.26%	0	2003
	8.758454	8.266944	-5.61%	0	2002
	9.012867	8.758454	-2.82%	0	2001
	10.000000	9.012867	-9.87%	0	2000*

Fidelity Advisor Overseas Fund: Class A	10.027162	11.731265	16.99%	0	2006
	8.918378	10.027162	12.43%	0	2005
	8.024633	8.918378	11.14%	0	2004
	5.653699	8.024633	41.94%	0	2003
	7.197808	5.653699	-21.45%	0	2002
	9.164160	7.197808	-21.46%	0	2001
	10.000000	9.164160	-8.36%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	12.859292	14.900646	15.87%	0	2006
	11.010757	12.859292	16.79%	0	2005
	10.000000	11.010757	10.11%	0	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	19.584935	22.412560	14.44%	1,937	2006
	17.954585	19.584935	9.08%	1,552	2005
	14.568950	17.954585	23.24%	1,419	2004
	11.431820	14.568950	27.44%	0	2003
	12.360843	11.431820	-7.52%	0	2002
	10.679080	12.360843	15.75%	0	2001
	10.000000	10.679080	6.79%	0	2000*

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	14.986005	17.389292	16.04%	3,140	2006
	13.853757	14.986005	8.17%	2,542	2005
	12.411056	13.853757	11.62%	2,546	2004
	10.000792	12.411056	24.10%	771	2003
	11.450933	10.000792	-12.66%	661	2002
	10.991456	11.450933	4.18%	55	2001
	10.000000	10.991456	9.91%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Small-Mid Cap Growth Fund: Class A	7.530977	7.964097	5.75%	1,696	2006
	6.926495	7.530977	8.73%	1,481	2005
	6.230367	6.926495	11.17%	776	2004
	4.601167	6.230367	35.41%	766	2003
	6.643734	4.601167	-30.74%	647	2002
	8.501270	6.643734	-21.85%	0	2001
	10.000000	8.501270	-14.99%	0	2000*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	12.454527	14.878566	19.46%	351	2006
	11.497838	12.454527	8.32%	205	2005
	10.000000	11.497838	14.98%	184	2004*

J.P. Morgan NVIT Balanced Fund: Class I	10.458928	11.546864	10.40%	0	2006
	10.370219	10.458928	0.86%	0	2005
	9.718916	10.370219	6.70%	0	2004
	8.345175	9.718916	16.46%	0	2003
	9.676739	8.345175	-13.76%	0	2002
	10.000000	9.676739	-3.23%	0	2001*

Janus Adviser Balanced Fund: I Shares	10.632287	11.544430	8.58%	1,209	2006
	10.040442	10.632287	5.89%	1,194	2005
	9.416378	10.040442	6.63%	1,044	2004
	8.398088	9.416378	12.13%	932	2003
	9.139387	8.398088	-8.11%	713	2002
	9.766513	9.139387	-6.42%	0	2001
	10.000000	9.766513	-2.33%	0	2000*

Janus Adviser International Growth Fund: I Shares	10.023935	14.259079	42.25%	0	2006
	7.736677	10.023935	29.56%	0	2005
	6.563472	7.736677	17.87%	0	2004
	4.951489	6.563472	32.56%	0	2003
	6.768991	4.951489	-26.85%	0	2002
	8.914364	6.768991	-24.07%	0	2001
	10.000000	8.914364	-10.86%	0	2000*

Janus Adviser Worldwide Fund: I Shares	6.470159	7.441238	15.01%	527	2006
	6.202010	6.470159	4.32%	527	2005
	6.021074	6.202010	3.01%	749	2004
	4.984020	6.021074	20.81%	749	2003
	6.848446	4.984020	-27.22%	682	2002
	8.823829	6.848446	-22.39%	1,331	2001
	10.000000	8.823829	-11.76%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Fund	5.609856	6.101845	8.77%	297	2006
	5.485391	5.609856	2.27%	297	2005
	5.327723	5.485391	2.96%	297	2004
	4.112933	5.327723	29.54%	443	2003
	5.773277	4.112933	-28.76%	185	2002
	7.944989	5.773277	-27.33%	2,209	2001
	10.000000	7.944989	-20.55%	35	2000*

Janus Twenty Fund	5.756512	6.358106	10.45%	492	2006
	5.348949	5.756512	7.62%	492	2005
	4.389779	5.348949	21.85%	492	2004
	3.561920	4.389779	23.24%	492	2003
	4.766800	3.561920	-25.28%	15	2002
	6.846831	4.766800	-30.38%	15	2001
	10.000000	6.846831	-31.53%	13	2000*

Janus Worldwide Fund	5.709267	6.620402	15.96%	0	2006
	5.484402	5.709267	4.10%	0	2005
	5.283887	5.484402	3.79%	0	2004
	4.324418	5.283887	22.19%	0	2003
	5.943189	4.324418	-27.24%	0	2002
	7.836337	5.943189	-24.16%	0	2001
	10.000000	7.836337	-21.64%	0	2000*

Lazard Small Cap Portfolio: Open Shares	15.782729	18.126350	14.85%	0	2006
	15.440360	15.782729	2.22%	0	2005
	13.663752	15.440360	13.00%	0	2004
	10.026413	13.663752	36.28%	0	2003
	12.406020	10.026413	-19.18%	0	2002
	10.719405	12.406020	15.73%	0	2001
	10.000000	10.719405	7.19%	0	2000*

Nationwide Bond Fund: Class D	13.411321	13.770693	2.68%	0	2006
	13.222435	13.411321	1.43%	0	2005
	12.825037	13.222435	3.10%	0	2004
	12.257116	12.825037	4.63%	0	2003
	11.405689	12.257116	7.46%	0	2002
	10.558630	11.405689	8.02%	0	2001
	10.000000	10.558630	5.59%	0	2000*

Nationwide Bond Index Fund: Class A	12.339389	12.591186	2.04%	202	2006
	12.315921	12.339389	0.19%	202	2005
	12.071983	12.315921	2.02%	218	2004
	11.896696	12.071983	1.47%	9	2003
	11.051465	11.896696	7.65%	0	2002
	10.487846	11.051465	5.37%	0	2001
	10.000000	10.487846	4.88%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Government Bond Fund: Class D	13.063696	13.344547	2.15%	0	2006
	12.923467	13.063696	1.09%	0	2005
	12.704958	12.923467	1.72%	0	2004
	12.677576	12.704958	0.22%	0	2003
	11.614914	12.677576	9.15%	0	2002
	10.935667	11.614914	6.21%	0	2001
	10.000000	10.935667	9.36%	0	2000*

Nationwide Growth Fund: Class A	11.254521	11.733454	4.26%	0	2006
	10.783655	11.254521	4.37%	0	2005
	10.171770	10.783655	6.02%	0	2004
	10.000000	10.171770	1.72%	0	2003*

Nationwide Growth Fund: Class D	5.324527	5.567428	4.56%	0	2006
	5.080656	5.324527	4.80%	0	2005
	4.778247	5.080656	6.33%	0	2004
	3.652208	4.778247	30.83%	0	2003
	5.208622	3.652208	-29.88%	0	2002
	7.334630	5.208622	-28.99%	0	2001
	10.000000	7.334630	-26.65%	0	2000*

Nationwide NMF Investor Destinations Conservative Fund: Service Class	11.018943	11.500315	4.37%	0	2006
	10.856165	11.018943	1.50%	0	2005
	10.535690	10.856165	3.04%	0	2004
	9.951198	10.535690	5.87%	0	2003
	10.065869	9.951198	-1.14%	0	2002
	10.021981	10.065869	0.44%	0	2001
	10.000000	10.021981	0.22%	0	2000*

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class	10.942269	11.676780	6.71%	545	2006
	10.656020	10.942269	2.69%	256	2005
	10.120142	10.656020	5.30%	54	2004
	9.063483	10.120142	11.66%	0	2003
	9.623562	9.063483	-5.82%	0	2002
	9.901097	9.623562	-2.80%	0	2001
	10.000000	9.901097	-0.99%	0	2000*

Nationwide NMF Investor Destinations Moderate Fund: Service Class	10.640407	11.656911	9.55%	3,469	2006
	10.263917	10.640407	3.67%	3,331	2005
	9.537926	10.263917	7.61%	2,561	2004
	8.101212	9.537926	17.73%	2,314	2003
	9.107156	8.101212	-11.05%	0	2002
	9.722510	9.107156	-6.33%	0	2001
	10.000000	9.722510	-2.77%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class	10.434546	11.745101	12.56%	721	2006
	9.911643	10.434546	5.28%	721	2005
	8.990372	9.911643	10.25%	721	2004
	7.236921	8.990372	24.23%	0	2003
	8.599829	7.236921	-15.85%	0	2002
	9.587133	8.599829	-10.30%	0	2001
	10.000000	9.587133	-4.13%	0	2000*

Nationwide NMF Investor Destinations Aggressive Fund: Class A	10.172260	11.688354	14.90%	323	2006
	9.589984	10.172260	6.07%	276	2005
	8.553047	9.589984	12.12%	0	2004
	6.603530	8.553047	29.52%	0	2003
	8.228514	6.603530	-19.75%	0	2002
	9.449087	8.228514	-12.92%	0	2001
	10.000000	9.449087	-5.51%	0	2000*

Nationwide International Index Fund: Class A	10.466767	12.933486	23.57%	9	2006
	9.374794	10.466767	11.65%	9	2005
	8.000894	9.374794	17.17%	9	2004
	5.936478	8.000894	34.78%	6	2003
	7.334469	5.936478	-19.06%	0	2002
	9.625975	7.334469	-23.81%	0	2001
	10.000000	9.625975	-3.74%	0	2000*

Nationwide Large Cap Value Fund: Class A	13.489554	16.059352	19.05%	544	2006
	12.735758	13.489554	5.51%	557	2005
	11.174271	12.735758	13.97%	515	2004
	8.874148	11.174271	25.92%	324	2003
	10.466075	8.874148	-15.21%	278	2002
	11.176918	10.466075	-6.36%	0	2001
	10.000000	11.176918	11.77%	0	2000*

Nationwide Mid Cap Market Index Fund: Class A	12.991738	14.001258	7.77%	517	2006
	11.812418	12.991738	9.98%	515	2005
	10.391450	11.812418	13.67%	467	2004
	7.862269	10.391450	32.17%	432	2003
	9.435541	7.862269	-16.67%	0	2002
	9.768783	9.435541	-3.41%	0	2001
	10.000000	9.768783	-2.31%	0	2000*

Nationwide Money Market Fund: Service Class	10.255009	10.527959	2.66%	514	2006
	10.165595	10.255009	0.88%	386	2005
	10.266707	10.165595	-0.98%	386	2004
	10.386682	10.266707	-1.16%	718	2003
	10.455889	10.386682	-0.66%	0	2002
	10.283764	10.455889	1.67%	0	2001
	10.000000	10.283764	2.84%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide® Fund: Class D	9.565200	10.710199	11.97%	89	2006
	9.058328	9.565200	5.60%	89	2005
	8.390375	9.058328	7.96%	89	2004
	6.712058	8.390375	25.00%	89	2003
	8.235356	6.712058	-18.50%	89	2002
	9.510449	8.235356	-13.41%	0	2001
	10.000000	9.510449	-4.90%	0	2000*

Nationwide S&P 500® Index Fund: Service Class	8.182820	9.267923	13.26%	205	2006
	7.981046	8.182820	2.53%	205	2005
	7.357456	7.981046	8.48%	393	2004
	5.854072	7.357456	25.68%	512	2003
	7.697675	5.854072	-23.95%	549	2002
	8.928569	7.697675	-13.79%	157	2001
	10.000000	8.928569	-10.71%	44	2000*

Nationwide Small Cap Fund: Class A	16.899521	21.468092	27.03%	231	2006
	14.024913	16.899521	20.50%	234	2005
	11.338516	14.024913	23.69%	196	2004
	7.788909	11.338516	45.57%	201	2003
	9.723097	7.788909	-19.89%	0	2002
	10.077345	9.723097	-3.52%	0	2001
	10.000000	10.077345	0.77%	0	2000*

Nationwide Small Cap Index Fund: Class A	12.502765	14.411631	15.27%	237	2006
	12.183053	12.502765	2.62%	237	2005
	10.519225	12.183053	15.82%	237	2004
	7.353772	10.519225	43.05%	216	2003
	9.457603	7.353772	-22.24%	0	2002
	9.459071	9.457603	-0.02%	0	2001
	10.000000	9.459071	-5.41%	0	2000*

Nationwide Value Opportunities Fund: Class A	14.368464	16.653450	15.90%	0	2006
	13.540002	14.368464	6.12%	0	2005
	12.139809	13.540002	11.53%	0	2004
	9.029816	12.139809	34.44%	0	2003
	10.721338	9.029816	-15.78%	0	2002
	10.704470	10.721338	0.16%	0	2001
	10.000000	10.704470	7.04%	0	2000*

Neuberger Berman Genesis Fund: Trust Class	21.456619	22.634772	5.49%	0	2006
	18.757762	21.456619	14.39%	0	2005
	16.070695	18.757762	16.72%	127	2004
	12.411341	16.070695	29.48%	220	2003
	13.009140	12.411341	-4.60%	222	2002
	11.802746	13.009140	10.22%	553	2001
	10.000000	11.802746	18.03%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Guardian Fund: Trust Class	10.581238	11.792978	11.45%	0	2006
	9.937578	10.581238	6.48%	0	2005
	8.715425	9.937578	14.02%	0	2004
	6.563649	8.715425	32.78%	0	2003
	9.007411	6.563649	-27.13%	0	2002
	9.339412	9.007411	-3.55%	0	2001
	10.000000	9.339412	-6.61%	0	2000*

Neuberger Berman Partners Fund: Trust Class	12.859962	14.297731	11.18%	0	2006
	11.098574	12.859962	15.87%	0	2005
	9.481249	11.098574	17.06%	0	2004
	7.106023	9.481249	33.43%	0	2003
	9.621972	7.106023	-26.15%	0	2002
	10.112695	9.621972	-4.85%	0	2001
	10.000000	10.112695	1.13%	0	2000*

Neuberger Berman Socially Responsive Fund: Trust Class	11.899936	13.367900	12.34%	0	2006
	11.260024	11.899936	5.68%	0	2005
	10.000000	11.260024	12.60%	0	2004*

Oppenheimer Capital Appreciation Fund: Class A	7.767192	8.212640	5.73%	2,380	2006
	7.542908	7.767192	2.97%	2,151	2005
	7.204272	7.542908	4.70%	1,848	2004
	5.658328	7.204272	27.32%	1,785	2003
	7.802087	5.658328	-27.48%	1,505	2002
	9.087542	7.802087	-14.15%	0	2001
	10.000000	9.087542	-9.12%	0	2000*

Oppenheimer Champion Income Fund: Class A	12.136451	13.034192	7.40%	0	2006
	12.020212	12.136451	0.97%	0	2005
	11.191225	12.020212	7.41%	0	2004
	10.000000	11.191225	11.91%	0	2003*

Oppenheimer Global Fund: Class A	11.533645	13.315315	15.45%	118	2006
	10.301579	11.533645	11.96%	118	2005
	8.826336	10.301579	16.71%	118	2004
	6.272374	8.826336	40.72%	269	2003
	8.223900	6.272374	-23.73%	177	2002
	9.481459	8.223900	-13.26%	95	2001
	10.000000	9.481459	-5.19%	22	2000*

Oppenheimer Strategic Income Fund: Class A	13.753598	14.566180	5.91%	0	2006
	13.425805	13.753598	2.44%	0	2005
	12.453452	13.425805	7.81%	0	2004
	10.587876	12.453452	17.62%	0	2003
	10.075756	10.587876	5.08%	0	2002
	9.892779	10.075756	1.85%	0	2001
	10.000000	9.892779	-1.07%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	12.916367	14.914215	15.47%	508	2006
	11.514872	12.916367	12.17%	325	2005
	10.000000	11.514872	15.15%	0	2004*

PIMCO Total Return Fund: Class A	12.891432	13.123888	1.80%	4,064	2006
	12.800377	12.891432	0.71%	3,396	2005
	12.437834	12.800377	2.91%	3,036	2004
	12.036963	12.437834	3.33%	489	2003
	11.162546	12.036963	7.83%	88	2002
	10.416559	11.162546	7.16%	0	2001
	10.000000	10.416559	4.17%	0	2000*

Putnam International Equity Fund: Class A	15.981495	20.157140	26.13%	0	2006
	14.433730	15.981495	10.72%	0	2005
	12.626035	14.433730	14.32%	0	2004
	10.000000	12.626035	26.26%	0	2003*

Putnam Voyager Fund: Class A	12.528612	12.966870	3.50%	0	2006
	12.074434	12.528612	3.76%	0	2005
	11.715235	12.074434	3.07%	0	2004
	10.000000	11.715235	17.15%	0	2003*

Templeton Foreign Fund: Class A	13.770513	16.243401	17.96%	369	2006
	12.655196	13.770513	8.81%	369	2005
	10.891593	12.655196	16.19%	369	2004
	8.484956	10.891593	28.36%	411	2003
	9.443720	8.484956	-10.15%	0	2002
	10.429426	9.443720	-9.45%	0	2001
	10.000000	10.429426	4.29%	0	2000*

Van Kampen Growth and Income Fund: Class A	14.974651	17.086103	14.10%	525	2006
	13.856857	14.974651	8.07%	375	2005
	12.365483	13.856857	12.06%	0	2004
	10.000000	12.365483	23.65%	0	2003*

Van Kampen Mid Cap Growth Fund: Class A	16.853643	18.068898	7.21%	0	2006
	14.569849	16.853643	15.67%	0	2005
	12.240409	14.569849	19.03%	0	2004
	10.000000	12.240409	22.40%	0	2003*

Van Kampen Real Estate Securities Fund: Class A	19.591280	26.484444	35.18%	308	2006
	17.083053	19.591280	14.68%	310	2005
	12.708609	17.083053	34.42%	343	2004
	10.000000	12.708609	27.09%	345	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Waddell & Reed Advisors Small Cap Fund: Class A	14.994169	15.656492	4.42%	0	2006
	13.566546	14.994169	10.52%	0	2005
	12.179097	13.566546	11.39%	0	2004
	10.000000	12.179097	21.79%	0	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	11.933985	13.534906	13.41%	0	2006
	10.832774	11.933985	10.17%	0	2005
	10.016954	10.832774	8.14%	0	2004
	7.343132	10.016954	36.41%	0	2003
	9.247848	7.343132	-20.60%	0	2002
	9.566828	9.247848	-3.33%	350	2001
	10.000000	9.566828	-4.33%	0	2000*

Wells Fargo Advantage Growth Fund: Investor Class	11.768169	12.469031	5.96%	0	2006
	10.977773	11.768169	7.20%	0	2005
	9.915924	10.977773	10.71%	0	2004
	10.000000	9.915924	-0.84%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	6.662414	7.561145	13.49%	0	2006
	6.898966	6.662414	-3.43%	0	2005
	6.442629	6.898966	7.08%	0	2004
	5.263942	6.442629	22.39%	0	2003
	6.847258	5.263942	-23.12%	0	2002
	8.710649	6.847258	-21.39%	0	2001
	10.000000	8.710649	-12.89%	0	2000*

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	11.067846	12.386182	11.91%	0	2006
	10.000000	11.067846	10.68%	0	2005*

Additional Contract Options Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	10.246438	11.147149	8.79%	0	2006
	10.000000	10.246438	2.46%	0	2005*

AIM Dynamics Fund: Investor Class	6.037838	6.916565	14.55%	0	2006
	5.565164	6.037838	8.49%	509	2005
	5.057515	5.565164	10.04%	382	2004
	3.720751	5.057515	35.93%	418	2003
	5.656585	3.720751	-34.22%	136	2002
	8.575710	5.656585	-34.04%	131	2001

AIM Small Cap Growth Fund: Investor Class	10.000000	10.167914	1.68%	0	2006

American Century Growth: Investor Class	6.297135	6.682114	6.11%	0	2006
	6.109969	6.297135	3.06%	0	2005
	5.655334	6.109969	8.04%	661	2004
	4.624215	5.655334	22.30%	407	2003
	6.368173	4.624215	-27.39%	278	2002
	7.966201	6.368175	-20.06%	8	2001

American Century Income & Growth: Advisor Class	9.137847	10.497895	14.88%	0	2006
	8.892629	9.137847	2.76%	0	2005
	8.026023	8.892629	10.80%	273	2004
	6.313043	8.026023	27.13%	195	2003
	7.988111	6.313043	-20.97%	109	2002
	8.895032	7.988111	-10.20%	7	2001

American Century International Growth: Advisor Class	7.602888	9.321007	22.60%	0	2006
	6.840625	7.602888	11.14%	0	2005
	6.049112	6.840625	13.08%	0	2004
	4.918580	6.049112	22.98%	0	2003
	6.214062	4.918580	-20.85%	0	2002
	8.660308	6.214062	-28.25%	0	2001

American Century Short Term Government: Investor Class	11.266113	11.518730	2.24%	0	2006
	11.272860	11.266113	-0.06%	0	2005
	11.392730	11.272860	-1.05%	181	2004
	11.461949	11.392730	-0.60%	112	2003
	11.079918	11.461949	3.45%	52	2002
	10.520202	11.079918	5.32%	4	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Ultra: Investor Class	6.829566	6.493311	-4.92%	0	2006
	6.803262	6.829566	0.39%	0	2005
	6.252252	6.803262	8.81%	0	2004
	5.054776	6.252252	23.69%	0	2003
	6.691069	5.054776	-24.45%	0	2002
	7.972674	6.691069	-16.07%	0	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	12.474122	15.311694	22.75%	0	2006
	11.232049	12.474122	11.06%	0	2005
	10.000000	11.232049	12.32%	0	2004*

Dreyfus Appreciation Fund, Inc.	8.930298	10.206504	14.29%	0	2006
	8.723180	8.930298	2.37%	0	2005
	8.405778	8.723180	3.78%	435	2004
	7.102918	8.405778	18.34%	262	2003
	8.721047	7.102918	-18.55%	173	2002
	9.941437	8.721047	-12.28%	5	2001

Dreyfus Emerging Leaders Fund	11.767668	12.385812	5.25%	0	2006
	10.964718	11.767668	7.32%	0	2005
	9.764719	10.964718	12.29%	0	2004
	7.121604	9.764719	37.11%	0	2003
	9.074530	7.121604	-21.52%	0	2002
	10.248136	9.074530	-11.45%	0	2001

Dreyfus Premier Balanced Opportunity Fund: Class Z	9.823389	10.576816	7.67%	0	2006
	10.126555	9.823389	-2.99%	0	2005
	10.000000	10.126555	1.27%	136	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	5.874131	6.294668	7.16%	0	2006
	5.775239	5.874131	1.71%	167	2005
	5.546366	5.775239	4.13%	117	2004
	4.482421	5.546366	23.74%	116	2003
	6.456577	4.482421	-30.58%	39	2002
	8.611484	6.456577	-25.02%	37	2001

Federated Bond Fund: Class F Shares	13.443249	13.985008	4.03%	0	2006
	13.422360	13.443249	0.16%	0	2005
	12.787336	13.422360	4.97%	0	2004
	11.525047	12.787336	10.95%	0	2003
	10.964654	11.525047	5.11%	0	2002
	10.394127	10.964654	5.49%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Equity Income Fund, Inc.: Class F Shares	8.205621	9.895863	20.60%	0	2006
	8.102839	8.205621	1.27%	0	2005
	7.296384	8.102839	11.05%	0	2004
	5.988773	7.296384	21.83%	0	2003
	7.561094	5.988773	-20.79%	0	2002
	8.673008	7.561094	-12.82%	0	2001

Federated High Yield Trust	11.653105	12.707141	9.05%	0	2006
	11.572967	11.653105	0.69%	290	2005
	10.546508	11.572967	9.73%	155	2004
	8.735640	10.546508	20.73%	110	2003
	8.881317	8.735640	-1.64%	0	2002
	9.209384	8.881317	-3.56%	0	2001

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.406921	12.720342	2.53%	0	2006
	12.366901	12.406921	0.33%	0	2005
	12.188166	12.366901	1.47%	0	2004
	11.692797	12.188166	4.24%	0	2003
	10.921827	11.692797	7.06%	0	2002
	10.347756	10.921827	5.55%	0	2001

Fidelity Advisor Balanced Fund: Class A	10.188342	11.169165	9.63%	0	2006
	9.843998	10.188342	3.50%	0	2005
	9.520109	9.843998	3.40%	245	2004
	8.216216	9.520109	15.87%	162	2003
	9.164684	8.216216	-10.35%	85	2002
	9.487590	9.164684	-3.40%	6	2001

Fidelity Advisor Equity Growth Fund: Class A	6.562174	6.873077	4.74%	0	2006
	6.334443	6.562174	3.60%	0	2005
	6.265665	6.334443	1.10%	523	2004
	4.826114	6.265665	29.83%	292	2003
	7.067316	4.826114	-31.71%	222	2002
	8.762466	7.067316	-19.35%	4	2001

Fidelity Advisor Equity Income Fund: Class A	12.929854	14.880817	15.09%	0	2006
	12.358708	12.929854	4.62%	0	2005
	11.213266	12.358708	10.22%	57	2004
	8.859694	11.213266	26.56%	44	2003
	10.666836	8.859694	-16.94%	25	2002
	11.097543	10.666836	-3.88%	2	2001

Fidelity Advisor Growth Opportunities Fund: Class A	7.684809	7.934396	3.25%	0	2006
	7.196181	7.684809	6.50%	0	2005
	6.836359	7.196181	5.26%	0	2004
	5.374728	6.836359	27.19%	0	2003
	7.040550	5.374728	-23.66%	0	2002
	8.428927	7.040550	-16.47%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor High Income Advantage Fund: Class T	13.534228	15.379669	13.64%	0	2006
	13.160459	13.534228	2.84%	213	2005
	11.656399	13.160459	12.90%	124	2004
	8.255737	11.656399	41.19%	61	2003
	8.751025	8.255737	-5.66%	88	2002
	9.009830	8.751025	-2.87%	85	2001

Fidelity Advisor Overseas Fund: Class A	10.000473	11.694104	16.94%	0	2006
	8.899143	10.000473	12.38%	0	2005
	8.011403	8.899143	11.08%	0	2004
	5.647235	8.011403	41.86%	0	2003
	7.193242	5.647235	-21.49%	0	2002
	9.163041	7.193242	-21.50%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	12.848462	14.880550	15.82%	0	2006
	11.007058	12.848462	16.73%	0	2005
	10.000000	11.007058	10.07%	0	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	19.532803	22.341564	14.38%	0	2006
	17.915861	19.532803	9.03%	0	2005
	14.544920	17.915861	23.18%	103	2004
	11.418764	14.544920	27.38%	76	2003
	12.353009	11.418764	-7.56%	43	2002
	10.677776	12.353009	15.69%	3	2001

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	14.942867	17.330434	15.98%	0	2006
	13.820886	14.942867	8.12%	0	2005
	12.387906	13.820886	11.57%	225	2004
	9.987213	12.387906	24.04%	138	2003
	11.441217	9.987213	-12.71%	104	2002
	10.987759	11.441217	4.13%	3	2001

Franklin Small-Mid Cap Growth Fund: Class A	7.509296	7.937133	5.70%	0	2006
	6.910060	7.509296	8.67%	139	2005
	6.218739	6.910060	11.12%	591	2004
	4.594917	6.218739	35.34%	407	2003
	6.638096	4.594917	-30.78%	275	2002
	8.498408	6.638096	-21.89%	44	2001

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	12.444050	14.858498	19.40%	0	2006
	11.493980	12.444050	8.27%	0	2005
	10.000000	11.493980	14.94%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

J.P. Morgan NVIT Balanced Fund: Class I	10.435476	11.515125	10.35%	0	2006
	10.352216	10.435476	0.80%	0	2005
	9.706980	10.352216	6.65%	0	2004
	8.339157	9.706980	16.40%	0	2003
	9.674684	8.339157	-13.80%	0	2002
	10.000000	9.674684	-3.25%	0	2001*

Janus Adviser Balanced Fund: I Shares	10.603954	11.507831	8.52%	0	2006
	10.018767	10.603954	5.84%	0	2005
	9.400831	10.018767	6.57%	70	2004
	8.388485	9.400831	12.07%	51	2003
	9.133593	8.388485	-8.16%	26	2002
	9.765320	9.133593	-6.47%	2	2001

Janus Adviser International Growth Fund: I Shares	9.997249	14.213906	42.18%	0	2006
	7.719991	9.997249	29.50%	0	2005
	6.552650	7.719991	17.81%	0	2004
	4.945835	6.552650	32.49%	0	2003
	6.764692	4.945835	-26.89%	0	2002
	8.913279	6.764692	-24.11%	0	2001

Janus Adviser Worldwide Fund: I Shares	6.452929	7.417666	14.95%	0	2006
	6.188632	6.452929	4.27%	0	2005
	6.011148	6.188632	2.95%	394	2004
	4.978320	6.011148	20.75%	480	2003
	6.844093	4.978320	-27.26%	378	2002
	8.822751	6.844093	-22.43%	4	2001

Janus Fund	5.593730	6.081226	8.72%	0	2006
	5.472394	5.593730	2.22%	349	2005
	5.317797	5.472394	2.91%	254	2004
	4.107350	5.317797	29.47%	250	2003
	5.768376	4.107350	-28.80%	85	2002
	7.942323	5.768376	-27.37%	81	2001

Janus Twenty Fund	5.739947	6.336599	10.39%	0	2006
	5.336257	5.739947	7.57%	745	2005
	4.381594	5.336257	21.79%	570	2004
	3.557091	4.381594	23.18%	574	2003
	4.762757	3.557091	-25.31%	218	2002
	6.844527	4.762757	-30.42%	199	2001

Janus Worldwide Fund	5.692824	6.597996	15.90%	0	2006
	5.471386	5.692824	4.05%	0	2005
	5.274031	5.471386	3.74%	0	2004
	4.318553	5.274031	22.12%	0	2003
	5.938139	4.318553	-27.27%	0	2002
	7.833693	5.938139	-24.20%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Lazard Small Cap Portfolio: Open Shares	15.737323	18.065047	14.79%	0	2006
	15.403750	15.737323	2.17%	0	2005
	13.638292	15.403750	12.94%	0	2004
	10.012809	13.638292	36.21%	0	2003
	12.395514	10.012809	-19.22%	0	2002
	10.715811	12.395514	15.67%	0	2001

Nationwide Bond Fund: Class D	13.372692	13.724067	2.63%	0	2006
	13.191037	13.372692	1.38%	28	2005
	12.801090	13.191037	3.05%	28	2004
	12.240451	12.801090	4.58%	28	2003
	11.395976	12.240451	7.41%	28	2002
	10.555036	11.395976	7.97%	22	2001

Nationwide Bond Index Fund: Class A	12.306479	12.551239	1.99%	0	2006
	12.289306	12.306479	0.14%	0	2005
	12.052022	12.289306	1.97%	0	2004
	11.883067	12.052022	1.42%	0	2003
	11.044416	11.883067	7.59%	0	2002
	10.486519	11.044416	5.32%	0	2001

Nationwide Government Bond Fund: Class D	13.026138	13.299442	2.10%	0	2006
	12.892846	13.026138	1.03%	533	2005
	12.681299	12.892846	1.67%	333	2004
	12.660414	12.681299	0.16%	270	2003
	11.605083	12.660414	9.09%	136	2002
	10.931995	11.605083	6.16%	110	2001

Nationwide Growth Fund: Class A	11.242920	11.715412	4.20%	0	2006
	10.778010	11.242920	4.31%	0	2005
	10.171601	10.778010	5.96%	0	2004
	10.000000	10.171601	1.72%	0	2003*

Nationwide Growth Fund: Class D	5.309178	5.548551	4.51%	0	2006
	5.068590	5.309178	4.75%	0	2005
	4.769330	5.068590	6.27%	0	2004
	3.647241	4.769330	30.77%	0	2003
	5.204187	3.647241	-29.92%	0	2002
	7.332157	5.204187	-29.02%	0	2001

Nationwide NMF Investor Destinations Conservative Fund: Service Class	10.989589	11.463856	4.32%	0	2006
	10.832739	10.989589	1.45%	0	2005
	10.518298	10.832739	2.99%	0	2004
	9.939821	10.518298	5.82%	0	2003
	10.059481	9.939821	-1.19%	0	2002
	10.020752	10.059481	0.39%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class	10.913174	11.639823	6.66%	0	2006
	10.633068	10.913174	2.63%	0	2005
	10.103469	10.633068	5.24%	0	2004
	9.053146	10.103469	11.60%	0	2003
	9.617469	9.053146	-5.87%	0	2002
	9.899886	9.617469	-2.85%	0	2001

Nationwide NMF Investor Destinations Moderate Fund: Service Class	10.612077	11.619979	9.50%	17,066	2006
	10.241781	10.612077	3.62%	16,075	2005
	9.522195	10.241781	7.56%	14,812	2004
	8.091964	9.522195	17.67%	0	2003
	9.101383	8.091964	-11.09%	0	2002
	9.721319	9.101383	-6.38%	0	2001

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class	10.406765	11.707885	12.50%	0	2006
	9.890274	10.406765	5.22%	0	2005
	8.975545	9.890274	10.19%	0	2004
	7.228653	8.975545	24.17%	0	2003
	8.594380	7.228653	-15.89%	0	2002
	9.585965	8.594380	-10.34%	0	2001

Nationwide NMF Investor Destinations Aggressive Fund: Class A	10.145170	11.651309	14.85%	0	2006
	9.569300	10.145170	6.02%	0	2005
	8.538942	9.569300	12.07%	0	2004
	6.595991	8.538942	29.46%	0	2003
	8.223304	6.595991	-19.79%	0	2002
	9.447932	8.223304	-12.96%	0	2001

Nationwide International Index Fund: Class A	10.438895	12.892506	23.50%	0	2006
	9.354569	10.438895	11.59%	0	2005
	7.987690	9.354569	17.11%	0	2004
	5.929686	7.987690	34.71%	0	2003

Nationwide Large Cap Value Fund: Class A	13.450717	16.004997	18.99%	0	2006
	12.705537	13.450717	5.46%	0	2005
	11.153422	12.705537	13.92%	0	2004
	8.862098	11.153422	25.86%	0	2003
	10.457207	8.862098	-15.25%	0	2002
	11.173167	10.457207	-6.41%	0	2001

Nationwide Mid Cap Market Index Fund: Class A	12.957157	13.956902	7.72%	0	2006
	11.786930	12.957157	9.93%	0	2005
	10.374297	11.786930	13.62%	0	2004
	7.853275	10.374297	32.10%	0	2003
	9.429557	7.853275	-16.72%	0	2002
	9.767589	9.429557	-3.46%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Money Market Fund: Service Class	10.225471	10.492311	2.61%	0	2006
	10.141459	10.225471	0.83%	549	2005
	10.247538	10.141459	-1.04%	363	2004
	10.372561	10.247538	-1.21%	50	2003
	10.446986	10.372561	-0.71%	3	2002
	10.280265	10.446986	1.62%	167	2001

Nationwide® Fund: Class D	9.537695	10.673988	11.91%	0	2006
	9.036870	9.537695	5.54%	0	2005
	8.374746	9.036870	7.91%	0	2004
	6.702969	8.374746	24.94%	0	2003
	8.228379	6.702969	-18.54%	0	2002
	9.507249	8.228379	-13.45%	0	2001

Nationwide S&P 500® Index Fund: Service Class	8.159270	9.236556	13.20%	0	2006
	7.962114	8.159270	2.48%	0	2005
	7.343743	7.962114	8.42%	0	2004
	5.846124	7.343743	25.62%	0	2003
	7.691142	5.846124	-23.99%	0	2002
	8.925568	7.691142	-13.83%	0	2001

Nationwide Small Cap Fund: Class A	16.850927	21.395511	26.97%	0	2006
	13.991671	16.850927	20.44%	0	2005
	11.317381	13.991671	23.63%	0	2004
	7.778338	11.317381	45.50%	0	2003
	9.714851	7.778338	-19.93%	0	2002
	10.073960	9.714851	-3.56%	0	2001

Nationwide Small Cap Index Fund: Class A	12.469482	14.365982	15.21%	0	2006
	12.156774	12.469482	2.57%	0	2005
	10.501863	12.156774	15.76%	0	2004
	7.345363	10.501863	42.97%	0	2003
	9.451600	7.345363	-22.28%	0	2002
	9.457911	9.451600	-0.07%	0	2001

Nationwide Value Opportunities Fund: Class A	14.330169	16.600640	15.84%	0	2006
	13.510763	14.330169	6.06%	0	2005
	12.119755	13.510763	11.48%	0	2004
	9.019477	12.119755	34.37%	0	2003
	10.714528	9.019477	-15.82%	0	2002
	10.703160	10.714528	0.11%	0	2001

Neuberger Berman Genesis Fund: Trust Class	21.394935	22.558261	5.44%	0	2006
	18.713313	21.394935	14.33%	0	2005
	16.040753	18.713313	16.66%	0	2004
	12.394513	16.040753	29.42%	0	2003
	12.998115	12.394513	-4.64%	0	2002
	11.798780	12.998115	10.16%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Guardian Fund: Trust Class	10.550755	11.753037	11.40%	0	2006
	9.913979	10.550755	6.42%	0	2005
	8.699159	9.913979	13.96%	0	2004
	6.554732	8.699159	32.72%	0	2003
	8.999775	6.554732	-27.17%	0	2002
	9.336277	8.999775	-3.60%	0	2001

Neuberger Berman Partners Fund: Trust Class	12.822938	14.249344	11.12%	0	2006
	11.072242	12.822938	15.81%	0	2005
	9.463557	11.072242	17.00%	0	2004
	7.096368	9.463557	33.36%	0	2003
	9.613807	7.096368	-26.19%	0	2002
	10.109289	9.613807	-4.90%	0	2001

Neuberger Berman Socially Responsive Fund: Trust Class	11.889908	13.349860	12.28%	0	2006
	11.256246	11.889908	5.63%	0	2005
	10.000000	11.256246	12.56%	0	2004*

Oppenheimer Capital Appreciation Fund: Class A	7.746479	8.186578	5.68%	0	2006
	7.526623	7.746479	2.92%	0	2005
	7.192378	7.526623	4.65%	93	2004
	5.651848	7.192378	27.26%	68	2003
	7.797137	5.651848	-27.51%	38	2002
	9.086430	7.797137	-14.19%	2	2001

Oppenheimer Champion Income Fund: Class A	12.119995	13.009920	7.34%	0	2006
	12.010002	12.119995	0.92%	0	2005
	11.187405	12.010002	7.35%	0	2004
	10.000000	11.187405	11.87%	0	2003*

Oppenheimer Global Fund: Class A	11.500442	13.270242	15.39%	0	2006
	10.277125	11.500442	11.90%	0	2005
	8.809858	10.277125	16.65%	0	2004
	6.263850	8.809858	40.65%	212	2003
	8.216917	6.263850	-23.77%	174	2002
	9.478271	8.216917	-13.31%	4	2001

Oppenheimer Strategic Income Fund: Class A	13.716980	14.520035	5.85%	0	2006
	13.396851	13.716980	2.39%	0	2005
	12.432917	13.396851	7.75%	0	2004
	10.575794	12.432917	17.56%	0	2003
	10.069377	10.575794	5.03%	0	2002
	9.891576	10.069377	1.80%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	12.905485	14.894095	15.41%	0	2006
	11.511004	12.905485	12.11%	0	2005
	10.000000	11.511004	15.11%	290	2004*

PIMCO Total Return Fund: Class A	12.857049	13.082250	1.75%	0	2006
	12.772711	12.857049	0.66%	0	2005
	12.417264	12.772711	2.86%	0	2004
	12.023168	12.417264	3.28%	0	2003
	11.155427	12.023168	7.78%	0	2002
	10.415242	11.155427	7.11%	0	2001

Putnam International Equity Fund: Class A	15.959851	20.119646	26.06%	0	2006
	14.421493	15.959851	10.67%	0	2005
	12.621740	14.421493	14.26%	0	2004
	10.000000	12.621740	26.22%	0	2003*

Putnam Voyager Fund: Class A	12.511650	12.942746	3.45%	0	2006
	12.064201	12.511650	3.71%	0	2005
	11.711256	12.064201	3.01%	0	2004
	10.000000	11.711256	17.11%	0	2003*

Templeton Foreign Fund: Class A	13.730924	16.188504	17.90%	0	2006
	12.625220	13.730924	8.76%	0	2005
	10.871314	12.625220	16.13%	0	2004
	8.473465	10.871314	28.30%	0	2003
	9.435734	8.473465	-10.20%	0	2002
	10.425928	9.435734	-9.50%	0	2001

Van Kampen Growth and Income Fund: Class A	14.954370	17.054305	14.04%	0	2006
	13.845108	14.954370	8.01%	0	2005
	12.361284	13.845108	12.00%	0	2004
	10.000000	12.361284	23.61%	0	2003*

Van Kampen Mid Cap Growth Fund: Class A	16.830820	18.035285	7.16%	0	2006
	14.557493	16.830820	15.62%	0	2005
	12.236255	14.557493	18.97%	0	2004
	10.000000	12.236255	22.36%	0	2003*

Van Kampen Real Estate Securities Fund: Class A	19.564754	26.435202	35.12%	0	2006
	17.068572	19.564754	14.62%	0	2005
	12.704297	17.068572	34.35%	0	2004
	10.000000	12.704297	27.04%	0	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	14.973835	15.627333	4.36%	0	2006
	13.555030	14.973835	10.47%	0	2005
	12.174954	13.555030	11.34%	0	2004
	10.000000	12.174954	21.75%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Common Stock Fund: Class Z	11.899650	13.489135	13.36%	0	2006
	10.807089	11.899650	10.11%	0	2005
	9.998293	10.807089	8.09%	352	2004
	7.333170	9.998293	36.34%	221	2003
	9.240007	7.333170	-20.64%	165	2002
	9.563613	9.240007	-3.38%	5	2001

Wells Fargo Advantage Growth Fund: Investor Class	11.755283	12.449056	5.90%	0	2006
	10.971313	11.755283	7.15%	0	2005
	9.915129	10.971313	10.65%	0	2004
	10.000000	9.915129	-0.85%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	6.644671	7.537203	13.43%	0	2006
	6.884084	6.644671	-3.48%	0	2005
	6.431993	6.884084	7.03%	0	2004
	5.257924	6.431993	22.33%	0	2003
	6.842902	5.257924	-23.16%	0	2002
	8.709584	6.842902	-21.43%	0	2001

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	11.063747	12.375325	11.85%	0	2006
	10.000000	11.063747	10.64%	0	2005*

Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	10.244041	11.138881	8.74%	0	2006
	10.000000	10.244041	2.44%	0	2005*

AIM Dynamics Fund: Investor Class	6.020446	6.893150	14.50%	0	2006
	5.551944	6.020446	8.44%	0	2005
	5.048071	5.551944	9.98%	0	2004
	3.715687	5.048071	35.86%	0	2003
	5.651780	3.715687	-34.26%	0	2002
	8.572826	5.651780	-34.07%	0	2001

AIM Small Cap Growth Fund: Investor Class	10.000000	10.164147	1.64%	0	2006*

American Century Growth: Investor Class	6.279024	6.659516	6.06%	0	2006
	6.095488	6.279024	3.01%	0	2005
	5.644801	6.095488	7.98%	0	2004
	4.617935	5.644801	22.24%	0	2003
	6.362766	4.617935	-27.42%	0	2002
	7.963521	6.362766	-20.10%	0	2001

American Century Income & Growth: Advisor Class	9.111528	10.462346	14.83%	212	2006
	8.871515	9.111528	2.71%	149	2005
	8.011037	8.871515	10.74%	0	2004
	6.304462	8.011037	27.07%	0	2003
	7.981335	6.304462	-21.01%	0	2002
	8.892046	7.981335	-10.24%	0	2001

American Century International Growth: Advisor Class	7.580988	9.289435	22.54%	0	2006
	6.824387	7.580988	11.09%	0	2005
	6.037831	6.824387	13.03%	0	2004
	4.911905	6.037831	22.92%	0	2003
	6.208798	4.911905	-20.89%	0	2002
	8.657400	6.208798	-28.28%	0	2001

American Century Short Term Government: Investor Class	11.233702	11.479776	2.19%	78	2006
	11.246133	11.233702	-0.11%	78	2005
	11.371495	11.246133	-1.10%	78	2004
	11.446415	11.371495	-0.65%	78	2003
	11.070531	11.446415	3.40%	0	2002
	10.516665	11.070531	5.27%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Ultra: Investor Class	6.809887	6.471307	-4.97%	0	2006
	6.787097	6.809887	0.34%	0	2005
	6.240573	6.787097	8.76%	0	2004
	5.047905	6.240573	23.63%	0	2003
	6.685391	5.047905	-24.49%	0	2002
	7.969994	6.685391	-16.12%	0	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	12.463621	15.291063	22.69%	0	2006
	11.228277	12.463621	11.00%	0	2005
	10.000000	11.228277	12.28%	0	2004*

Dreyfus Appreciation Fund, Inc.	8.904620	10.171994	14.23%	0	2006
	8.702503	8.904620	2.32%	0	2005
	8.390111	8.702503	3.72%	0	2004
	7.093283	8.390111	18.28%	0	2003
	8.713639	7.093283	-18.60%	0	2002
	9.938085	8.713639	-12.32%	0	2001

Dreyfus Emerging Leaders Fund	11.733761	12.343848	5.20%	0	2006
	10.938665	11.733761	7.27%	0	2005
	9.746480	10.938665	12.23%	0	2004
	7.111931	9.746480	37.04%	0	2003
	9.066824	7.111931	-21.56%	0	2002
	10.244684	9.066824	-11.50%	0	2001

Dreyfus Premier Balanced Opportunity Fund: Class Z	9.818208	10.565877	7.62%	0	2006
	10.126357	9.818208	-3.04%	0	2005
	10.000000	10.126357	1.26%	0	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	5.857231	6.273364	7.10%	0	2006
	5.761543	5.857231	1.66%	0	2005
	5.536027	5.761543	4.07%	0	2004
	4.476330	5.536027	23.67%	0	2003
	6.451096	4.476330	-30.61%	0	2002
	8.608584	6.451096	-25.06%	0	2001

Federated Bond Fund: Class F Shares	13.404568	13.937698	3.98%	0	2006
	13.390528	13.404568	0.10%	0	2005
	12.763493	13.390528	4.91%	0	2004
	11.509409	12.763493	10.90%	0	2003
	10.955352	11.509409	5.06%	0	2002
	10.390629	10.955352	5.43%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Equity Income Fund, Inc.: Class F Shares	8.183734	9.864467	20.54%	0	2006
	8.085326	8.183734	1.22%	0	2005
	7.284319	8.085326	11.00%	0	2004
	5.981916	7.284319	21.77%	0	2003
	7.556287	5.981916	-20.84%	0	2002
	8.671952	7.556287	-12.87%	0	2001

Federated High Yield Trust	11.619523	12.664095	8.99%	93	2006
	11.545472	11.619523	0.64%	44	2005
	10.526807	11.545472	9.68%	0	2004
	8.723760	10.526807	20.67%	0	2003
	8.873752	8.723760	-1.69%	0	2002
	9.206247	8.873752	-3.61%	0	2001

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.373811	12.679962	2.47%	72	2006
	12.340160	12.373811	0.27%	72	2005
	12.168002	12.340160	1.41%	72	2004
	11.679392	12.168002	4.18%	72	2003
	10.914859	11.679392	7.00%	0	2002
	10.346445	10.914859	5.49%	0	2001

Fidelity Advisor Balanced Fund: Class A	10.159001	11.131354	9.57%	0	2006
	9.820639	10.159001	3.45%	0	2005
	9.502355	9.820639	3.35%	0	2004
	8.205061	9.502355	15.81%	0	2003
	9.156901	8.205061	-10.39%	0	2002
	9.484397	9.156901	-3.45%	0	2001

Fidelity Advisor Equity Growth Fund: Class A	6.544694	6.851282	4.68%	0	2006
	6.320776	6.544694	3.54%	0	2005
	6.255329	6.320776	1.05%	0	2004
	4.820598	6.255329	29.76%	0	2003
	7.062833	4.820598	-31.75%	0	2002
	8.761391	7.062833	-19.39%	0	2001

Fidelity Advisor Equity Income Fund: Class A	12.892653	14.830459	15.03%	244	2006
	12.329403	12.892653	4.57%	200	2005
	11.192364	12.329403	10.16%	92	2004
	8.847675	11.192364	26.50%	92	2003
	10.657804	8.847675	-16.98%	0	2002
	11.093825	10.657804	-3.93%	0	2001

Fidelity Advisor Growth Opportunities Fund: Class A	7.662702	7.907555	3.20%	0	2006
	7.179127	7.662702	6.45%	0	2005
	6.823618	7.179127	5.21%	0	2004
	5.367438	6.823618	27.13%	0	2003
	7.034588	5.367438	-23.70%	0	2002
	8.426094	7.034588	-16.51%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor High Income Advantage Fund: Class T	13.495281	15.327641	13.58%	0	2006
	13.129249	13.495281	2.79%	0	2005
	11.634678	13.129249	12.85%	0	2004
	8.244546	11.634678	41.12%	0	2003
	8.743611	8.244546	-5.71%	0	2002
	9.006806	8.743611	-2.92%	0	2001

Fidelity Advisor Overseas Fund: Class A	9.973840	11.657047	16.88%	0	2006
	8.879944	9.973840	12.32%	0	2005
	7.998177	8.879944	11.02%	0	2004
	5.640785	7.998177	41.79%	0	2003
	7.188672	5.640785	-21.53%	0	2002
	9.161920	7.188672	-21.54%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	12.837627	14.860462	15.76%	0	2006
	11.003353	12.837627	16.67%	0	2005
	10.000000	11.003353	10.03%	0	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	19.480796	22.270783	14.32%	0	2006
	17.877237	19.480796	8.97%	0	2005
	14.520947	17.877237	23.11%	0	2004
	11.405742	14.520947	27.31%	0	2003
	12.345200	11.405742	-7.61%	0	2002
	10.676475	12.345200	15.63%	0	2001

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	14.899889	17.271837	15.92%	0	2006
	13.788137	14.899889	8.06%	0	2005
	12.364846	13.788137	11.51%	0	2004
	9.973684	12.364846	23.97%	0	2003
	11.431530	9.973684	-12.75%	0	2002
	10.984073	11.431530	4.07%	0	2001

Franklin Small-Mid Cap Growth Fund: Class A	7.487672	7.910270	5.64%	0	2006
	6.893646	7.487672	8.62%	0	2005
	6.207126	6.893646	11.06%	0	2004
	4.588663	6.207126	35.27%	0	2003
	6.632448	4.588663	-30.81%	0	2002
	8.495548	6.632448	-21.93%	0	2001

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	12.433552	14.838451	19.34%	0	2006
	11.490111	12.433552	8.21%	0	2005
	10.000000	11.490111	14.90%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

J.P. Morgan NVIT Balanced Fund: Class I	10.412074	11.483483	10.29%	0	2006
	10.334243	10.412074	0.75%	0	2005
	9.695057	10.334243	6.59%	0	2004
	8.333149	9.695057	16.34%	0	2003
	9.672636	8.333149	-13.85%	0	2002
	10.000000	9.672636	-3.27%	0	2001*

Janus Adviser Balanced Fund: I Shares	10.575720	11.471362	8.47%	0	2006
	9.997158	10.575720	5.79%	0	2005
	9.385314	9.997158	6.52%	0	2004
	8.378893	9.385314	12.01%	0	2003
	9.127796	8.378893	-8.20%	0	2002
	9.764128	9.127796	-6.52%	0	2001

Janus Adviser International Growth Fund: I Shares	9.970600	14.168835	42.11%	0	2006
	7.703315	9.970600	29.43%	0	2005
	6.541808	7.703315	17.76%	0	2004
	4.940164	6.541808	32.42%	0	2003
	6.760387	4.940164	-26.92%	0	2002
	8.912181	6.760387	-24.14%	0	2001

Janus Adviser Worldwide Fund: I Shares	6.435755	7.394169	14.89%	0	2006
	6.175284	6.435755	4.22%	0	2005
	6.001222	6.175284	2.90%	0	2004
	4.972631	6.001222	20.69%	0	2003
	6.839748	4.972631	-27.30%	0	2002
	8.821665	6.839748	-22.47%	0	2001

Janus Fund	5.577604	6.060618	8.66%	0	2006
	5.459390	5.577604	2.17%	0	2005
	5.307868	5.459390	2.85%	0	2004
	4.101767	5.307868	29.40%	0	2003
	5.763479	4.101767	-28.83%	0	2002
	7.939642	5.763479	-27.41%	0	2001

Janus Twenty Fund	5.723449	6.315176	10.34%	0	2006
	5.323610	5.723449	7.51%	0	2005
	4.373433	5.323610	21.73%	0	2004
	3.552260	4.373433	23.12%	0	2003
	4.758707	3.552260	-25.35%	0	2002
	6.842218	4.758707	-30.45%	0	2001

Janus Worldwide Fund	5.676446	6.575677	15.84%	0	2006
	5.458409	5.676446	3.99%	0	2005
	5.264197	5.458409	3.69%	0	2004
	4.312695	5.264197	22.06%	0	2003
	5.933107	4.312695	-27.31%	0	2002
	7.831061	5.933107	-24.24%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Lazard Small Cap Portfolio: Open Shares	15.692053	18.003945	14.73%	0	2006
	15.367222	15.692053	2.11%	0	2005
	13.612877	15.367222	12.89%	0	2004
	9.999234	13.612877	36.14%	0	2003
	12.385009	9.999234	-19.26%	0	2002
	10.712211	12.385009	15.62%	0	2001

Nationwide Bond Fund: Class D	13.334162	13.677583	2.58%	0	2006
	13.159706	13.334162	1.33%	0	2005
	12.777183	13.159706	2.99%	0	2004
	12.223808	12.777183	4.53%	0	2003
	11.386272	12.223808	7.36%	0	2002
	10.551441	11.386272	7.91%	0	2001

Nationwide Bond Index Fund: Class A	12.273650	12.511406	1.94%	0	2006
	12.262742	12.273650	0.09%	0	2005
	12.032091	12.262742	1.92%	0	2004
	11.869452	12.032091	1.37%	0	2003
	11.037377	11.869452	7.54%	0	2002
	10.485196	11.037377	5.27%	0	2001

Nationwide Government Bond Fund: Class D	12.988681	13.254464	2.05%	0	2006
	12.862293	12.988681	0.98%	0	2005
	12.657686	12.862293	1.62%	0	2004
	12.643262	12.657686	0.11%	0	2003
	11.595263	12.643262	9.04%	0	2002
	10.928326	11.595263	6.10%	0	2001

Nationwide Growth Fund: Class A	11.231294	11.697376	4.15%	0	2006
	10.772332	11.231294	4.26%	0	2005
	10.171432	10.772332	5.91%	0	2004
	10.000000	10.171432	1.71%	0	2003*

Nationwide Growth Fund: Class D	5.293917	5.529804	4.46%	0	2006
	5.056586	5.293917	4.69%	0	2005
	4.760449	5.056586	6.22%	0	2004
	3.642296	4.760449	30.70%	0	2003
	5.199779	3.642296	-29.95%	0	2002
	7.329689	5.199779	-29.06%	0	2001

Nationwide NMF Investor Destinations Conservative Fund: Service Class	10.960313	11.427527	4.26%	0	2006
	10.809372	10.960313	1.40%	0	2005
	10.500955	10.809372	2.94%	0	2004
	9.928482	10.500955	5.77%	0	2003
	10.053116	9.928482	-1.24%	0	2002
	10.019531	10.053116	0.34%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class	10.884063	11.602882	6.60%	0	2006
	10.610098	10.884063	2.58%	0	2005
	10.086770	10.610098	5.19%	0	2004
	9.042787	10.086770	11.54%	0	2003
	9.611366	9.042787	-5.92%	0	2002
	9.898677	9.611366	-2.90%	0	2001

Nationwide NMF Investor Destinations Moderate Fund: Service Class	10.583798	11.583135	9.44%	865	2006
	10.219668	10.583798	3.56%	683	2005
	9.506471	10.219668	7.50%	494	2004
	8.082712	9.506471	17.61%	288	2003
	9.095610	8.082712	-11.14%	74	2002
	9.720134	9.095610	-6.43%	0	2001

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class	10.379022	11.670751	12.45%	0	2006
	9.868917	10.379022	5.17%	0	2005
	8.960721	9.868917	10.14%	0	2004
	7.220387	8.960721	24.10%	0	2003
	8.588929	7.220387	-15.93%	0	2002
	9.584787	8.588929	-10.39%	0	2001

Nationwide NMF Investor Destinations Aggressive Fund: Class A	10.118130	11.614355	14.79%	0	2006
	9.548634	10.118130	5.96%	0	2005
	8.524844	9.548634	12.01%	0	2004
	6.588444	8.524844	29.39%	0	2003
	8.218082	6.588444	-19.83%	0	2002
	9.446777	8.218082	-13.01%	0	2001

Nationwide International Index Fund: Class A	10.411038	12.851584	23.44%	0	2006
	9.334348	10.411038	11.53%	0	2005
	7.974482	9.334348	17.05%	0	2004
	5.922899	7.974482	34.64%	0	2003
	7.325156	5.922899	-19.14%	0	2002
	9.623620	7.325156	-23.88%	0	2001

Nationwide Large Cap Value Fund: Class A	13.412064	15.950917	18.93%	0	2006
	12.675454	13.412064	5.40%	0	2005
	11.132662	12.675454	13.86%	0	2004
	8.850093	11.132662	25.79%	0	2003
	10.448348	8.850093	-15.30%	0	2002
	11.169414	10.448348	-6.46%	0	2001

Nationwide Mid Cap Market Index Fund: Class A	12.922632	13.912667	7.66%	103	2006
	11.761495	12.922632	9.87%	103	2005
	10.357178	11.761495	13.56%	103	2004
	7.844295	10.357178	32.03%	103	2003
	9.423578	7.844295	-16.76%	0	2002
	9.766398	9.423578	-3.51%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Money Market Fund: Service Class	10.196005	10.456769	2.56%	497	2006
	10.117364	10.196005	0.78%	497	2005
	10.228395	10.117364	-1.09%	168	2004
	10.358455	10.228395	-1.26%	168	2003
	10.438085	10.358455	-0.76%	110	2002
	10.276763	10.438085	1.57%	401	2001

Nationwide® Fund: Class D	9.510249	10.637873	11.86%	0	2006
	9.015432	9.510249	5.49%	0	2005
	8.359127	9.015432	7.85%	0	2004
	6.693851	8.359127	24.88%	0	2003
	8.221382	6.693851	-18.58%	0	2002
	9.504046	8.221382	-13.50%	0	2001

Nationwide S&P 500® Index Fund: Service Class	8.135773	9.205287	13.15%	137	2006
	7.943218	8.135773	2.42%	137	2005
	7.330039	7.943218	8.37%	137	2004
	5.838182	7.330039	25.55%	137	2003
	7.684614	5.838182	-24.03%	0	2002
	8.922567	7.684614	-13.87%	0	2001

Nationwide Small Cap Fund: Class A	16.802466	21.323167	26.90%	0	2006
	13.958505	16.802466	20.37%	0	2005
	11.296303	13.958505	23.57%	0	2004
	7.767790	11.296303	45.42%	0	2003
	9.706612	7.767790	-19.97%	0	2002
	10.070578	9.706612	-3.61%	0	2001

Nationwide Small Cap Index Fund: Class A	12.436255	14.320429	15.15%	0	2006
	12.130526	12.436255	2.52%	0	2005
	10.484532	12.130526	15.70%	0	2004
	7.336956	10.484532	42.90%	0	2003
	9.445600	7.336956	-22.32%	0	2002
	9.456753	9.445600	-0.12%	0	2001

Nationwide Value Opportunities Fund: Class A	14.292016	16.548043	15.79%	0	2006
	13.481633	14.292016	6.01%	0	2005
	12.099772	13.481633	11.42%	0	2004
	9.009177	12.099772	34.30%	0	2003
	10.707743	9.009177	-15.86%	0	2002
	10.701857	10.707743	0.05%	0	2001

Neuberger Berman Genesis Fund: Trust Class	21.333409	22.481992	5.38%	0	2006
	18.668959	21.333409	14.27%	0	2005
	16.010871	18.668959	16.60%	0	2004
	12.377715	16.010871	29.35%	0	2003
	12.987109	12.377715	-4.69%	0	2002
	11.794811	12.987109	10.11%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Guardian Fund: Trust Class	10.520409	11.713285	11.34%	0	2006
	9.890484	10.520409	6.37%	0	2005
	8.682950	9.890484	13.91%	0	2004
	6.545839	8.682950	32.65%	0	2003
	8.992137	6.545839	-27.20%	0	2002
	9.333138	8.992137	-3.65%	0	2001

Neuberger Berman Partners Fund: Trust Class	12.786066	14.201167	11.07%	0	2006
	11.045997	12.786066	15.75%	0	2005
	9.445924	11.045997	16.94%	0	2004
	7.086751	9.445924	33.29%	0	2003
	9.605670	7.086751	-26.22%	0	2002
	10.105906	9.605670	-4.95%	0	2001

Neuberger Berman Socially Responsive Fund: Trust Class	11.879886	13.331856	12.22%	0	2006
	11.252462	11.879886	5.58%	0	2005
	10.000000	11.252462	12.52%	0	2004*

Oppenheimer Capital Appreciation Fund: Class A	7.725821	8.160607	5.63%	0	2006
	7.510356	7.725821	2.87%	0	2005
	7.180491	7.510356	4.59%	0	2004
	5.645379	7.180491	27.19%	226	2003
	7.792177	5.645379	-27.55%	80	2002
	9.085316	7.792177	-14.23%	0	2001

Oppenheimer Champion Income Fund: Class A	12.103552	12.985681	7.29%	0	2006
	11.999795	12.103552	0.86%	0	2005
	11.183586	11.999795	7.30%	0	2004
	10.000000	11.183586	11.84%	0	2003*

Oppenheimer Global Fund: Class A	11.467317	13.225319	15.33%	128	2006
	10.252731	11.467317	11.85%	128	2005
	8.793432	10.252731	16.60%	128	2004
	6.255345	8.793432	40.57%	332	2003
	8.209944	6.255345	-23.81%	71	2002
	9.475079	8.209944	-13.35%	0	2001

Oppenheimer Strategic Income Fund: Class A	13.680437	14.474005	5.80%	0	2006
	13.367943	13.680437	2.34%	0	2005
	12.412402	13.367943	7.70%	0	2004
	10.563715	12.412402	17.50%	0	2003
	10.062997	10.563715	4.98%	0	2002
	9.890365	10.062997	1.75%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	12.894589	14.873968	15.35%	0	2006
	11.507127	12.894589	12.06%	0	2005
	10.000000	11.507127	15.07%	0	2004*

PIMCO Total Return Fund: Class A	12.822743	13.040723	1.70%	0	2006
	12.745096	12.822743	0.61%	0	2005
	12.396723	12.745096	2.81%	0	2004
	12.009387	12.396723	3.23%	0	2003
	11.148312	12.009387	7.72%	0	2002
	10.413924	11.148312	7.05%	0	2001

Putnam International Equity Fund: Class A	15.938235	20.082208	26.00%	0	2006
	14.409261	15.938235	10.61%	0	2005
	12.617460	14.409261	14.20%	0	2004
	10.000000	12.617460	26.17%	0	2003*

Putnam Voyager Fund: Class A	12.494708	12.918665	3.39%	0	2006
	12.053982	12.494708	3.66%	0	2005
	11.707286	12.053982	2.96%	0	2004
	10.000000	11.707286	17.07%	0	2003*

Templeton Foreign Fund: Class A	13.691426	16.133757	17.84%	0	2006
	12.595286	13.691426	8.70%	0	2005
	10.851054	12.595286	16.07%	0	2004
	8.461974	10.851054	28.23%	0	2003
	9.427725	8.461974	-10.24%	0	2002
	10.422419	9.427725	-9.54%	0	2001

Van Kampen Growth and Income Fund: Class A	14.934122	17.022581	13.98%	132	2006
	13.833372	14.934122	7.96%	94	2005
	12.357087	13.833372	11.95%	0	2004
	10.000000	12.357087	23.57%	0	2003*

Van Kampen Mid Cap Growth Fund: Class A	16.808037	18.001721	7.10%	0	2006
	14.545159	16.808037	15.56%	0	2005
	12.232105	14.545159	18.91%	0	2004
	10.000000	12.232105	22.32%	0	2003*

Van Kampen Real Estate Securities Fund: Class A	19.538265	26.386030	35.05%	0	2006
	17.054108	19.538265	14.57%	0	2005
	12.699980	17.054108	34.28%	0	2004
	10.000000	12.699980	27.00%	0	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	14.953592	15.598284	4.31%	0	2006
	13.543557	14.953592	10.41%	0	2005
	12.170827	13.543557	11.28%	0	2004
	10.000000	12.170827	21.71%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Common Stock Fund: Class Z	11.865423	13.443503	13.30%	0	2006
	10.781471	11.865423	10.05%	0	2005
	9.979663	10.781471	8.03%	0	2004
	7.323216	9.979663	36.27%	0	2003
	9.232161	7.323216	-20.68%	0	2002
	9.560395	9.232161	-3.43%	0	2001

Wells Fargo Advantage Growth Fund: Investor Class	11.742392	12.429095	5.85%	0	2006
	10.964836	11.742392	7.09%	0	2005
	9.914322	10.964836	10.60%	0	2004
	10.000000	9.914322	-0.86%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	6.626931	7.513243	13.37%	0	2006
	6.869200	6.626931	-3.53%	0	2005
	6.421356	6.869200	6.97%	0	2004
	5.251896	6.421356	22.27%	0	2003
	6.838559	5.251896	-23.20%	0	2002
	8.708516	6.838559	-21.47%	0	2001

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	11.059644	12.364451	11.80%	0	2006
	10.000000	11.059644	10.60%	0	2005*

Additional Contract Options Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	10.241641	11.130617	8.68%	0	2006
	10.000000	10.241641	2.42%	0	2005*

AIM Dynamics Fund: Investor Class	6.003105	6.869805	14.44%	0	2006
	5.538749	6.003105	8.38%	0	2005
	5.038633	5.538749	9.93%	0	2004
	3.710633	5.038633	35.79%	0	2003
	5.646969	3.710633	-34.29%	0	2002
	8.569939	5.646969	-34.11%	42	2001

AIM Small Cap Growth Fund: Investor Class	10.000000	10.160368	1.60%	0	2006*

American Century Growth: Investor Class	6.260914	6.636943	6.01%	0	2006
	6.080991	6.260914	2.96%	0	2005
	5.634241	6.080991	7.93%	0	2004
	4.611651	5.634241	22.17%	0	2003
	6.357356	4.611651	-27.46%	0	2002
	7.960839	6.357356	-20.14%	0	2001

American Century Income & Growth: Advisor Class	9.085331	10.426972	14.77%	0	2006
	8.850496	9.085331	2.65%	0	2005
	7.996117	8.850496	10.68%	0	2004
	6.295918	7.996117	27.00%	0	2003
	7.974573	6.295918	-21.05%	0	2002
	8.889055	7.974573	-10.29%	0	2001

American Century International Growth: Advisor Class	7.559154	9.257985	22.47%	0	2006
	6.808185	7.559154	11.03%	0	2005
	6.026566	6.808185	12.97%	0	2004
	4.905228	6.026566	22.86%	0	2003
	6.203519	4.905228	-20.93%	0	2002
	8.654482	6.203519	-28.32%	0	2001

American Century Short Term Government: Investor Class	11.201342	11.440890	2.14%	0	2006
	11.219434	11.201342	-0.16%	0	2005
	11.350273	11.219434	-1.15%	0	2004
	11.430866	11.350273	-0.71%	0	2003
	11.061129	11.430866	3.34%	0	2002
	10.513118	11.061129	5.21%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Ultra: Investor Class	6.790259	6.449384	-5.02%	0	2006
	6.770975	6.790259	0.28%	0	2005
	6.228912	6.770975	8.70%	0	2004
	5.041040	6.228912	23.56%	0	2003
	6.679706	5.041040	-24.53%	0	2002
	7.967308	6.679706	-16.16%	41	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	12.453106	15.270392	22.62%	0	2006
	11.224493	12.453106	10.95%	0	2005
	10.000000	11.224493	12.24%	0	2004*

Dreyfus Appreciation Fund, Inc.	8.878991	10.137563	14.17%	0	2006
	8.681862	8.878991	2.27%	0	2005
	8.374469	8.681862	3.67%	0	2004
	7.083660	8.374469	18.22%	0	2003
	8.706261	7.083660	-18.64%	0	2002
	9.934755	8.706261	-12.37%	0	2001

Dreyfus Emerging Leaders Fund	11.699997	12.302084	5.15%	0	2006
	10.912729	11.699997	7.21%	0	2005
	9.728311	10.912729	12.17%	0	2004
	7.102274	9.728311	36.97%	0	2003
	9.059133	7.102274	-21.60%	0	2002
	10.241246	9.059133	11.54%	0	2001

Dreyfus Premier Balanced Opportunity Fund: Class Z	9.813026	10.554945	7.56%	0	2006
	10.126160	9.813026	-3.09%	0	2005
	10.000000	10.126160	1.26%	0	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	5.840353	6.252118	7.05%	0	2006
	5.747842	5.840353	1.61%	0	2005
	5.525680	5.747842	4.02%	0	2004
	4.470251	5.525680	23.61%	0	2003
	6.445616	4.470251	-30.65%	0	2002
	8.605693	6.445616	-25.10%	0	2001

Federated Bond Fund: Class F Shares	13.365953	13.890495	3.92%	0	2006
	13.358732	13.365953	0.05%	0	2005
	12.739679	13.358732	4.86%	0	2004
	11.493797	12.739679	10.84%	0	2003
	10.946050	11.493797	5.00%	0	2002
	10.387125	10.946050	5.38%	41	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Equity Income Fund, Inc.: Class F Shares	8.161916	9.833195	20.48%	0	2006
	8.067868	8.161916	1.17%	0	2005
	7.272290	8.067868	10.94%	0	2004
	5.975074	7.272290	21.71%	0	2003
	7.551492	5.975074	-20.88%	0	2002
	8.670882	7.551492	-12.91%	0	2001

Federated High Yield Trust	11.586025	12.621176	8.93%	0	2006
	11.518033	11.586025	0.59%	0	2005
	10.507135	11.518033	9.62%	0	2004
	8.711891	10.507135	20.61%	0	2003
	8.866190	8.711891	-1.74%	0	2002
	9.203112	8.866190	-3.66%	0	2001

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.340780	12.639695	2.42%	0	2006
	12.313467	12.340780	0.22%	0	2005
	12.147861	12.313467	1.36%	0	2004
	11.665999	12.147861	4.13%	0	2003
	10.907893	11.665999	6.95%	0	2002
	10.345136	10.907893	5.44%	0	2001

Fidelity Advisor Balanced Fund: Class A	10.129767	11.093680	9.52%	0	2006
	9.797345	10.129767	3.39%	0	2005
	9.484636	9.797345	3.30%	0	2004
	8.193930	9.484636	15.75%	0	2003
	9.149143	8.193930	-10.44%	0	2002
	9.481207	9.149143	-3.50%	0	2001

Fidelity Advisor Equity Growth Fund: Class A	6.527218	6.829528	4.63%	0	2006
	6.307095	6.527218	3.49%	0	2005
	6.244968	6.307095	0.99%	0	2004
	4.815068	6.244968	29.70%	0	2003
	7.058344	4.815068	-31.78%	0	2002
	8.760319	7.058344	-19.43%	0	2001

Fidelity Advisor Equity Income Fund: Class A	12.855531	14.780257	14.97%	114	2006
	12.300147	12.855531	4.52%	111	2005
	11.171493	12.300147	10.10%	80	2004
	8.835658	11.171493	26.44%	50	2003
	10.648758	8.835658	-17.03%	7	2002
	11.090091	10.648758	-3.98%	0	2001

Fidelity Advisor Growth Opportunities Fund: Class A	7.640636	7.880783	3.14%	0	2006
	7.162088	7.640636	6.39%	0	2005
	6.810900	7.162088	5.16%	0	2004
	5.360156	6.810900	27.07%	0	2003
	7.028615	5.360156	-23.74%	0	2002
	8.423256	7.028615	-16.56%	38	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor High Income Advantage Fund: Class T	13.456416	15.275743	13.52%	0	2006
	13.098083	13.456416	2.74%	0	2005
	11.612961	13.098083	12.79%	0	2004
	8.233344	11.612961	41.05%	0	2003
	8.736173	8.233344	-5.76%	0	2002
	9.003769	8.736173	-2.97%	48	2001

Fidelity Advisor Overseas Fund: Class A	9.947217	11.620030	16.82%	0	2006
	8.860733	9.947217	12.26%	0	2005
	7.984947	8.860733	10.97%	0	2004
	5.634318	7.984947	41.72%	0	2003
	7.184107	5.634318	-21.57%	0	2002
	9.160799	7.184107	-21.58%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	12.826808	14.840411	15.70%	0	2006
	10.999651	12.826808	16.61%	0	2005
	10.000000	10.999651	10.00%	0	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	19.428856	22.200149	14.26%	0	2006
	17.838618	19.428856	8.91%	0	2005
	14.496945	17.838618	23.05%	0	2004
	11.392686	14.496945	27.25%	0	2003
	12.337358	11.392686	-7.66%	0	2002
	10.675170	12.337358	15.57%	0	2001

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	14.857000	17.213383	15.86%	102	2006
	13.755421	14.857000	8.01%	99	2005
	12.341776	13.755421	11.45%	71	2004
	9.960143	12.341776	23.91%	44	2003
	11.421839	9.960143	-12.80%	6	2002
	10.980388	11.421839	4.02%	0	2001

Franklin Small-Mid Cap Growth Fund: Class A	7.466079	7.883448	5.59%	208	2006
	6.877263	7.466079	8.56%	203	2005
	6.195527	6.877263	11.00%	147	2004
	4.582422	6.195527	35.20%	92	2003
	6.626815	4.582422	-30.85%	14	2002
	8.492688	6.626815	-21.97%	0	2001

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	12.423072	14.818425	19.28%	0	2006
	11.486259	12.423072	8.16%	0	2005
	10.000000	11.486259	14.86%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

J.P. Morgan NVIT Balanced Fund: Class I	10.388683	11.451862	10.23%	0	2006
	10.316266	10.388683	0.70%	0	2005
	9.683116	10.316266	6.54%	0	2004
	8.327131	9.683116	16.28%	0	2003
	9.670585	8.327131	-13.89%	0	2002
	10.000000	9.670585	-3.29%	0	2001*

Janus Adviser Balanced Fund: I Shares	10.547528	11.434991	8.41%	0	2006
	9.975562	10.547528	5.73%	0	2005
	9.369812	9.975562	6.46%	0	2004
	8.369315	9.369812	11.95%	0	2003
	9.122012	8.369315	-8.25%	0	2002
	9.762933	9.122012	-6.56%	0	2001

Janus Adviser International Growth Fund: I Shares	9.944057	14.123946	42.03%	0	2006
	7.686696	9.944057	29.37%	0	2005
	6.531019	7.686696	17.70%	0	2004
	4.934523	6.531019	32.35%	0	2003
	6.756105	4.934523	-26.96%	0	2002
	8.911091	6.756105	-24.18%	0	2001

Janus Adviser Worldwide Fund: I Shares	6.418556	7.370665	14.83%	0	2006
	6.161916	6.418556	4.16%	0	2005
	5.991282	6.161916	2.85%	0	2004
	4.966925	5.991282	20.62%	0	2003
	6.835405	4.966925	-27.34%	0	2002
	8.820585	6.835405	-22.51%	18	2001

Janus Fund	5.561546	6.040101	8.60%	0	2006
	5.446431	5.561546	2.11%	0	2005
	5.297953	5.446431	2.80%	0	2004
	4.096190	5.297953	29.34%	0	2003
	5.758578	4.096190	-28.87%	0	2002
	7.936977	5.758578	-27.45%	40	2001

Janus Twenty Fund	5.706940	6.293780	10.28%	0	2006
	5.310944	5.706940	7.46%	0	2005
	4.365256	5.310944	21.66%	0	2004
	3.547423	4.365256	23.05%	0	2003
	4.754665	3.547423	-25.39%	0	2002
	6.839914	4.754665	-30.49%	50	2001

Janus Worldwide Fund	5.660065	6.553368	15.78%	0	2006
	5.445418	5.660065	3.94%	0	2005
	5.254347	5.445418	3.64%	0	2004
	4.306822	5.254347	22.00%	0	2003
	5.928060	4.306822	-27.35%	0	2002
	7.828419	5.928060	-24.28%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Lazard Small Cap Portfolio: Open Shares	15.646873	17.943003	14.67%	0	2006
	15.330758	15.646873	2.06%	0	2005
	13.587493	15.330758	12.83%	0	2004
	9.985653	13.587493	36.07%	0	2003
	12.374495	9.985653	-19.30%	0	2002
	10.708596	12.374495	15.56%	0	2001

Nationwide Bond Fund: Class D	13.295712	13.631222	2.52%	0	2006
	13.128421	13.295712	1.27%	0	2005
	12.753298	13.128421	2.94%	0	2004
	12.207172	12.753298	4.47%	0	2003
	11.376566	12.207172	7.30%	0	2002
	10.547846	11.376566	7.86%	0	2001

Nationwide Bond Index Fund: Class A	12.240876	12.471667	1.89%	0	2006
	12.236209	12.240876	0.04%	0	2005
	12.012170	12.236209	1.87%	0	2004
	11.855834	12.012170	1.32%	0	2003
	11.030329	11.855834	7.48%	0	2002
	10.483866	11.030329	5.21%	0	2001

Nationwide Government Bond Fund: Class D	12.951271	13.209580	1.99%	0	2006
	12.831762	12.951271	0.93%	0	2005
	12.634076	12.831762	1.56%	0	2004
	12.626103	12.634076	0.06%	0	2003
	11.585423	12.626103	8.98%	0	2002
	10.924644	11.585423	6.05%	0	2001

Nationwide Growth Fund: Class A	11.219695	11.679360	4.10%	0	2006
	10.766667	11.219695	4.21%	0	2005
	10.171264	10.766667	5.85%	0	2004
	10.000000	10.171264	1.71%	0	2003*

Nationwide Growth Fund: Class D	5.278636	5.511028	4.40%	0	2006
	5.044543	5.278636	4.64%	0	2005
	4.751530	5.044543	6.17%	0	2004
	3.637329	4.751530	30.63%	0	2003
	5.195344	3.637329	-29.99%	0	2002
	7.327215	5.195344	-29.10%	0	2001

Nationwide NMF Investor Destinations Conservative Fund: Service Class	10.931113	11.391288	4.21%	0	2006
	10.786037	10.931113	1.35%	0	2005
	10.483616	10.786037	2.88%	0	2004
	9.917134	10.483616	5.71%	0	2003
	10.046740	9.917134	-1.29%	0	2002
	10.018304	10.046740	0.28%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class	10.855081	11.566117	6.55%	0	2006
	10.587213	10.855081	2.53%	0	2005
	10.070143	10.587213	5.13%	0	2004
	9.032469	10.070143	11.49%	0	2003
	9.605280	9.032469	-5.96%	0	2002
	9.897465	9.605280	-2.95%	0	2001

Nationwide NMF Investor Destinations Moderate Fund: Service Class	10.555608	11.546424	9.39%	0	2006
	10.197620	10.555608	3.51%	0	2005
	9.490779	10.197620	7.45%	0	2004
	8.073470	9.490779	17.56%	0	2003
	9.089844	8.073470	-11.18%	0	2002
	9.718946	9.089844	-6.47%	0	2001

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class	10.351363	11.633753	12.39%	0	2006
	9.847600	10.351363	5.12%	0	2005
	8.945922	9.847600	10.08%	0	2004
	7.212133	8.945922	24.04%	0	2003
	8.583484	7.212133	-15.98%	0	2002
	9.583619	8.583484	-10.44%	0	2001

Nationwide NMF Investor Destinations Aggressive Fund: Class A	10.091142	11.577505	14.73%	0	2006
	9.528002	10.091142	5.91%	0	2005
	8.510742	9.528002	11.95%	0	2004
	6.580889	8.510742	29.33%	0	2003
	8.212854	6.580889	-19.87%	0	2002
	9.445621	8.212854	-13.05%	0	2001

Nationwide International Index Fund: Class A	10.383314	12.810854	23.38%	0	2006
	9.314204	10.383314	11.48%	0	2005
	7.961311	9.314204	16.99%	0	2004
	5.916125	7.961311	34.57%	0	2003
	7.320508	5.916125	-19.18%	0	2002
	9.622441	7.300508	-23.92%	0	2001

Nationwide Large Cap Value Fund: Class A	13.373443	15.896920	18.87%	0	2006
	12.645361	13.373443	5.35%	0	2005
	11.111894	12.645361	13.80%	0	2004
	8.838077	11.111894	25.73%	0	2003
	10.439484	8.838077	-15.34%	0	2002
	11.165662	10.439484	-6.50%	0	2001

Nationwide Mid Cap Market Index Fund: Class A	12.888145	13.868487	7.61%	0	2006
	11.736062	12.888145	9.82%	0	2005
	10.340057	11.736062	13.50%	0	2004
	7.835320	10.340057	31.97%	0	2003
	9.417590	7.835320	-16.80%	0	2002
	9.765196	9.417590	-3.56%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Money Market Fund: Service Class	10.166607	10.421328	2.51%	0	2006
	10.093317	10.166607	0.73%	0	2005
	10.209280	10.093317	-1.14%	0	2004
	10.344360	10.209280	-1.31%	0	2003
	10.429191	10.344360	-0.81%	0	2002
	10.273263	10.429191	1.52%	0	2001

Nationwide® Fund: Class D	9.482849	10.601845	11.80%	0	2006
	8.994021	9.482849	5.44%	0	2005
	8.343530	8.994021	7.80%	0	2004
	6.684775	8.343530	24.81%	0	2003
	8.214418	6.684775	-18.62%	0	2002
	9.500854	8.214418	-13.54%	17	2001

Nationwide S&P 500® Index Fund: Service Class	8.112351	9.174131	13.09%	751	2006
	7.924369	8.112351	2.37%	782	2005
	7.316371	7.924369	8.31%	782	2004
	5.830266	7.316371	25.49%	782	2003
	7.678107	5.830266	-24.07%	782	2002
	8.919571	7.678107	-13.92%	35	2001

Nationwide Small Cap Fund: Class A	16.754084	21.250963	26.84%	0	2006
	13.925379	16.754084	20.31%	0	2005
	11.275230	13.925379	23.50%	0	2004
	7.757236	11.275230	45.35%	0	2003
	9.698379	7.757236	-20.02%	0	2002
	10.067190	9.698379	-3.66%	0	2001

Nationwide Small Cap Index Fund: Class A	12.403123	14.275019	15.09%	0	2006
	12.104347	12.403123	2.47%	0	2005
	10.467221	12.104347	15.64%	0	2004
	7.328565	10.467221	42.83%	0	2003
	9.439607	7.328565	-22.36%	0	2002
	9.455597	9.439607	-0.17%	0	2001

Nationwide Value Opportunities Fund: Class A	14.253956	16.495610	15.73%	0	2006
	13.452548	14.253956	5.96%	0	2005
	12.079810	13.452548	11.36%	0	2004
	8.998889	12.079810	34.24%	0	2003
	10.700958	8.998889	-15.91%	0	2002
	10.700555	10.700958	0.00%	0	2001

Neuberger Berman Genesis Fund: Trust Class	21.271999	22.405881	5.33%	0	2006
	18.624662	21.271999	14.21%	0	2005
	15.981017	18.624662	16.54%	0	2004
	12.360915	15.981017	29.29%	0	2003
	12.976097	12.360915	-4.74%	0	2002
	11.790857	12.976097	10.05%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Guardian Fund: Trust Class	10.490137	11.673667	11.28%	0	2006
	9.867021	10.490137	6.32%	0	2005
	8.666757	9.867021	13.85%	0	2004
	6.536957	8.666757	32.58%	0	2003
	8.984516	6.536957	-27.24%	0	2002
	9.330000	8.984516	-3.70%	0	2001

Neuberger Berman Partners Fund: Trust Class	12.749257	14.153092	11.01%	0	2006
	11.019775	12.749257	15.69%	0	2005
	9.428309	11.019775	16.88%	0	2004
	7.077127	9.428309	33.22%	0	2003
	9.597515	7.077127	-26.26%	0	2002
	10.102504	9.597515	-5.00%	0	2001

Neuberger Berman Socially Responsive Fund: Trust Class	11.869863	13.313845	12.17%	0	2006
	11.248680	11.869863	5.52%	0	2005
	10.000000	11.248680	12.49%	0	2004*

Oppenheimer Capital Appreciation Fund: Class A	7.705252	8.134754	5.57%	182	2006
	7.494165	7.705252	2.82%	177	2005
	7.168649	7.494165	4.54%	124	2004
	5.638922	7.168649	27.13%	76	2003
	7.787235	5.638922	-27.59%	11	2002
	9.084201	7.787235	-14.28%	0	2001

Oppenheimer Champion Income Fund: Class A	12.087121	12.961472	7.23%	0	2006
	11.989591	12.087121	0.81%	0	2005
	11.179767	11.989591	7.24%	0	2004
	10.000000	11.179767	11.80%	0	2003*

Oppenheimer Global Fund: Class A	11.434310	13.180553	15.27%	0	2006
	10.228404	11.434310	11.79%	0	2005
	8.777027	10.228404	16.54%	0	2004
	6.246851	8.777027	40.50%	0	2003
	8.202971	6.246851	-23.85%	0	2002
	9.471891	8.202971	-13.40%	0	2001

Oppenheimer Strategic Income Fund: Class A	13.643973	14.428098	5.75%	0	2006
	13.339081	13.643973	2.29%	0	2005
	12.391909	13.339081	7.64%	0	2004
	10.551646	12.391909	17.44%	0	2003
	10.056616	10.551646	4.92%	0	2002
	9.889153	10.056616	1.69%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	12.883737	14.853903	15.29%	0	2006
	11.503272	12.883737	12.00%	0	2005
	10.000000	11.503272	15.03%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Total Return Fund: Class A	12.788506	12.999304	1.65%	454	2006
	12.717522	12.788506	0.56%	473	2005
	12.376203	12.717522	2.76%	473	2004
	11.995613	12.376203	3.17%	473	2003
	11.141195	11.995613	7.67%	473	2002
	10.412605	11.141195	7.00%	0	2001

Putnam International Equity Fund: Class A	15.916638	20.044809	25.94%	0	2006
	14.397042	15.916638	10.55%	0	2005
	12.613173	14.397042	14.14%	0	2004
	10.000000	12.613173	26.13%	0	2003*

Putnam Voyager Fund: Class A	12.477771	12.894601	3.34%	0	2006
	12.043749	12.477771	3.60%	0	2005
	11.703311	12.043749	2.91%	0	2004
	10.000000	11.703311	17.03%	0	2003*

Templeton Foreign Fund: Class A	13.651977	16.079102	17.78%	0	2006
	12.565366	13.651977	8.65%	0	2005
	10.830795	12.565366	16.02%	0	2004
	8.450472	10.830795	28.17%	0	2003
	9.419709	8.450472	-10.29%	0	2002
	10.418903	9.419709	-9.59%	0	2001

Van Kampen Growth and Income Fund: Class A	14.913893	16.990892	13.93%	0	2006
	13.821648	14.913893	7.90%	0	2005
	12.352892	13.821648	11.89%	0	2004
	10.000000	12.352892	23.53%	0	2003*

Van Kampen Mid Cap Growth Fund: Class A	16.785267	17.968211	7.05%	0	2006
	14.532826	16.785267	15.50%	0	2005
	12.227951	14.532826	18.85%	0	2004
	10.000000	12.227951	22.28%	0	2003*

Van Kampen Real Estate Securities Fund: Class A	19.511814	26.336958	34.98%	0	2006
	17.039663	19.511814	14.51%	0	2005
	12.695674	17.039663	34.22%	0	2004
	10.000000	12.695674	26.96%	0	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	14.933307	15.569220	4.26%	0	2006
	13.532052	14.933307	10.36%	0	2005
	12.166692	13.532052	11.22%	0	2004
	10.000000	12.166692	21.67%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Common Stock Fund: Class Z	11.831238	13.397975	13.24%	0	2006
	10.755865	11.831238	10.00%	0	2005
	9.961028	10.755865	7.98%	0	2004
	7.313265	9.961028	36.20%	0	2003
	9.224320	7.313265	-20.72%	0	2002
	9.557179	9.224320	-3.48%	0	2001

Wells Fargo Advantage Growth Fund: Investor Class	11.729535	12.409185	5.79%	0	2006
	10.958384	11.729535	7.04%	0	2005
	9.913523	10.958384	10.54%	0	2004
	10.000000	9.913523	-0.86%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	6.609279	7.489446	13.32%	0	2006
	6.854376	6.609279	-3.58%	0	2005
	6.410756	6.854376	6.92%	0	2004
	5.245895	6.410756	22.21%	0	2003
	6.834221	5.245895	-23.24%	0	2002
	8.707452	6.834221	-21.51%	0	2001

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	11.055557	12.353603	11.74%	0	2006
	10.000000	11.055557	10.56%	0	2005*

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	10.239241	11.122369	8.62%	0	2006
	10.000000	10.239241	2.39%	0	2005*

AIM Dynamics Fund: Investor Class	5.985788	6.846516	14.38%	0	2006
	5.525585	5.985788	8.33%	0	2005
	5.029221	5.525585	9.87%	0	2004
	3.705578	5.029221	35.72%	0	2003
	5.642169	3.705578	-34.32%	0	2002
	8.567054	5.642169	-34.14%	0	2001

AIM Small Cap Growth Fund: Investor Class	10.000000	10.156593	1.57%	0	2006*

American Century Growth: Investor Class	6.242898	6.614489	5.95%	0	2006
	6.066567	6.242898	2.91%	0	2005
	5.623734	6.066567	7.87%	0	2004
	4.605394	5.623734	22.11%	0	2003
	6.351961	4.605394	-27.50%	0	2002
	7.958157	6.351961	-20.18%	0	2001

American Century Income & Growth: Advisor Class	9.059151	10.391659	14.71%	5	2006
	8.829477	9.059151	2.60%	5	2005
	7.981194	8.829477	10.63%	0	2004
	6.287364	7.981194	26.94%	0	2003
	7.967797	6.287364	-21.09%	0	2002
	8.886064	7.967797	-10.33%	0	2001

American Century International Growth: Advisor Class	7.537375	9.226625	22.41%	0	2006
	6.792024	7.537375	10.97%	0	2005
	6.015313	6.792024	12.91%	0	2004
	4.898561	6.015313	22.80%	0	2003
	6.198246	4.898561	-20.97%	0	2002
	8.651563	6.198246	-28.36%	0	2001

American Century Short Term Government: Investor Class	11.169107	11.402179	2.09%	0	2006
	11.192829	11.169107	-0.21%	0	2005
	11.329128	11.192829	-1.20%	118	2004
	11.415376	11.329128	-0.76%	0	2003
	11.051759	11.415376	3.29%	0	2002
	10.509588	11.051759	5.16%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Ultra: Investor Class	6.770684	6.427520	-5.07%	179	2006
	6.754877	6.770684	0.23%	173	2005
	6.217276	6.754877	8.65%	167	2004
	5.034183	6.217276	23.50%	163	2003
	6.674032	5.034183	-24.57%	0	2002
	7.964626	6.674032	-16.20%	0	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	12.442586	15.249763	22.56%	0	2006
	11.220714	12.442586	10.89%	0	2005
	10.000000	11.220714	12.21%	0	2004*

Dreyfus Appreciation Fund, Inc.	8.853406	10.103225	14.12%	0	2006
	8.661246	8.853406	2.22%	0	2005
	8.358846	8.661246	3.62%	159	2004
	7.074041	8.358846	18.16%	0	2003
	8.698877	7.074041	-18.68%	0	2002
	9.931413	8.698877	-12.41%	0	2001

Dreyfus Emerging Leaders Fund	11.666280	12.260405	5.09%	0	2006
	10.886805	11.666280	7.16%	0	2005
	9.710145	10.886805	12.12%	0	2004
	7.092611	9.710145	36.91%	0	2003
	9.051437	7.092611	-21.64%	0	2002
	10.237795	9.051437	-11.59%	0	2001

Dreyfus Premier Balanced Opportunity Fund: Class Z	9.807859	10.544028	7.51%	0	2006
	10.126160	9.807859	-3.09%	0	2005
	10.000000	10.126160	1.26%	0	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	5.823530	6.230929	7.00%	201	2006
	5.734205	5.823530	1.56%	200	2005
	5.515376	5.734205	3.97%	191	2004
	4.464177	5.515376	23.55%	185	2003
	6.440138	4.464177	-30.68%	0	2002
	8.602792	6.440138	-25.14%	0	2001

Federated Bond Fund: Class F Shares	13.327478	13.843481	3.87%	0	2006
	13.327046	13.327478	0.00%	0	2005
	12.715930	13.327046	4.81%	0	2004
	11.478212	12.715930	10.78%	0	2003
	10.936781	11.478212	4.95%	0	2002
	10.383638	10.936781	5.33%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Equity Income Fund, Inc.: Class F Shares	8.140148	9.801986	20.42%	0	2006
	8.050436	8.140148	1.11%	0	2005
	7.260276	8.050436	10.88%	0	2004
	5.968237	7.260276	21.65%	0	2003
	7.546690	5.968237	-20.92%	0	2002
	8.669819	7.546690	-12.95%	0	2001

Federated High Yield Trust	11.552604	12.578381	8.88%	2	2006
	11.490641	11.552604	0.54%	2	2005
	10.487488	11.490641	9.57%	60	2004
	8.700031	10.487488	20.55%	0	2003
	8.858631	8.700031	-1.79%	0	2002
	9.199973	8.858631	-3.71%	0	2001

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.307816	12.599531	2.37%	0	2006
	12.286814	12.307816	0.17%	0	2005
	12.127741	12.286814	1.31%	108	2004
	11.652610	12.127741	4.08%	0	2003
	10.900925	11.652610	6.90%	0	2002
	10.343825	10.900925	5.39%	0	2001

Fidelity Advisor Balanced Fund: Class A	10.100599	11.056129	9.46%	0	2006
	9.774103	10.100599	3.34%	0	2005
	9.466956	9.774103	3.24%	0	2004
	8.182816	9.466956	15.69%	0	2003
	9.141383	8.182816	-10.49%	0	2002
	9.478020	9.141383	-3.55%	0	2001

Fidelity Advisor Equity Growth Fund: Class A	6.509828	6.807868	4.58%	0	2006
	6.293473	6.509828	3.44%	0	2005
	6.234653	6.293473	0.94%	0	2004
	4.809558	6.234653	29.63%	0	2003
	7.053852	4.809558	-31.82%	0	2002
	8.759242	7.053852	-19.47%	0	2001

Fidelity Advisor Equity Income Fund: Class A	12.818488	14.730202	14.91%	183	2006
	12.270932	12.818488	4.46%	187	2005
	11.150638	12.270932	10.05%	186	2004
	8.823655	11.150638	26.37%	194	2003
	10.639727	8.823655	-17.07%	0	2002
	11.086366	10.639727	-4.03%	0	2001

Fidelity Advisor Growth Opportunities Fund: Class A	7.618631	7.854082	3.09%	0	2006
	7.145076	7.618631	6.34%	0	2005
	6.798168	7.145076	5.10%	0	2004
	5.352854	6.798168	27.00%	0	2003
	7.022633	5.352854	-23.78%	0	2002
	8.420422	7.022633	-16.60%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor High Income Advantage Fund: Class T	13.417690	15.224054	13.46%	0	2006
	13.067025	13.417690	2.68%	0	2005
	11.591323	13.067025	12.73%	0	2004
	8.222180	11.591323	40.98%	0	2003
	8.728772	8.222180	-5.80%	0	2002
	9.000735	8.728772	-3.02%	0	2001

Fidelity Advisor Overseas Fund: Class A	9.920703	11.583176	16.76%	0	2006
	8.841603	9.920703	12.20%	0	2005
	7.971751	8.841603	10.91%	0	2004
	5.627862	7.971751	41.65%	0	2003
	7.179541	5.627862	-21.61%	0	2002
	9.159677	7.179541	-21.62%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	12.815973	14.820340	15.64%	0	2006
	10.995945	12.815973	16.55%	0	2005
	10.000000	10.995945	9.96%	0	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	19.377065	22.129716	14.21%	58	2006
	17.800091	19.377065	8.86%	62	2005
	14.473007	17.800091	22.99%	70	2004
	11.379652	14.473007	27.18%	76	2003
	12.329529	11.379652	-7.70%	0	2002
	10.673867	12.329529	15.51%	0	2001

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	14.814219	17.155105	15.80%	0	2006
	13.722776	14.814219	7.95%	0	2005
	12.318755	13.722776	11.40%	0	2004
	9.946619	12.318755	23.85%	0	2003
	11.412147	9.946619	-12.84%	0	2002
	10.976690	11.412147	3.97%	0	2001

Franklin Small-Mid Cap Growth Fund: Class A	7.444581	7.856750	5.54%	0	2006
	6.860942	7.444581	8.51%	0	2005
	6.183978	6.860942	10.95%	0	2004
	4.576197	6.183978	35.13%	0	2003
	6.621186	4.576197	-30.89%	0	2002
	8.489824	6.621186	-22.01%	0	2001

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	12.412578	14.798397	19.22%	0	2006
	11.482386	12.412578	8.10%	0	2005
	10.000000	11.482386	14.82%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

J.P. Morgan NVIT Balanced Fund: Class I	10.365369	11.420372	10.18%	0	2006
	10.298346	10.365369	0.65%	0	2005
	9.671219	10.298346	6.48%	0	2004
	8.321124	9.671219	16.22%	0	2003
	9.668531	8.321124	-13.94%	0	2002
	10.000000	9.668531	-3.31%	0	2001*

Janus Adviser Balanced Fund: I Shares	10.519380	11.398690	8.36%	0	2006
	9.953995	10.519380	5.68%	0	2005
	9.354322	9.953995	6.41%	0	2004
	8.359736	9.354322	11.90%	0	2003
	9.116219	8.359736	-8.30%	0	2002
	9.761734	9.116219	-6.61%	0	2001

Janus Adviser International Growth Fund: I Shares	9.917502	14.079086	41.96%	0	2006
	7.670064	9.917502	29.30%	0	2005
	6.520211	7.670064	17.64%	0	2004
	4.928860	6.520211	32.29%	0	2003
	6.751800	4.928860	-27.00%	0	2002
	8.909992	6.751800	-24.22%	0	2001

Janus Adviser Worldwide Fund: I Shares	6.401422	7.347266	14.78%	0	2006
	6.148590	6.401422	4.11%	0	2005
	5.981376	6.148590	2.80%	0	2004
	4.961237	5.981376	20.56%	0	2003
	6.831051	4.961237	-27.37%	0	2002
	8.819501	6.831051	-22.55%	0	2001

Janus Fund	5.545503	6.019620	8.55%	0	2006
	5.433476	5.545503	2.06%	0	2005
	5.288050	5.433476	2.75%	0	2004
	4.090609	5.288050	29.27%	0	2003
	5.753673	4.090609	-28.90%	0	2002
	7.934298	5.753673	-27.48%	0	2001

Janus Twenty Fund	5.690486	6.272441	10.23%	0	2006
	5.298326	5.690486	7.40%	0	2005
	4.357093	5.298326	21.60%	0	2004
	3.542596	4.357093	22.99%	0	2003
	4.750614	3.542596	-25.43%	0	2002
	6.837601	4.750614	-30.52%	0	2001

Janus Worldwide Fund	5.643773	6.531198	15.72%	0	2006
	5.432504	5.643773	3.89%	0	2005
	5.244557	5.432504	3.58%	0	2004
	4.300968	5.244557	21.94%	0	2003
	5.923017	4.300968	-27.39%	0	2002
	7.825782	5.923017	-24.31%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Lazard Small Cap Portfolio: Open Shares	15.601827	17.882262	14.62%	0	2006
	15.294383	15.601827	2.01%	0	2005
	13.562145	15.294383	12.77%	0	2004
	9.972097	13.562145	36.00%	0	2003
	12.364001	9.972097	-19.35%	0	2002
	10.704999	12.364001	15.50%	0	2001

Nationwide Bond Fund: Class D	13.257360	13.585002	2.47%	0	2006
	13.097204	13.257360	1.22%	0	2005
	12.729455	13.097204	2.89%	0	2004
	12.190555	12.729455	4.42%	0	2003
	11.366866	12.190555	7.25%	0	2002
	10.544251	11.366866	7.80%	0	2001

Nationwide Bond Index Fund: Class A	12.208181	12.432039	1.83%	0	2006
	12.209724	12.208181	-0.01%	0	2005
	11.992277	12.209724	1.81%	0	2004
	11.842231	11.992277	1.27%	0	2003
	11.023285	11.842231	7.43%	0	2002
	10.482538	11.023285	5.16%	0	2001

Nationwide Government Bond Fund: Class D	12.913972	13.164843	1.94%	0	2006
	12.801314	12.913972	0.88%	0	2005
	12.610511	12.801314	1.51%	0	2004
	12.608980	12.610511	0.01%	0	2003
	11.575597	12.608980	8.93%	0	2002
	10.920963	11.575597	5.99%	0	2001

Nationwide Growth Fund: Class A	11.208118	11.661377	4.04%	0	2006
	10.761015	11.208118	4.15%	0	2005
	10.171093	10.761015	5.80%	0	2004
	10.000000	10.171093	1.71%	0	2003*

Nationwide Growth Fund: Class D	5.263436	5.492380	4.35%	0	2006
	5.032567	5.263436	4.59%	0	2005
	4.742674	5.032567	6.11%	0	2004
	3.632391	4.742674	30.57%	0	2003
	5.190932	3.632391	-30.02%	0	2002
	7.324747	5.190932	-29.13%	0	2001

Nationwide NMF Investor Destinations Conservative Fund: Service Class	10.901966	11.355151	4.16%	0	2006
	10.762745	10.901966	1.29%	0	2005
	10.466303	10.762745	2.83%	0	2004
	9.905799	10.466303	5.66%	0	2003
	10.040366	9.905799	-1.34%	0	2002
	10.017074	10.040366	0.23%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class	10.826116	11.529396	6.50%	0	2006
	10.564330	10.826116	2.48%	0	2005
	10.053498	10.564330	5.08%	0	2004
	9.022135	10.053498	11.43%	0	2003
	9.599184	9.022135	-6.01%	0	2002
	9.896256	9.599184	-3.00%	0	2001

Nationwide NMF Investor Destinations Moderate Fund: Service Class	10.527445	11.509767	9.33%	0	2006
	10.175575	10.527445	3.46%	0	2005
	9.475085	10.175575	7.39%	0	2004
	8.064228	9.475085	17.50%	0	2003
	9.084065	8.064228	-11.23%	0	2002
	9.717752	9.084065	-6.52%	0	2001

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class	10.323748	11.596811	12.33%	0	2006
	9.826325	10.323748	5.06%	0	2005
	8.931138	9.826325	10.02%	73	2004
	7.203877	8.931138	23.98%	0	2003
	8.578028	7.203877	-16.02%	0	2002
	9.582437	8.578028	-10.48%	0	2001

Nationwide NMF Investor Destinations Aggressive Fund: Class A	10.064240	11.540785	14.67%	0	2006
	9.507428	10.064240	5.86%	0	2005
	8.496690	9.507428	11.90%	0	2004
	6.573366	8.496690	29.26%	0	2003
	8.207646	6.573366	-19.91%	0	2002
	9.444464	8.207646	-13.10%	0	2001

Nationwide International Index Fund: Class A	10.355598	12.770180	23.32%	0	2006
	9.294067	10.355598	11.42%	0	2005
	7.948151	9.294067	16.93%	0	2004
	5.909341	7.948151	34.50%	0	2003
	7.315852	5.909341	-19.23%	0	2002
	9.621264	7.315852	-23.96%	0	2001

Nationwide Large Cap Value Fund: Class A	13.334922	15.843079	18.81%	0	2006
	12.615335	13.334922	5.30%	0	2005
	11.091159	12.615335	13.74%	0	2004
	8.826078	11.091159	25.66%	0	2003
	10.430625	8.826078	-15.38%	0	2002
	11.161909	10.430625	-6.55%	0	2001

Nationwide Mid Cap Market Index Fund: Class A	12.853800	13.824501	7.55%	0	2006
	11.710727	12.853800	9.76%	0	2005
	10.322982	11.710727	13.44%	189	2004
	7.826354	10.322982	31.90%	0	2003
	9.411614	7.826354	-16.84%	0	2002
	9.764004	9.411614	-3.61%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Money Market Fund: Service Class	10.137283	10.385994	2.45%	0	2006
	10.069316	10.137283	0.67%	0	2005
	10.190191	10.069316	-1.19%	0	2004
	10.330279	10.190191	-1.36%	381	2003
	10.420300	10.330279	-0.86%	0	2002
	10.269761	10.420300	1.47%	0	2001

Nationwide® Fund: Class D	9.455548	10.565963	11.74%	0	2006
	8.972682	9.455548	5.38%	0	2005
	8.327965	8.972682	7.74%	0	2004
	6.675689	8.327965	24.75%	0	2003
	8.207439	6.675689	-18.66%	0	2002
	9.497653	8.207439	-13.58%	0	2001

Nationwide S&P 500® Index Fund: Service Class	8.088999	9.143073	13.03%	430	2006
	7.905565	8.088999	2.32%	434	2005
	7.302729	7.905565	8.25%	431	2004
	5.822348	7.302729	25.43%	428	2003
	7.671592	5.822348	-24.11%	0	2002
	8.916568	7.671592	-13.96%	0	2001

Nationwide Small Cap Fund: Class A	16.705847	21.179035	26.78%	0	2006
	13.892329	16.705847	20.25%	0	2005
	11.254192	13.892329	23.44%	0	2004
	7.746700	11.254192	45.28%	0	2003
	9.690147	7.746700	-20.06%	0	2002
	10.063806	9.690147	-3.71%	0	2001

Nationwide Small Cap Index Fund: Class A	12.370007	14.229677	15.03%	0	2006
	12.078160	12.370007	2.42%	0	2005
	10.449889	12.078160	15.58%	0	2004
	7.320150	10.449889	42.76%	0	2003
	9.433596	7.320150	-22.40%	0	2002
	9.454434	9.433596	-0.22%	0	2001

Nationwide Value Opportunities Fund: Class A	14.215918	16.443237	15.67%	0	2006
	13.423460	14.215918	5.90%	0	2005
	12.059834	13.423460	11.31%	0	2004
	8.988581	12.059834	34.17%	0	2003
	10.694161	8.988581	-15.95%	0	2002
	10.699250	10.694161	-0.05%	0	2001

Neuberger Berman Genesis Fund: Trust Class	21.210781	22.330058	5.28%	0	2006
	18.580487	21.210781	14.16%	0	2005
	15.951232	18.580487	16.48%	78	2004
	12.344151	15.951232	29.22%	0	2003
	12.965098	12.344151	-4.79%	0	2002
	11.786896	12.965098	10.00%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Guardian Fund: Trust Class	10.459906	11.634114	11.23%	0	2006
	9.843591	10.459906	6.26%	0	2005
	8.650582	9.843591	13.79%	0	2004
	6.528071	8.650582	32.51%	0	2003
	8.976890	6.528071	-27.28%	0	2002
	9.326865	8.976890	-3.75%	0	2001

Neuberger Berman Partners Fund: Trust Class	12.712509	14.105146	10.95%	0	2006
	10.993588	12.712509	15.64%	0	2005
	9.410688	10.993588	16.82%	0	2004
	7.067498	9.410688	33.15%	0	2003
	9.589358	7.067498	-26.30%	0	2002
	10.099101	9.589358	-5.05%	0	2001

Neuberger Berman Socially Responsive Fund: Trust Class	11.859845	13.295848	12.11%	0	2006
	11.244890	11.859845	5.47%	0	2005
	10.000000	11.244890	12.45%	0	2004*

Oppenheimer Capital Appreciation Fund: Class A	7.684678	8.108906	5.52%	0	2006
	7.477950	7.684678	2.76%	0	2005
	7.156775	7.477950	4.49%	0	2004
	5.632456	7.156775	27.06%	0	2003
	7.782281	5.632456	-27.62%	0	2002
	9.083090	7.782281	-14.32%	0	2001

Oppenheimer Champion Income Fund: Class A	12.070702	12.937290	7.18%	0	2006
	11.979389	12.070702	0.76%	0	2005
	11.175943	11.979389	7.19%	0	2004
	10.000000	11.175943	11.76%	0	2003*

Oppenheimer Global Fund: Class A	11.401375	13.135915	15.21%	0	2006
	10.204116	11.401375	11.73%	0	2005
	8.760645	10.204116	16.48%	0	2004
	6.238359	8.760645	40.43%	0	2003
	8.196001	6.238359	-23.89%	0	2002
	9.468698	8.196001	-13.44%	0	2001

Oppenheimer Strategic Income Fund: Class A	13.607593	14.382323	5.69%	0	2006
	13.310273	13.607593	2.23%	0	2005
	12.371445	13.310273	7.59%	0	2004
	10.539588	12.371445	17.38%	0	2003
	10.050240	10.539588	4.87%	0	2002
	9.887947	10.050240	1.64%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	12.872847	14.833818	15.23%	0	2006
	11.499389	12.872847	11.94%	0	2005
	10.000000	11.499389	14.99%	202	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Total Return Fund: Class A	12.754354	12.958005	1.60%	0	2006
	12.690004	12.754354	0.51%	0	2005
	12.355714	12.690004	2.71%	0	2004
	11.981854	12.355714	3.12%	0	2003
	11.134083	11.981854	7.61%	0	2002
	10.411287	11.134083	6.94%	0	2001

Putnam International Equity Fund: Class A	15.895061	20.007479	25.87%	0	2006
	14.384828	15.895061	10.50%	0	2005
	12.608888	14.384828	14.08%	0	2004
	10.000000	12.608888	26.09%	0	2003*

Putnam Voyager Fund: Class A	12.460860	12.870594	3.29%	0	2006
	12.033537	12.460860	3.55%	0	2005
	11.699338	12.033537	2.86%	0	2004
	10.000000	11.699338	16.99%	0	2003*

Templeton Foreign Fund: Class A	13.612680	16.024683	17.72%	0	2006
	12.535564	13.612680	8.59%	0	2005
	10.810603	12.535564	15.96%	0	2004
	8.439003	10.810603	28.10%	0	2003
	9.411721	8.439003	-10.34%	0	2002
	10.415397	9.411721	-9.64%	0	2001

Van Kampen Growth and Income Fund: Class A	14.893670	16.959256	13.87%	0	2006
	13.809912	14.893670	7.85%	0	2005
	12.348691	13.809912	11.83%	210	2004
	10.000000	12.348691	23.49%	0	2003*

Van Kampen Mid Cap Growth Fund: Class A	16.762502	17.934735	6.99%	0	2006
	14.520485	16.762502	15.44%	0	2005
	12.223793	14.520485	18.79%	0	2004
	10.000000	12.223793	22.24%	0	2003*

Van Kampen Real Estate Securities Fund: Class A	19.485335	26.287878	34.91%	0	2006
	17.025178	19.485335	14.45%	0	2005
	12.691351	17.025178	34.15%	0	2004
	10.000000	12.691351	26.91%	0	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	14.913073	15.540235	4.21%	0	2006
	13.520570	14.913073	10.30%	0	2005
	12.162560	13.520570	11.17%	0	2004
	10.000000	12.162560	21.63%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Common Stock Fund: Class Z	11.797146	13.352584	13.18%	0	2006
	10.730317	11.797146	9.94%	0	2005
	9.942428	10.730317	7.92%	0	2004
	7.303326	9.942428	36.14%	0	2003
	9.216486	7.303326	-20.76%	0	2002
	9.553956	9.216486	-3.53%	0	2001

Wells Fargo Advantage Growth Fund: Investor Class	11.716658	12.389256	5.74%	0	2006
	10.951917	11.716658	6.98%	0	2005
	9.912718	10.951917	10.48%	0	2004
	10.000000	9.912718	-0.87%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	6.591661	7.465679	13.26%	360	2006
	6.839582	6.591661	-3.62%	339	2005
	6.400174	6.839582	6.87%	331	2004
	5.239891	6.400174	22.14%	316	2003
	6.829877	5.239891	-23.28%	0	2002
	8.706379	6.829877	-21.55%	0	2001

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	11.051451	12.342744	11.68%	0	2006
	10.000000	11.051451	10.51%	0	2005*

Additional Contract Options Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	10.236838	11.114102	8.57%	0	2006
	10.000000	10.236838	2.37%	0	2005*

AIM Dynamics Fund: Investor Class	5.968513	6.823284	14.32%	0	2006
	5.512444	5.968513	8.27%	0	2005
	5.019820	5.512444	9.81%	0	2004
	3.700534	5.019820	35.65%	0	2003

AIM Small Cap Growth Fund: Investor Class	10.000000	10.152830	1.53%	0	2006*

American Century Growth: Investor Class	6.224874	6.592027	5.90%	0	2006
	6.052128	6.224874	2.85%	0	2005
	5.613215	6.052128	7.82%	0	2004
	4.599121	5.613215	22.05%	0	2003

American Century Income & Growth: Advisor Class	9.033025	10.356417	14.65%	416	2006
	8.808485	9.033025	2.55%	364	2005
	7.966267	8.808485	10.57%	98	2004
	6.278804	7.966267	26.88%	101	2003

American Century International Growth: Advisor Class	7.515655	9.195374	22.35%	0	2006
	6.775878	7.515655	10.92%	0	2005
	6.004065	6.775878	12.85%	0	2004
	4.891888	6.004065	22.74%	160	2003

American Century Short Term Government: Investor Class	11.136934	11.363558	2.03%	72	2006
	11.166263	11.136934	-0.26%	54	2005
	11.307996	11.166263	-1.25%	41	2004
	11.399901	11.307996	-0.81%	31	2003

American Century Ultra: Investor Class	6.751181	6.405750	-5.12%	0	2006
	6.738839	6.751181	0.18%	0	2005
	6.205664	6.738839	8.59%	0	2004
	5.027338	6.205664	23.44%	3	2003

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	12.432094	15.229159	22.50%	167	2006
	11.216941	12.432094	10.83%	149	2005
	10.000000	11.216941	12.17%	35	2004*

Dreyfus Appreciation Fund, Inc.	8.827868	10.068982	14.06%	90	2006
	8.640649	8.827868	2.17%	75	2005
	8.343217	8.640649	3.56%	429	2004
	7.064419	8.343217	18.10%	426	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Emerging Leaders Fund	11.632675	12.218878	5.04%	0	2006
	10.860958	11.632675	7.11%	0	2005
	9.692029	10.860958	12.06%	0	2004
	7.082980	9.692029	36.84%	0	2003

Dreyfus Premier Balanced Opportunity Fund: Class Z	9.802684	10.533109	7.45%	0	2006
	10.125767	9.802684	-3.19%	0	2005
	10.000000	10.125767	1.26%	0	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	5.806725	6.209798	6.94%	0	2006
	5.720570	5.806725	1.51%	0	2005
	5.505073	5.720570	3.91%	0	2004
	4.458100	5.505073	23.48%	0	2003

Federated Bond Fund: Class F Shares	13.289068	13.796567	3.82%	44	2006
	13.295396	13.289068	-0.05%	44	2005
	12.692199	13.295396	4.75%	44	2004
	11.462628	12.692199	10.73%	81	2003

Federated Equity Income Fund, Inc.: Class F Shares	8.118438	9.770874	20.35%	0	2006
	8.033037	8.118438	1.06%	0	2005
	7.248274	8.033037	10.83%	0	2004
	5.961401	7.248274	21.59%	0	2003

Federated High Yield Trust	11.519263	12.535707	8.82%	151	2006
	11.463304	11.519263	0.49%	101	2005
	10.467870	11.463304	9.51%	0	2004
	8.688182	10.467870	20.48%	1	2003

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.274934	12.559486	2.32%	2	2006
	12.260217	12.274934	0.12%	22	2005
	12.107657	12.260217	1.26%	0	2004
	11.639242	12.107657	4.02%	0	2003

Fidelity Advisor Balanced Fund: Class A	10.071489	11.018672	9.40%	0	2006
	9.750876	10.071489	3.29%	0	2005
	9.449272	9.750876	3.19%	0	2004
	8.171696	9.449272	15.63%	0	2003

Fidelity Advisor Equity Growth Fund: Class A	6.492436	6.786242	4.53%	0	2006
	6.279856	6.492436	3.39%	0	2005
	6.224341	6.279856	0.89%	0	2004
	4.804047	6.224341	29.56%	0	2003

Fidelity Advisor Equity Income Fund: Class A	12.781590	14.680338	14.86%	291	2006
	12.241823	12.781590	4.41%	258	2005
	11.129853	12.241823	9.99%	68	2004
	8.811685	11.129853	26.31%	71	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Growth Opportunities Fund: Class A	7.596657	7.827459	3.04%	199	2006
	7.128094	7.596657	6.29%	162	2005
	6.785477	7.128094	5.05%	148	2004
	5.345586	6.785477	26.94%	91	2003

Fidelity Advisor High Income Advantage Fund: Class T	13.379005	15.172447	13.40%	26	2006
	13.035972	13.379005	2.63%	20	2005
	11.569661	13.035972	12.67%	20	2004
	8.210991	11.569661	40.90%	15	2003

Fidelity Advisor Overseas Fund: Class A	9.894211	11.546385	16.70%	138	2006
	8.822477	9.894211	12.15%	138	2005
	7.958556	8.822477	10.86%	138	2004
	5.621415	7.958556	41.58%	0	2003

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	12.805159	14.800306	15.58%	0	2006
	10.992242	12.805159	16.49%	0	2005
	10.000000	10.992242	9.92%	0	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	19.325398	22.059505	14.15%	0	2006
	17.761654	19.325398	8.80%	0	2005
	14.449111	17.761654	22.93%	0	2004
	11.366643	14.449111	27.12%	0	2003

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	14.771525	17.096974	15.74%	295	2006
	13.690185	14.771525	7.90%	256	2005
	12.295762	13.690185	11.34%	272	2004
	9.933114	12.295762	23.79%	150	2003

Franklin Small-Mid Cap Growth Fund: Class A	7.423105	7.830107	5.48%	30	2006
	6.844624	7.423105	8.45%	27	2005
	6.172401	6.844624	10.89%	63	2004
	4.569957	6.172401	35.06%	79	2003

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	12.402111	14.778401	19.16%	0	2006
	11.478526	12.402111	8.05%	0	2005
	10.000000	11.478526	14.79%	0	2004*

J.P. Morgan NVIT Balanced Fund: Class I	10.342059	11.388895	10.12%	0	2006
	10.280412	10.342059	0.60%	0	2005
	9.659298	10.280412	6.43%	0	2004
	8.315103	9.659298	16.17%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Adviser Balanced Fund: I Shares	10.491306	11.362484	8.30%	0	2006
	9.932477	10.491306	5.63%	0	2005
	9.338865	9.932477	6.36%	6	2004
	8.350173	9.338865	11.84%	3	2003

Janus Adviser International Growth Fund: I Shares	9.891038	14.034382	41.89%	52	2006
	7.653473	9.891038	29.24%	52	2005
	6.509419	7.653473	17.58%	52	2004
	4.923207	6.509419	32.22%	0	2003

Janus Adviser Worldwide Fund: I Shares	6.384357	7.323946	14.72%	62	2006
	6.135308	6.384357	4.06%	90	2005
	5.971494	6.135308	2.74%	292	2004
	4.955552	5.971494	20.50%	509	2003

Janus Fund	5.529511	5.999207	8.49%	152	2006
	5.420561	5.529511	2.01%	132	2005
	5.278166	5.420561	2.70%	180	2004
	4.085043	5.278166	29.21%	184	2003

Janus Twenty Fund	5.674051	6.251146	10.17%	882	2006
	5.285716	5.674051	7.35%	764	2005
	4.348937	5.285716	21.54%	819	2004
	3.537769	4.348937	22.93%	605	2003

Janus Worldwide Fund	5.627489	6.509049	15.67%	0	2006
	5.419591	5.627489	3.84%	0	2005
	5.234748	5.419591	3.53%	0	2004
	4.295116	5.234748	21.88%	0	2003

Lazard Small Cap Portfolio: Open Shares	15.556833	17.821631	14.56%	291	2006
	15.258029	15.556833	1.96%	243	2005
	13.536806	15.258029	12.72%	236	2004
	9.958531	13.536806	35.93%	164	2003

Nationwide Bond Fund: Class D	13.219097	13.538910	2.42%	72	2006
	13.066039	13.219097	1.17%	52	2005
	12.705638	13.066039	2.84%	64	2004
	12.173950	12.705638	4.37%	45	2003

Nationwide Bond Index Fund: Class A	12.175556	12.392516	1.78%	0	2006
	12.183286	12.175556	-0.06%	0	2005
	11.972408	12.183286	1.76%	0	2004
	11.828636	11.972408	1.22%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Government Bond Fund: Class D	12.876756	13.120240	1.89%	190	2006
	12.770907	12.876756	0.83%	154	2005
	12.586978	12.770907	1.46%	128	2004
	12.591867	12.586978	-0.04%	126	2003

Nationwide Growth Fund: Class A	11.196533	11.643395	3.99%	0	2006
	10.755352	11.196533	4.10%	0	2005
	10.170923	10.755352	5.75%	0	2004
	10.000000	10.170923	1.71%	0	2003*

Nationwide Growth Fund: Class D	5.248255	5.473749	4.30%	0	2006
	5.020606	5.248255	4.53%	0	2005
	4.733803	5.020606	6.06%	0	2004
	3.627445	4.733803	30.50%	0	2003

Nationwide NMF Investor Destinations Conservative Fund: Service Class	10.872860	11.319072	4.10%	0	2006
	10.739466	10.872860	1.24%	0	2005
	10.448994	10.739466	2.78%	0	2004
	9.894456	10.448994	5.60%	0	2003

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class	10.797218	11.492781	6.44%	0	2006
	10.541484	10.797218	2.43%	0	2005
	10.036871	10.541484	5.03%	0	2004
	9.011805	10.036871	11.37%	0	2003

Nationwide NMF Investor Destinations Moderate Fund: Service Class	10.499357	11.473230	9.28%	99	2006
	10.153583	10.499357	3.41%	44	2005
	9.459433	10.153583	7.34%	0	2004
	8.055002	9.459433	17.44%	0	2003

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class	10.296201	11.560005	12.27%	101	2006
	9.805089	10.296201	5.01%	45	2005
	8.916378	9.805089	9.97%	0	2004
	7.195625	8.916378	23.19%	0	2003

Nationwide NMF Investor Destinations Aggressive Fund: Class A	10.037371	11.504131	14.61%	0	2006
	9.486866	10.037371	5.80%	0	2005
	8.482637	9.486866	11.84%	0	2004
	6.565835	8.482637	29.19%	0	2003

Nationwide International Index Fund: Class A	10.327962	12.729640	23.25%	13	2006
	9.273966	10.327962	11.37%	13	2005
	7.935001	9.273966	16.87%	28	2004
	5.902573	7.935001	34.43%	52	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Large Cap Value Fund: Class A	13.296487	15.789388	18.75%	0	2006
	12.585369	13.296487	5.24%	0	2005
	11.070446	12.585369	13.68%	0	2004
	8.814083	11.070446	25.60%	2	2003

Nationwide Mid Cap Market Index Fund: Class A	12.819487	13.780593	7.50%	14	2006
	11.685393	12.819487	9.71%	11	2005
	10.305897	11.685393	13.39%	8	2004
	7.817383	10.305897	31.83%	6	2003

Nationwide Money Market Fund: Service Class	10.108024	10.350756	2.40%	502	2006
	10.045360	10.108024	0.62%	370	2005
	10.171130	10.045360	-1.24%	207	2004
	10.316209	10.171130	-1.41%	74	2003

Nationwide® Fund: Class D	9.428309	10.530174	11.69%	0	2006
	8.951381	9.428309	5.33%	0	2005
	8.312430	8.951381	7.69%	0	2004
	6.666620	8.312430	24.69%	0	2003

Nationwide S&P 500® Index Fund: Service Class	8.065661	9.112067	12.97%	0	2006
	7.886761	8.065661	2.27%	0	2005
	7.289064	7.886761	8.20%	0	2004
	5.814411	7.289064	25.36%	0	2003

Nationwide Small Cap Fund: Class A	16.657701	21.107263	26.71%	0	2006
	13.859332	16.657701	20.19%	0	2005
	11.233183	13.859332	23.38%	0	2004
	7.736170	11.233183	45.20%	0	2003

Nationwide Small Cap Index Fund: Class A	12.336992	14.184497	14.98%	0	2006
	12.052058	12.336992	2.36%	0	2005
	10.432624	12.052058	15.52%	0	2004
	7.311781	10.432624	42.68%	0	2003

Nationwide Value Opportunities Fund: Class A	14.177989	16.391031	15.61%	0	2006
	13.394447	14.177989	5.85%	0	2005
	12.039906	13.394447	11.25%	0	2004
	8.978300	12.039906	34.10%	0	2003

Neuberger Berman Genesis Fund: Trust Class	21.149640	22.254378	5.22%	24	2006
	18.536339	21.149640	14.10%	21	2005
	15.921432	18.536339	16.42%	32	2004
	12.327366	15.921432	29.16%	38	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Guardian Fund: Trust Class	10.429773	11.594696	11.17%	0	2006
	9.820204	10.429773	6.21%	0	2005
	8.634421	9.820204	13.73%	0	2004
	6.519194	8.634421	32.45%	0	2003

Neuberger Berman Partners Fund: Trust Class	12.675853	14.057320	10.90%	43	2006
	10.967464	12.675853	15.58%	39	2005
	9.393112	10.967464	16.76%	66	2004
	7.057890	9.393112	33.09%	76	2003

Neuberger Berman Socially Responsive Fund: Trust Class	11.849836	13.277879	12.05%	0	2006
	11.241112	11.849836	5.42%	0	2005
	10.000000	11.241112	12.41%	0	2004*

Oppenheimer Capital Appreciation Fund: Class A	7.664179	8.083167	5.47%	0	2006
	7.461790	7.664179	2.71%	0	2005
	7.144953	7.461790	4.43%	0	2004
	5.626009	7.144953	27.00%	0	2003

Oppenheimer Champion Income Fund: Class A	12.054303	12.913152	7.12%	0	2006
	11.969194	12.054303	0.71%	0	2005
	11.172123	11.969194	7.13%	0	2004
	10.000000	11.172123	11.72%	0	2003*

Oppenheimer Global Fund: Class A	11.368491	13.091385	15.15%	255	2006
	10.179863	11.368491	11.68%	263	2005
	8.744270	10.179863	16.42%	345	2004
	6.229871	8.744270	40.36%	330	2003

Oppenheimer Strategic Income Fund: Class A	13.571284	14.336659	5.64%	0	2006
	13.281507	13.571284	2.18%	0	2005
	12.350997	13.281507	7.53%	0	2004
	10.527530	12.350997	17.32%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	12.861990	14.813778	15.17%	193	2006
	11.495518	12.861990	11.89%	146	2005
	10.000000	11.495518	14.96%	95	2004*

PIMCO Total Return Fund: Class A	12.720269	12.916811	1.55%	0	2006
	12.662522	12.720269	0.46%	0	2005
	12.335238	12.662522	2.65%	9	2004
	11.968095	12.335238	3.07%	4	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam International Equity Fund: Class A	15.873505	19.970208	25.81%	0	2006
	14.372614	15.873505	10.44%	0	2005
	12.604590	14.372614	14.03%	0	2004
	10.000000	12.604590	26.05%	0	2003*

Putnam Voyager Fund: Class A	12.443969	12.846605	3.24%	0	2006
	12.023326	12.443969	3.50%	0	2005
	11.695364	12.023326	2.80%	0	2004
	10.000000	11.695364	16.95%	0	2003*

Templeton Foreign Fund: Class A	13.573427	15.970356	17.66%	0	2006
	12.505765	13.573427	8.54%	0	2005
	10.790393	12.505765	15.90%	0	2004
	8.427520	10.790393	28.04%	0	2003

Van Kampen Growth and Income Fund: Class A	14.873475	16.927653	13.81%	35	2006
	13.798196	14.873475	7.79%	16	2005
	12.344497	13.798196	11.78%	0	2004
	10.000000	12.344497	23.44%	0	2003*

Van Kampen Mid Cap Growth Fund: Class A	16.739794	17.901333	6.94%	0	2006
	14.508172	16.739794	15.38%	0	2005
	12.219646	14.508172	18.73%	0	2004
	10.000000	12.219646	22.20%	0	2003*

Van Kampen Real Estate Securities Fund: Class A	19.458897	26.238886	34.84%	86	2006
	17.010723	19.458897	14.39%	62	2005
	12.687030	17.010723	34.08%	62	2004
	10.000000	12.687030	26.87%	0	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	14.892852	15.511270	4.15%	0	2006
	13.509101	14.892852	10.24%	0	2005
	12.158431	13.509101	11.11%	0	2004
	10.000000	12.158431	21.58%	0	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	11.763181	13.307381	13.13%	213	2006
	10.704853	11.763181	9.89%	191	2005
	9.923891	10.704853	7.87%	223	2004
	7.293418	9.923891	36.07%	197	2003

Wells Fargo Advantage Growth Fund: Investor Class	11.703804	12.369383	5.69%	0	2006
	10.945452	11.703804	6.93%	0	2005
	9.911916	10.945452	10.43%	0	2004
	10.000000	9.911916	-0.88%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Growth and Income Fund: Investor Class	6.574039	7.441942	13.20%	0	2006
	6.824765	6.574039	-3.67%	0	2005
	6.389568	6.824765	6.81%	0	2004
	5.233880	6.389568	22.08%	0	2003

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	11.047362	12.331910	11.63%	0	2006
	10.000000	11.047362	10.47%	0	2005*

Additional Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	10.229629	11.089342	8.40%	20	2006
	10.000000	10.229629	2.30%	20	2005*

AIM Dynamics Fund: Investor Class	5.916912	6.753978	14.15%	0	2006
	5.473132	5.916912	8.11%	0	2005
	4.991661	5.473132	9.65%	0	2004
	3.685412	4.991661	35.44%	0	2003
	5.622942	3.685412	-34.46%	0	2002

AIM Small Cap Growth Fund: Investor Class	10.000000	10.141501	1.42%	0	2006*

American Century Growth: Investor Class	6.171120	6.525135	5.74%	0	2006
	6.009034	6.171120	2.70%	0	2005
	5.581779	6.009034	7.65%	0	2004
	4.580359	5.581779	21.86%	0	2003
	6.330356	4.580359	-27.64%	0	2002

American Century Income & Growth: Advisor Class	8.955057	10.251385	14.48%	0	2006
	8.745793	8.955057	2.39%	0	2005
	7.921678	8.745793	10.40%	0	2004
	6.253207	7.921678	26.68%	0	2003
	7.940734	6.253207	-21.25%	0	2002

American Century International Growth: Advisor Class	7.450778	9.102086	22.16%	0	2006
	6.727647	7.450778	10.75%	0	2005
	5.970457	6.727647	12.68%	0	2004
	4.871953	5.970457	22.55%	0	2003
	6.177181	4.871953	-21.13%	0	2002

American Century Short Term Government: Investor Class	11.040820	11.248309	1.88%	0	2006
	11.086806	11.040820	-0.41%	0	2005
	11.244725	11.086806	-1.40%	0	2004
	11.353472	11.244725	-0.96%	0	2003
	11.014258	11.353472	3.08%	0	2002

American Century Ultra: Investor Class	6.692911	6.340772	-5.26%	0	2006
	6.690873	6.692911	0.03%	0	2005
	6.170936	6.690873	8.43%	0	2004
	5.006845	6.170936	23.25%	0	2003
	6.651355	5.006845	-24.72%	0	2002

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	12.400583	15.167411	22.31%	0	2006
	11.205590	12.400583	10.66%	0	2005
	10.000000	11.205590	12.06%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Appreciation Fund, Inc.	8.751684	9.966851	13.88%	0	2006
	8.579155	8.751684	2.01%	0	2005
	8.296528	8.579155	3.41%	0	2004
	7.035627	8.296528	17.92%	0	2003
	8.669334	7.035627	-18.84%	0	2002

Dreyfus Emerging Leaders Fund	11.532236	12.094901	4.88%	0	2006
	10.783614	11.532236	6.94%	0	2005
	9.637744	10.783614	11.89%	0	2004
	7.054087	9.637744	36.63%	0	2003
	9.020680	7.054087	-21.80%	0	2002

Dreyfus Premier Balanced Opportunity Fund: Class Z	9.787167	10.500411	7.29%	0	2006
	10.125174	9.787167	-3.34%	0	2005
	10.000000	10.125174	1.25%	0	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	5.756590	6.146802	6.78%	0	2006
	5.679833	5.756590	1.35%	0	2005
	5.474225	5.679833	3.76%	0	2004
	4.439908	5.474225	23.30%	0	2003
	6.418245	4.439908	-30.82%	0	2002

Federated Bond Fund: Class F Shares	13.174385	13.656653	3.66%	45	2006
	13.200794	13.174385	-0.20%	45	2005
	12.621185	13.200794	4.59%	45	2004
	11.415943	12.621185	10.56%	45	2003
	10.899662	11.415943	4.74%	45	2002

Federated Equity Income Fund, Inc.: Class F Shares	8.053527	9.677974	20.17%	0	2006
	7.980983	8.053527	0.91%	0	2005
	7.212337	7.980983	10.66%	0	2004
	5.940919	7.212337	21.40%	0	2003
	7.527518	5.940919	-21.08%	0	2002

Federated High Yield Trust	11.419710	12.408420	8.66%	0	2006
	11.381589	11.419710	0.33%	0	2005
	10.409167	11.381589	9.34%	0	2004
	8.652691	10.409167	20.30%	0	2003
	8.828418	8.652691	-1.99%	0	2002

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.176686	12.439962	2.16%	0	2006
	12.180660	12.176686	-0.03%	0	2005
	12.047512	12.180660	1.11%	0	2004
	11.599160	12.047512	3.87%	0	2003
	10.873079	11.599160	6.68%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Balanced Fund: Class A	9.984563	10.906908	9.24%	0	2006
	9.681477	9.984563	3.13%	0	2005
	9.396381	9.681477	3.03%	0	2004
	8.138388	9.396381	15.46%	0	2003
	9.110334	8.138388	-10.67%	0	2002

Fidelity Advisor Equity Growth Fund: Class A	6.440508	6.721689	4.37%	0	2006
	6.239148	6.440508	3.23%	0	2005
	6.193465	6.239148	0.74%	0	2004
	4.787520	6.193465	29.37%	0	2003
	7.035912	4.787520	-31.96%	0	2002

Fidelity Advisor Equity Income Fund: Class A	12.671289	14.531471	14.68%	0	2006
	12.154704	12.671289	4.25%	0	2005
	11.067560	12.154704	9.82%	0	2004
	8.775783	11.067560	26.11%	0	2003
	10.603630	8.775783	-17.24%	0	2002

Fidelity Advisor Growth Opportunities Fund: Class A	7.531076	7.748037	2.88%	0	2006
	7.077338	7.531076	6.13%	0	2005
	6.747475	7.077338	4.89%	0	2004
	5.323784	6.747475	26.74%	0	2003
	6.998780	5.323784	-23.93%	0	2002

Fidelity Advisor High Income Advantage Fund: Class T	13.263578	15.018612	13.23%	0	2006
	12.943231	13.263578	2.48%	0	2005
	11.504945	12.943231	12.50%	0	2004
	8.177545	11.504945	40.69%	0	2003
	8.699121	8.177545	-6.00%	0	2002

Fidelity Advisor Overseas Fund: Class A	9.815128	11.436632	16.52%	0	2006
	8.765311	9.815128	11.98%	0	2005
	7.919100	8.765311	10.69%	0	2004
	5.602097	7.919100	41.36%	0	2003
	7.161288	5.602097	-21.77%	0	2002

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	12.772696	14.740282	15.40%	0	2006
	10.981123	12.772696	16.32%	0	2005
	10.000000	10.981123	9.81%	0	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	19.171018	21.849915	13.97%	0	2006
	17.646654	19.171018	8.64%	0	2005
	14.377526	17.646654	22.74%	0	2004
	11.327638	14.377526	26.92%	0	2003
	12.298247	11.327638	-7.89%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	14.644064	16.923613	15.57%	0	2006
	13.592774	14.644064	7.73%	0	2005
	12.226967	13.592774	11.17%	0	2004
	9.892645	12.226967	23.60%	0	2003
	11.373411	9.892645	-13.02%	0	2002

Franklin Small-Mid Cap Growth Fund: Class A	7.359002	7.750641	5.32%	0	2006
	6.795871	7.359002	8.29%	0	2005
	6.137825	6.795871	10.72%	0	2004
	4.551305	6.137825	34.86%	0	2003
	6.598659	4.551305	-31.03%	0	2002

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	12.370668	14.718460	18.98%	0	2006
	11.466910	12.370668	7.88%	0	2005
	10.000000	11.466910	14.67%	0	2004*

J.P. Morgan NVIT Balanced Fund: Class I	10.272468	11.295017	9.95%	0	2006
	10.226824	10.272468	0.45%	0	2005
	9.623656	10.226824	6.27%	0	2004
	8.297089	9.623656	15.99%	0	2003
	9.660312	8.297089	-14.11%	0	2002

Janus Adviser Balanced Fund: I Shares	10.407475	11.254513	8.14%	0	2006
	9.868160	10.407475	5.47%	0	2005
	9.292581	9.868160	6.19%	0	2004
	8.321505	9.292581	11.67%	0	2003
	9.093070	8.321505	-8.49%	0	2002

Janus Adviser International Growth Fund: I Shares	9.811960	13.900970	41.67%	0	2006
	7.603870	9.811960	29.04%	0	2005
	6.477127	7.603870	17.40%	0	2004
	4.906278	6.477127	32.02%	0	2003
	6.734620	4.906278	-27.15%	0	2002

Janus Adviser Worldwide Fund: I Shares	6.333300	7.254300	14.54%	0	2006
	6.095542	6.333300	3.90%	0	2005
	5.941871	6.095542	2.59%	0	2004
	4.938520	5.941871	20.32%	0	2003
	6.813682	4.938520	-27.52%	0	2002

Janus Fund	5.481730	5.938297	8.33%	9	2006
	5.381922	5.481730	1.85%	9	2005
	5.248567	5.381922	2.54%	9	2004
	4.068352	5.248567	29.01%	9	2003
	5.734088	4.068352	-29.05%	9	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Twenty Fund	5.625072	6.187731	10.00%	0	2006
	5.248088	5.625072	7.18%	0	2005
	4.324587	5.248088	21.35%	0	2004
	3.523338	4.324587	22.74%	0	2003
	4.734450	3.523338	-25.58%	0	2002

Janus Worldwide Fund	5.578881	6.442991	15.49%	0	2006
	5.380975	5.578881	3.68%	0	2005
	5.205417	5.380975	3.37%	0	2004
	4.277587	5.205417	21.69%	0	2003
	5.902882	4.277587	-27.53%	0	2002

Lazard Small Cap Portfolio: Open Shares	15.422618	17.640945	14.38%	0	2006
	15.149481	15.422618	1.80%	0	2005
	13.461080	15.149481	12.54%	0	2004
	9.917963	13.461080	35.72%	0	2003
	12.322030	9.917963	-19.51%	0	2002

Nationwide Bond Fund: Class D	13.104861	13.401443	2.26%	13	2006
	12.972907	13.104861	1.02%	13	2005
	12.634393	12.972907	2.68%	13	2004
	12.124223	12.634393	4.21%	13	2003
	11.328099	12.124223	7.03%	13	2002

Nationwide Bond Index Fund: Class A	12.078113	12.274590	1.63%	0	2006
	12.104238	12.078113	-0.22%	0	2005
	11.912945	12.104238	1.61%	0	2004
	11.787911	11.912945	1.06%	0	2003
	10.995126	11.787911	7.21%	0	2002

Nationwide Government Bond Fund: Class D	12.765681	12.987233	1.74%	0	2006
	12.680070	12.765681	0.68%	0	2005
	12.516580	12.680070	1.31%	0	2004
	12.540621	12.516580	-0.19%	0	2003
	11.536340	12.540621	8.71%	0	2002

Nationwide Growth Fund: Class A	11.161816	11.589610	3.83%	0	2006
	10.738378	11.161816	3.94%	0	2005
	10.170413	10.738378	5.58%	0	2004
	10.000000	10.170413	1.70%	0	2003*

Nationwide Growth Fund: Class D	5.202919	5.418186	4.14%	0	2006
	4.984838	5.202919	4.37%	0	2005
	4.707280	4.984838	5.90%	0	2004
	3.612631	4.707280	30.30%	0	2003
	5.173264	3.612631	-30.17%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide NMF Investor Destinations Conservative Fund: Service Class	10.785996	11.211536	3.95%	0	2006
	10.669933	10.785996	1.09%	0	2005
	10.397236	10.669933	2.62%	0	2004
	9.860518	10.397236	5.44%	0	2003
	10.014878	9.860518	-1.54%	0	2002

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class	10.710942	11.383568	6.28%	0	2006
	10.473222	10.710942	2.27%	0	2005
	9.987153	10.473222	4.87%	0	2004
	8.980879	9.987153	11.20%	0	2003
	9.574813	8.980879	-6.20%	0	2002

Nationwide NMF Investor Destinations Moderate Fund: Service Class	10.415462	11.364207	9.11%	0	2006
	10.087836	10.415462	3.25%	0	2005
	9.412559	10.087836	7.17%	0	2004
	8.027354	9.412559	17.26%	0	2003
	9.061002	8.027354	-11.41%	0	2002

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class	10.213908	11.450128	12.10%	0	2006
	9.741567	10.213908	4.85%	0	2005
	8.872171	9.741567	9.80%	0	2004
	7.170907	8.872171	23.72%	0	2003
	8.556232	7.170907	-16.19%	0	2002

Nationwide NMF Investor Destinations Aggressive Fund: Class A	9.957155	11.394786	14.44%	0	2006
	9.425408	9.957155	5.64%	0	2005
	8.440584	9.425408	11.67%	0	2004
	6.543273	8.440584	29.00%	0	2003
	8.186779	6.543273	-20.08%	0	2002

Nationwide International Index Fund: Class A	10.245434	12.608663	23.07%	0	2006
	9.213898	10.245434	11.20%	0	2005
	7.895665	9.213898	16.70%	0	2004
	5.882289	7.895665	34.23%	0	2003
	7.297246	5.882289	-19.39%	0	2002

Nationwide Large Cap Value Fund: Class A	13.181784	15.629323	18.57%	0	2006
	12.495843	13.181784	5.08%	0	2005
	11.008520	12.495843	13.51%	0	2004
	8.778178	11.008520	25.41%	0	2003
	10.395238	8.778178	-15.56%	0	2002

Nationwide Mid Cap Market Index Fund: Class A	12.717037	13.649611	7.33%	0	2006
	11.609697	12.717037	9.54%	0	2005
	10.254808	11.609697	13.21%	0	2004
	7.790530	10.254808	31.63%	0	2003
	9.387696	7.790530	-17.01%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Money Market Fund: Service Class	10.020668	10.245654	2.25%	0	2006
	9.973752	10.020668	0.47%	0	2005
	10.114090	9.973752	-1.39%	0	2004
	10.274067	10.114090	-1.56%	0	2003
	10.384761	10.274067	-1.07%	0	2002

Nationwide® Fund: Class D	9.346895	10.423335	11.52%	0	2006
	8.887635	9.346895	5.17%	0	2005
	8.265871	8.887635	7.52%	0	2004
	6.639429	8.265871	24.50%	0	2003
	8.179561	6.639429	-18.83%	0	2002

Nationwide S&P 500® Index Fund: Service Class	7.996060	9.019662	12.80%	13	2006
	7.830643	7.996060	2.11%	13	2005
	7.248275	7.830643	8.03%	13	2004
	5.790721	7.248275	25.17%	13	2003
	7.645526	5.790721	-24.26%	13	2002

Nationwide Small Cap Fund: Class A	16.513978	20.893264	26.52%	0	2006
	13.760712	16.513978	20.01%	0	2005
	11.170323	13.760712	23.19%	0	2004
	7.704634	11.170323	44.98%	0	2003
	9.657238	7.704634	-20.22%	0	2002

Nationwide Small Cap Index Fund: Class A	12.238424	14.049708	14.80%	0	2006
	11.973995	12.238424	2.21%	0	2005
	10.380905	11.973995	15.35%	0	2004
	7.286644	10.380905	42.46%	0	2003
	9.409622	7.286644	-22.56%	0	2002

Nationwide Value Opportunities Fund: Class A	14.064686	16.235247	15.43%	0	2006
	13.307694	14.064686	5.69%	0	2005
	11.980236	13.307694	11.08%	0	2004
	8.947455	11.980236	33.90%	0	2003
	10.666996	8.947455	-16.12%	0	2002

Neuberger Berman Genesis Fund: Trust Class	20.967231	22.028790	5.06%	0	2006
	18.404510	20.967231	13.92%	0	2005
	15.832398	18.404510	16.25%	0	2004
	12.277171	15.832398	28.96%	0	2003
	12.921109	12.277171	-4.98%	0	2002

Neuberger Berman Guardian Fund: Trust Class	10.339730	11.477074	11.00%	0	2006
	9.750303	10.339730	6.05%	0	2005
	8.586095	9.750303	13.56%	0	2004
	6.492621	8.586095	32.24%	0	2003
	8.946411	6.492621	-27.43%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Partners Fund: Trust Class	12.566488	13.914793	10.73%	0	2006
	10.889430	12.566488	15.40%	0	2005
	9.340555	10.889430	16.58%	0	2004
	7.029127	9.340555	32.88%	0	2003
	9.556802	7.029127	-26.45%	0	2002

Neuberger Berman Socially Responsive Fund: Trust Class	11.819812	13.224047	11.88%	0	2006
	11.229737	11.819812	5.25%	0	2005
	10.000000	11.229737	12.30%	0	2004*

Oppenheimer Capital Appreciation Fund: Class A	7.602894	8.006297	5.31%	0	2006
	7.413424	7.602894	2.56%	0	2005
	7.109507	7.413424	4.27%	0	2004
	5.606667	7.109507	26.80%	0	2003
	7.762496	5.606667	-27.77%	0	2002

Oppenheimer Champion Income Fund: Class A	12.005180	12.840917	6.96%	0	2006
	11.938621	12.005180	0.56%	0	2005
	11.160652	11.938621	6.97%	0	2004
	10.000000	11.160652	11.61%	0	2003*

Oppenheimer Global Fund: Class A	11.270400	12.958646	14.98%	0	2006
	10.107418	11.270400	11.51%	0	2005
	8.695328	10.107418	16.24%	0	2004
	6.204472	8.695328	40.15%	0	2003
	8.168159	6.204472	-24.04%	0	2002

Oppenheimer Strategic Income Fund: Class A	13.462825	14.200396	5.48%	0	2006
	13.195483	13.462825	2.03%	0	2005
	12.289796	13.195483	7.37%	0	2004
	10.491406	12.289796	17.14%	0	2003
	10.024722	10.491406	4.66%	0	2002

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	12.829390	14.753720	15.00%	0	2006
	11.483888	12.829390	11.72%	0	2005
	10.000000	11.483888	14.84%	0	2004*

PIMCO Total Return Fund: Class A	12.618464	12.793894	1.39%	0	2006
	12.580364	12.618464	0.30%	0	2005
	12.273973	12.580364	2.50%	0	2004
	11.926892	12.273973	2.91%	0	2003
	11.105642	11.926892	7.39%	0	2002

Putnam International Equity Fund: Class A	15.808920	19.858650	25.62%	0	2006
	14.335995	15.808920	10.27%	0	2005
	12.591724	14.335995	13.85%	0	2004
	10.000000	12.591724	25.92%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Voyager Fund: Class A	12.393335	12.774825	3.08%	0	2006
	11.992686	12.393335	3.34%	0	2005
	11.683421	11.992686	2.65%	0	2004
	10.000000	11.683421	16.83%	0	2003*

Templeton Foreign Fund: Class A	13.456306	15.808420	17.48%	0	2006
	12.416775	13.456306	8.37%	0	2005
	10.730004	12.416775	15.72%	0	2004
	8.393175	10.730004	27.84%	0	2003
	9.379748	8.393175	-10.52%	0	2002

Van Kampen Growth and Income Fund: Class A	14.812974	16.833101	13.64%	0	2006
	13.763039	14.812974	7.63%	0	2005
	12.331897	13.763039	11.61%	0	2004
	10.000000	12.331897	23.32%	0	2003*

Van Kampen Mid Cap Growth Fund: Class A	16.671704	17.801330	6.78%	0	2006
	14.471207	16.671704	15.21%	0	2005
	12.207173	14.471207	18.55%	0	2004
	10.000000	12.207173	22.07%	0	2003*

Van Kampen Real Estate Securities Fund: Class A	19.379788	26.092427	34.64%	0	2006
	16.967418	19.379788	14.22%	0	2005
	12.674096	16.967418	33.87%	0	2004
	10.000000	12.674096	26.74%	0	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	14.832258	15.424590	3.99%	0	2006
	13.474664	14.832258	10.08%	0	2005
	12.146009	13.474664	10.94%	0	2004
	10.000000	12.146009	21.46%	0	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	11.661625	13.172378	12.95%	0	2006
	10.628635	11.661625	9.72%	0	2005
	9.868320	10.628635	7.70%	0	2004
	7.263673	9.868320	35.86%	0	2003
	9.185189	7.263673	-20.92%	0	2002

Wells Fargo Advantage Growth Fund: Investor Class	11.665244	12.309819	5.53%	0	2006
	10.926052	11.665244	6.77%	0	2005
	9.909507	10.926052	10.26%	0	2004
	10.000000	9.909507	-0.90%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	6.521468	7.371185	13.03%	0	2006
	6.780527	6.521468	-3.82%	0	2005
	6.357872	6.780527	6.65%	0	2004
	5.215883	6.357872	21.89%	0	2003
	6.812499	5.215883	-23.44%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	11.035046	12.299375	11.46%	0	2006
	10.000000	11.035046	10.35%	0	2005*

Additional Contract Options Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	10.227235	11.081102	8.35%	0	2006
	10.000000	10.227235	2.27%	0	2005*

AIM Dynamics Fund: Investor Class	7.537411	8.599349	14.09%	0	2006
	6.975632	7.537411	8.05%	0	2005
	6.365219	6.975632	9.59%	0	2004
	4.701915	6.365219	35.38%	0	2003

AIM Small Cap Growth Fund: Investor Class	10.000000	10.137720	1.38%	0	2006*

American Century Growth: Investor Class	8.090842	8.550644	5.68%	0	2006
	7.882344	8.090842	2.65%	0	2005
	7.325632	7.882344	7.60%	0	2004
	6.014423	7.325632	21.80%	0	2003

American Century Income & Growth: Advisor Class	10.345564	11.837151	14.42%	0	2006
	10.108948	10.345564	2.34%	0	2005
	9.161060	10.108948	10.35%	0	2004
	7.235241	9.161060	26.62%	0	2003

American Century International Growth: Advisor Class	8.675182	10.592464	22.10%	0	2006
	7.837211	8.675182	10.69%	0	2005
	6.958696	7.837211	12.62%	0	2004
	5.681261	6.958696	22.49%	0	2003

American Century Short Term Government: Investor Class	10.489834	10.680594	1.82%	0	2006
	10.539141	10.489834	-0.47%	0	2005
	10.694761	10.539141	-1.46%	0	2004
	10.803874	10.694761	-1.01%	0	2003

American Century Ultra: Investor Class	8.877937	8.406559	-5.31%	0	2006
	8.879758	8.877937	-0.02%	0	2005
	8.193894	8.879758	8.37%	0	2004
	6.651580	8.193894	23.19%	0	2003

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	12.390106	15.146877	22.25%	0	2006
	11.201820	12.390106	10.61%	0	2005
	10.000000	11.201820	12.02%	0	2004*

Dreyfus Appreciation Fund, Inc.	8.905229	10.136556	13.83%	0	2006
	8.734112	8.905229	1.96%	0	2005
	8.450677	8.734112	3.35%	0	2004
	7.169996	8.450677	17.86%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Emerging Leaders Fund	10.722812	11.240263	4.83%	0	2006
	10.000000	10.722812	7.23%	0	2005

Dreyfus Premier Balanced Opportunity Fund: Class Z	9.781984	10.489515	7.23%	0	2006
	10.124975	9.781984	-3.39%	0	2005
	10.000000	10.124975	1.25%	0	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	6.974962	7.443966	6.72%	0	2006
	6.885468	6.974962	1.30%	0	2005
	6.639612	6.885468	3.70%	0	2004
	5.387851	6.639612	23.23%	0	2003

Federated Bond Fund: Class F Shares	12.588654	13.042845	3.61%	0	2006
	12.620321	12.588654	-0.25%	0	2005
	12.072363	12.620321	4.54%	0	2004
	10.925102	12.072363	10.50%	0	2003

Federated Equity Income Fund, Inc.: Class F Shares	8.031995	9.647203	20.11%	0	2006
	7.963701	8.031995	0.86%	0	2005
	7.200391	7.963701	10.60%	0	2004
	5.934101	7.200391	21.34%	0	2003

Federated High Yield Trust	12.398016	13.464567	8.60%	0	2006
	12.362923	12.398016	0.28%	0	2005
	11.312432	12.362923	9.29%	0	2004
	9.408337	11.312432	20.24%	0	2003

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.144077	12.400332	2.11%	0	2006
	12.154230	12.144077	-0.08%	0	2005
	12.027511	12.154230	1.05%	0	2004
	11.585816	12.027511	3.81%	0	2003

Fidelity Advisor Balanced Fund: Class A	10.716197	11.700170	9.18%	0	2006
	10.396195	10.716197	3.08%	0	2005
	10.095214	10.396195	2.98%	0	2004
	8.748125	10.095214	15.40%	0	2003

Fidelity Advisor Equity Growth Fund: Class A	6.423288	6.700293	4.31%	0	2006
	6.225631	6.423288	3.17%	0	2005
	6.183201	6.225631	0.69%	0	2004
	4.782031	6.183201	29.30%	0	2003

Fidelity Advisor Equity Income Fund: Class A	11.540127	13.227515	14.62%	0	2006
	11.075301	11.540127	4.20%	0	2005
	10.089863	11.075301	9.77%	0	2004
	8.004621	10.089863	26.05%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Growth Opportunities Fund: Class A	9.278236	9.540687	2.83%	0	2006
	8.723675	9.278236	6.07%	0	2005
	8.321324	8.723675	4.84%	0	2004
	6.568898	8.321324	26.68%	0	2003

Fidelity Advisor High Income Advantage Fund: Class T	14.700697	16.630976	13.13%	0	2006
	14.355207	14.700697	2.41%	0	2005
	12.772104	14.355207	12.40%	0	2004
	9.089921	12.772104	40.51%	0	2003

Fidelity Advisor Overseas Fund: Class A	9.788880	11.400241	16.46%	0	2006
	8.746323	9.788880	11.92%	0	2005
	7.905981	8.746323	10.63%	0	2004
	5.595660	7.905981	41.29%	0	2003

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	12.761915	14.720344	15.35%	0	2006
	10.977423	12.761915	16.26%	0	2005
	10.000000	10.977423	9.77%	0	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	19.119768	21.780416	13.92%	0	2006
	17.608440	19.119768	8.58%	0	2005
	14.353706	17.608440	22.68%	0	2004
	11.314629	14.353706	26.86%	0	2003

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	13.485311	15.576550	15.51%	0	2006
	12.523573	13.485311	7.68%	0	2005
	11.270946	12.523573	11.11%	0	2004
	9.123798	11.270946	23.53%	0	2003

Franklin Small-Mid Cap Growth Fund: Class A	9.395553	9.890557	5.27%	0	2006
	8.681005	9.395553	8.23%	0	2005
	7.844421	8.681005	10.66%	0	2004
	5.819741	7.844421	34.79%	0	2003

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	12.360206	14.698535	18.92%	0	2006
	11.463043	12.360206	7.83%	0	2005
	10.000000	11.463043	14.63%	0	2004*

J.P. Morgan NVIT Balanced Fund: Class I	10.249316	11.263829	9.90%	0	2006
	10.208976	10.249316	0.40%	0	2005
	9.611768	10.208976	6.21%	0	2004
	8.291072	9.611768	15.93%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Adviser Balanced Fund: I Shares	10.379640	11.218701	8.08%	0	2006
	9.846769	10.379640	5.41%	0	2005
	9.277174	9.846769	6.14%	0	2004
	8.311954	9.277174	11.61%	0	2003

Janus Adviser International Growth Fund: I Shares	9.785723	13.856749	41.60%	0	2006
	7.587404	9.785723	28.97%	0	2005
	6.466407	7.587404	17.34%	0	2004
	4.900656	6.466407	31.95%	0	2003

Janus Adviser Worldwide Fund: I Shares	6.316348	7.231199	14.48%	0	2006
	6.082311	6.316348	3.85%	0	2005
	5.932004	6.082311	2.53%	0	2004
	4.932836	5.932004	20.26%	0	2003

Janus Fund	7.273704	7.875522	8.27%	0	2006
	7.144919	7.273704	1.80%	0	2005
	6.971447	7.144919	2.49%	0	2004
	5.406569	6.971447	28.94%	0	2003

Janus Twenty Fund	8.801853	9.677353	9.95%	0	2006
	8.216143	8.801853	7.13%	0	2005
	6.773814	8.216143	21.29%	0	2004
	5.521590	6.773814	22.68%	0	2003

Janus Worldwide Fund	10.690707	12.340282	15.43%	0	2006
	10.000000	10.690707	6.91%	0	2005

Lazard Small Cap Portfolio: Open Shares	14.956851	17.099463	14.33%	0	2006
	14.699428	14.956851	1.75%	0	2005
	13.067859	14.699428	12.49%	0	2004
	9.633146	13.067859	35.66%	0	2003

Nationwide Bond Fund: Class D	12.413669	12.688147	2.21%	0	2006
	12.294934	12.413669	0.97%	0	2005
	11.980227	12.294934	2.63%	0	2004
	11.502346	11.980227	4.15%	0	2003

Nationwide Bond Index Fund: Class A	12.045767	12.235487	1.57%	0	2006
	12.077972	12.045767	-0.27%	0	2005
	11.893167	12.077972	1.55%	0	2004
	11.774352	11.893167	1.01%	0	2003

Nationwide Government Bond Fund: Class D	11.667390	11.862611	1.67%	0	2006
	11.595852	11.667390	0.62%	0	2005
	11.452916	11.595852	1.25%	0	2004
	11.480930	11.452916	-0.24%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Growth Fund: Class A	11.150252	11.571699	3.78%	0	2006
	10.732713	11.150252	3.89%	0	2005
	10.170242	10.732713	5.53%	0	2004
	10.000000	10.170242	1.70%	0	2003

Nationwide Growth Fund: Class D	7.599122	7.909513	4.08%	0	2006
	7.284302	7.599122	4.32%	0	2005
	6.882213	7.284302	5.84%	0	2004
	5.284497	6.882213	30.23%	0	2003

Nationwide NMF Investor Destinations Conservative Fund: Service Class	10.757156	11.175862	3.89%	0	2006
	10.646827	10.757156	1.04%	0	2005
	10.380008	10.646827	2.57%	0	2004
	9.849211	10.380008	5.39%	0	2003

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class	10.682317	11.347363	6.23%	0	2006
	10.450545	10.682317	2.22%	0	2005
	9.970604	10.450545	4.81%	0	2004
	8.970585	9.970604	11.15%	0	2003

Nationwide NMF Investor Destinations Moderate Fund: Service Class	10.387612	11.328045	9.05%	0	2006
	10.065987	10.387612	3.20%	0	2005
	9.396974	10.065987	7.12%	0	2004
	8.018151	9.396974	17.20%	0	2003

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class	10.186620	11.413724	12.05%	0	2006
	9.720481	10.186620	4.80%	0	2005
	8.857490	9.720481	9.74%	0	2004
	7.162692	8.857490	23.66%	0	2003

Nationwide NMF Investor Destinations Aggressive Fund: Class A	9.930535	11.358541	14.38%	0	2006
	9.405005	9.930535	5.59%	0	2005
	8.426604	9.405005	11.61%	0	2004
	6.535766	8.426604	28.93%	0	2003

Nationwide International Index Fund: Class A	10.217999	12.568506	23.00%	0	2006
	9.193912	10.217999	11.14%	0	2005
	7.882561	9.193912	16.64%	0	2004
	5.875530	7.882561	34.16%	0	2003

Nationwide Large Cap Value Fund: Class A	11.999337	14.220087	18.51%	0	2006
	11.380724	11.999337	5.03%	0	2005
	10.031244	11.380724	13.45%	0	2004
	8.002994	10.031244	25.34%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Mid Cap Market Index Fund: Class A	12.683055	13.606211	7.28%	57	2006
	11.584563	12.683055	9.48%	0	2005
	10.237834	11.584563	13.15%	0	2004
	7.781586	10.237834	31.56%	0	2003

Nationwide Money Market Fund: Service Class	9.745861	9.959605	2.19%	0	2006
	9.705169	9.745861	0.42%	77	2005
	9.846754	9.705169	-1.44%	77	2004
	10.007610	9.846754	-1.61%	77	2003

Nationwide® Fund: Class D	10.085234	11.240983	11.46%	0	2006
	9.594567	10.085234	5.11%	0	2005
	8.927905	9.594567	7.47%	0	2004
	7.174850	8.927905	24.43%	0	2003

Nationwide S&P 500® Index Fund: Service Class	9.210998	10.384844	12.74%	0	2006
	9.025037	9.210998	2.06%	0	2005
	8.358110	9.025037	7.98%	0	2004
	6.680784	8.358110	25.11%	0	2003

Nationwide Small Cap Fund: Class A	17.286175	21.859102	26.45%	0	2006
	14.411489	17.286175	19.95%	0	2005
	11.704551	14.411489	23.13%	0	2004
	8.077230	11.704551	44.91%	0	2003

Nationwide Small Cap Index Fund: Class A	12.205697	14.005002	14.74%	0	2006
	11.948062	12.205697	2.16%	0	2005
	10.363709	11.948062	15.29%	0	2004
	7.278283	10.363709	42.39%	0	2003

Nationwide Value Opportunities Fund: Class A	14.027091	16.183601	15.37%	0	2006
	13.278872	14.027091	5.63%	0	2005
	11.960392	13.278872	11.02%	0	2004
	8.937192	11.960392	33.83%	0	2003

Neuberger Berman Genesis Fund: Trust Class	18.333376	19.251781	5.01%	0	2006
	16.100772	18.333376	13.87%	0	2005
	13.857687	16.100772	16.19%	0	2004
	10.751377	13.857687	28.89%	0	2003

Neuberger Berman Guardian Fund: Trust Class	11.306976	12.544338	10.94%	0	2006
	10.667828	11.306976	5.99%	0	2005
	9.398853	10.667828	13.50%	0	2004
	7.110837	9.398853	32.18%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Partners Fund: Trust Class	12.763402	14.125639	10.67%	0	2006
	11.065686	12.763402	15.34%	0	2005
	9.496590	11.065686	16.52%	0	2004
	7.150197	9.496590	32.82%	0	2003

Neuberger Berman Socially Responsive Fund: Trust Class	11.809790	13.206117	11.82%	0	2006
	11.225939	11.809790	5.20%	0	2005
	10.000000	11.225939	12.26%	0	2004
			12.94%

Oppenheimer Capital Appreciation Fund: Class A	7.582547	7.980807	5.25%	0	2006
	7.397345	7.582547	2.50%	0	2005
	7.097708	7.397345	4.22%	0	2004
	5.600219	7.097708	26.74%	0	2003

Oppenheimer Champion Income Fund: Class A	11.988834	12.816906	6.91%	0	2006
	11.928439	11.988834	0.51%	0	2005
	11.156828	11.928439	6.92%	0	2004
	10.000000	11.156828	11.57%	0	2003*

Oppenheimer Global Fund: Class A	12.143346	13.955239	14.92%	0	2006
	10.895841	12.143346	11.45%	0	2005
	9.378392	10.895841	16.18%	0	2004
	6.695292	9.378392	40.07%	0	2003

Oppenheimer Strategic Income Fund: Class A	13.426834	14.155227	5.42%	0	2006
	13.166911	13.426834	1.97%	0	2005
	12.269447	13.166911	7.31%	0	2004
	10.479384	12.269447	17.08%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	12.818539	14.733733	14.94%	0	2006
	11.480022	12.818539	11.66%	0	2005
	10.000000	11.480022	14.80%	0	2004*

PIMCO Total Return Fund: Class A	12.584678	12.753144	1.34%	0	2006
	12.553070	12.584678	0.25%	0	2005
	12.253598	12.553070	2.44%	0	2004
	11.913171	12.253598	2.86%	0	2003

Putnam International Equity Fund: Class A	15.787436	19.821571	25.55%	0	2006
	14.323803	15.787436	10.22%	0	2005
	12.587433	14.323803	13.79%	0	2004
	10.000000	12.587433	25.87%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Voyager Fund: Class A	12.376495	12.750967	3.03%	0	2006
	11.982489	12.376495	3.29%	0	2005
	11.679452	11.982489	2.59%	0	2004
	10.000000	11.679452	16.79%	0	2003*

Templeton Foreign Fund: Class A	12.857276	15.096996	17.42%	0	2006
	11.870069	12.857276	8.32%	0	2005
	10.262804	11.870069	15.66%	0	2004
	8.031823	10.262804	27.78%	0	2003

Van Kampen Growth and Income Fund: Class A	14.792825	16.801649	13.58%	0	2006
	13.751326	14.792825	7.57%	0	2005
	12.327687	13.751326	11.55%	0	2004
	10.000000	12.327687	23.28%	0	2003*

Van Kampen Mid Cap Growth Fund: Class A	16.649057	17.768098	6.72%	0	2006
	14.458903	16.649057	15.15%	0	2005
	12.203017	14.458903	18.49%	0	2004
	10.000000	12.203017	22.03%	0	2003*

Van Kampen Real Estate Securities Fund: Class A	19.353435	26.043681	34.57%	0	2006
	16.952977	19.353435	14.16%	0	2005
	12.669771	16.952977	33.81%	0	2004
	10.000000	12.669771	26.70%	0	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	14.812101	15.395786	3.94%	0	2006
	13.463209	14.812101	10.02%	0	2005
	12.141877	13.463209	10.88%	0	2004
	10.000000	12.141877	21.42%	0	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	12.581199	14.203844	12.90%	0	2006
	11.472581	12.581199	9.66%	0	2005
	10.657335	11.472581	7.65%	0	2004
	7.848429	10.657335	35.79%	0	2003

Wells Fargo Advantage Growth Fund: Investor Class	11.652427	12.290035	5.47%	0	2006
	10.919596	11.652427	6.71%	0	2005
	9.908704	10.919596	10.20%	0	2004
	10.000000	9.908704	-0.91%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	6.504044	7.347746	12.97%	0	2006
	6.765850	6.504044	-3.87%	0	2005
	6.347343	6.765850	6.59%	0	2004
	5.209902	6.347343	21.83%	0	2003

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	11.030954	12.288555	11.40%	0	2006
	10.000000	11.030954	10.31%	0	2005*

Additional Contract Options Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	10.220011	11.056365	8.18%	0	2006
	10.000000	10.220011	2.20%	0	2005*

AIM Dynamics Fund: Investor Class	8.285963	9.438918	13.91%	0	2006
	7.680133	8.285963	7.89%	0	2005
	7.018829	7.680133	9.42%	0	2004

AIM Small Cap Growth Fund: Investor Class	10.000000	10.126402	1.26%	0	2006*

American Century Growth: Investor Class	8.593939	9.068462	5.52%	0	2006
	8.385286	8.593939	2.49%	0	2005
	7.804996	8.385286	7.43%	0	2004

American Century Income & Growth: Advisor Class	10.198403	11.650945	14.24%	0	2006
	9.980399	10.198403	2.18%	0	2005
	9.058440	9.980399	10.18%	0	2004

American Century International Growth: Advisor Class	9.825393	11.978556	21.91%	0	2006
	8.889893	9.825393	10.52%	0	2005
	7.905486	8.889893	12.45%	0	2004

American Century Short Term Government: Investor Class	10.198575	10.368174	1.66%	0	2006
	10.262192	10.198575	-0.62%	0	2005
	10.429703	10.262192	-1.61%	0	2004

American Century Ultra: Investor Class	9.157081	8.657623	-5.45%	107	2006
	9.172972	9.157081	-0.17%	88	2005
	8.477457	9.172972	8.20%	60	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	12.358625	15.085329	22.06%	0	2006
	11.190461	12.358625	10.44%	0	2005
	10.000000	11.190461	11.90%	0	2004*

Dreyfus Appreciation Fund, Inc.	9.150658	10.400020	13.65%	0	2006
	8.988564	9.150658	1.80%	0	2005
	8.710224	8.988564	3.20%	0	2004

Dreyfus Emerging Leaders Fund	11.912936	12.468729	4.67%	0	2006
	11.162314	11.912936	6.72%	0	2005
	9.996608	11.162314	11.66%	0	2004

Dreyfus Premier Balanced Opportunity Fund: Class Z	9.766470	10.456868	7.07%	0	2006
	10.124382	9.766470	-3.54%	0	2005
	10.000000	10.124382	1.24%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Premier Third Century Fund, Inc.: Class Z	7.316562	7.796607	6.56%	0	2006
	7.233734	7.316562	1.15%	0	2005
	6.986141	7.233734	3.54%	0	2004

Federated Bond Fund: Class F Shares	12.295415	12.719557	3.45%	0	2006
	12.345192	12.295415	-0.40%	0	2005
	11.827299	12.345192	4.38%	0	2004

Federated Equity Income Fund, Inc.: Class F Shares	9.587010	11.497333	19.93%	0	2006
	9.520028	9.587010	0.70%	0	2005
	8.620748	9.520028	10.43%	0	2004

Federated High Yield Trust	12.172632	13.199596	8.44%	0	2006
	12.156752	12.172632	0.13%	0	2005
	11.140850	12.156752	9.12%	0	2004

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	11.473152	11.697347	1.95%	0	2006
	11.500314	11.473152	-0.23%	0	2005
	11.397876	11.500314	0.90%	0	2004

Fidelity Advisor Balanced Fund: Class A	10.520140	11.468561	9.02%	0	2006
	10.221604	10.520140	2.92%	0	2005
	9.940908	10.221604	2.82%	0	2004

Fidelity Advisor Equity Growth Fund: Class A	7.831645	8.156910	4.15%	0	2006
	7.602248	7.831645	3.02%	0	2005
	7.562013	7.602248	0.53%	0	2004

Fidelity Advisor Equity Income Fund: Class A	11.233324	12.856186	14.45%	0	2006
	10.797351	11.233324	4.04%	0	2005
	9.851731	10.797351	9.60%	0	2004

Fidelity Advisor Growth Opportunities Fund: Class A	9.646885	9.904592	2.67%	0	2006
	9.084164	9.646885	5.91%	0	2005
	8.678481	9.084164	4.67%	0	2004

Fidelity Advisor High Income Advantage Fund: Class T	14.313311	16.167984	12.96%	0	2006
	13.998314	14.313311	2.25%	0	2005
	12.473679	13.998314	12.22%	0	2004

Fidelity Advisor Overseas Fund: Class A	10.990192	12.779757	16.28%	0	2006
	9.834721	10.990192	11.75%	0	2005
	8.903438	9.834721	10.46%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	12.729500	14.660525	15.17%	0	2006
	10.966288	12.729500	16.08%	0	2005
	10.000000	10.966288	9.66%	0	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	16.600856	18.882103	13.74%	0	2006
	15.312016	16.600856	8.42%	0	2005
	12.500890	15.312016	22.49%	0	2004

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	12.348455	14.241616	15.33%	0	2006
	11.485338	12.348455	7.51%	0	2005
	10.352418	11.485338	10.94%	0	2004

Franklin Small-Mid Cap Growth Fund: Class A	9.858532	10.362052	5.11%	0	2006
	9.122702	9.858532	8.07%	0	2005
	8.256208	9.122702	10.50%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	12.328820	14.638823	18.74%	0	2006
	11.451436	12.328820	7.66%	0	2005
	10.000000	11.451436	14.51%	0	2004*

J.P. Morgan NVIT Balanced Fund: Class I	10.180185	11.170753	9.73%	0	2006
	10.155628	10.180185	0.24%	0	2005
	9.576209	10.155628	6.05%	0	2004

Janus Adviser Balanced Fund: I Shares	10.813115	11.669349	7.92%	0	2006
	10.273686	10.813115	5.25%	0	2005
	9.694252	10.273686	5.98%	0	2004

Janus Adviser International Growth Fund: I Shares	12.138972	17.162740	41.39%	0	2006
	9.426385	12.138972	28.78%	0	2005
	8.046007	9.426385	17.16%	0	2004

Janus Adviser Worldwide Fund: I Shares	7.758598	8.868792	14.31%	0	2006
	7.482564	7.758598	3.69%	0	2005
	7.308851	7.482564	2.38%	0	2004

Janus Fund	7.304448	7.896724	8.11%	0	2006
	7.186090	7.304448	1.65%	0	2005
	7.022372	7.186090	2.33%	0	2004

Janus Twenty Fund	9.338275	10.251438	9.78%	0	2006
	8.730197	9.338275	6.97%	0	2005
	7.208658	8.730197	21.11%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Worldwide Fund	7.772362	8.957922	15.25%	0	2006
	7.511942	7.772362	3.47%	0	2005
	7.281726	7.511942	3.16%	0	2004

Lazard Small Cap Portfolio: Open Shares	14.085076	16.078207	14.15%	0	2006
	13.863839	14.085076	1.60%	0	2005
	12.343922	13.863839	12.31%	0	2004

Nationwide Bond Fund: Class D	12.040107	12.287522	2.05%	0	2006
	11.943195	12.040107	0.81%	0	2005
	11.655349	11.943195	2.47%	0	2004

Nationwide Bond Index Fund: Class A	11.256918	11.416741	1.42%	0	2006
	11.304287	11.256918	-0.42%	0	2005
	11.148400	11.304287	1.40%	0	2004

Nationwide Government Bond Fund: Class D	11.458106	11.632026	1.52%	0	2006
	11.405278	11.458106	0.46%	0	2005
	11.281979	11.405278	1.09%	0	2004

Nationwide Growth Fund: Class A	11.115604	11.518117	3.62%	0	2006
	10.715732	11.115604	3.73%	0	2005
	10.169733	10.715732	5.37%	0	2004

Nationwide Growth Fund: Class D	8.467193	8.799572	3.93%	0	2006
	8.128830	8.467193	4.16%	0	2005
	7.691913	8.128830	5.68%	0	2004

Nationwide NMF Investor Destinations Conservative Fund: Service Class	10.616236	11.012610	3.73%	0	2006
	10.523424	10.616236	0.88%	0	2005
	10.275453	10.523424	2.41%	0	2004

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class	10.782798	11.436611	6.06%	0	2006
	10.564991	10.782798	2.06%	0	2005
	10.095262	10.564991	4.65%	0	2004

Nationwide NMF Investor Destinations Moderate Fund: Service Class	10.798063	11.757669	8.89%	0	2006
	10.479737	10.798063	3.04%	0	2005
	9.798231	10.479737	6.96%	0	2004

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class	10.913744	12.209762	11.88%	0	2006
	10.430271	10.913744	4.64%	0	2005
	9.518843	10.430271	9.57%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide NMF Investor Destinations Aggressive Fund: Class A	10.884177	12.430291	14.21%	0	2006
	10.323943	10.884177	5.43%	0	2005
	9.264141	10.323943	11.44%	0	2004

Nationwide International Index Fund: Class A	11.397254	13.997627	22.82%	0	2006
	10.270674	11.397254	10.97%	0	2005
	8.819249	10.270674	16.46%	0	2004

Nationwide Large Cap Value Fund: Class A	11.434076	13.529528	18.33%	0	2006
	10.861187	11.434076	4.87%	0	2005
	9.587987	10.861187	13.28%	0	2004

Nationwide Mid Cap Market Index Fund: Class A	13.113382	14.046360	7.11%	0	2006
	11.995945	13.113382	9.32%	0	2005
	10.617663	11.995945	12.98%	0	2004

Nationwide Money Market Fund: Service Class	9.592777	9.788185	2.04%	0	2006
	9.567346	9.592777	0.27%	83	2005
	9.721815	9.567346	-1.59%	334	2004

Nationwide® Fund: Class D	10.447267	11.626695	11.29%	0	2006
	9.954204	10.447267	4.95%	0	2005
	9.276757	9.954204	7.30%	0	2004

Nationwide S&P 500® Index Fund: Service Class	9.313313	10.484158	12.57%	356	2006
	9.139249	9.313313	1.90%	343	2005
	8.476867	9.139249	7.81%	239	2004

Nationwide Small Cap Fund: Class A	16.945235	21.395243	26.26%	0	2006
	14.148844	16.945235	19.76%	0	2005
	11.508869	14.148844	22.94%	0	2004

Nationwide Small Cap Index Fund: Class A	12.716050	14.568303	14.57%	0	2006
	12.466687	12.716050	2.00%	0	2005
	10.830149	12.466687	15.11%	0	2004

Nationwide Value Opportunities Fund: Class A	12.746792	14.684004	15.20%	0	2006
	12.085325	12.746792	5.47%	0	2005
	10.902059	12.085325	10.85%	0	2004

Neuberger Berman Genesis Fund: Trust Class	16.681926	17.490832	4.85%	0	2006
	14.672821	16.681926	13.69%	0	2005
	12.648037	14.672821	16.01%	0	2004

Neuberger Berman Guardian Fund: Trust Class	10.626197	11.771049	10.77%	0	2006
	10.040874	10.626197	5.83%	0	2005
	8.860055	10.040874	13.33%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Partners Fund: Trust Class	12.297153	13.588829	10.50%	0	2006
	10.677761	12.297153	15.17%	0	2005
	9.177730	10.677761	16.34%	0	2004

Neuberger Berman Socially Responsive Fund: Trust Class	11.779813	13.152466	11.65%	0	2006
	11.214567	11.779813	5.04%	0	2005
	10.000000	11.214567	12.15%	0	2004*

Oppenheimer Capital Appreciation Fund: Class A	8.383119	8.809944	5.09%	0	2006
	8.190878	8.383119	2.35%	0	2005
	7.871159	8.190878	4.06%	0	2004

Oppenheimer Champion Income Fund: Class A	11.939885	12.745071	6.74%	0	2006
	11.897913	11.939885	0.35%	0	2005
	11.145353	11.897913	6.75%	0	2004

Oppenheimer Global Fund: Class A	12.645158	14.509732	14.75%	0	2006
	11.363447	12.645158	11.28%	0	2005
	9.795872	11.363447	16.00%	0	2004

Oppenheimer Strategic Income Fund: Class A	13.491706	14.201881	5.26%	0	2006
	13.250772	13.491706	1.82%	0	2005
	12.366539	13.250772	7.15%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	12.786011	14.673899	14.77%	65	2006
	11.468391	12.786011	11.49%	64	2005
	10.000000	11.468391	14.68%	50	2004*

PIMCO Total Return Fund: Class A	11.885688	12.026391	1.18%	302	2006
	11.873980	11.885688	0.10%	259	2005
	11.608496	11.873980	2.29%	171	2004

Putnam International Equity Fund: Class A	15.723067	19.710607	25.36%	0	2006
	14.287231	15.723067	10.05%	0	2005
	12.574551	14.287231	13.62%	0	2004

Putnam Voyager Fund: Class A	12.326028	12.679569	2.87%	0	2006
	11.951889	12.326028	3.13%	0	2005
	11.667490	11.951889	2.44%	0	2004

Templeton Foreign Fund: Class A	13.158588	15.427198	17.24%	0	2006
	12.166829	13.158588	8.15%	0	2005
	10.535515	12.166829	15.48%	0	2004

Van Kampen Growth and Income Fund: Class A	16.581216	17.668648	6.56%	0	2006
	14.422003	16.581216	14.97%	0	2005
	12.190539	14.422003	18.30%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Mid Cap Growth Fund: Class A	14.732528	16.707602	13.41%	0	2006
	13.716223	14.732528	7.41%	0	2005
	12.315083	13.716223	11.38%	0	2004

Van Kampen Real Estate Securities Fund: Class A	19.274561	25.897973	34.36%	0	2006
	16.909710	19.274561	13.99%	0	2005
	12.656814	16.909710	33.60%	0	2004

Waddell & Reed Advisors Small Cap Fund: Class A	14.751722	15.309588	3.78%	0	2006
	13.428838	14.751722	9.85%	0	2005
	12.129457	13.428838	10.71%	0	2004

Wells Fargo Advantage Common Stock Fund: Class Z	11.810537	13.313418	12.72%	0	2006
	10.786305	11.810537	9.50%	0	2005
	10.035201	10.786305	7.48%	0	2004

Wells Fargo Advantage Growth Fund: Investor Class	11.613974	12.230756	5.31%	0	2006
	10.900209	11.613974	6.55%	0	2005
	9.906293	10.900209	10.03%	0	2004

Wells Fargo Advantage Growth and Income Fund: Investor Class	8.306790	9.370014	12.80%	0	2006
	8.654385	8.306790	-4.02%	0	2005
	8.131519	8.654385	6.43%	0	2004

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	11.018638	12.256078	11.23%	0	2006
	10.000000	11.018638	10.19%	0	2005*

Maximum Additional Contract Options Elected (Total 2.55%)
(Variable account charges of 2.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	10.205567	11.006952	7.85%	0	2006
	10.000000	10.205567	2.06%	0	2005*

AIM Dynamics Fund: Investor Class	8.167890	9.275940	13.57%	0	2006
	7.593917	8.167890	7.56%	0	2005
	6.961397	7.593917	9.09%	0	2004
	5.166011	6.961397	34.75%	0	2003

AIM Small Cap Growth Fund: Investor Class	10.000000	10.103720	1.04%	0	2006*

American Century Growth: Investor Class	8.471499	8.911882	5.20%	0	2006
	8.291188	8.471499	2.17%	0	2005
	7.741169	8.291188	7.11%	0	2004
	6.384882	7.741169	21.24%	0	2003

American Century Income & Growth: Advisor Class	10.053180	11.449913	13.89%	0	2006
	9.868467	10.053180	1.87%	0	2005
	8.984408	9.868467	9.84%	0	2004
	7.128447	8.984408	26.04%	0	2003

American Century International Growth: Advisor Class	9.685463	11.771841	21.54%	0	2006
	8.790187	9.685463	10.18%	0	2005
	7.840876	8.790187	12.11%	0	2004
	6.431029	7.840876	21.92%	0	2003

American Century Short Term Government: Investor Class	10.053276	10.189174	1.35%	0	2006
	10.147043	10.053276	-0.92%	0	2005
	10.344421	10.147043	-1.91%	0	2004
	10.000000	10.344421	-1.46%	0	2003*

American Century Ultra: Investor Class	9.026654	8.508179	-5.74%	0	2006
	9.070075	9.026654	-0.48%	0	2005
	8.408159	9.070075	7.87%	0	2004
	6.857001	8.408159	22.62%	0	2003

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	12.295785	14.962699	21.69%	0	2006
	11.167726	12.295785	10.10%	0	2005
	10.000000	11.167726	11.68%	0	2004*

Dreyfus Appreciation Fund, Inc.	9.020347	10.220545	13.31%	0	2006
	8.887752	9.020347	1.49%	0	2005
	8.639030	8.887752	2.88%	0	2004
	7.363631	8.639030	17.32%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Emerging Leaders Fund	11.743297	12.253546	4.35%	0	2006
	11.037120	11.743297	6.40%	0	2005
	9.914895	11.037120	11.32%	0	2004
	7.294113	9.914895	35.93%	0	2003

Dreyfus Premier Balanced Opportunity Fund: Class Z	9.735441	10.391751	6.74%	0	2006
	10.123193	9.735441	-3.83%	0	2005
	10.000000	10.123193	1.23%	0	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	7.212307	7.661993	6.23%	0	2006
	7.152550	7.212307	0.84%	0	2005
	6.929005	7.152550	3.23%	0	2004
	5.648617	6.929005	22.67%	0	2003

Federated Bond Fund: Class F Shares	12.120335	12.500068	3.13%	0	2006
	12.206776	12.120335	-0.71%	0	2005
	11.730685	12.206776	4.06%	0	2004
	10.664913	11.730685	9.99%	0	2003

Federated Equity Income Fund, Inc.: Class F Shares	9.450484	11.298938	19.56%	0	2006
	9.413263	9.450484	0.40%	0	2005
	8.550293	9.413263	10.09%	0	2004
	7.079111	8.550293	20.78%	0	2003

Federated High Yield Trust	11.999202	12.971710	8.10%	0	2006
	12.020338	11.999202	-0.18%	0	2005
	11.049748	12.020338	8.78%	0	2004
	9.232305	11.049748	19.69%	0	2003

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	11.309689	11.495401	1.64%	0	2006
	11.371269	11.309689	-0.54%	0	2005
	11.304676	11.371269	0.59%	0	2004
	10.939811	11.304676	3.34%	0	2003

Fidelity Advisor Balanced Fund: Class A	10.370320	11.270642	8.68%	0	2006
	10.106955	10.370320	2.61%	0	2005
	9.859666	10.106955	2.51%	0	2004
	8.583438	9.859666	14.87%	0	2003

Fidelity Advisor Equity Growth Fund: Class A	7.720062	8.016072	3.83%	0	2006
	7.516942	7.720062	2.70%	0	2005
	7.500192	7.516942	0.22%	0	2004
	5.827329	7.500192	28.71%	0	2003

Fidelity Advisor Equity Income Fund: Class A	11.073356	12.634326	14.10%	0	2006
	10.676247	11.073356	3.72%	0	2005
	9.771204	10.676247	9.26%	0	2004
	7.787572	9.771204	25.47%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Growth Opportunities Fund: Class A	9.509498	9.733638	2.36%	0	2006
	8.982266	9.509498	5.59%	0	2005
	8.607539	8.982266	4.35%	0	2004
	6.826177	8.607539	26.10%	0	2003

Fidelity Advisor High Income Advantage Fund: Class T	14.109387	15.888855	12.61%	0	2006
	13.841243	14.109387	1.94%	0	2005
	12.371687	13.841243	11.88%	0	2004
	8.845600	12.371687	39.86%	0	2003

Fidelity Advisor Overseas Fund: Class A	10.833655	12.559171	15.93%	0	2006
	9.724377	10.833655	11.41%	0	2005
	8.830634	9.724377	10.12%	0	2004
	6.278923	8.830634	40.64%	0	2003

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	12.664802	14.541388	14.82%	0	2006
	10.944025	12.664802	15.72%	0	2005
	10.000000	10.944025	9.44%	0	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	16.364492	18.556303	13.39%	0	2006
	15.140323	16.364492	8.09%	0	2005
	12.398742	15.140323	22.11%	0	2004
	9.818672	12.398742	26.28%	0	2003

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	12.172651	13.995902	14.98%	0	2006
	11.356564	12.172651	7.19%	0	2005
	10.267844	11.356564	10.60%	0	2004
	8.350135	10.267844	22.97%	0	2003

Franklin Small-Mid Cap Growth Fund: Class A	9.718094	10.183170	4.79%	0	2006
	9.020345	9.718094	7.74%	0	2005
	8.188701	9.020345	10.16%	0	2004
	6.103176	8.188701	34.17%	0	2003

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	12.266150	14.519847	18.37%	0	2006
	11.428183	12.266150	7.33%	0	2005
	10.000000	11.428183	14.28%	0	2004*

J.P. Morgan NVIT Balanced Fund: Class I	10.042997	10.986514	9.39%	0	2006
	10.049519	10.042997	-0.06%	0	2005
	9.505323	10.049519	5.73%	0	2004
	8.237094	9.505323	15.40%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Adviser Balanced Fund: I Shares	10.659127	11.467970	7.59%	0	2006
	10.158457	10.659127	4.93%	0	2005
	9.615021	10.158457	5.65%	0	2004
	8.654408	9.615021	11.10%	0	2003

Janus Adviser International Growth Fund: I Shares	11.966092	16.866566	40.95%	0	2006
	9.320623	11.966092	28.38%	0	2005
	7.980216	9.320623	16.80%	0	2004
	6.075810	7.980216	31.34%	0	2003

Janus Adviser Worldwide Fund: I Shares	7.648042	8.715652	13.96%	0	2006
	7.398578	7.648042	3.37%	0	2005
	7.249070	7.398578	2.06%	0	2004
	6.055866	7.249070	19.70%	0	2003

Janus Fund	7.200364	7.760361	7.78%	0	2006
	7.105441	7.200364	1.34%	0	2005
	6.964933	7.105441	2.02%	0	2004
	5.426426	6.964933	28.35%	0	2003

Janus Twenty Fund	9.205252	10.074484	9.44%	0	2006
	8.632238	9.205252	6.64%	0	2005
	7.149705	8.632238	20.74%	0	2004
	5.854878	7.149705	22.12%	0	2003

Janus Worldwide Fund	7.661648	8.803320	14.90%	0	2006
	7.427666	7.661648	3.15%	0	2005
	7.222194	7.427666	2.85%	0	2004
	5.965304	7.222194	21.07%	0	2003

Lazard Small Cap Portfolio: Open Shares	13.884510	15.800760	13.80%	0	2006
	13.708361	13.884510	1.28%	0	2005
	12.243066	13.708361	11.97%	0	2004
	9.066749	12.243066	35.03%	0	2003

Nationwide Bond Fund: Class D	11.868565	12.075382	1.74%	0	2006
	11.809178	11.868565	0.50%	0	2005
	11.560040	11.809178	2.16%	0	2004
	11.150171	11.560040	3.68%	0	2003

Nationwide Bond Index Fund: Class A	11.096539	11.219640	1.11%	0	2006
	11.177442	11.096539	-0.72%	0	2005
	11.057239	11.177442	1.09%	0	2004
	10.997324	11.057239	0.54%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Government Bond Fund: Class D	11.294857	11.431206	1.21%	0	2006
	11.277297	11.294857	0.16%	0	2005
	11.189724	11.277297	0.78%	0	2004
	11.268892	11.189724	-0.70%	0	2003

Nationwide Growth Fund: Class A	11.046471	11.411429	3.30%	0	2006
	10.681774	11.046471	3.41%	0	2005
	10.168711	10.681774	5.05%	0	2004
	10.000000	10.168711	1.69%	0	2003*

Nationwide Growth Fund: Class D	8.346565	8.647659	3.61%	0	2006
	8.037615	8.346565	3.84%	0	2005
	7.629015	8.037615	5.36%	0	2004
	5.884937	7.629015	29.64%	0	2003*

Nationwide NMF Investor Destinations Conservative Fund: Service Class	10.465062	10.822574	3.42%	0	2006
	10.405415	10.465062	0.57%	0	2005
	10.191495	10.405415	2.10%	0	2004
	9.714980	10.191495	4.90%	0	2003

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class	10.629253	11.239246	5.74%	0	2006
	10.446510	10.629253	1.75%	0	2005
	10.012777	10.446510	4.33%	0	2004
	9.050107	10.012777	10.64%	0	2003

Nationwide NMF Investor Destinations Moderate Fund: Service Class	10.644307	11.554781	8.55%	0	2006
	10.362215	10.644307	2.72%	0	2005
	9.718168	10.362215	6.63%	0	2004
	8.330475	9.718168	16.66%	0	2003

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class	10.758324	11.999057	11.53%	0	2006
	10.313285	10.758324	4.32%	0	2005
	9.441045	10.313285	9.24%	0	2004
	7.669800	9.441045	23.09%	0	2003

Nationwide NMF Investor Destinations Aggressive Fund: Class A	10.729182	12.215788	13.86%	0	2006
	10.208159	10.729182	5.10%	0	2005
	9.188431	10.208159	11.10%	0	2004
	7.159509	9.188431	28.34%	0	2003

Nationwide International Index Fund: Class A	11.234926	13.756049	22.44%	0	2006
	10.155455	11.234926	10.63%	0	2005
	8.747133	10.155455	16.10%	0	2004
	6.550040	8.747133	33.54%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Large Cap Value Fund: Class A	11.271231	13.296029	17.96%	0	2006
	10.739362	11.271231	4.55%	0	2005
	9.509628	10.739362	12.93%	0	2004
	7.621828	9.509628	54.77%	0	2003

Nationwide Mid Cap Market Index Fund: Class A	12.926668	13.803980	6.79%	0	2006
	11.861414	12.926668	8.98%	0	2005
	10.530882	11.861414	12.63%	0	2004
	8.041239	10.530882	30.96%	0	2003

Nationwide Money Market Fund: Service Class	9.456103	9.619195	1.72%	0	2006
	9.459988	9.456103	-0.04%	0	2005
	9.642318	9.459988	-1.89%	0	2004
	9.845088	9.642318	-2.06%	0	2003

Nationwide® Fund: Class D	10.298479	11.426049	10.95%	0	2006
	9.842553	10.298479	4.63%	0	2005
	9.200939	9.842553	6.97%	0	2004
	7.428374	9.200939	23.86%	0	2003

Nationwide S&P 500® Index Fund: Service Class	9.180662	10.303207	12.23%	0	2006
	9.036729	9.180662	1.59%	0	2005
	8.407565	9.036729	7.48%	0	2004
	6.751314	8.407565	24.53%	0	2003

Nationwide Small Cap Fund: Class A	12.534969	14.316885	14.22%	0	2006
	12.326852	12.534969	1.69%	0	2005
	10.741630	12.326852	14.76%	0	2004
	7.578453	10.741630	41.74%	0	2003

Nationwide Small Cap Index Fund: Class A	16.704020	21.026149	25.87%	0	2006
	13.990215	16.704020	19.40%	0	2005
	11.414844	13.990215	22.56%	0	2004
	7.913591	11.414844	44.24%	0	2003

Nationwide Value Opportunities Fund: Class A	12.565291	14.430614	14.85%	0	2006
	11.949797	12.565291	5.15%	0	2005
	10.812968	11.949797	10.51%	0	2004
	8.117052	10.812968	33.21%	0	2003

Neuberger Berman Genesis Fund: Trust Class	16.444448	17.189056	4.53%	0	2006
	14.508311	16.444448	13.35%	0	2005
	12.544711	14.508311	15.65%	0	2004
	9.777594	12.544711	28.30%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Guardian Fund: Trust Class	10.474860	11.567895	10.43%	0	2006
	9.928236	10.474860	5.51%	0	2005
	8.787619	9.928236	12.98%	0	2004
	6.679060	8.787619	31.57%	0	2003

Neuberger Berman Partners Fund: Trust Class	12.122041	13.354335	10.17%	0	2006
	10.557989	12.122041	14.81%	0	2005
	9.102701	10.557989	15.99%	0	2004
	6.885233	9.102701	32.21%	0	2003

Neuberger Berman Socially Responsive Fund: Trust Class	11.719934	13.045572	11.31%	0	2006
	11.191807	11.719934	4.72%	0	2005
	10.000000	11.191807	11.92%	0	2004*

Oppenheimer Capital Appreciation Fund: Class A	8.263691	8.657854	4.77%	0	2006
	8.098968	8.263691	2.03%	0	2005
	7.806794	8.098968	3.74%	0	2004
	6.188097	7.806794	26.16%	0	2003

Oppenheimer Champion Income Fund: Class A	11.842345	12.602265	6.42%	0	2006
	11.836948	11.842345	0.05%	0	2005
	11.122380	11.836948	6.42%	0	2004
	10.000000	11.122380	11.22%	0	2003*

Oppenheimer Global Fund: Class A	12.465081	14.259341	14.39%	0	2006
	11.235995	12.465081	10.94%	0	2005
	9.715797	11.235995	15.65%	0	2004
	6.968131	9.715797	39.43%	0	2003

Oppenheimer Strategic Income Fund: Class A	13.298925	13.956108	4.94%	0	2006
	13.101534	13.298925	1.51%	0	2005
	12.264902	13.101534	6.82%	0	2004
	10.523874	12.264902	16.54%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	12.721021	14.554628	14.41%	0	2006
	11.445101	12.721021	11.15%	0	2005
	10.000000	11.445101	14.45%	0	2004*

PIMCO Total Return Fund: Class A	11.716355	11.818770	0.87%	0	2006
	11.740746	11.716355	-0.21%	0	2005
	11.513575	11.740746	1.97%	0	2004
	11.245397	11.513575	2.38%	0	2003

Putnam International Equity Fund: Class A	15.594872	19.490098	24.98%	0	2006
	14.214232	15.594872	9.71%	0	2005
	12.548782	14.214232	13.27%	0	2004
	10.000000	12.548782	25.49%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Voyager Fund: Class A	12.225496	12.537647	2.55%	0	2006
	11.890790	12.225496	2.81%	0	2005
	11.643580	11.890790	2.12%	0	2004
	10.000000	11.643580	16.44%	0	2003*

Templeton Foreign Fund: Class A	12.971191	15.160968	16.88%	0	2006
	12.030363	12.971191	7.82%	0	2005
	10.449404	12.030363	15.13%	0	2004
	8.215573	10.449404	27.19%	0	2003

Van Kampen Growth and Income Fund: Class A	14.612404	16.520665	13.06%	0	2006
	13.646126	14.612404	7.08%	0	2005
	12.289850	13.646126	11.04%	0	2004
	10.000000	12.289850	22.90%	0	2003*

Van Kampen Mid Cap Growth Fund: Class A	16.446025	17.470930	6.23%	0	2006
	14.348294	16.446025	14.62%	0	2005
	12.165559	14.348294	17.94%	0	2004
	10.000000	12.165559	21.66%	0	2003*

Van Kampen Real Estate Securities Fund: Class A	19.117432	25.608320	33.95%	0	2006
	16.823315	19.117432	13.64%	0	2005
	12.630884	16.823315	33.19%	0	2004
	10.000000	12.630884	26.31%	0	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	14.631420	15.138252	3.46%	0	2006
	13.360175	14.631420	9.52%	0	2005
	12.104591	13.360175	10.37%	0	2004
	10.000000	12.104591	21.05%	0	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	11.642325	13.083639	12.38%	0	2006
	10.665298	11.642325	9.16%	0	2005
	9.953173	10.665298	7.15%	0	2004
	7.363653	9.953173	35.17%	0	2003

Wells Fargo Advantage Growth Fund: Investor Class	11.537297	12.112804	4.99%	0	2006
	10.861461	11.537297	6.22%	0	2005
	9.901456	10.861461	9.70%	0	2004
	10.000000	9.901456	-0.99%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	8.188460	9.208271	12.45%	0	2006
	8.557290	8.188460	-4.31%	0	2005
	8.065043	8.557290	6.10%	0	2004
	6.650315	8.065043	21.27%	0	2003

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	10.994020	12.191258	10.89%	0	2006
	10.000000	10.994020	9.94%	0	2005*

INSERT FINANCIALS

PART C. OTHER INFORMATION

Item 24.                 Financial Statements and Exhibits

(a)Financial Statements:

Nationwide Variable Account:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract
Owners' Equity as of December 31, 2006.

Statements of Operations for the year
ended December 31, 2006.

Statements of Changes in Contract Owners'
Equity for the years ended December 31,
2006 and 2005.

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Balance Sheets as of December
31, 2006 and 2005.

Consolidated Statements of Income for the
years ended December 31, 2006, 2005 and 2004.

Consolidated Statements of Shareholder's
Equity for the years ended December 31,
2006, 2005 and 2004.

Consolidated Statements of Cash Flows for
the years ended December 31, 2006, 2005 and 2004.

Notes to Consolidated Financial Statements.

Financial Statement Schedules

Item 24.                 (b) Exhibits

(1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant	Attached hereto.
(2) Not Applicable
(3) Underwriting or Distribution of Contracts between the Depositor and Principal Underwriter
Underwriting or Distribution of contracts
between the Depositor and Principal
Underwriter - Filed previously with the Post-Effective Amendment No. 1 on April 28, 2000 (File No. 333-80481) and hereby incorporated by reference.

(4) The form of the variable annuity contract	The form of the variable annuity contract – Filed previously with the Pre-Effective Amendment No. 1 on December 15, 1999 (File No. 333-80481) and hereby incorporated by reference.
(5) Variable Annuity Application	Variable Annuity Application - Filed previously with Post-Effective Amendment No. 2 on April 24, 2000 (File No. 333-80481) and hereby incorporated by reference.
(6) Articles of Incorporation of Depositor	Attached hereto.
(7) Not Applicable
(8) Not Applicable
(9) Opinion of Counsel	Opinion of Counsel – Filed with Initial Filing of Registration Statement on June 11, 1999 (File No. 333-80481) and hereby incorporated by reference
(10) Consent of Independent Registered Public Accounting Firm	Attached hereto.
(11) Not Applicable
(12) Not Applicable
(99) Power of Attorney	Attached hereto.

Item 25.	Directors and Officers of the Depositor

Chairman of the Board and Director	Arden L. Shisler
Chief Executive Officer and Director	W. G. Jurgensen
President and Chief Operating Officer	Mark R. Thresher
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Financial, Investments and Strategy	Robert A. Rosholt
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer	Timothy G. Frommeyer
Senior Vice President-Chief Investment Officer	Gail G. Snyder
Senior Vice President-CIO Strategic Investments	Gary I. Siroko
Senior Vice President-Corporate Relations	Gregory S. Lashutka
Senior Vice President-Corporate Strategy	J. Stephen Baine
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Enterprise Chief Risk Officer	Brian W. Nocco
Senior Vice President-Health and Productivity	Holly R. Snyder
Senior Vice President-In Retirement Business Head	Keith I. Millner
Senior Vice President-Individual Protection Business Head	Peter A. Golato
Senior Vice President-Information Technology	Srinivas Koushik
Senior Vice President-Internal Audits	Kelly A. Hamilton
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-NF Systems	R. Dennis Noice
Senior Vice President-Non-Affiliated Sales	John Laughlin Carter
Senior Vice President-NW Retirement Plans	William S. Jackson
Senior Vice President-President - Nationwide Bank	Anne L. Arvia
Senior Vice President-Property and Casualty Claims	David R. Jahn
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	James R. Burke
Senior Vice President-Property and Casualty Human Resources	Gale V. King
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Vice President-Assistant to the CEO and Secretary	Thomas E. Barnes
Director	Joseph A. Alutto
Director	James G. Brocksmith, Jr.
Director	Keith W. Eckel
Director	Lydia M. Marshall
Director	Donald L. McWhorter
Director	David O. Miller
Director	Martha Miller de Lombera
Director	James F. Patterson
Director	Gerald D. Prothro
Director	Alex Shumate

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.
*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1717 Advisory Services, Inc.	Pennsylvania		The company was formerly registered as an investment advisor and is currently inactive.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
1717 Capital Management Company*	Pennsylvania		The company is registered as a broker-dealer and investment advisor.
1717 Insurance Agency of Massachusetts, Inc.	Massachusetts		The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Massachusetts.
1717 Insurance Agency of Texas, Inc.	Texas		The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Texas.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
AID Finance Services, Inc.	Iowa		The company operates as a holding company.
ALLIED General Agency Company	Iowa		The company acts as a general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
Allnations, Inc.	Ohio		The company engages in promoting, extending, and strengthening cooperative insurance organizations throughout the world.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company (f.k.a Nationwide Atlantic Insurance Company)	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Audenstar Limited	England and Wales		The company is an investment holding company.
BlueSpark, LLC	Ohio		The company is currently inactive.
Cal-Ag Insurance Services, Inc.	California		The company is an insurance agency.
CalFarm Insurance Agency	California		The company is an insurance agency.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and other various commercial liability coverages in Texas.
Corviant Corporation	Delaware
The purpose of the company is to create a captive distribution network through which affiliates can sell multi-manager investment products, insurance products and sophisticated estate planning services.

Crestbrook Insurance Company* (f.k.a. CalFarm Insurance Company)	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.
DVM Insurance Agency, Inc.	California		This company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
F&B, Inc.	Iowa		The company is an insurance agency that places business with carriers other than Farmland Mutual Insurance Company and its affiliates.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Financial Settlement Services Agency, Inc.	Ohio		The company is an insurance agency in the business of selling structured settlement products.
FutureHealth Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
FutureHealth Holding Company	Maryland		The company provides population health management.
FutureHealth Technologies Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
Gartmore Distribution Services, Inc.*	Delaware		The company is a limited purpose broker-dealer.
Gartmore Investor Services, Inc.	Ohio		The company provides transfer and dividend disbursing agent services to various mutual fund entities.
Gartmore Morley Capital Management, Inc.	Oregon		The company is an investment advisor and stable value money manager.
Gartmore Mutual Fund Capital Trust	Delaware		The trust acts as a registered investment advisor.
Gartmore S.A. Capital Trust	Delaware		The trust acts as a registered investment advisor.
Gates, McDonald & Company	Ohio		The company provides services to employers for managing workers' compensation matters and employee benefits costs.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.
COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
GatesMcDonald DTAO, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald DTNHP, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald DTC, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald Health Plus Inc.*	Ohio		The company provides medical management and cost containment services to employers.
GVH Participacoes e Empreedimientos Ltda.	Brazil		The company acts as a holding company.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company serves as a holding company for foreclosure entities.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
Morely & Associates, Inc. (f.k.a. Gartmore Morley & Associates, Inc.)	Oregon		The company brokers or places book-value maintenance agreements (wrap contracts) and guarantee investment contracts for collective investment trusts and accounts.
Morley Financial Services, Inc. (f.k.a. Gartmore Morley Financial Services, Inc.)	Oregon		The company is a holding company.
Mullen TBG Insurance Agency Services, LLC	Delaware		The company is a joint venture between TBG Insurance Services Corporation and MC Insurance Agency Services LLC. The Company provides financial products and services to executive plan participants.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England
This is a limited liability company organized for profit under the Companies Act of 1948 of England for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds.  This company is currently inactive.

Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company provides property and casualty insurance products.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as a holding company.
COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Global Asset Management, Inc. (f.k.a. Gartmore Global Asset Management , Inc.)	Delaware		The company operates as a holding company.
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending agency custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan act of 1933.

Nationwide Better Health, Inc.	Ohio		The company is a holding company for the health and productivity operations of Nationwide.
Nationwide Cash Management Company*	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other Nationwide corporations, foundations, and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Document Solutions, Inc. (f.k.a. ALLIED Document Solutions, Inc.)	Iowa		The company provides general printing services to its affiliated companies as well as to certain unaffiliated companies.
Nationwide Emerging Managers, LLC (f.k.a. Gartmore Emerging Managers, LLC)	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Institution Distributors Insurance Agency, Inc. of Massachusetts	Massachusetts		The company is an insurance agency.
Nationwide Financial Institution Distributors Insurance Agency, Inc. of New Mexico	New Mexico		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Financial Sp. Zo.o	Poland		The company is currently inactive.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Finance, LLC	Ohio		The company acts as a support company for Nationwide Global Holdings, Inc. in its international capitalization efforts.
Nationwide Global Funds	Luxembourg		This company issues shares of mutual funds.
Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc. (f.k.a. Gartmore Global Ventures, Inc.)	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide Insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company underwrites general property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business except life insurance.
Nationwide International Underwriters	California		The company is a special risk, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma		This is a limited purpose broker-dealer and acts as an investment advisor.
Nationwide Life and Annuity Company of America**	Delaware		The company provides individual life insurance products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing, and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products, and other life insurance products.
Nationwide Life Insurance Company of America*	Pennsylvania		The company provides individual life insurance and group annuity products.
Nationwide Life Insurance Company of Delaware*	Delaware		The company insures against personal injury, disability or death resulting from traveling, sickness or other general accidents, and every type of insurance appertaining thereto.
Nationwide Lloyds	Texas		The company markets commercial and residential property insurance in Texas.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Management Systems, Inc.	Ohio		The company offers a preferred provider organization and other related products and services.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Properties, Ltd.	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investments.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company*	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in direct marketing of property and casualty insurance products.
Nationwide Securities, Inc.*	Ohio		The company is a registered broker-dealer and provides investment management and administrative services.
Nationwide Separate Accounts, LLC (f.k.a. Gartmore Separate Accounts, LLC)	Delaware		The company acts as a registered investment advisor.
COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Nationwide Services For You, LLC	Ohio		The company provides consumer services that are related to the business of insurance, including services that help consumers prevent losses and mitigate risks.
Nationwide Services Sp. Zo.o.	Poland		The company is currently inactive.
Newhouse Capital Partners, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Capital Partners II, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Special Situations Fund I, LLC	Delaware
The company owns and manages contributed securities in order to achieve long-term capital appreciation from the contributed securities and through investments in a portfolio of other equity investments in financial service and other related companies.

NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NGH UK, Ltd.*	United Kingdom		The company is currently inactive.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NorthPointe Capital LLC	Delaware		The company acts as a registered investment advisor.
NWD Investment Management, Inc. (f.k.a. Gartmore Global Investments, Inc.)	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust (f.k.a. Gartmore Global Asset Management Trust)	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
NWD MGT, LLC (f.k.a. GGI MGT LLC)	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		This company is an insurance agency.
Provestco, Inc.	Delaware		The company serves as a general partner in certain real estate limited partnerships invested in by Nationwide Life Insurance Company of America.
COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Quick Sure Auto Agency, Inc.	Texas		The company is an insurance agency and operates as an employee agent "storefront" for Titan Insurance Services.
RCMD Financial Services, Inc.	Delaware		The company is a holding company.
Registered Investment Advisors Services, Inc.	Texas		The company facilitates third-party money management services for plan providers.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview Alternative Investment Advisors, LLC (f.k.a. Gartmore Riverview, LLC)	Delaware		The company provides investment management services to a limited number of institutional investors.
Riverview Alternative Investment Advisors II LLC (f.k.a. Gartmore riverview II, LLC)	Delaware		The company is a holding company.
Riverview International Group, Inc.	Delaware		The company is a holding company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
TBG Advisory Services Corporation (d.b.a. TBG Advisors)	California		The company is an investment advisor.
TBG Aviation, LLC	California		The company holds an investment in a leased airplane and maintains an operating agreement with Flight Options.
TBG Danco Insurance Services Corporation	California		The corporation provides life insurance and individual executive estate planning.
TBG Financial & Insurance Services Corporation*	California
The company consults with corporate clients and financial institutions on the development and implementation of proprietary and/or private placement insurance products for the financing of executive benefit programs and individual executive's estate planning requirements.  As a broker dealer, TBG Financial & Insurance Services Corporation provides access to institutional insurance investment products.

TBG Financial & Insurance Services Corporation of Hawaii	Hawaii		The corporation consults with corporate clients and financial institutions on the development and implementation of proprietary, private placement and institutional insurance products.
COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
TBG Insurance Services Corporation*	Delaware		The company markets and administers executive benefit plans.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Agency, Inc. (d.b.a. Arlans Agency)	Michigan		The company is an insurance agency that primarily sells non-standard automobile insurance for Titan Insurance Company in Michigan.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Holdings Service Corporation	Texas		The company is currently inactive.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		This is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Titan National Auto Call Center, Inc.	Texas		The company is licensed as an insurance agency that operates as an employee agent "call center" for Titan Indemnity Company.
Union Bond & Trust Company (f.k.a. Gartmore Trust Company)	Oregon		The company is an Oregon state bank with trust powers.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Financial Corporation	Delaware		The company acts as a holding company specifically for holding insurance companies of Victoria group of companies.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria Insurance Agency, Inc.	Ohio		The company is an insurance agency that acts as a broker for independent agents appointed with the Victoria companies in the State of Ohio.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.
Vida Seguradora SA	Brazil		The company operates as a licensed insurance company in the categories of life and unrestricted private pension plan in Brazil.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

ORG CHARTItem 27.                                           Number of Contract Owners

The number of Qualified and Non-Qualified contract owners as of January 31, 2007 was 3,995 and 0 respectively.

Item 28.                 Indemnification

Provision is made in Nationwide’s Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                 Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

Multi-Flex Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account	Nationwide VLI Separate Account-3
Nationwide Variable Account-II	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-6
Nationwide Variable Account-5	Nationwide VLI Separate Account-7
Nationwide Variable Account-6	Nationwide VL Separate Account-C
Nationwide Variable Account-7	Nationwide VL Separate Account-D
Nationwide Variable Account-8	Nationwide VL Separate Account-G
Nationwide Variable Account-9
Nationwide Variable Account-10
Nationwide Variable Account-11
Nationwide Variable Account-13
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b)	Directors and Officers of NISC:

President	Keith J. Kelly
Senior Vice President, Treasurer and Director	James D. Benson.
Vice President	Karen R. Colvin
Vice President	Scott A. Englehart
Vice President	Charles E. Riley
Vice President	Trey Rouse
Vice President and Assistant Secretary	Thomas E. Barnes
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Glenn W. Soden
Assistant Treasurer	Terry C. Smetzer
Director	John Laughlin Carter
Director	Keith I. Millner

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30.                 Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.                 Management Services
Not Applicable

Item 32.                 Undertakings

The Registrant hereby undertakes to:
(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

Nationwide hereby represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC Section 403(b)(11).

SIGNATURES
As required by the Securities Act of 1933, the Registrant, NATIONWIDE VARIABLE ACCOUNT, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 14th day of December, 2007.

NATIONWIDE VARIABLE ACCOUNT
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By /s/ W. MICHAEL STOBART
W. Michael Stobart
Attorney-in-Fact

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 14th day of December, 2007.

W. G. JURGENSEN
W. G. Jurgensen, Director and Chief Executive Officer
ARDEN L. SHISLER
Arden L. Shisler, Chairman of the Board
JOSEPH A. ALUTTO
Joseph A. Alutto, Director
JAMES G. BROCKSMITH, JR.
James G. Brocksmith, Jr., Director
KEITH W. ECKEL
Keith W. Eckel, Director
LYDIA M. MARSHALL
Lydia M. Marshall, Director
DONALD L. MCWHORTER
Donald L. McWhorter, Director
MARTHA MILLER DE LOMBERA
Martha Miller de Lombera, Director
DAVID O. MILLER
David O. Miller, Director
JAMES F. PATTERSON
James F. Patterson, Director
GERALD D. PROTHRO
Gerald D. Prothro, Director
ALEX SHUMATE
Alex Shumate, Director
By /s/ W. MICHAEL STOBART
W. Michael Stobart
Attorney-in-Fact